File Numbers: 333-28755; 811-05626
Filed under Rule 497(c)

ING
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY


                        PROFILE AND PROSPECTUS SUPPLEMENT


                                  MAY 13, 2002

                 SUPPLEMENT TO THE PROSPECTUS DATED MAY 1, 2002
                                       FOR
            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                 (THE "GOLDENSELECT PREMIUM PLUS(R) PROSPECTUS")
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                     FOR USE ONLY IN THE STATE OF WASHINGTON
                                   ----------

THE FOLLOWING INFORMATION SUPPLEMENTS AND REPLACES CERTAIN INFORMATION CONTAINED
    IN THE PROFILE AND PROSPECTUS DATED MAY 1, 2002 FOR DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS (THE "PROSPECTUS"). THE CAPITALIZED TERMS USED IN THIS SUPPLEMENT HAVE THE SAME MEANING AS THOSE IN THE PROSPECTUS. YOU
         SHOULD KEEP THIS SUPPLEMENT WITH YOUR PROFILE AND PROSPECTUS.

GOLDENSELECT PREMIUM PLUS(R) contracts issued for delivery in the State of Washington will have a "5.5% Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit." The "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" referred to in the Profile and Prospectus are not available and not offered in the State of Washington. All references to the "7% Solution Enhanced Death Benefit" and the "Max 7 Enhanced Death Benefit" as described in the profile and prospectus should be changed to the "5.5% Solution Enhanced Death Benefit" and a "Max 5.5 Enhanced Death Benefit." The following supplements the information in the Profile and Prospectus and is made part of those documents.

The charges, fees and expenses for the GOLDENSELECT PREMIUM PLUS(R) contracts with the 5.5% Solution Enhanced Death Benefit and Max 5.5% Enhanced Death Benefit are as described in the Profile and Prospectus with the exception of the mortality and expense risk charges. The mortality and expense risk charge depends on the death benefit you have elected an on the category of contact owner to which you belong. The categories of contract owners are also described in the Profile and Prospectus. If you are unsure of which category you are, please call our Customer Service Center at 1-800-366-0066.

FOR PRE-2001, YR-2001, MAY-2001 AND MAY-2002 CONTRACT OWNERS

                                                 5.5% SOLUTION        MAX 5.5
         Mortality & Expense Risk Charge            1.45%             1.60%
         Asset-Based Administrative Charge          0.15%             0.15%
                                                    -----             -----
                  Total                             1.60%             1.75%

The mortality and expense risk charge is deducted each business day at the rate of .004002% (5.5% Solution), or .004419% (Max 5.5), respectively, for each day since the previous business day. The Asset-Based Administrative Charge is deducted each business day at the rate of .000411%.

PRE-2000 OR YR-2000 CONTRACT OWNERS

PRE-2000:
                                                    5.5% SOLUTION
         Mortality & Expense Risk Charge               1.40%
         Asset-Based Administrative Charge             0.15%
                                                       -----
                  Total                                1.55%

The Mortality and Expense Risk Charge is deducted each business day at the rate of .003863% for each day since the previous business day. The Asset-Based Administrative Charge is deducted each business day at the rate of .000411%.

YR-2000:
                                                 5.5% SOLUTION        MAX 5.5
         Mortality & Expense Risk Charge            1.45%             1.55%
         Asset-Based Administrative Charge          0.15%             0.15%
                                                    -----             -----
                  Total                             1.60%             1.70%

The Mortality and Expense Risk Charge is deducted each business day at the rate of .004002% (5.5% Solution) or .004280% (Max 5.5), respectively, for each day since the previous business day. The Asset-Based Administrative Charge is deducted each business day at the rate of .000411%.

This supplement should be retained with your GOLDENSELECT PREMIUM PLUS(R) Prospectus.
























ING
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.

Prem Plus - WA Supp-121827                                         May 13, 2002

ING
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

                              PROSPECTUS SUPPLEMENT

                               DATED MAY 13, 2002


                          SUPPLEMENT TO THE PROSPECTUS
                              DATED MAY 1, 2002 FOR
      PREMIUM PLUS DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT
                 (THE "GOLDENSELECT PREMIUM PLUS(R)PROSPECTUS")
                ISSUED BY GOLDEN AMERICAN LIFE INSURANCE COMPANY
                        FOR USE ONLY IN THE STATE OREGON
                            -------------------------

You should keep this supplement with your Profile and Prospectus.

For Contracts issued in the State of Oregon, the following provisions apply:

1. PREMIUM PAYMENTS MAY BE MADE IN THE FIRST CONTRACT YEAR ONLY. Please see the Profile and Prospectus for applicable minimums for initial and additional premium payments.

2.   The annuity start date must be:

     a. at least 9 years from the contract date or the date of the most recent premium payment, if later; and

     b. before the month end of the month immediately following the annuitant's 90th birthday or 10 years from the contract date, if later.

3. If it is necessary to deduct the annual administrative charge from your Fixed Interest Division allocations, such deduction will be limited to the amount of interest credited to such allocation(s) in excess of the minimum guaranteed interest rate of 3%.

4. A surrender charge will not be deducted if the Contract is surrendered on the annuity start date.













ING
GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware

OR Supp- PP-121828                                                   05/13/02

ING

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

                                   PROFILE OF

                          GOLDENSELECT PREMIUM PLUS(R)


            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                                   MAY 1, 2002

     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------

--------------------------------------------------------------------------------

1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. It is offered exclusively to customers of Fleet Financial Group, Inc. and its affiliates. The Contract features a minimum 4% credit to each premium you pay. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of the mutual fund investment portfolios through our Separate Account B and/or (ii) in a Fixed Account of Golden American with guaranteed interest periods. The mutual fund portfolios are listed below. The Fixed Account is described in Appendix D and in a separate prospectus titled Fixed Account II. Generally, the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

The Contract offers a choice of death benefit options. You may choose the Standard Death Benefit or one of the enhanced death benefit options, described below. Your choice of death benefit will affect your mortality and expense risk charge. Subject to state availability, you may also elect, for an additional charge, an earnings multiplier benefit rider. Please see below for a description of the applicable charge. The

PP-121806                                                 PREMIUM PLUS PROFILE
earnings multiplier benefit rider provides a separate death benefit in addition to the death benefit option you select. For a description of the earnings multiplier benefit rider, please see page 12. To find out about availability, check with our Customer Service Center.

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001, and May-2002 contract owners. If you currently are a contract owner, the category of your contract is indicated in the cover letter which accompanies this prospectus. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase);

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase);

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

Other than as specifically noted, this Profile and Prospectus describe the benefits applicable to all categories of contract owners.

Subject to state availability, you may also elect, for an additional charge, one of three optional riders offering specified benefits featured in the prospectus for the contract. The optional benefit riders can provide protection under certain circumstances in the event that unfavorable investment performance has lowered your contract value below certain targeted growth. These riders do not guarantee the performance of your investment portfolios. Separate charges are assessed for the optional riders. See "Optional Benefit Rider Charges" and "Other Information - Optional Riders" in this Profile. You should carefully analyze and completely evaluate each rider before you purchase any. Be aware that the benefit provided by any of the riders will be affected by certain later actions you may take -- such as withdrawals and transfers. The riders are not available to Contracts issued before January 1, 2000. To find out about availability, check with our Customer Service Center.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase

PP-121806                                                 PREMIUM PLUS PROFILE
begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract. You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

     -------------------------------------------------------------------------------------------
                                           ANNUITY OPTIONS
     -------------------------------------------------------------------------------------------
     Option 1        Income for a        Payments are made for a specified  number of years to
                     fixed period        you or your beneficiary.
     -------------------------------------------------------------------------------------------
     Option 2        Income for life     Payments are made for the rest of your  life or longer
                     with a period       for a specified  period such as 10 or 20 years or until
                     certain             the total amount used to buy this option has been
                                         repaid. This option comes with an added guarantee
                                         that payments will continue to your beneficiary for
                                         the remainder of such period if you should die during
                                         the period.
     -------------------------------------------------------------------------------------------
     Option 3        Joint life income   Payments are made for your life and the life of
                                         another person (usually your spouse).
     -------------------------------------------------------------------------------------------
     Option 4        Annuity plan        Any other annuitization plan that we choose to offer
                                         on the annuity start date.
     -------------------------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($50 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. Each time you make a premium payment, we will add a credit of at least 4% of each premium payment to your contract value. Within 1 year after any credit is added, it may be deducted from your contract value under certain circumstances which are described in the prospectus for the Contract. After 1 year, a credit added to your contract value becomes permanent.

THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT.

Replacing your existing annuity contract(s) with the Contract may not be beneficial to you. Your existing contract may be subject to fees or penalties on surrender.

PP-121806                                                 PREMIUM PLUS PROFILE

Who may purchase this Contract? Contracts offered by the prospectus accompanying this Profile are available only to customers of Fleet Boston Financial corporation and its affiliates. The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

Replacing your existing annuity contract(s) with the Contract may not be beneficial to you. Your existing Contract may be subject to fees or penalties on surrender.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money, and the credit we add, into (1) the fixed account with guaranteed interest periods 1, 3, 5, 7 and 10 years (subject to availability), and/or (2) into any one or more of the following the mutual fund investment portfolios through our Separate Account B. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

PP-121806                                                 PREMIUM PLUS PROFILE
                                       4

    THE GCG TRUST
      All Cap Series                             Global Franchise Series (S Class)        Liquid Asset Series
      Asset Allocation Growth Series             Growth Series                            Managed Global Series
      Capital Appreciation Series                Hard Assets Series                       Mid-Cap Growth Series
      Capital Growth Series                      International Enhanced EAFE              Real Estate Series
      Capital Guardian Small Cap Series          Series (S Class)                         Research Series
      Core Bond Series                           International Equity Series              Special Situations Series
      Developing World Series                    Internet Tollkeeper* Series              Strategic Equity Series
      Diversified Mid-Cap Series                 Investors Series                         Total Return Series
      Equity Growth Series (S Class)             J.P. Morgan Fleming Small                Value Equity Series
      Equity Income Series                       Cap Equity Series (S Class)           Van Kampen Growth and
      Focus Value Series (S Class)               Janus Growth and Income Series              Income Series (formerly
      Fully Managed Series                       Large Cap Value Series                      Rising Dividends)
      Fundamental Growth Focus                   Limited Maturity Bond Series
      Series (S Class)
                                                                  INVESCO VARIABLE INVESTMENT FUNDS, INC.
    AIM VARIABLE INSURANCE FUNDS                                    INVESCO VIF-- Financial Services Fund
      AIM V.I. Dent Demographic Trends Fund (Class II               INVESCO VIF-- Health Sciences Fund
         Shares)                                                    INVESCO VIF-- Leisure Fund
                                                                    INVESCO VIF-- Utilities Fund
    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Growth Portfolio (Service Class 2)               THE PIMCO VARIABLE INSURANCE TRUST
      Fidelity VIP Equity-Income Portfolio (Service Class 2)           PIMCO High Yield Portfolio
                                                                       PIMCO StocksPLUS Growth and Income Portfolio

    ING VARIABLE INSURANCE TRUST                                    PROFUNDS VP
      (FORMERLY PILGRIM VARIABLE INSURANCE TRUST)                      ProFund VP Bull
      ING  VP Worldwide Growth Portfolio (Service Shares)              ProFund VP Europe 30
         (formerly Pilgrim VIT Worldwide Growth Portfolio)             ProFund VP Small-Cap

    ING VP BOND PORTFOLIO                                           PRUDENTIAL SERIES FUND, INC.
      ING VP Bond Portfolio (Class S Shares)                           Jennison Portfolio (Class II Shares)
                                                                       SP Jennison International Growth Portfolio
    ING VARIABLE PRODUCTS TRUST                                           (Class II Shares)
      (FORMERLY ING VARIABLE PRODUCTS TRUST)
      ING  VP Growth Opportunities Portfolio (Service
         Shares)
         (formerly Pilgrim VP Growth Opportunities Portfolio)
      ING  VP MagnaCap Portfolio (Service Shares)
         (formerly Pilgrim VP MagnaCap Portfolio
      ING  VP SmallCap Opportunities Portfolio
         (Service Shares)
         (formerly Pilgrim VP SmallCap Opportunities Portfolio)


Internet TollkeeperSM is a service mark of Goldman, Sachs & Co.


PP-121806                                                 PREMIUM PLUS PROFILE

FUND CATEGORIES: For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1)   Covered Funds;

     2)   Special Funds; and

     3)   Excluded Funds.

For more detailed information, please see "Covered Funds, Special Funds and Excluded Funds" in the prospectus.

In addition, we may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. For more detailed information, see "Restricted Funds" in the prospectus for the Contract.

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge for May-2002 contract owners (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

   ------------------------------------------------------------------------------------------------------------------------
                                                         Standard                        Enhanced Death Benefits
                                                       Death Benefit         Annual Ratchet      7% Solution      Max 7
   ------------------------------------------------------------------------------------------------------------------------
    Mortality & Expense Risk Charge                        1.30%                 1.55%              1.65%         1.75%
    Asset-Based Administrative Charge                      0.15%                 0.15%              0.15%         0.15%
                                                           -----                 -----              -----         -----
       Total                                               1.45%                 1.70%              1.80%         1.90%
   ------------------------------------------------------------------------------------------------------------------------

Please see the Appendices in the prospectus for a description of the mortality and expense risk charges for other contract owners.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGES
If you choose to purchase the earnings multiplier benefit rider, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charge directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, the rider charge will be deducted from the fixed account. The quarterly rider charge is 0.075% of the contract value (0.30% annually).

OPTIONAL BENEFIT RIDER CHARGES
If you choose to purchase one of the other optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account. The rider charges are as follows:

PP-121806                                                 PREMIUM PLUS PROFILE

     Minimum Guaranteed Accumulation Benefit (MGAB) rider
              Waiting Period                         Quarterly Charge
              --------------                         ----------------
              10 Year..........................      0.125% of the MGAB Charge Base*(0.50% annually)
              20 Year..........................      0.125% of the MGAB Charge Base (0.50% annually)

     Minimum Guaranteed Income Benefit (MGIB) rider
              MGIB Rate                              Quarterly Charge
              ---------                              ----------------
              7%...............................      0.125% of the MGIB Charge Base*  (0.50% annually)

     Minimum Guaranteed Withdrawal Benefit (MGWB) rider
              Quarterly Charge
              ----------------
              0.125% of the MGWB Eligible Payment Amount* (0.50% annually)

     *    See prospectus for a description.

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.55% to 1.86% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 10% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment withdrawn.

     COMPLETE YEARS ELAPSED      0    1    2    3    4    5    6    7    8    9+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE            8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two: One part reflects the maximum mortality and expense risk charge (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge, the annual contract administrative charge as 0.03% (based on an average contract value of $120,000), the earnings multiplier benefit rider charge of 0.30%, and the highest optional rider charge assumed to be 0.75%, where the rider base is equal to the initial premium and increases by 7% each year. The second part reflects the same insurance charges, but without any rider charges. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and is based on actual expenses as of December 31, 2001, except for (i) portfolios that commenced operations during 2001 or 2002 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 and received a $40 credit in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10 (based on the Max 7 Enhanced Death Benefit). For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Max 7 Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

PP-121806                                                 PREMIUM PLUS PROFILE

---------------------------------------------------------------------------------------------------------------------------
                                                                                                    EXAMPLES:
                                                                                                    ---------
                              TOTAL ANNUAL                         TOTAL ANNUAL            TOTAL CHARGES AT THE END OF:
                            INSURANCE CHARGES                         CHARGES              1 YEAR              10 YEARS
                            ----------------                      ---------------    -----------------     ----------------
                             WITH       W/O      TOTAL ANNUAL      WITH      W/O       WITH       W/O       WITH       W/O
                              THE       ANY       INVESTMENT        THE      ANY        THE       ANY        THE       ANY
                             RIDER     RIDER       PORTFOLIO       RIDER    RIDER      RIDER     RIDER      RIDER     RIDER
  INVESTMENT PORTFOLIO      CHARGES   CHARGE        CHARGES       CHARGES  CHARGE     CHARGES   CHARGE     CHARGES   CHARGE
---------------------------------------------------------------------------------------------------------------------------

THE GCG TRUST
  All Cap                    2.98%    1.93%          1.01%        3.99%     2.94%      $122      $111       $437      $339
---------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation       2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Capital Growth             2.98%    1.93%          1.02%        4.00%     2.95%      $122      $111       $437      $340
---------------------------------------------------------------------------------------------------------------------------
  Capital Guardian
    Small Cap                2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Core Bond                  2.98%    1.93%          1.01%        3.99%     2.94%      $122      $111       $437      $339
---------------------------------------------------------------------------------------------------------------------------
  Developing World           2.98%    1.93%          1.76%        4.74%     3.69%      $129      $119       $499      $410
---------------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap        2.98%    1.93%          1.01%        3.99%     2.94%      $122      $111       $437      $339
---------------------------------------------------------------------------------------------------------------------------
  Equity Growth              2.98%    1.93%          1.01%        3.99%     2.94%      $122      $111       $437      $339
---------------------------------------------------------------------------------------------------------------------------
  Equity Income              2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Focus Value                2.98%    1.93%          1.06%        4.04%     2.99%      $122      $111       $441      $344
---------------------------------------------------------------------------------------------------------------------------
  Fully Managed              2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Fundamental Growth         2.98%    1.93%          1.06%        4.04%     2.99%      $122      $111       $441      $344
---------------------------------------------------------------------------------------------------------------------------
  Global Franchise           2.98%    1.93%          1.26%        4.24%     3.19%      $124      $113       $458      $363
---------------------------------------------------------------------------------------------------------------------------
  Growth                     2.98%    1.93%          1.02%        4.00%     2.95%      $122      $111       $437      $340
---------------------------------------------------------------------------------------------------------------------------
  Hard Assets                2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  International Enhanced
    EAFE                     2.98%    1.93%          1.26%        4.24%     3.19%      $124      $113       $458      $363
---------------------------------------------------------------------------------------------------------------------------
  International Equity       2.98%    1.93%          1.26%        4.24%     3.19%      $124      $113       $458      $363
---------------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper        2.98%    1.93%          1.86%        4.84%     3.79%      $130      $120       $507      $419
---------------------------------------------------------------------------------------------------------------------------
  Investors                  2.98%    1.93%          1.01%        3.99%     2.94%      $122      $111       $437      $339
---------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming
    Small Cap Equity         2.98%    1.93%          1.16%        4.14%     3.09%      $123      $112       $450      $354
---------------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income    2.98%    1.93%          1.11%        4.09%     3.04%      $123      $112       $445      $349
---------------------------------------------------------------------------------------------------------------------------
  Large Cap Value            2.98%    1.93%          1.01%        3.99%     2.94%      $122      $111       $437      $339
---------------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond      2.98%    1.93%          0.54%        3.52%     2.47%      $114      $106       $366      $292
---------------------------------------------------------------------------------------------------------------------------
  Liquid Asset               2.98%    1.93%          0.54%        3.52%     2.47%      $114      $106       $366      $292
---------------------------------------------------------------------------------------------------------------------------
  Managed Global             2.98%    1.93%          1.26%        4.24%     3.19%      $124      $113       $458      $363
---------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth             2.98%    1.93%          0.89%        3.87%     2.82%      $120      $110       $426      $327
---------------------------------------------------------------------------------------------------------------------------
  Real Estate                2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Research                   2.98%    1.93%          0.89%        3.87%     2.82%      $120      $110       $426      $327
---------------------------------------------------------------------------------------------------------------------------
  Special Situations         2.98%    1.93%          1.11%        4.09%     3.04%      $123      $112       $445      $349
---------------------------------------------------------------------------------------------------------------------------
  Strategic Equity           2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Total Return               2.98%    1.93%          0.89%        3.87%     2.82%      $120      $110       $426      $327
---------------------------------------------------------------------------------------------------------------------------
  Value Equity               2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth
     and Income              2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333

AIM VARIABLE INSURANCE FUND
---------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent
    Demographic
    Trends Fund              2.98%    1.93%          1.45%        4.43%     3.38%      $126      $115       $474      $381
---------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-
    Income                   2.98%    1.93%          0.84%        3.82%     2.77%      $120      $109       $422      $322
---------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth        2.98%    1.93%          0.93%        3.91%     2.86%      $121      $110       $430      $331
---------------------------------------------------------------------------------------------------------------------------

PP-121806                                                 PREMIUM PLUS PROFILE
                                       8

---------------------------------------------------------------------------------------------------------------------------
                                                                                                    EXAMPLES:
                                                                                                    ---------
                              TOTAL ANNUAL                         TOTAL ANNUAL            TOTAL CHARGES AT THE END OF:
                            INSURANCE CHARGES                         CHARGES              1 YEAR              10 YEARS
                            ----------------                      ---------------    -----------------     ----------------
                             WITH       W/O      TOTAL ANNUAL      WITH      W/O       WITH       W/O       WITH       W/O
                              THE       ANY       INVESTMENT        THE      ANY        THE       ANY        THE       ANY
                             RIDER     RIDER       PORTFOLIO       RIDER    RIDER      RIDER     RIDER      RIDER     RIDER
  INVESTMENT PORTFOLIO      CHARGES   CHARGE        CHARGES       CHARGES  CHARGE     CHARGES   CHARGE     CHARGES   CHARGE
---------------------------------------------------------------------------------------------------------------------------

ING VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  ING VP Worldwide
    Growth                   2.98%    1.93%          1.23%        4.21%     3.16%      $124      $113       $456      $361
---------------------------------------------------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------
  ING VP Growth
    Opportunities            2.98%    1.93%          1.10%        4.08%     3.03%      $123      $112       $444      $348
---------------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap            2.98%    1.93%          1.10%        4.08%     3.03%      $123      $112       $444      $348
---------------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap
    Opportunities            2.98%    1.93%          1.10%        4.08%     3.03%      $123      $112       $444      $348
---------------------------------------------------------------------------------------------------------------------------

ING VP BOND PORTFOLIO
  ING VP Bond                2.98%    1.93%          0.75%        3.73%     2.68%      $119      $108       $413      $313
---------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF--
    Financial Services       2.98%    1.93%          1.07%        4.05%     3.00%      $122      $112       $442      $345
---------------------------------------------------------------------------------------------------------------------------
  INVESCO VIF--
    Health Sciences          2.98%    1.93%          1.06%        4.04%     2.99%      $122      $111       $441      $344
---------------------------------------------------------------------------------------------------------------------------
  INVESCO VIF--
    Leisure                  2.98%    1.93%          1.39%        4.37%     3.32%      $126      $115       $469      $376
---------------------------------------------------------------------------------------------------------------------------
  INVESCO VIF--
    Utilities                2.98%    1.93%          1.37%        4.35%     3.30%      $125      $115       $467      $374
---------------------------------------------------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield           2.98%    1.93%          0.75%        3.73%     2.68%      $119      $108       $413      $313
---------------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS
    Growth and Income        2.98%    1.93%          0.65%        3.63%     2.58%      $118      $107       $404      $303
---------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT           2.98%    1.93%          1.04%        4.02%     2.97%      $122      $111       $439      $342
---------------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap
    Value VCT                2.98%    1.93%          1.11%        4.09%     3.04%      $123      $112       $445      $349
---------------------------------------------------------------------------------------------------------------------------

PROFUNDS VP
---------------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull            2.98%    1.93%          1.98%        4.96%     3.91%      $132      $121       $517      $430
---------------------------------------------------------------------------------------------------------------------------
  ProFund VP
    Europe 30                2.98%    1.93%          1.89%        4.87%     3.82%      $131      $120       $510      $422
---------------------------------------------------------------------------------------------------------------------------
  ProFund VP
    Small-Cap                2.98%    1.93%          2.25%        5.23%     4.18%      $134      $124       $538      $453

THE PRUDENTIAL SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
  Jennison                   2.98%    1.93%          1.04%        4.02%     2.97%      $122      $111       $439      $342
---------------------------------------------------------------------------------------------------------------------------
  SP Jennison
    International
    Growth                   2.98%    1.93%          2.26%        5.24%     4.19%      $134      $124       $538      $454
---------------------------------------------------------------------------------------------------------------------------

PP-121806                                                 PREMIUM PLUS PROFILE

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal, begin receiving annuity payments, or we pay a death benefit.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 14. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total returns for each portfolio that was in operation for the entire year of 2001. These numbers reflect the deduction of the mortality and expense risk charge (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge, the annual contract fee, the earnings multiplier benefit rider charge and the maximum optional benefit rider charge on a rider base that accumulates at 7%, but do not reflect deductions for any surrender charges. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

------------------------------------------------------------------------------------------------------------------
                                                                                CALENDAR YEAR
INVESTMENT PORTFOLIO                                        2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------
Managed by A I M Capital Management, Inc.
     Capital Appreciation(1)                                -15.33%        -17.57%          21.30%           9.63%
     Strategic Equity(2)                                    -23.32%        -14.83%          52.09%          -1.92%
------------------------------------------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
     Capital Growth(2)                                      -16.09%        -19.43%          22.17%           8.94%
------------------------------------------------------------------------------------------------------------------
Managed by Baring International Investment Limited
     Developing World(2)                                     -7.86%        -35.69%          57.43%             --
     Hard Assets(2)                                         -14.49%         -7.37%          20.08%         -31.61%
------------------------------------------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
     Large Cap Value                                         -6.27%            --              --              --
     Managed Global(3)                                      -14.29%        -16.92%          58.98%          25.88%
     Capital Guardian
       Small Cap(3)                                          -4.20%        -20.49%          46.63%          17.73%
------------------------------------------------------------------------------------------------------------------

PP-121806                                                 PREMIUM PLUS PROFILE
                                       10

------------------------------------------------------------------------------------------------------------------
                                                                                CALENDAR YEAR
INVESTMENT PORTFOLIO                                        2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
     Value Equity                                            -7.04%          5.82%          -2.24%          -1.24%
------------------------------------------------------------------------------------------------------------------
Managed by Fidelity Management & Research Company
     Diversified Mid-Cap                                     -9.20%            --              --              --
------------------------------------------------------------------------------------------------------------------
Managed by Fleet Investment Advisors Inc.
     Equity Fund                                            -20.38%         -4.53%             --              --
     Growth and Income Fund                                  -6.58%          2.70%             --              --
     Small Company Growth Fund                               -2.93%        -11.45%             --              --
     Asset Allocation Fund                                   -9.98%         -0.62%             --              --
     High Quality Bond Fund                                   4.49%          9.83%             --              --
------------------------------------------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
     Limited Maturity Bond                                    5.83%          4.82%          -1.61%           3.97%
     Liquid Asset                                             1.03%          3.18%           1.90%           2.20%
------------------------------------------------------------------------------------------------------------------
Managed by ING Investments, LLC
     International Equity(6)                                -24.81%        -28.00%          49.37%           2.50%
     ING VP Worldwide Growth                                -20.80%            --              --              --
------------------------------------------------------------------------------------------------------------------
Managed by Janus Capital Management LLC
     Growth(2)                                              -32.09%        -24.16%          73.50%          23.44%
     Janus Growth and Income                                -11.96%            --              --              --
     Special Situations                                      -7.62%            --              --              --
------------------------------------------------------------------------------------------------------------------
Managed by Prudential Series Fund, Inc.
     Jennison Portfolio                                     -20.81%             --              --              --
     SP Jennison International                              -37.62%             --              --              --
------------------------------------------------------------------------------------------------------------------
Managed by Salomon Brothers Asset Management
     All Cap                                                 -6.89%             --              --              --
     Investors                                               -0.89%             --              --              --
------------------------------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
     Mid-Cap Growth                                         -25.68%          5.30%          74.37%          19.53%
     Research                                               -23.57%         -7.13%          20.89%          19.76%
     Total Return                                            -2.26%         13.36%           0.56%           8.58%
------------------------------------------------------------------------------------------------------------------
Managed By Pacific Investment Management Company
     Core Bond(5)                                            -0.36%         -1.81%         -11.16%           8.82%
     PIMCO High Yield                                        -0.46%         -3.58%           0.21%             --
     PIMCO StocksPLUS Growth and Income                     -13.84%        -11.98%          16.63%             --
------------------------------------------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
     Equity Income(2)                                        -1.43%          9.86%          -3.44%           5.33%
     Fully Managed                                            6.87%         18.70%           4.02%           3.02%
------------------------------------------------------------------------------------------------------------------
Managed by Van Kampen
     Real Estate(4)                                           5.15%         27.53%          -6.45%         -15.87%
     Van Kampen Growth and Income(7)                        -14.35          -4.79%          12.76%          11.06%
------------------------------------------------------------------------------------------------------------------

     (1)  Prior to April 1, 1999, a different firm managed the Portfolio.
     (2)  Prior to March 1, 1999, a different firm managed the Portfolio.
     (3)  Prior to February 1, 2000, a different firm managed the Portfolio.
     (4)  Prior to May 1, 2000, a different firm managed the Portfolio.
     (5) Prior to May 1, 2001, a different firm managed the Portfolio using a different investment style.
     (6)  Prior to December 14, 2001, a different firm managed the Portfolio.
     (7)  Prior to January 29, 2002, a different firm managed the Portfolio.


PP-121806                                                 PREMIUM PLUS PROFILE

9.   DEATH BENEFIT
The death benefit, and earnings multiplier benefit, if elected, is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect. Please see "Federal Tax Considerations" in the prospectus.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS FOR MAY-2002 CONTRACT OWNERS. IF YOU ARE A PRE-2000 OR YR-2000 CONTRACT OWNER, PLEASE SEE APPENDIX G TO THE PROSPECTUS FOR A DESCRIPTION OF THE CALCULATION OF DEATH BENEFITS APPLICABLE TO YOUR CONTRACT. IF YOU ARE A YR-2001 OR MAY-2001 CONTRACT OWNER PLEASE SEE APPENDIX H FOR A DESCRIPTION OF THE DEATH BENEFITS APPLICABLE TO YOUR CONTRACT. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Annual Ratchet Enhanced Death Benefit, (iii) the 7% Solution Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit, the 7% Solution Enhanced Death Benefit, and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Annual Ratchet, 7% Solution, and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

BASE DEATH BENEFIT. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1) the contract value minus any credits added within 1 year prior to death; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the greater of the Base Death Benefit and the Standard Minimum Guaranteed Death Benefit for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death as further described in the prospectus.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating Enhanced Death Benefits, certain investment options may be designated as "Special Funds" or "Excluded Funds." Selecting a Special Fund or Excluded Fund may limit or reduce certain enhanced death benefits. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefit options. The enhanced death benefit options are available only at the time you purchase your Contract. The enhanced death benefit options are not available where a Contract is owned by joint owners. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the enhanced death benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status."

Each of the enhanced death benefit options is based on a minimum guaranteed death benefit for that option. Please see "Death Benefit Choices" in the prospectus for details on the calculation of the minimum guaranteed death benefit for each enhanced death benefit and further details on the effect of withdrawals and transfers on the calculation of the enhanced death benefits.

PP-121806                                                 PREMIUM PLUS PROFILE

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the Annual Ratchet Minimum Guaranteed Death Benefit for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death, as further described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the lesser of: a) the cap; and b) the sum of the 7% Solution Minimum Guaranteed Death Benefit for amounts allocated to Covered Funds, the 7% Solution Minimum Guaranteed Death Benefit for amounts allocated to Special Funds, and the Contract Value allocated to Excluded Funds, less any credits added within 1 year prior to death, as further described in the prospectus.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.

Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Keep in mind that selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during the period contract value is allocated to a Special Fund or Excluded Fund.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) the Maximum Base; and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals. If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for this feature and once selected, it may not be revoked. The earnings enhancement benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see page 5 for a description of the earnings multiplier benefit rider charge.

PP-121806                                                 PREMIUM PLUS PROFILE

THE RIDER IS AVAILABLE FOR BOTH NON-QUALIFIED AND QUALIFIED CONTRACTS. PLEASE SEE THE DISCUSSIONS OF POSSIBLE TAX CONSEQUENCES IN SECTIONS TITLED "INDIVIDUAL RETIREMENT ANNUITIES," "TAXATION OF NON-QUALIFIED CONTRACTS," AND "TAXATION OF QUALIFIED CONTRACTS," IN THE PROSPECTUS.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and
(iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium, excluding any credit, (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds will impact your death benefit and benefits under an optional benefit rider, if any. Also, a transfer to a Restricted Fund will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. Transfers from Restricted Funds are not limited. If the result of multiple transfers is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit. See "Restricted Funds" in the prospectus for more information.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.

The following describes the optional riders for contract owners purchasing Contracts on or after May 1, 2002. If you purchased your Contract prior to that date, please see Appendix I to the prospectus if you are a Pre-2000 or Yr-2000 contract owner or Appendix J if you are a Year-2001 or May-2001 contract owner for a description of the calculation of the optional rider benefits applicable under your Contract.

          Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract value on a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment plus credits at the end of ten years, or, at least equal two times your initial premium payment plus credits at the end of twenty years, depending on the waiting period you select, reduced pro rata for withdrawals and certain transfers. The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. Investment in Special Funds or Excluded Funds may limit or reduce the benefits

PP-121806                                                 PREMIUM PLUS PROFILE
     provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Excluded Funds. The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. See "Optional Riders" in the prospectus for more complete information.

          Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions. Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider. Your MGIB Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, the credit(s) applied, and when you pay the premiums, accumulated at the MGIB rate, less pro rata adjustments for withdrawals and transfers. Investment in Special Funds or Excluded Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special or Excluded Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGIB rider. You should read the prospectus for more complete information.

          Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that you will receive annual periodic payments, which, when added together, equal all premium payments and credits paid during the first two contract years, less adjustments for any prior withdrawals and adjusted by transfers to Excluded Funds. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. (Of course, any applicable income and penalty taxes will apply to amounts withdrawn.) Your original Eligible Payment Amount is your premium payments and credits received during the first two contract years. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. Investment in Excluded Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Excluded Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more complete information.

ADDITIONAL FEATURES. This Contract has other features you may be interested in. There is no additional charge for these features. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment. If you invest in Restricted Funds, your ability to dollar cost average may be limited. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. If you invest in Restricted Funds, your systematic withdrawals may be affected. Please see "Withdrawals" in the prospectus for more complete information.

PP-121806                                                 PREMIUM PLUS PROFILE

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing. If you invest in Restricted Funds, automatic rebalancing may be affected. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

     Customer Service Center
     P.O. Box 2700
     West Chester, Pennsylvania  19380
     (800) 366-0066

or your registered representative.

PP-121806                                                 PREMIUM PLUS PROFILE

--------------------------------------------------------------------------------
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                          GOLDENSELECT PREMIUM PLUS(R)


--------------------------------------------------------------------------------
                                                                     MAY 1, 2002

     This prospectus describes GoldenSelect Premium Plus, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments and credits in one or more mutual fund investment portfolios. You may also allocate premium payments and credits to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

     For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value less credits we added (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2002, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH THE GCG TRUST, THE PIMCO VARIABLE INSURANCE TRUST, FIDELITY VARIABLE INSURANCE PRODUCTS FUND, ING VARIABLE
INSURANCE TRUST, THE PRUDENTIAL SERIES FUND INC., THE ING VARIABLE PRODUCTS TRUST, THE PROFUNDS, ING VP BOND PORTFOLIO, AIM VARIABLE INSURANCE FUNDS, PIONEER VARIABLE CONTRACTS TRUST, OR INVESCO VARIABLE INVESTMENT FUNDS, INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

     The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.                                              J. P. MORGAN FLEMING ASSET MANAGEMENT
     AIM V.I. Dent Demographic Trends Fund                                 (LONDON) LIMITED
A I M CAPITAL MANAGEMENT, INC.                                         International Enhanced EAFE Series
     Capital Appreciation Series                                  J. P. MORGAN FLEMING ASSET MANAGEMENT
     Strategic Equity Series                                           (USA) INC.
ALLIANCE CAPITAL MANAGEMENT L. P.                                      J. P. Morgan Fleming Small Cap Equity Series
     Capital Growth Series                                        JANUS CAPITAL CORPORATION
BARING INTERNATIONAL INVESTMENT, LIMITED    (AN AFFILIATE)             Growth Series
     Developing World Series                                           Janus Growth and Income Series
     Hard Assets Series                                                Special Situations Series
CAPITAL GUARDIAN TRUST COMPANY                                    JENNISON ASSOCIATES LLC
     Large Cap Value Series                                            Prudential Jennison Portfolio
     Managed Global Series                                             SP Jennison International Growth Portfolio
     Capital Guardian Small Cap Series                            MASSACHUSETTS FINANCIAL SERVICES COMPANY
EAGLE ASSET MANAGEMENT, INC                                            Mid-Cap Growth Series
     Value Equity Series                                               Research Series
FIDELITY MANAGEMENT & RESEARCH COMPANY                                 Total Return Series
     Diversified Mid-Cap Series                                   MERCURY ADVISORS
     Fidelity VIP Growth Portfolio                                     Focus Value Series
     Fidelity VIP Equity & Income Portfolio                            Fundamental Growth Focus Series
GOLDMAN SACHS ASSET MANAGEMENT                                    PACIFIC INVESTMENT MANAGEMENT COMPANY
     Internet TollkeeperSM Series                                      PIMCO High Yield Bond Portfolio
ING INVESTMENT MANAGEMENT, LLC                                         PIMCO StocksPLUS Growth and Income Portfolio
  (AN AFFILIATE)                                                       Core Bond Series
     Limited Maturity Bond Series                                 PIONEER INVESTMENT MANAGEMENT, INC.
     Liquid Asset Series                                               Pioneer Fund VCT Portfolio
ING INVESTMENTS, LLC (AN AFFILIATE)                                    Pioneer Mid-Cap Value VCT Portfolio
  (FORMERLY PILGRIM INVESTMENTS, LLC)                             PROFUND ADVISORS LLC
     International Equity Series*                                      ProFund VP Bull
ING INVESTMENTS, LLC                                                   ProFund VP Europe 30
  (AN AFFILIATE)                                                       ProFund VP Small-Cap
     ING VP Worldwide Growth Portfolio                            SALOMON BROTHERS ASSET MANAGEMENT, INC
       (formerly Pilgrim VIT Worldwide Growth Portfolio)               All Cap Series
     ING VP Growth Opportunities Portfolio                             Investors Series
       (formerly Pilgrim VP Growth Opportunities Portfolio)       T. ROWE PRICE ASSOCIATES, INC.
     ING VP MagnaCap Portfolio                                         Equity Income Series
       (formerly Pilgrim VP MagnaCap Portfolio)                        Fully Managed Series
     ING VP SmallCap Opportunities Portfolio                      VAN KAMPEN
       (formerly Pilgrim VP SmallCap Opportunities                     Equity Growth Series
         Portfolio)                                                    Global Franchise Series
ING VP BOND PORTFOLIO                                                  Real Estate Series
     ING VP Bond Portfolio                                             Van Kampen Growth and Income Series
INVESCO FUNDS GROUP INC.
     INVESCO VIF -- Financial Services Fund
     INVESCO VIF -- Health Sciences Fund
     INVESCO VIF -- Utilities Fund
     INVESCO VIF -- Leisure Fund


Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.

     The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

PP-121806

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
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                                                                         PAGE

     Index of Special Terms.........................................       1
     Fees and Expenses..............................................       2
     Performance Information........................................      19
     Golden American Life Insurance Company.........................      20
     The Trusts and Funds...........................................      21
     Covered Funds, Special Funds and Excluded Funds................      22
     Golden American Separate Account B.............................      23
     The Annuity Contract...........................................      23
         Contract Date and Contract Year............................      24
         Annuity Start Date.........................................      24
         Contract Owner.............................................      24
         Annuitant..................................................      25
         Beneficiary................................................      26
         Purchase and Availability of the Contract..................      26
         Crediting of Premium Payments..............................      27
         Additional Credit to Premium...............................      28
         Administrative Procedures..................................      28
         Contract Value.............................................      28
         Cash Surrender Value.......................................      29
         Surrendering to Receive the Cash Surrender Value...........      29
         The Subaccounts............................................      29
         Addition, Deletion or Substitution of Subaccounts and
           Other Changes............................................      29
         The Fixed Account..........................................      30
         Optional Riders............................................      30
              Rider Date............................................      31
              No Cancellation.......................................      31
              Termination...........................................      31
              Minimum Guaranteed Accumulation Benefit Rider.........      31
              Minimum Guaranteed Income Benefit Rider...............      33
              Minimum Guaranteed Withdrawal Benefit Rider...........      36
         Other Contracts............................................      38
         Other Important Provisions.................................      39
     Withdrawals....................................................      39
     Transfers Among Your Investments...............................      42
     Death Benefit Choices..........................................      44
         Death Benefit During the Accumulation Phase................      44
              Standard Death Benefit................................      46
              Enhanced Death Benefit Options........................      46
              Earnings Multiplier Benefit Rider.....................      49
         Death Benefit During the Income Phase......................      49
         Continuation after Death-- Spouse..........................      49
         Continuation after Death-- Non Spouse......................      50
         Required Distributions upon Contract Owner's Death.........      50

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
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                                                                         PAGE

     Charges and Fees...............................................      51
         Charge Deduction Subaccount................................      51
         Charges Deducted from the Contract Value...................      51
              Surrender Charge......................................      51
              Waiver of Surrender Charge for Extended Medical Care..      52
              Free Withdrawal Amount................................      52
              Surrender Charge for Excess Withdrawals...............      52
              Premium Taxes.........................................      52
              Administrative Charge.................................      52
              Transfer Charge.......................................      53
         Charges Deducted from the Subaccounts......................      53
              Mortality and Expense Risk Charge.....................      53
              Asset-Based Administrative Charge.....................      53
              Earnings Multiplier Benefit Charge....................      53
              Optional Rider Charges................................      53
         Trust and Funds Expenses...................................      54
     The Annuity Options............................................      55
     Other Contract Provisions......................................      57
     Other Information..............................................      59
     Federal Tax Considerations.....................................      60
     Statement of Additional Information
         Table of Contents..........................................      67
     Appendix A
         Condensed Financial Information............................      A1
     Appendix B
         The Investment Portfolios..................................      B1
     Appendix C
         Surrender Charge for Excess Withdrawals Example............      C1
     Appendix D
         Fixed Account II...........................................      D1
     Appendix E
         Fixed Interest Division....................................      E1
     Appendix F
         Withdrawal Adjustment for 7% Solution Death
             Benefit Examples.......................................      F1
     Appendix G
         Death Benefits for Pre-2000 or Yr-2000
             Contract Owners........................................      G1
     Appendix H
         Death Benefits for Yr-2001 and May-2001
             Contract Owners........................................      H1
     Appendix I
         Optional Rider Benefits for Pre-2000 and Yr-2000
             Contract Owners........................................      I1
     Appendix J
         Optional Rider Benefits for Year-2001 and May-2001
             Contract Owners........................................      J1

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                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                  PAGE
Accumulation Unit                              19
Annual Ratchet Enhanced Death Benefit          48
Annuitant                                      24
Annuity Start Date                             24
Cash Surrender Value                           29
Contract Date                                  23
Contract Owner                                 24
Contract Value                                 28
Contract Year                                  23
Covered Fund                                   22
Earnings Multiplier Benefit                    49
Excluded Fund                                  22
Free Withdrawal Amount                         52
Max 7 Enhanced Death Benefit                   49
Net Investment Factor                          19
Restricted Fund                                22
Rider Date                                     31
7% Solution Enhanced Death Benefit             47
Special Fund                                   22
Standard Death Benefit                         46


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS            CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value                 Index of Investment Experience
Annuity Start Date                      Annuity Commencement Date
Contract Owner                          Owner or Certificate Owner
Contract Value                          Accumulation Value
Transfer Charge                         Excess Allocation Charge
Fixed Interest Allocation               Fixed Allocation
Free Look Period                        Right to Examine Period
Guaranteed Interest Period              Guarantee Period
Subaccount(s)                           Division(s)
Net Investment Factor                   Experience Factor
Regular Withdrawals                     Conventional Partial Withdrawals
Withdrawals                             Partial Withdrawals

PP-121806

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

     Surrender Charge:

     COMPLETE YEARS ELAPSED      0    1    2    3    4    5    6    7    8    9+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE            8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

     Transfer Charge.............................  $25 per transfer, if you make more than 12 transfers in a contract year **

     * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
     **   We currently do not impose this charge, but may do so in the future.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE*

     Administrative Charge.......................  $40

     (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

     *    We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES*

   ------------------------------------------------------------------------------------------------------------------------
                                                         STANDARD                         ENHANCED DEATH BENEFITS
                                                       DEATH BENEFIT         ANNUAL RATCHET      7% SOLUTION      MAX 7
   ------------------------------------------------------------------------------------------------------------------------
    Mortality & Expense Risk Charge**                      1.30%                 1.55%              1.65%         1.75%
    Asset-Based Administrative Charge                      0.15%                 0.15%              0.15%         0.15%
                                                           -----                 -----              -----         -----
        Total                                              1.45%                 1.70%              1.80%         1.90%
   ------------------------------------------------------------------------------------------------------------------------

     * As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

     ** This charge applies to May-2001 and May-2002 contract owners. Please see Appendix for the mortality and expense risk charges applicable to Pre-2000 and Yr-2000 contract owners.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE*

     Quarterly Charge............................  0.075% of contract value (0.30% annually)

     * We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

PP-121806

OPTIONAL RIDER CHARGES*

     Minimum Guaranteed Accumulation Benefit rider:

          Waiting Period                       Quarterly Charge

          10 Year..........................    0.125% of the MGAB Charge Base(1)
                                               (0.50% annually)
          20 Year..........................    0.125% of the MGAB Charge Base
                                               (0.50% annually)

     Minimum Guaranteed Income Benefit rider:

          MGIB Rate                            Quarterly Charge
          ---------                            ----------------

          7%...............................    0.125% of the MGIB Charge Base(2)
                                               (0.50% annually)

       Minimum Guaranteed Withdrawal Benefit rider:

          Quarterly Charge
          ----------------

          0.125% of the MGWB Eligible Payment Amount(3) (0.50% annually)

     * We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.
     (1) The MGAB Charge Base is the total of premiums and credits added during the two year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums and credits added during the two year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Benefit Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.
     (2) The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, and the credit(s) applied, when you pay the premiums, less a pro rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.
     (3) The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits applied during the two-year period commencing on the rider date.

PP-121806

GA--Fund-Expense Tables-06.doc

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

------------------------------------------------------------------------------------------------------------------------
                                                                               TOTAL FUND                      NET FUND
                                                 DISTRIBUTION                    ANNUAL                         ANNUAL
                                                    AND/OR                      EXPENSES          TOTAL        EXPENSES
                                     INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                      ADVISORY      (12b-1)      OTHER         WAIVERS OR          OR         WAIVERS OR
  PORTFOLIO                              FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
------------------------------------------------------------------------------------------------------------------------
  All Cap                               1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                  0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Capital Growth                        1.01%        0.00%        0.01%           1.02%           0.00%          1.02%
------------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap            0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Core Bond(1)                          1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------
  Developing World                      1.75%        0.00%        0.01%           1.76%           0.00%          1.76%
------------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                   1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------
  Equity Growth(2)                      0.75%        0.25%        0.01%           1.01%           0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------
  Equity Income                         0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Focus Value(2)                        0.80%        0.25%        0.01%           1.06%           0.00%          1.06%
------------------------------------------------------------------------------------------------------------------------
  Fully Managed                         0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Fundamental Growth(2)                 0.80%        0.25%        0.01%           1.06%           0.00%          1.06%
------------------------------------------------------------------------------------------------------------------------
  Global Franchise(2)                   1.00%        0.25%        0.01%           1.26%           0.00%          1.26%
------------------------------------------------------------------------------------------------------------------------
  Growth (3)                            1.01%        0.00%        0.01%           1.02%           0.00%          1.02%
------------------------------------------------------------------------------------------------------------------------
  Hard Assets                           0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE(2)        1.00%        0.25%        0.01%           1.26%           0.00%          1.26%
------------------------------------------------------------------------------------------------------------------------
  International Equity(1)               1.25%        0.00%        0.01%           1.26%           0.00%          1.26%
------------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper (1)               1.85%        0.00%        0.01%           1.86%           0.00%          1.86%
------------------------------------------------------------------------------------------------------------------------
  Investors                             1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap
   Equity(2)                            0.90%        0.25%        0.01%           1.16%           0.00%          1.16%
------------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income               1.10%        0.00%        0.01%           1.11%           0.00%          1.11%
------------------------------------------------------------------------------------------------------------------------
  Large Cap Value                       1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                 0.53%        0.00%        0.01%           0.54%           0.00%          0.54%
------------------------------------------------------------------------------------------------------------------------
  Liquid Asset                          0.53%        0.00%        0.01%           0.54%           0.00%          0.54%
------------------------------------------------------------------------------------------------------------------------
  Managed Global                        1.25%        0.00%        0.01%           1.26%           0.00%          1.26%
------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                        0.88%        0.00%        0.01%           0.89%           0.00%          0.89%
------------------------------------------------------------------------------------------------------------------------
  Real Estate                           0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Research                              0.88%        0.00%        0.01%           0.89%           0.00%          0.89%
------------------------------------------------------------------------------------------------------------------------
  Special Situations                    1.10%        0.00%        0.01%           1.11%           0.00%          1.11%
------------------------------------------------------------------------------------------------------------------------
  Strategic Equity                      0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Total Return                          0.88%        0.00%        0.01%           0.89%           0.00%          0.89%
------------------------------------------------------------------------------------------------------------------------
  Value Equity                          0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income(4)       0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------

     (1)  Annualized.
     (2)  Estimated investment advisory fee for year 2002.
     (3) DSI has agreed to a voluntary waiver of 0.05% of assets in excess of $1.3 billion with respect to the Growth Series through December 31, 2002.
     (4) DSI has agreed to a voluntary waiver of 0.05% of assets in excess of $840 million with respect to the Van Kampen Growth and Income Series through December 31, 2002.

PP-121806

AIM VARIABLE INSURANCE FUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE      EXPENSES(1)   REDUCTIONS(1)    REDUCTIONS2)    REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic
    Trends (Class II Shares)       0.85%        0.25%        0.59%           1.69%           0.24%          1.45%
-------------------------------------------------------------------------------------------------------------------


     (1) Compensation to the Company for administrative or recordkeeping services may be paid out of fund assets in an amount up to 0.25% annually. Any such fees paid from the AIM Funds' assets are included in the "Other Expenses" column.
     (2) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I or Series II shares to the extent necessary to limit Total Fund Annual Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Fund Annual Expenses to 1.45%. Management (Advisory) Fees and 12b-1 Fee were 0.71% and 0.15%, respectively, after fee waivers and reimbursements.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Equity-Income
    (Service Class 2)              0.48%        0.25%        0.11%           0.84%           0.00%          0.84%
-------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth (Service
    Class 2)                       0.58%        0.25%        0.10%           0.93%           0.00%          0.93%
-------------------------------------------------------------------------------------------------------------------

     (1) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

PP-121806

ING VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES       REDUCTIONS     REDUCTIONS(1)   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  ING VP Worldwide Growth
    (Service Shares)               1.00%        0.25%        1.72%           2.97%           1.74%          1.23%
-------------------------------------------------------------------------------------------------------------------

     (1) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Total Waivers or Reductions" in the table above. For the Worldwide Growth Portfolio, the expense limits will continue through at least December 31, 2002.

PP-121806

ING VARIABLE PRODUCTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES       REDUCTIONS     REDUCTIONS(1    REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities
    (Service Shares)               0.75%        0.25%        1.58%          2.58%            1.48%          1.10%
-------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap (service
    Shares)                        0.75%        0.25%        0.53%          1.53%            0.43%          1.10%
-------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap
    Opportunities (Service
    Shares)                        0.75%        0.25%        0.71%          1.71%            0.61%          1.10%
-------------------------------------------------------------------------------------------------------------------

     (1) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Total Waivers or Reductions" in the table above. The expense limits for these Portfolios will continue through at least October 31, 2002.

ING VP BOND PORTFOLIO ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  ING VP Bond Portfolio (Class
    S Shares)                      0.40%        0.25%        0.10%           0.75%           0.00%          0.75%
-------------------------------------------------------------------------------------------------------------------

     (1) The table above shows the estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Because Class S shares are new, these estimates are based on the Portfolio's actual operating expenses for Class R shares for the Portfolio's most recently completed fiscal year and fee waivers to which the investment adviser has agreed for the Portfolio. Because Class S shares are new, Other Expenses is the amount of Other Expenses incurred by Class R shareholders for the year ended December 31, 2001.

PP-121806

INVESCO VARIABLE INVESTMENT FUNDS, INC. ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial
    Services                       0.75%        0.00%        0.32%           1.07%           0.00%          1.07%
-------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences    0.75%        0.00%        0.31%           1.06%           0.00%          1.06%
-------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure            0.75%        0.00%        0.64%           1.39%           0.00%          1.39%
-------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities(2)       0.60%        0.00%        0.77%           1.37%           0.00%          1.37%
-------------------------------------------------------------------------------------------------------------------

     (1) The Fund's actual Other Expenses and Total Fund Annual Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
     (2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Fund Annual Expenses for the fiscal year ended December 31, 2001 were 0.55% and 1.15%, respectively, of the Fund's average net assets.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE      EXPENSES(1)     REDUCTIONS     REDUCTIONS(2)   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield                 0.25%        0.15%        0.36%           0.76%           0.01%          0.75%
-------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and
    Income                         0.40%        0.15%        0.12%           0.67%           0.02%          0.65%
-------------------------------------------------------------------------------------------------------------------

     (1) "Other Expenses" reflects a 0.35% administrative fee for the High Yield Portfolio and a 0.10% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the StocksPLUS Growth and Income Portfolio.
     (2) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65% of average daily net assets for the PIMCO High Yield and StocksPLUS Growth and Income Portfolios, respectively. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76% and 0.67% for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

PP-121806

PIONEER VARIABLE CONTRACTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT (Class II
    Shares)                        0.65%        0.25%        0.14%           1.04%           0.00%          1.04%
-------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT
    (Class II Shares)              0.65%        0.25%        0.21%           1.11%           0.00%          1.11%
-------------------------------------------------------------------------------------------------------------------

     (1) Fees and expenses based on portfolio's latest fiscal year ended December 31, 2001.

PROFUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND

                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES

                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)    REDUCTIONS(2)   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                  0.75%        0.25%        1.25%          2.25%            0.27%          1.98%
-------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30             0.75%        0.25%        0.89%          1.89%            0.00%          1.89%
-------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap             0.75%        0.25%        1.65%          2.65%            0.40%          2.25%
-------------------------------------------------------------------------------------------------------------------

     (1) Investment Advisory Fees and Expenses for the ProFund VPs Bull, Small-Cap and Europe 30 are for the period ending December 31, 2001.
     (2) ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating Expenses exceed 1.98% for ProFund VP Bull and 2.25% for ProFund VP Small-Cap of the Fund's average daily net assets through December 31, 2002. After such date, the expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

PP-121806

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  Jennison (Class II Shares)       0.60%        0.25%        0.19%           1.04%           0.00%          1.04%
-------------------------------------------------------------------------------------------------------------------
  SP Jennison International
    Growth (Class II Shares)(1)    0.85%        0.25%        1.16%           2.26%           0.00%          2.26%
-------------------------------------------------------------------------------------------------------------------

     (1) For the year ended December 31, 2001, the Portfolio's investment adviser voluntarily subsidized a portion of the Portfolio's total expenses. This subsidy is not reflected in the table above. Had this subsidy of 0.62% been reflected above, Total Net Fund Annual Expenses would have been 1.64%.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of Trusts and Funds for additional information on management or advisory fees and in some cases on other portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:

The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually if you are a Yr-2001, May-2001 or May-2002 contract owner. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets (based on an average contract value of $120,000). Examples 1 and 2 also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The assumed annual rider charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to a charge of 0.125% of rider base per quarter over the same period. For May-2002 contract owners, expenses would be somewhat lower for allocations to the Liquid Asset or Limited Maturity bond Portfolios. Each example also assumes that any applicable expense reimbursements of underlying portfolio expenses will continue for the periods shown. If the Standard Death Benefit, the Annual Ratchet Enhanced Death Benefit or 7% Solution Enhanced Death Benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

Please see Appendix G for expense examples applicable to Pre-2000 and Yr-2000 contract owners.

PP-121806

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
  All Cap                                            $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $122             $207              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $129             $228              $318             $499
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $122             $207              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $130             $231              $323             $507
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $123             $211              $290             $450
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $123             $209              $288             $445
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $114             $184              $246             $366
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $114             $184              $246             $366
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $120             $203              $277             $426
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Research                                           $120             $203              $277             $426
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $123             $209              $288             $445
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $120             $203              $277             $426
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $121             $205              $280             $431

  AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $126             $219              $304             $474
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $120             $201              $275             $422
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $121             $204              $279             $430
--------------------------------------------------------------------------------------------------------------------



PP-121806
                                       11

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------
  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $124             $213              $293             $456

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities                        $123             $209              $287             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $123             $209              $287             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $123             $209              $287             $444
--------------------------------------------------------------------------------------------------------------------

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Financial Services                   $122             $208              $286             $442
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $126             $218              $301             $469
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $125             $217              $300             $467
--------------------------------------------------------------------------------------------------------------------

  THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield                                   $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $118             $196              $265             $404
--------------------------------------------------------------------------------------------------------------------

  PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                                   $122             $207              $284             $439
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $123             $209              $288             $445
--------------------------------------------------------------------------------------------------------------------

  PROFUNDS
  ProFund VP Bull                                    $132             $235              $328             $517
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $131             $232              $324             $510
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $134             $243              $340             $538

  THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
  Jennison                                           $122             $207              $284             $439
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $134             $243              $341             $538
--------------------------------------------------------------------------------------------------------------------

PP-121806

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
  All Cap                                            $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $42              $127              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $49              $148              $248             $499
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $42              $127              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $50              $151              $253             $507
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $43              $131              $220             $450
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $43              $129              $218             $445
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $34              $104              $176             $366
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $34              $104              $176             $366
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $40              $123              $207             $426
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Research                                           $40              $123              $207             $426
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $43              $129              $218             $445
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $40              $123              $207             $426
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $41              $125              $210             $431

  AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $46              $139              $234             $474
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $40              $121              $205             $422
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $41              $124              $209             $430
--------------------------------------------------------------------------------------------------------------------

  THE GALAXY VIP FUND
--------------------------------------------------------------------------------------------------------------------
  Asset Allocation                                   $42              $127              $214             $438
--------------------------------------------------------------------------------------------------------------------
  Equity                                             $42              $127              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Growth and Income                                  $46              $139              $232             $472
--------------------------------------------------------------------------------------------------------------------
  High Quality Bond                                  $42              $128              $216             $442
--------------------------------------------------------------------------------------------------------------------
  Small Company Growth                               $57              $171              $283             $559
--------------------------------------------------------------------------------------------------------------------

PP-121806
                                       13

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $44              $133              $223             $456

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities                        $43              $129              $217             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $43              $129              $217             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $43              $129              $217             $444
--------------------------------------------------------------------------------------------------------------------

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Financial Services                   $42              $128              $216             $442
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $46              $138              $231             $469
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $45              $137              $230             $467
--------------------------------------------------------------------------------------------------------------------

  THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield                                   $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $38              $116              $195             $404
--------------------------------------------------------------------------------------------------------------------

  PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                                   $42              $127              $214             $439
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $43              $129              $218             $445
--------------------------------------------------------------------------------------------------------------------

  PROFUNDS
  ProFund VP Bull                                    $52              $155              $258             $517
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $51              $152              $254             $510
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $54              $163              $270             $538

  THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
  Jennison                                           $42              $127              $214             $439
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $54              $163              $271             $538
--------------------------------------------------------------------------------------------------------------------

PP-121806

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
  All Cap                                            $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $111             $175              $231             $340
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $119             $197              $268             $410
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $111             $175              $231             $340
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $112             $179              $239             $354
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $112             $178              $236             $349
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $106             $160              $207             $292
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $106             $160              $207             $292
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $110             $171              $225             $327
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Research                                           $110             $171              $225             $327
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $112             $178              $236             $349
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $110             $171              $225             $327
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $110             $173              $228             $333

  AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $115             $188              $253             $381
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $109             $169              $222             $322
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $110             $172              $227             $331
--------------------------------------------------------------------------------------------------------------------



PP-121806
                                       15

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------
  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $113             $181              $242             $361

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
  ING VP Growth Opportunities                        $112             $177              $236             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $112             $177              $236             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $112             $177              $236             $348

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                   $112             $176              $234             $345
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $115             $186              $250             $376
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $115             $186              $249             $374

  THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield                                   $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $107             $163              $213             $303

  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                   $111             $176              $232             $342
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $112             $178              $236             $349

  PROFUNDS
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                                    $121             $204              $279             $430
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $120             $201              $275             $422
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $124             $212              $292             $453
--------------------------------------------------------------------------------------------------------------------

  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $111             $176              $232             $342
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $124             $212              $292             $454
--------------------------------------------------------------------------------------------------------------------

PP-121806

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
  All Cap                                            $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $31              $ 95              $161             $340
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $39              $117              $198             $410
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  Diversified Mid-Cap                                $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $31              $ 95              $161             $339
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  Equity Income                                      $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $31              $ 96              $163             $344
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  Fully Managed                                      $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $33              $102              $174             $363
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  Growth                                             $31              $ 95              $161             $340
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $30              $ 93              $158             $333
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  International Enhanced EAFE                        $33              $102              $174             $363
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  International Equity                               $33              $102              $174             $363
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  Internet Tollkeeper                                $40              $120              $203             $419
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  Investors                                          $31              $ 95              $161             $339
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  J.P. Morgan Fleming Small Cap Equity               $32              $ 99              $169             $354
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  Janus Growth and Income                            $32              $ 98              $166             $349
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  Large Cap Value                                    $31              $ 95              $161             $339
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  Limited Maturity Bond                              $26              $ 80              $137             $292
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  Liquid Asset                                       $26              $ 80              $137             $292
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  Managed Global                                     $33              $102              $174             $363
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  Mid-Cap Growth                                     $30              $ 91              $155             $327
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  Real Estate                                        $30              $ 93              $158             $333
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  Research                                           $30              $ 91              $155             $327
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  Special Situations                                 $32              $ 98              $166             $349
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  Strategic Equity                                   $30              $ 93              $158             $333
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  Total Return                                       $30              $ 91              $155             $327
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  Value Equity                                       $30              $ 93              $158             $333
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  Van Kampen Growth and Income                       $30              $ 93              $158             $333

  AIM VARIABLE INSURANCE FUNDS
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  AIM V.I. Dent Demographic Trends Fund              $35              $108              $183             $381
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  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $29              $ 89              $152             $322
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  Fidelity VIP Growth                                $30              $ 92              $157             $331
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                                       17

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                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
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  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $33              $101              $172             $361

  ING VP BOND PORTFOLIO
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  ING VP Bond                                        $28              $ 87              $148             $313
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  ING VARIABLE PRODUCTS TRUST
  ING VP Growth Opportunities                        $32              $ 97              $166             $348
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  ING VP MagnaCap                                    $32              $ 97              $166             $348
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  ING VP SmallCap Opportunities                      $32              $ 97              $166             $348

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
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  INVESCO VIF-- Financial Services                   $32              $ 96              $164             $345
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  INVESCO VIF-- Health Sciences                      $31              $ 96              $163             $344
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  INVESCO VIF-- Leisure                              $35              $106              $180             $376
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  INVESCO VIF-- Utilities                            $35              $106              $179             $374

  THE PIMCO VARIABLE INSURANCE TRUST
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  PIMCO High Yield                                   $28              $ 87              $148             $313
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  PIMCO StocksPLUS Growth and Income                 $27              $ 83              $143             $303

  PIONEER VARIABLE CONTRACTS TRUST
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  Pioneer Fund VCT                                   $31              $ 96              $162             $342
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  Pioneer Mid-Cap Value VCT                          $32              $ 98              $166             $349

  PROFUNDS
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  ProFund VP Bull                                    $41              $124              $209             $430
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  ProFund VP Europe 30                               $40              $121              $205             $422
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  ProFund VP Small-Cap                               $44              $132              $222             $453
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  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $31              $ 96              $162             $342
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  SP Jennison International Growth                   $44              $132              $222             $454
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THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT. EXAMPLES ASSUME THAT ANY CONTRACTUAL EXPENSE WAIVERS OR REIMBURSEMENTS REMAIN IN EFFECT FOR ALL PERIODS SHOWN.

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

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                             PERFORMANCE INFORMATION
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ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. We present sets of tables for each category for which Contracts have been issed to reflect the varying death benefits and mortality and expense risk charges, which affect the accumulation unit values.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the year ended December 31, 2001 are included in the Statement of Additional Information. The audited consolidated financial statements of Golden American for the years ended December 31, 2001, 2000 and 1999 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic

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performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender and the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

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                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING and an affiliate, on April 1, 2002. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable of Iowa is the holding company for Equitable Life, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the GCG Trust, and the investment managers of the ING Variable Insurance Trust, ING Variable Products Trust and ING VP Bond Portfolio, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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                              THE TRUSTS AND FUNDS
--------------------------------------------------------------------------------

The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.


Fidelity Variable Insurance Products Fund is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II is located at 82 Devonshire Street, Boston, MA 02109.

ING VP Bond Portfolio is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING VP Bond Portfolio is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The ING Variable Insurance Trust (formerly the Pilgrim Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

The ING Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ProFunds is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

The AIM Variable Insurance Funds is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

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The Pioneer Variable Contracts Trust is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, MA 02109.

INVESCO Variable Investment Funds, Inc. is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of the INVESCO Variable Investment Funds, Inc. is 7800 East Union Avenue, Denver, CO 80237.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B THE INVESTMENT PORTFOLIOS.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, of the Trusts or Funds and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

RESTRICTED FUNDS
We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

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                 COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
--------------------------------------------------------------------------------

For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1)   Covered Funds;

     2)   Special Funds; and

     3)   Excluded Funds.

Allocations to investment options designated as "Covered Funds" participate fully in all guaranteed benefits. Allocations to those investment options designated as "Special Funds" could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to "Excluded Funds" do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, an investment option may be designated a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

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                       GOLDEN AMERICAN SEPARATE ACCOUNT B
--------------------------------------------------------------------------------

Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

--------------------------------------------------------------------------------
                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------

The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the

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Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix D and the Fixed Account II prospectus for more information on The Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit when due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the Trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an enhanced death benefit, and you add a joint owner, if the older joint owner is attained age 85 or under, the enhanced death benefit from the date of change will end, and the Standard Death Benefit will apply. For all death benefit options, if the older joint owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if a joint owner is added. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

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ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the enhanced death benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the enhanced death benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, if the new owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please

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note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit and charge will be adjusted to reflect the attained age of the new owner as the issue age. The Maximum Base and Benefit Base percentages in effect on the original rider date will be used to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership.

If you have elected another optional rider, the rider will terminate upon a change of ownership.

You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS - INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium and credit within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments and credits will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

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We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment and credit designated for a subaccount of Separate Account B will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and credit to the subaccounts selected by you, we convert the premium payment and credit into accumulation units. We divide the amount of the premium payment and credit allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated with the added credit to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium and credit plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated with the added credit to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums and credits to the specially designated subaccount during the free look period.

ADDITIONAL CREDIT TO PREMIUM
A credit will be added to your contract value based on each premium payment. The credit will be added proportionally to each subaccount and Fixed Interest Allocation as the premium payment is allocated. The credit is a minimum of 4% of the premium payment. We may increase the credit at our discretion. If we

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increase the credit we may reduce it also at our discretion, but we will not reduce it below the minimum credit of 4%, and we will give at least 30 days' notice of any planned reduction.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct a credit from the amount we pay to you or your beneficiary:

     (1) If you return your Contract within the free look period, we will deduct the credit from the refund amount;

     (2) If a death benefit becomes payable, we will deduct any credits added to your contract within 1 year prior to death; and

     (3) If we waive any surrender charge, we will deduct any credit added to your contract value within 1 year.

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct.

Once we have waived any surrender charge, we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

WHILE NO SPECIFIC CHARGE IS MADE FOR THE PREMIUM CREDIT, THE SURRENDER CHARGES ARE HIGHER AND THE SURRENDER CHARGE PERIOD LONGER THAN UNDER OUR PRODUCTS NOT OFFERING A PREMIUM CREDIT. ALSO, THE MORTALITY AND EXPENSE RISK CHARGE IS HIGHER THAN THAT CHARGED UNDER OTHER PRODUCTS PROVIDING COMPARABLE FEATURES, BUT NO PREMIUM CREDIT. WE MAY USE A PORTION OF THE SURRENDER CHARGE AND MORTALITY AND EXPENSE RISK CHARGE TO HELP RECOVER THE COST OF PROVIDING THE PREMIUM CREDIT. IN ADDITION, THERE MAY BE CIRCUMSTANCES UNDER WHICH THE CONTRACT OWNER MAY BE WORSE OFF FROM HAVING RECEIVED A PREMIUM CREDIT. FOR EXAMPLE, THIS COULD OCCUR IF THE CONTRACT OWNER RETURNS THE CONTRACT DURING THE APPLICABLE FREE LOOK PERIOD. UPON A FREE LOOK, WE RECAPTURE THE PREMIUM CREDIT THAT HAD BEEN CREDITED. IF THE STATE LAW PROVIDES THAT CONTRACT VALUE IS RETURNED ON A FREE LOOK, AND IF THE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS HAS BEEN NEGATIVE DURING THAT PERIOD, WE WILL RETURN THE CONTRACT VALUE LESS THE PREMIUM CREDIT. THE NEGATIVE PERFORMANCE ASSOCIATED WITH THE PREMIUM CREDIT WILL REDUCE THE CONTRACT VALUE MORE THAN IF THE PREMIUM CREDIT HAD NOT BEEN APPLIED.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments and credits allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added credit that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return

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of premium payments during the free look period, in which case, the portion of your initial premium and added credit not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments and credits, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charges, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of a Trust or Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for

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existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See "The Fixed Interest Allocations" for more information.

OPTIONAL RIDERS
Subject to state availability, you may elect one of the three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider. Once elected, the riders generally may not be cancelled. This means once you add the rider, you may not remove it, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

Your benefits under the optional benefit riders depend on the category of contract owners to which you belong. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001 and May-2002 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase).

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are

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               allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

The following describes the optional riders for Contracts in the May-2002 category. Please see Appendix I for a description of the calculation of the optional rider benefits applicable under your Contract if you are a Pre-2000 or Yr-2000 contract owner, or Appendix J if you are a Yr-2001 or May-2001 contract owner.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ANY. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. We use the term "rider date" in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

NO CANCELLATION. Once you purchase a rider, the rider may not be cancelled, unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract which automatically cancels any attached rider. Once the Contract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits." This means that the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with the applicable rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than the MGAB Base. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus credits, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment plus credits, reduced pro rata for withdrawals, and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

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     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. The aggregate MGAB Benefit Base equals the sum of:

               1)   the MGAB Base allocated to Covered Funds;

               2)   the MGAB Base allocated to Special Funds; and

               3) the lesser of the contract value allocated to Excluded Funds and MGAB Base allocated to Excluded Funds.

          No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the GCG Liquid Asset Portfolio; the GCG Limited Maturity Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. No investment option are currently designated as Excluded Funds.

          The MGAB Base for Covered Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Benefit Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

          The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

          The MGAB Base for Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Benefit Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

          If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the 2-year period after your rider date, accumulated at the appropriate MGAB rate describe above, and adjusted for withdrawals and transfers.

          Only premiums added to your Contract during the first 2-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

          The MGAB Charge Base is used to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

          Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGAB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGAB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

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          Net Transfers from Covered Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Benefit Date.

          Net Transfers from Special Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Benefit Date.

          Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the lesser of the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Benefit Date.

          Any transfer within 3 years of the MGAB Benefit Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

     2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider

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occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the credits we add, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit: the GCG Liquid Asset Portfolio, the GCG Limited Maturity Bond Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

          (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

          (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

          (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible

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          premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

               a)   is the Maximum MGIB Base; and

               b)   is the sum of:

                    1)   the MGIB Base allocated to Covered Funds;

                    2)   the MGIB Base allocated to Special Funds; and

                    3)   the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 200% of eligible premiums and credits adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category and credits.

          The MGIB Base allocated to Covered Funds equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the Maximum MGIB Base, and at 0% thereafter.

          The MGIB Base allocated to Special Funds equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

          The MGIB Base allocated to Excluded Funds equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

          Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Base.

          The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

          Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

          Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

          Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

          Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

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     2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

          The MGIB Income Options available under the MGIB Rider are:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB benefit.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to

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all premium payments and credits paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

          (i) your premium payments and credits received during the first two contract years, if you purchased the MGWB rider on the contract date;

          (ii)otherwise, your contract value on the rider date, including any premiums and credits received that day, and any subsequent premium payments and credits received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND
(2) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider. Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

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GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account is greater than zero;

          (iii)your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

          (i)  your MGWB Withdrawal Account is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii)you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual death benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status we deem your contract value to be zero and the MGWB periodic payments reduce the enhanced death benefit by the amount of the payment. In all other

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cases, the death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
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Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract year is 10% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

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We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                           MAXIMUM PERCENTAGE
                 FREQUENCY OF                CONTRACT VALUE
                 Monthly                          0.833%
                 Quarterly                        2.50%
                 Annually                        10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest

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Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum

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dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

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TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

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If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

          o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

          o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro rata to the Restricted Funds.

          o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios." If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

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To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

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                              DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit, and earnings multiplier benefit, if elected, is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001, and May-2002 contract owners. If you currently are a contract owner, the category of your contract is indicated in the cover letter which accompanies this prospectus. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase);

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase);

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

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     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

Other than as specifically noted, this Prospectus describes the benefits applicable to all categories of contract owners.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN MAY-2002. IF YOU ARE A PRE-2000 OR YR-2000 CONTRACT OWNER, PLEASE SEE APPENDIX G FOR A DESCRIPTION OF THE CALCULATION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT. IF YOU ARE A YR-2001 OR MAY-2001 CONTRACT OWNER, PLEASE SEE APPENDIX H. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (a) the Standard Death Benefit, (b) the 7% Solution Enhanced Death Benefit, (c) the Annual Ratchet Enhanced Death Benefit or (d) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 7% Solution, Annual Ratchet and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status." The Enhanced Death Benefits are available only at the time you purchase your Contract. The enhanced death benefits are not available where a Contract is owned by joint owners.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1) the contract value minus any credits added within 1 year prior to death; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

     1)   the Base Death Benefit; and

     2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds; less

     3)   any credits added within 1 year prior to death.

The Standard MGDB allocated to Covered Funds equals premiums plus credits allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds is determined in the same way as the Standard MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the Standard MGDB in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the Standard MGDB in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal

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divided by the contract value in Covered Funds before the withdrawal. Please note that the pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

     o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

     o Net transfers from Excluded Funds to Covered will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as "Special Funds": the GCG Liquid Asset Portfolio, the GCG Limited Maturity Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. No investment options are currently designated as Excluded Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums and credits added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT equals the greater of:

          1)   the Standard Death Benefit; and

          2)   the lesser of:

               a)   the cap; and

               b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death.

The cap is equal to 3 times all premium payments, adjusted for withdrawals.

The 7% MGDB allocated to Covered Funds equals premiums and credits allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or reaching the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums and credits allocated to Special Funds, adjusted for withdrawal and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, except that the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that

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Fund category resulting from the withdrawal. For example, the value of the 7% MGDB in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the 7% MGDB in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. Please note that the pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category.

     o Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in the Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

     o Net transfers from Special Funds to Covered or Excluded Funds will reduce the 7% MGDB in the Special Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Covered or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Special Funds.

     o Net transfers from Excluded Funds to Covered or Special Funds will reduce the 7% MGDB in Excluded Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the reduction in the 7% MGDB in Excluded Funds.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death.

          No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium and credits allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

     o the current contract value in Covered Funds (after deductions occurring as of that date); and

     o the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds is determined in the same way as the Annual Ratchet MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

     o the current contract value in Excluded Funds (after deductions occurring as of that date); and

     o the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and credits and partial withdrawals attributable to Excluded Funds, and transfers.

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Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The percentage reduction in the Annual Ratchet MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the Annual Ratchet MGDB in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the Annual Ratchet MGDB in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal. Please note that the pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Annual Ratchet MGDB, but do affect the amount of the Annual Ratchet MGDB in a particular Fund category.

     o Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in the Covered Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Excluded Funds will equal the decrease in the Annual Ratchet MGDB in Covered Funds.

     o Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit described above. Each enhanced death benefit is determined independently of the other at all times.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) the Maximum Base; and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals ("Benefit Base"). If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals ("Benefit Base"). The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The earnings enhancement benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see page 2 of this prospectus for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in sections titled "Individual Retirement Annuities," "Taxation of Non-Qualified Contracts," and "Taxation of Qualified Contracts," in this prospectus.

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DEATH BENEFIT DURING THE INCOME PHASE
If, any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE
If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Asset subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values.
The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Asset subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: 1) based on the attained age of the spouse at the time of the ownership change using current values as of that date; 2) computed as if the rider was added to the Contract after issue and after the increase; and 3) based on the Maximum Base and percentages in effect on the original rider date. However, we may in the future permit the surviving spouse to elect to use the then current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NON SPOUSE
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the "Code"). See next section, "Required Distributions upon Contract Owner's Death."

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Asset subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be

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distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a non-spouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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                                CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

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CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 9-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

   COMPLETE YEARS ELAPSED      0    1    2    3     4     5    6    7    8    9+
      SINCE PREMIUM PAYMENT
   SURRENDER CHARGE            8%   8%   8%   8%    7%    6%   5%   3%   1%   0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states. If we waive the surrender charge, we will deduct any credit added to your contract value within 1 year of the withdrawal, and we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 10% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

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     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by Golden American. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the Category of contract owner to which you belong. The charge is deducted on each business day based on the assets you have in each subaccount. The charge for each death benefit option, on an annual basis for May-2002 contract owners, is equal to 1.30% for the Standard Death Benefit, 1.55% for the Annual Ratchet Enhanced Death Benefit, 1.65% for the 7% Solution Enhanced Death Benefit or 1.75% for the Max 7 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003585% (Standard), .004280% (Annual Ratchet), ..004558% (7% Solution), or .004837% (Max 7), respectively, for each day since the previous business day. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

Please see Appendix G for a description of the death benefits and mortality and expense risk charges for Pre-2000 and Yr-2000 contract owners.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. If you surrender or

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annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "The Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

          Waiting Period                         Quarterly Charge
          --------------                         ----------------
          10 Year..........................      0.125% of the MGAB Charge Base
                                                 (0.50% annually)
          20 Year..........................      0.125% of the MGAB Charge Base
                                                 (0.50% annually)

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date, and
(ii) premiums and credits during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Covered, Special and Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

          MGIB Rate                              Quarterly Charge
          ---------                              ----------------
          7%...............................      0.125% of the MGIB Charge Base
                                                 (0.50% annually)

The MGIB Charge Base equals the MGIB Base for Covered, Special, and Excluded Funds. See "The Annuity Contract - Optional Riders". If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Covered, Special and Excluded Funds.

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid and credits added during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount, and applicable credits, immediately prior to the surrender or annuitization.

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TRUST AND FUND EXPENSES
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2001, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2002 range from 0.54% to 2.54%.

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                               THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the

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annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed

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          payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in your Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report, including rider charges if you have elected one of the optional riders offered in this prospectus. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your

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contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT
Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 7.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.75% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 7.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., Aetna Investment Services, LLC, BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Furman Selz Financial Services LLC, ING Funds Distributor, Inc., ING TT&S (U.S.) Securities, Inc., Investors Financial Group, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

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We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Separate Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Kimberly J. Smith, Executive Vice President, General Counsel and Assistant Secretary of Golden American.

EXPERTS
The audited consolidated financial statements of Golden American at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the statement of assets and liabilities of Separate Account B at December 31, 2001 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young, LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included or incorporated herein by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

THIS SUMMARY REFERENCES ENHANCED DEATH BENEFITS AND EARNINGS MULTIPLIER BENEFITS THAT MAY NOT BE AVAILABLE UNDER YOUR CONTRACT. PLEASE SEE YOUR CONTRACT, AND "THE ANNUITY CONTRACT -- OPTIONAL RIDERS" AND "DEATH BENEFIT CHOICES" IN THIS PROSPECTUS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

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The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for an earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your

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investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability, and we will report taxable amounts as required by law. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions

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that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

IRAs generally may not invest in life insurance contracts. We do not believe a death benefit under an annuity contract that is equal to the greater of premiums paid (less withdrawals) or contract value will be treated as life insurance. However, the enhanced death benefits and earnings enhancement benefit under this Contract may exceed the greater of premiums paid (less withdrawals) and contract value. We have previously received IRS approval of the form of the Contract, including the enhanced death benefit feature, for use as an IRA. THE CONTRACT WITH BOTH ENHANCED DEATH BENEFITS AND THE EARNINGS MULTIPLIER BENEFIT HAS BEEN FILED WITH THE IRS FOR APPROVAL FOR USE AS AN IRA. HOWEVER, THERE IS NO ASSURANCE THAT THE IRS WILL GIVE THIS APPROVAL OR THAT THE CONTRACT MEETS THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the enhanced death benefit options and earnings multiplier benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax qualification, which could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. YOU SHOULD CONSULT YOUR TAX ADVISOR IF YOU ARE CONSIDERING ADDING AN ENHANCED DEATH BENEFIT OR EARNINGS MULTIPLIER BENEFIT TO YOUR CONTRACT IF IT IS AN IRA.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

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Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply if your death occurs:

     o    After you begin receiving minimum distributions under the contract; or

     o    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

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     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions, but not earnings on such distributions, may also be distributed upon hardship, but would generally be subject to penalties.

     TSAS -- LOANS. Loans may be available if you are under age 70 1/2 and purchased your contract in connection with a non-ERISA plan qualified under
Section 403(b) of the Code ("TSA"). If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. You are responsible for monitoring the amount and number of loans outstanding at any one time under your TSA, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     3)   Riders:

          a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

          b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

          c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

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     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

     o You are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2;or

     o You had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT
THE CONTRACT INCLUDES AN ENHANCED DEATH BENEFIT THAT IN SOME CASES MAY EXCEED THE GREATER OF THE PREMIUM PAYMENTS OR THE CONTRACT VALUE. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN ANY CODE SECTION 401(A) PENSION OR PROFIT-SHARING PLAN OR CODE SECTION 403(B) TAX-SHELTERED ANNUITY. EMPLOYERS USING THE CONTRACT MAY WANT TO CONSULT THEIR TAX ADVISER REGARDING SUCH LIMITATION. FURTHER, THE INTERNAL REVENUE SERVICE HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE ENHANCED DEATH BENEFIT PROVISION IN THE CONTRACT COMPORTS WITH IRA OR ROTH IRA QUALIFICATION REQUIREMENTS. A TAX ADVISOR SHOULD BE CONSULTED.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Table of Contents

     ITEM                                                                   PAGE
     Introduction
     Description of Golden American Life Insurance Company
     Safekeeping of Assets...
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden American Life Insurance Company
     Financial Statements of Separate Account B


PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

               --------------------------------------------------
               Name

               --------------------------------------------------
               Social Security Number

               --------------------------------------------------
               Street Address

               --------------------------------------------------
               City, State, Zip

121808    PREMIUM PLUS                                          05/01/2002
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                                   APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2001, the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are shown on the last row of each table.

Your contract category appears on your quarterly statement.

CONTRACT CATEGORY:  PRE-2000

LIQUID ASSET

-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $15.47     6,398,161     $98,985       $15.19    3,141,765     $47,738       $14.90    7,753,679     $115,521
-----------------------------------------------------------------------------------------------------------------------------
 1999         14.79     7,150,254     105,783        14.55    4,223,787      61,465        14.29   10,661,158      152,353
-----------------------------------------------------------------------------------------------------------------------------
 1998         14.33     1,185,641      16,985        14.11      839,093      11,842        13.88    2,967,968       41,195
-----------------------------------------------------------------------------------------------------------------------------
 1997         13.83       131,429       1,818        13.65       61,012         846        13.44      298,288        4,009
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      13.71            --          --        13.53           --          --        13.33           --           --
-----------------------------------------------------------------------------------------------------------------------------


LIMITED MATURITY BOND
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $17.76     2,114,123     $37,552       $17.45      827,572     $14,437       $17.11    2,400,340      $41,061
-----------------------------------------------------------------------------------------------------------------------------
 1999         16.72     1,726,180      28,863        16.45      863,647      14,205       $16.15    2,219,351       35,848
-----------------------------------------------------------------------------------------------------------------------------
 1998         16.77       633,316      10,620        16.52      334,521       5,526        16.25      910,113       14,787
-----------------------------------------------------------------------------------------------------------------------------
 1997         15.91        16,839         268        15.70       10,105         159        15.47       12,577          195
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      15.72            --          --        15.52           --          --        15.29           --           --
-----------------------------------------------------------------------------------------------------------------------------

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                                       A1

                                                     CONTRACT CATEGORY: PRE-2000

CORE BOND (FORMERLY GLOBAL FIXED INCOME)
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $11.74       722,540      $8,481       $11.62      304,383      $3,538       $11.51      759,979       $8,751
-----------------------------------------------------------------------------------------------------------------------------
 1999         11.79       439,601       5,184        11.70      219,011       2,562        11.60      603,046        6,998
-----------------------------------------------------------------------------------------------------------------------------
 1998         13.09       187,670       2,456        13.00       80,199       1,043        12.92      180,373        2,330
-----------------------------------------------------------------------------------------------------------------------------
 1997         11.87         3,418          41        11.81          310           4        11.75        6,455           76
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      11.99            --          --        11.93           --          --        11.87           --           --
-----------------------------------------------------------------------------------------------------------------------------


FULLY MANAGED
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $26.04     1,758,621     $45,786       $25.57    1,110,726     $28,402       $25.07    3,162,695      $79,301
-----------------------------------------------------------------------------------------------------------------------------
 1999         21.65     1,292,419      27,978        21.29      988,291      21,044        20.91    3,030,152       63,363
-----------------------------------------------------------------------------------------------------------------------------
 1998         20.53       593,655      12,189        20.23      512,203      10,361        19.90    1,673,484       33,294
-----------------------------------------------------------------------------------------------------------------------------
 1997         19.66        36,852         725        19.40       28,440         552        19.11      108,003        2,064
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97       9.49            --          --        19.24           --          --        18.96           --           --
-----------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $20.75     4,975,990    $103,235       $20.55    2,927,725     $60,151       $20.35    8,931,211     $181,762
-----------------------------------------------------------------------------------------------------------------------------
 1999         18.06     4,404,186      79,539        17.91    2,910,090      52,124        17.77    8,891,632      158,001
-----------------------------------------------------------------------------------------------------------------------------
 1998         17.72     1,708,118      30,264        17.60    1,404,222      24,713        17.49    3,742,869       65,449
-----------------------------------------------------------------------------------------------------------------------------
 1997         16.02        54,291         874        16.02       25,888         415        15.94      147,659        2,354
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      16.10            --          --        15.75           --          --        15.68           --           --
-----------------------------------------------------------------------------------------------------------------------------


ASSET ALLOCATION GROWTH
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $9.38         6,488         $61        $9.37        6,168         $58        $9.37       29,481         $277
-----------------------------------------------------------------------------------------------------------------------------
 10/2/00      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------

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                                       A2

                                                     CONTRACT CATEGORY: PRE-2000

EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $23.91     1,332,075     $31,855       $23.49      743,054     $17,452       $23.03    2,497,192      $57,512
-----------------------------------------------------------------------------------------------------------------------------
 1999         21.47     1,085,728      23,316        21.12      617,614      13,046        20.74    2,236,042       46,384
-----------------------------------------------------------------------------------------------------------------------------
 1998         21.94       257,646       5,652        21.61      207,605       4,486        21.26      713,431       15,164
-----------------------------------------------------------------------------------------------------------------------------
 1997         20.55        26,372         542        20.28       13,243         269        19.97       35,002          699
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      20.55            --          --        20.29           --          --        19.99           --           --
-----------------------------------------------------------------------------------------------------------------------------


ALL CAP
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $11.59     1,274,806     $14,781       $11.58      854,294      $9,892       $11.56    1,591,887      $18,406
-----------------------------------------------------------------------------------------------------------------------------
 2/1/00       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $9.94        86,899        $864        $9.94       58,691        $583        $9.94      281,776       $2,800
-----------------------------------------------------------------------------------------------------------------------------
 10/2/00      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


REAL ESTATE
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $26.64       599,877     $15,979       $26.16      224,612      $5,876       $25.65      804,723      $20,644
-----------------------------------------------------------------------------------------------------------------------------
 1999         20.62       286,539       5,909        20.28      155,133       3,147        19.92      532,774       10,613
-----------------------------------------------------------------------------------------------------------------------------
 1998         21.74       196,372       4,270        21.42      112,984       2,420        21.07      408,418        8,604
-----------------------------------------------------------------------------------------------------------------------------
 1997         25.48        10,718         273        25.14        8,060         203        24.76       44,523        1,102
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      25.25            --          --        24.92           --          --        24.56           --           --
-----------------------------------------------------------------------------------------------------------------------------

PP-121806
                                       A3

                                                     CONTRACT CATEGORY: PRE-2000

VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $19.46     1,214,590     $23,636       $19.29      874,451     $16,866       $19.08    2,193,265      $41,845
-----------------------------------------------------------------------------------------------------------------------------
 1999         18.14       859,962      15,603        18.01      767,525      13,823        17.84    1,901,397       33,924
-----------------------------------------------------------------------------------------------------------------------------
 1998         18.31       491,538       8,998        18.20      470,129       8,556        18.06    1,161,575       20,974
-----------------------------------------------------------------------------------------------------------------------------
 1997         18.28        28,327         518        18.20       40,454         736        18.09      117,054        2,117
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      18.85            --          --        18.78           --          --        18.67           --           --
-----------------------------------------------------------------------------------------------------------------------------


INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $11.26       275,069      $3,098       $11.25      154,585      $1,739       $11.23      234,347       $2,632
-----------------------------------------------------------------------------------------------------------------------------
 2/1/00       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


RISING DIVIDENDS
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $24.94     4,126,814    $102,903       $24.67    3,632,813     $89,605       $24.36    9,740,749     $237,284
-----------------------------------------------------------------------------------------------------------------------------
 1999         25.83     3,855,308      99,594        25.59    3,388,151      86,710        25.31    9,238,054      233,848
-----------------------------------------------------------------------------------------------------------------------------
 1998         22.61     1,802,632      40,757        22.43    1,454,269      32,624        22.22    4,169,562       92,659
-----------------------------------------------------------------------------------------------------------------------------
 1997         20.09        50,068       1,006        19.96       34,332         685        19.81      169,648        3,360
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      19.30            --          --        19.19           --          --        19.05           --           --
-----------------------------------------------------------------------------------------------------------------------------


MANAGED GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $20.19       256,618      $5,182       $19.94      214,579      $4,280       $19.67      430,108       $8,460
-----------------------------------------------------------------------------------------------------------------------------
 2/1/00       22.40            --          --        22.16           --          --        21.88           --           --
-----------------------------------------------------------------------------------------------------------------------------

PP-121806
                                       A4

                                                     CONTRACT CATEGORY: PRE-2000

LARGE CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $10.55       855,690      $9,023       $10.53      519,053      $5,466       $10.52      950,981      $10,000
-----------------------------------------------------------------------------------------------------------------------------
 2/1/00       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


HARD ASSETS
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $16.32       119,030      $1,943       $16.03      158,020      $2,533       $15.72      859,582      $13,510
-----------------------------------------------------------------------------------------------------------------------------
 1999         17.37       130,846       2,273        17.09      175,931       3,006        16.78      559,019        9,381
-----------------------------------------------------------------------------------------------------------------------------
 1998         14.28        50,015         714        14.07       33,343         469        13.84      205,654        2,846
-----------------------------------------------------------------------------------------------------------------------------
 1997         20.57         4,291          88        20.29        4,830          98        19.99       10,671          213
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      24.00            --          --        23.68           --          --        23.34           --           --
-----------------------------------------------------------------------------------------------------------------------------


DIVERSIFIED MID-CAP
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $9.88       126,703      $1,252        $9.87       85,630        $846        $9.87      283,531       $2,799
-----------------------------------------------------------------------------------------------------------------------------
 10/2/00      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $26.39     4,430,092    $116,926       $26.13    4,496,455    $117,508       $25.89    8,625,474     $223,285
-----------------------------------------------------------------------------------------------------------------------------
 1999         28.04     3,732,084     104,644        27.80    3,987,090     110,860        27.58    7,961,890      219,621
-----------------------------------------------------------------------------------------------------------------------------
 1998         22.89     1,882,609      43,093        22.73    1,664,084      37,830        22.59    3,540,785       79,977
-----------------------------------------------------------------------------------------------------------------------------
 1997         18.87        58,635       1,106        18.77       29,908         561        18.67      154,878        2,892
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      19.33            --          --        19.24           --          --        19.15           --           --
-----------------------------------------------------------------------------------------------------------------------------

PP-121806
                                       A5

                                                     CONTRACT CATEGORY: PRE-2000

CAPITAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $17.21     3,567,760     $61,404       $17.09    3,465,795     $59,215       $16.96    8,159,977     $138,413
-----------------------------------------------------------------------------------------------------------------------------
 1999         21.06     3,183,975      67,052        20.94    3,036,436      63,576        20.82    7,329,545      152,590
-----------------------------------------------------------------------------------------------------------------------------
 1998         17.01     1,393,674      23,707        16.94    1,251,474      21,197        16.87    2,660,020       44,867
-----------------------------------------------------------------------------------------------------------------------------
 1997         15.41       101,866       1,569        15.36      160,843       2,471        15.32      246,159        3,772
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      15.99            --          --        15.95           --          --        15.92           --           --
-----------------------------------------------------------------------------------------------------------------------------


CAPITAL APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $25.17     1,842,181     $46,370       $24.85    1,758,566     $43,692       $24.48    4,403,742     $107,821
-----------------------------------------------------------------------------------------------------------------------------
 1999         30.11     1,321,446      39,790        29.77    1,332,081      39,650        29.38    3,502,726      102,900
-----------------------------------------------------------------------------------------------------------------------------
 1998         24.50       552,738      13,542        24.26      436,641      10,591        23.98      996,496       23,892
-----------------------------------------------------------------------------------------------------------------------------
 1997         22.05        12,122         267        21.87       20,531         449        21.65       66,918        1,449
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      21.95            --          --        21.78           --          --        21.57           --           --
-----------------------------------------------------------------------------------------------------------------------------


SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $18.40     3,498,368     $64,360       $18.26    2,708,831     $49,458       $18.12    4,689,339      $84,973
-----------------------------------------------------------------------------------------------------------------------------
 1999         22.82     2,787,333      63,611        22.68    1,823,715      41,368        22.55    3,575,459       80,614
-----------------------------------------------------------------------------------------------------------------------------
 1998         15.37     1,029,412      15,820        15.30      594,716       9,098        15.23    1,273,236       19,390
-----------------------------------------------------------------------------------------------------------------------------
 1997         12.88        58,584         755        12.84       20,111         258        12.81       99,963        1,280
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      13.85            --          --        13.82           --          --        13.78           --           --
-----------------------------------------------------------------------------------------------------------------------------


MID-CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $42.23     3,669,431    $154,975       $41.89    3,008,336    $126,032       $41.50    6,295,732     $261,264
-----------------------------------------------------------------------------------------------------------------------------
 1999         39.59     2,679,145     106,080        39.34    1,972,481      77,589        39.02     4,341,508     169,421
-----------------------------------------------------------------------------------------------------------------------------
 1998         22.43       871,756      19,550        22.31      523,815      11,688        22.17     1,207,879      26,779
-----------------------------------------------------------------------------------------------------------------------------
 1997         18.52        35,953         666        18.45       13,732         253        18.36        48,168         885
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      18.94            --          --        18.88           --          --        18.79            --          --
-----------------------------------------------------------------------------------------------------------------------------

PP-121806
                                       A6

                                                     CONTRACT CATEGORY: PRE-2000

STRATEGIC EQUITY
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $18.92     2,146,122     $40,613       $18.78    1,809,186     $33,969       $18.60    4,174,680      $77,656
-----------------------------------------------------------------------------------------------------------------------------
 1999         21.92     1,284,045      28,148        21.78    1,027,948      22,392        21.61    2,946,931       63,695
-----------------------------------------------------------------------------------------------------------------------------
 1998         14.23       291,183       4,143        14.16      162,917       2,307        14.07      748,842       10,538
-----------------------------------------------------------------------------------------------------------------------------
 1997         14.31        13,199         189        14.26       15,985         228        14.20       49,579          704
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      14.14            --          --        14.10           --          --        14.04           --           --
-----------------------------------------------------------------------------------------------------------------------------


SPECIAL SITUATIONS
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $8.89        47,708        $424        $8.89       41,774        $371        $8.88      126,644       $1,125
-----------------------------------------------------------------------------------------------------------------------------
 10/2/00      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


GROWTH
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $22.02     9,918,876    $218,379       $21.86    8,229,964    $179,873       $21.70   17,860,302     $387,541
-----------------------------------------------------------------------------------------------------------------------------
 1999         28.62     8,941,918     255,925        28.46    6,570,102     186,953        28.29   14,909,662      421,842
-----------------------------------------------------------------------------------------------------------------------------
 1998         16.29     1,521,473      24,792        16.22      797,510      12,940        16.16    2,265,343       36,602
-----------------------------------------------------------------------------------------------------------------------------
 1997         13.03        97,853       1,275        12.99       34,329         446        12.96      226,700        2,938
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      15.18            --          --        15.14           --          --        15.10           --           --
-----------------------------------------------------------------------------------------------------------------------------


DEVELOPING WORLD
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $7.58     1,003,874      $7,609        $7.55      694,495      $5,241        $7.51    1,768,880      $13,291
-----------------------------------------------------------------------------------------------------------------------------
 1999         11.61     1,294,269      15,027        11.58      620,258       7,181        11.54    1,334,812       15,410
-----------------------------------------------------------------------------------------------------------------------------
 1998          7.28       131,499         958         7.27       31,253         227         7.26      111,256          808
-----------------------------------------------------------------------------------------------------------------------------
 2/19/98      10.00            --          --        10.00           --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------

PP-121806
                                       A7

                                                     CONTRACT CATEGORY: PRE-2000


PIMCO HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $10.01     2,800,783     $28,035        $9.97    1,774,108     $17,686        $9.93    4,788,465      $47,544
-----------------------------------------------------------------------------------------------------------------------------
 1999         10.24     3,028,750      31,013        10.21    1,524,636      15,572        10.19    5,377,440       54,782
-----------------------------------------------------------------------------------------------------------------------------
 1998         10.08       872,132       8,791        10.07      424,746       4,277        10.06    1,487,999       14,969
-----------------------------------------------------------------------------------------------------------------------------
 5/1/98       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


PIMCO STOCKSPLUS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $11.72     3,203,292     $37,541       $11.67    2,633,264     $30,736       $11.62    6,651,600      $77,324
-----------------------------------------------------------------------------------------------------------------------------
 1999         13.13     2,808,279      36,875        13.10    2,387,540      31,271        13.06    7,040,346       91,978
-----------------------------------------------------------------------------------------------------------------------------
 1998         11.11       883,763       9,820        11.10      467,386       5,188        11.09    1,878,277       20,828
-----------------------------------------------------------------------------------------------------------------------------
 5/1/98       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $11.37     3,162,306     $35,967       $11.37    2,474,741     $28,141       $11.29    5,326,268      $60,129
-----------------------------------------------------------------------------------------------------------------------------
 1999          5.57     2,749,756      42,801        15.59    1,959,322      30,538        15.50    4,663,701       72,274
-----------------------------------------------------------------------------------------------------------------------------
 1998         10.29     1,067,090      10,979        10.32      680,862       7,025        10.27    1,736,702       17,844
-----------------------------------------------------------------------------------------------------------------------------
 1997          9.90        38,652         383         9.95       36,098         359         9.92       72,955          724
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      11.57            --          --        11.62           --          --        11.60           --           --
-----------------------------------------------------------------------------------------------------------------------------

PP-121806
                                       A9

                                                     CONTRACT CATEGORY: PRE-2000

ING VP Worldwide Growth
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $8.75        12,603        $110        $8.75       14,048        $123        $8.74       28,381         $248
-----------------------------------------------------------------------------------------------------------------------------
 5/1/00       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


JENNISON
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $7.85        71,773        $563        $7.84       48,445        $380        $7.83       67,646         $530
-----------------------------------------------------------------------------------------------------------------------------
 5/1/00       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


SP JENNISON INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $8.56        14,571        $125        $8.56       64,125        $549        $8.56       15,695         $134
-----------------------------------------------------------------------------------------------------------------------------
 10/2/00      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------

PP-121806
                                      A10

--------------------------------------------------------------------------------
CONTRACT CATEGORY:  YR-2000
--------------------------------------------------------------------------------

LIQUID ASSET
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $15.31     4,704,995     $72,025       $15.03    1,991,718     $29,941
 2/1/00       14.70            --          --        14.45           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $14.67     2,607,133     $38,255       $14.50    2,058,957     $29,846
 2/1/00       14.13            --          --        13.97           --          --
--------------------------------------------------------------------------------------


LIMITED MATURITY BOND
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $17.60       748,540     $13,176       $17.29      293,399      $5,071
 2/1/00       16.56            --          --        16.28           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $16.87       504,056      $8,504       $16.67      262,971      $4,383
 2/1/00       15.92            --          --        15.74           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A11

                                                      CONTRACT CATEGORY: YR-2000

CORE BOND
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.70       348,819      $4,080       $11.59      138,912      $1,610
 2/1/00       11.44            --          --        11.35           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.44       178,399      $2,041       $11.37       94,253      $1,072
 2/1/00       11.23            --          --        11.17           --          --
--------------------------------------------------------------------------------------


FULLY MANAGED
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $25.84       464,121     $11,995       $25.38      171,691      $4,357
 2/1/00       20.89            --          --        20.54           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $24.77       390,375      $9,670       $24.47      169,448      $4,147
 2/1/00       20.08            --          --        19.86           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A12

                                                      CONTRACT CATEGORY: YR-2000

TOTAL RETURN
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $20.68     1,175,922     $24,313       $20.48      559,903     $11,467
 2/1/00       17.46            --          --        17.32           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $20.22       818,001     $16,543       $20.10      483,771      $9,722
 2/1/00       17.13            --          --        17.04           --          --
--------------------------------------------------------------------------------------


ASSET ALLOCATION GROWTH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.38       105,857        $993        $9.37       97,416        $913
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.37        65,678        $615        $9.37       70,044        $656
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A13

                                                      CONTRACT CATEGORY: YR-2000

EQUITY INCOME
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $23.74       431,375     $10,240       $23.31      214,237      $4,994
 2/1/00       20.18            --          --        19.85           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $22.75       301,139      $6,852       $22.48      226,285      $5,087
 2/1/00       19.41            --          --        19.19           --          --
--------------------------------------------------------------------------------------


ALL CAP
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.59     1,060,134     $12,286       $11.57      785,957      $9,097
 2/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.55       710,474      $8,207       $11.54      934,892     $10,790
 2/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A14

                                                      CONTRACT CATEGORY: YR-2000

GROWTH AND INCOME
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.94       153,085      $1,522        $9.94      117,731      $1,170
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.93       145,711      $1,447        $9.93      106,689      $1,060
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------


REAL ESTATE
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $26.44       201,444      $5,327       $25.97       84,007      $2,182
 2/1/00       20.64            --          --        20.30           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $25.34        73,304      $1,858       $25.04      187,941      $4,706
 2/1/00       19.85            --          --        19.63           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A15

                                                      CONTRACT CATEGORY: YR-2000

VALUE EQUITY
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $19.38       441,746      $8,560       $19.20      137,699      $2,644
 2/1/00       17.48            --          --        17.35           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $18.97       292,124      $5,542       $18.85      159,386      $3,005
 2/1/00       17.17            --          --        17.08           --          --
--------------------------------------------------------------------------------------


INVESTORS
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.26       284,722      $3,205       $11.24      195,360      $2,196
 2/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.22       142,915      $1,604       $11.21      171,837      $1,926
 2/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A16

                                                      CONTRACT CATEGORY: YR-2000

RISING DIVIDENDS
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $24.81       933,098     $23,151       $24.54      415,503     $10,196
 2/1/00       25.53            --          --        25.28           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $24.18       777,010     $18,789       $24.00      675,624     $16,218
 2/1/00       24.96            --          --        24.80           --          --
--------------------------------------------------------------------------------------


MANAGED GLOBAL
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $20.08       750,758     $15,077       $19.83      604,037     $11,980
 2/1/00       22.29            --          --        22.04           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $19.51       563,242     $10,987       $19.34      463,007      $8,956
 2/1/00       21.72            --          --        21.56           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A17

                                                      CONTRACT CATEGORY: YR-2000

LARGE CAP
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $10.54     1,336,030     $14,082       $10.53      898,930      $9,462
 2/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $10.51     1,352,664     $14,211       $10.50      957,630     $10,052
 2/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------


HARD ASSETS
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $16.20        52,260        $847       $15.91       16,790        $268
 2/1/00       16.12            --          --        15.85           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $15.53        38,970        $605       $15.34      226,423      $3,473
 2/1/00       15.50            --          --        15.33           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A18

                                                      CONTRACT CATEGORY: YR-2000

DIVERSIFIED MID-CAP
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.88       117,957      $1,165        $9.87       80,930        $799
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.87        54,269        $536        $9.87       85,833        $847
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------


RESEARCH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $26.30     1,330,981     $35,004       $26.05      947,268     $24,677
 2/1/00       26.94            --          --        26.72           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $25.72       982,118     $25,263       $25.56      762,778     $19,497
 2/1/00       26.43            --          --        26.29           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A19

                                                      CONTRACT CATEGORY: YR-2000

CAPITAL GROWTH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $17.17     1,094,587     $18,792       $17.04      713,992     $12,170
 2/1/00       20.13            --          --        20.01           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $16.88     1,152,543     $19,456       $16.80      855,505     $14,372
 2/1/00       19.86            --          --        19.78           --          --
--------------------------------------------------------------------------------------


CAPITAL APPRECIATION
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $25.03     1,040,006     $26,029       $24.70      817,633     $20,196
 2/1/00       29.44            --          --        29.09           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $24.27       954,271     $23,160       $24.06      939,691     $22,606
 2/1/00       28.64            --          --        28.41           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A20

                                                      CONTRACT CATEGORY: YR-2000

SMALL CAP
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $18.35     1,408,858     $25,855       $18.21    1,032,944     $18,813
 2/1/00       23.69            --          --        23.54           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $18.03     1,132,599     $20,420       $17.94      796,744     $14,292
 2/1/00       23.35            --          --        23.25           --          --
--------------------------------------------------------------------------------------


MID-CAP GROWTH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $42.16     1,753,276     $73,918       $41.76    1,253,943     $52,367
 2/1/00       38.56            --          --        38.25           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $41.24     1,203,370     $49,624       $40.98    1,037,170     $42,500
 2/1/00       37.84            --          --        37.63           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A21

                                                      CONTRACT CATEGORY: YR-2000

STRATEGIC EQUITY
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $18.85     1,625,333     $30,640       $18.70    1,123,877     $21,018
 2/1/00       21.70            --          --        21.56           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $18.50     1,178,007     $21,797       $18.40    1,048,080     $19,290
 2/1/00       21.37            --          --        21.27           --          --
--------------------------------------------------------------------------------------


SPECIAL SITUATIONS
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $8.89        74,682        $664        $8.88       66,355        $590
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $8.88        62,018        $551        $8.88       76,925        $683
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A22

                                                      CONTRACT CATEGORY: YR-2000

GROWTH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $21.96     4,258,723     $93,528       $21.80    2,928,424     $63,849
 2/1/00       29.12            --          --        28.95           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $21.59     3,643,517     $78,679       $21.49    2,613,215     $56,158
 2/1/00       28.72            --          --        28.61           --          --
--------------------------------------------------------------------------------------


DEVELOPING WORLD
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $7.57       697,071      $5,276        $7.54      601,379      $4,532
 2/1/00       11.66            --          --        11.63           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $7.49       543,779      $4,074        $7.47      255,267      $1,907
 2/1/00       11.58            --          --        11.56           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A23

                                                      CONTRACT CATEGORY: YR-2000


PIMCO HIGH YIELD
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $10.00       791,752      $7,915        $9.96      488,604      $4,864
 2/1/00       10.16            --          --        10.13           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.90       614,107      $6,081        $9.88      376,280      $3,716
 2/1/00       10.09            --          --        10.07           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A26

                                                      CONTRACT CATEGORY: YR-2000

PIMCO STOCKSPLUS GROWTH AND INCOME
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.70     1,024,674     $11,993       $11.66      607,993      $7,087
 2/1/00       12.52            --          --        12.49           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.59     1,152,615     $13,363       $11.56      773,157      $8,939
 2/1/00       12.45            --          --        12.42           --          --
--------------------------------------------------------------------------------------


INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.43     1,257,278     $14,366       $11.34      804,897      $9,131
 2/1/00       15.02            --          --        14.93           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.23     1,033,869     $11,615       $11.18      685,944      $7,669
 2/1/00       14.81            --          --        14.76           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A27

                                                      CONTRACT CATEGORY: YR-2000

ING VP WORLDWIDE GROWTH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $8.75       152,183      $1,332        $8.74       68,913        $602
 5/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $8.73        81,541        $712        $8.72       66,057        $576
 5/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------


JENNISON
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $7.84       203,449      $1,596        $7.84       74,994        $588
 5/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $7.82        85,906        $672        $7.82      134,056      $1,048
 5/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A28

                                                      CONTRACT CATEGORY: YR-2000

SP JENNISON INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $8.56        37,645        $322        $8.56       53,910        $461
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $8.55        12,698        $108        $8.55       26,429        $226
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

PP-121806
                                      A29

                                       SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.99             16,786           185
All Cap                                                    11.59             11.65          4,280,223        49,865
Asset Allocation Growth                                     9.38              8.64            584,327         5,050
Capital Appreciation                                       25.17             21.60          3,606,211        77,880
Capital Growth                                             17.21             14.64          6,450,279        94,417
Core Bond                                                  11.74             11.86          1,667,406        19,775
Developing World                                            7.58              7.08          2,270,963        16,079
Diversified MidCap                                          9.88              9.09            685,330         6,232
Equity Income                                              23.91             23.90          3,366,040        80,438
Fully Managed                                              26.04             28.22          4,592,779       129,589
Growth                                                     22.02             15.14         16,739,731       253,503
Janus Growth and Income                                     9.94              8.87          1,073,857         9,528
ING VP Growth Opportunities                                10.00              7.79             82,839           645
Hard Assets                                                16.32             14.14            295,871         4,184
PIMCO High Yield Bond                                      10.01             10.10          5,836,178        58,952
International Equity                                       11.37              8.66          5,073,421        43,953
Internet TollkeeperSM                                      10.00              7.62             47,817           364
INVESCO VIF Financial Services Fund                         8.69              9.37             28,966           271
INVESCO VIF Health Sciences Fund                           10.21             10.27             20,414           210
INVESCO VIF Utilities Fund                                  8.31              8.11              5,342            43
Investors                                                  11.26             10.63            952,473        10,123
SP Jennison International Growth                            8.56              5.41            294,591         1,594
Large Cap Value                                            10.55             10.02          3,900,664        39,084
Limited Maturity Bond                                      17.76             19.06          4,326,402        82,468
Liquid Asset                                               15.47             15.84         14,053,317       222,641
ING VP MagnaCap                                            10.00              9.35             38,846           363
Managed Global                                             20.19             17.54          1,757,558        30,823
MidCap Growth                                              42.23             31.80          6,637,256       211,080
ING VP Worldwide Growth                                     8.75              7.02            306,137         2,150
Pioneer Fund VCT                                            8.96              9.39             27,047           254
Pioneer MidCap Value VCT                                   10.00             10.72            170,277         1,825
ProFund VP Bull                                            10.00              8.90            805,047         7,161
ProFund VP Europe 30                                       10.00              8.27              8,429            70
ProFund VP SmallCap                                        10.00              9.43          1,134,989        10,703
Prudential Jennison                                         7.85              6.30          1,264,693         7,963
Real Estate                                                26.64             28.40            887,731        25,212
Research                                                   26.39             20.44          7,349,634       150,215
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.94             21.65          7,290,570       157,810
Capital Guardian Small Cap                                 18.40             17.87          7,129,681       127,417
ING VP SmallCap Opportunities                              10.00              8.33            180,638         1,505
Special Situations                                          8.89              8.32            368,091         3,064
PIMCO StocksPLUS Growth and Income                         11.72             10.23          5,825,877        59,614
Strategic Equity                                           18.92             14.71          3,787,157        55,697
Total Return                                               20.75             20.56          9,277,909       190,715
Value Equity                                               19.46             18.34          2,404,426        44,090

                                       SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.99             23,503           258
All Cap                                                    11.59             11.64          3,977,598        46,299
Asset Allocation Growth                                     9.38              8.64          1,123,696         9,705
Capital Appreciation                                       25.03             21.46          1,862,499        39,973
Capital Growth                                             17.17             14.59          1,780,512        25,984
Core Bond                                                   11.7             11.81          1,400,288        16,542
Developing World                                            7.57              7.07          1,495,432        10,567
Diversified MidCap                                          9.88              9.09            959,092         8,716
Equity Income                                              23.74             23.71          1,599,946        37,934
Fully Managed                                              25.84             27.99          2,279,908        63,825
Growth                                                     21.96             15.10          6,476,226        97,779
Janus Growth and Income                                     9.94              8.87          1,698,200        15,058
ING VP Growth Opportunities                                10.00              7.79             83,426           650
Hard Assets                                                16.20             14.03            144,214         2,023
PIMCO High Yield Bond                                      10.00             10.08          2,641,283        26,630
International Equity                                       11.43              8.70          1,053,050         9,160
Internet TollkeeperSM                                      10.00              7.61             89,535           682
INVESCO VIF Financial Services Fund                         8.69              9.36             37,443           351
INVESCO VIF Health Sciences Fund                           10.21             10.27             38,465           395
INVESCO VIFUtilities Fund                                   8.31              8.11              8,160            66
Investors                                                  11.26             10.62          1,224,296        13,000
SP Jennison International Growth                            8.56              5.41            385,100         2,082
Large Cap Value                                            10.54             10.01          4,561,875        45,665
Limited Maturity Bond                                       17.6             18.88          2,416,706        45,627
Liquid Asset                                               15.31             15.67         12,017,917       188,296
ING VP MagnaCap                                            10.00              9.35             91,138           852
Managed Global                                             20.08             17.43          1,775,926        30,960
MidCap Growth                                              42.16             31.73          3,144,090        99,763
ING VP Worldwide Growth                                     8.75              7.02            479,640         3,366
Pioneer Fund VCT                                           10.00              9.38              5,663            53
Pioneer MidCap Value VCT                                   10.00             10.71             98,183         1,052
ProFund VP Bull                                            10.00              8.89            267,236         2,376
ProFund VP Europe 30                                       10.00              8.26            568,995         4,702
ProFund VP SmallCap                                        10.00              9.43            403,215         3,801
Prudential Jennison                                         7.84              6.29          1,272,891         8,008
Real Estate                                                26.44             28.18            414,152        11,671
Research                                                    26.3             20.35          2,427,133        49,404
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.81             21.53          1,737,220        37,398
Capital Guardian Small Cap                                 18.35             17.82          2,714,045        48,357
ING VP SmallCap Opportunities                              10.00              8.33            267,587         2,229
Special Situations                                          8.89              8.32            538,056         4,476
PIMCO StocksPLUS Growth and Income                          11.7             10.21          2,222,192        22,697
Strategic Equity                                           18.85             14.64          2,160,543        31,636
Total Return                                               20.68             20.47          3,612,214        73,960
Value Equity                                               19.38             18.25            833,753        15,215
Asset Allocation Fund                                      10.78              9.83             71,708           705
Equity Fund                                                11.41              9.20             47,169           434
VIP Janus Growth and Income                                10.98             10.39              7,205            75
High Quality Bond Fund                                     11.04             11.69              2,443            29
Small Company Growth Fund                                  13.34             13.12              1,321            17

                                       SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.99             77,645           853
All Cap                                                    11.58             11.62          2,043,716        23,748
Asset Allocation Growth                                     9.37              8.63            150,928         1,302
Capital Appreciation                                       24.85             21.28          3,688,602        78,507
Capital Growth                                             17.09             14.51          5,716,523        82,940
Core Bond                                                  11.62             11.73            813,385         9,539
Developing World                                            7.55              7.04          1,610,889        11,339
Diversified MidCap                                          9.87              9.08            261,790         2,376
Equity Income                                              23.49             23.43          2,377,260        55,709
Fully Managed                                              25.57             27.67          3,679,280       101,805
Growth                                                     21.86             15.01         11,192,041       167,994
Janus Growth and Income                                     9.94              8.86            470,484         4,166
ING VP Growth Opportunities                                10.57              7.78             19,161           149
Hard Assets                                                16.03             13.87            458,821         6,364
PIMCO High Yield Bond                                       9.97             10.04          3,198,237        32,126
International Equity                                       11.37              8.65          2,043,470        17,672
Internet TollkeeperSM                                      10.00              7.61             36,478           278
INVESCO VIF Financial Services Fund                         8.69              9.36             23,862           223
INVESCO VIF Health Sciences Fund                           10.20             10.26            110,902         1,138
INVESCO VIF Utilities Fund                                  8.30              8.10             18,794           152
Investors                                                  11.25             10.60            533,884         5,658
SP Jennison International Growth                            8.56              5.40            101,972           551
Large Cap Value                                            10.53              9.99          1,783,085        17,814
Limited Maturity Bond                                      17.45             18.69          2,547,140        47,612
Liquid Asset                                               15.19             15.54          7,210,821       112,027
ING VP MagnaCap                                            10.00              9.34              7,517            70
Managed Global                                             19.94             17.30          3,208,565        55,496
MidCap Growth                                              41.89             31.50          4,965,396       156,399
ING VP Worldwide Growth                                     8.75              7.01            112,980           792
Pioneer Fund VCT                                            8.95              9.38             14,633           137
Pioneer MidCap Value VCT                                   10.00             10.71             27,109           290
ProFund VP Bull                                            10.00              8.89            256,466         2,279
ProFund VP Europe 30                                       10.00              8.26              5,726            47
ProFund VP SmallCap                                        10.00              9.42             67,787           639
Prudential Jennison                                         7.84              6.28            417,345         2,621
Real Estate                                                26.16             27.85            715,122        19,916
Research                                                   26.13             20.21          6,799,019       137,380
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.67             21.38          8,520,621       182,162
Capital Guardian Small Cap                                 18.26             17.71          4,908,965        86,931
ING VP SmallCap Opportunities                              10.00              8.32             61,323           510
Special Situations                                          8.89              8.31            158,129         1,314
PIMCO StocksPLUS Growth and Income                         11.67             10.18          4,054,658        41,259
Strategic Equity                                           18.78             14.57          2,640,191        38,466
Total Return                                               20.55             20.33          6,331,856       128,696
Value Equity                                               19.29             18.15          2,428,124        44,061

                                       SEPARATE ACCOUNT ANNUAL CHARGES OF 1.60%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.99              1,822            20
All Cap                                                    11.57             11.60          1,200,300        13,923
Asset Allocation Growth                                     9.37              8.62            221,600         1,910
Capital Appreciation                                       24.70             21.15            938,385        19,846
Capital Growth                                             17.04             14.47            826,425        11,955
Core Bond                                                  11.59             11.68            227,468         2,658
Developing World                                            7.54              7.02            673,090         4,728
Diversified MidCap                                          9.87              9.07            264,852         2,402
Equity Income                                              23.31             23.25            398,073         9,254
Fully Managed                                              25.38             27.45            495,196        13,593
Growth                                                      21.8             14.97          3,005,289        44,978
Janus Growth and Income                                     9.94              8.85            295,863         2,618
ING VP Growth Opportunities                                10.00              7.78             17,748           138
Hard Assets                                                15.91             13.76             22,851           314
PIMCO High Yield Bond                                       9.96             10.03            673,993         6,758
International Equity                                       11.34              8.62          1,265,057        10,909
Internet TollkeeperSM                                      10.00              7.61             12,070            92
INVESCO VIF Financial Services Fund                         8.69              9.36              8,703            81
INVESCO VIF Health Sciences Fund                           10.20             10.26              3,132            32
INVESCO VIF Utilities Fund                                  8.30              8.10                960             8
Investors                                                  11.24             10.59            353,861         3,746
SP Jennison International Growth                            8.56              5.40             42,845           231
Large Cap Value                                            10.53              9.98          1,370,680        13,681
Limited Maturity Bond                                      17.29             18.51            497,060         9,201
Liquid Asset                                               15.03             15.36          2,858,557        43,915
ING VP MagnaCap                                            10.00              9.34              4,693            44
Managed Global                                             19.83             17.19            726,953        12,497
MidCap Growth                                              41.76             31.38          1,323,824        41,545
ING VP Worldwide Growth                                     8.74              7.00            135,471           948
Pioneer Fund VCT                                            8.95              9.38              4,756            45
Pioneer MidCap Value VCT                                   10.00             10.71              4,960            53
Pioneer Small Company VCT                                                     9.58                536             5
ProFund VP Bull                                            10.00              8.88            117,895         1,047
ProFund VP Europe 30                                       10.00              8.26              4,340            36
ProFund VP SmallCap                                        10.00              9.42             43,781           412
Prudential Jennison                                         7.84              6.27            244,934         1,537
Real Estate                                                25.97             27.63            107,794         2,978
Research                                                   26.05             20.13          1,029,430        20,724
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.54             21.26            529,164        11,249
Capital Guardian Small Cap                                 18.21             17.66          1,205,577        21,285
ING VP SmallCap Opportunities                              10.00              8.32             59,195           493
Special Situations                                          8.88              8.30            132,268         1,098
PIMCO StocksPLUS Growth and Income                         11.66             10.16            614,802         6,244
Strategic Equity                                            18.7             14.50          1,052,847        15,271
Total Return                                               20.48             20.25            856,471        17,344
Value Equity                                                19.2             18.06            252,946         4,567

                                       SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.99             51,753           569
All Cap                                                    11.56             11.58          3,995,359        46,266
Asset Allocation Growth                                     9.37              8.61            531,855         4,579
Capital Appreciation                                       24.48             20.94          4,160,509        87,130
Capital Growth                                             16.96             14.38          7,379,706       106,137
Core Bond                                                  11.51             11.60          1,575,824        18,277
Developing World                                            7.51              7.00          1,380,293         9,658
Diversified MidCap                                          9.87              9.06            722,318         6,543
Equity Income                                              23.03             22.94          3,203,913        73,510
Fully Managed                                              25.07             27.09          4,693,130       127,141
Growth                                                      21.7             14.88         15,394,399       229,057
Janus Growth and Income                                     9.94              8.84          1,431,166        12,649
ING VP Growth Opportunities                                10.00              7.78             51,380           399
Hard Assets                                                15.72             13.58            474,627         6,445
PIMCO High Yield Bond                                       9.93              9.99          5,191,930        51,861
International Equity                                       11.29              8.57          4,631,066        39,701
Internet TollkeeperSM                                      10.00              7.60             87,897           668
INVESCO VIF Financial Services Fund                         8.68              9.35             45,911           429
INVESCO VIF Health Sciences Fund                           10.20             10.26            367,187         3,766
INVESCO VIF Utilities Fund                                  8.30              8.10              6,689            54
Investors                                                  11.23             10.57          1,410,056        14,900
SP Jennison International Growth                            8.56              5.39            214,255         1,155
Large Cap Value                                            10.52              9.96          3,260,906        32,484
Limited Maturity Bond                                      17.11             18.30          3,653,890        66,871
Liquid Asset                                                14.9             15.21         10,759,451       163,654
ING VP MagnaCap                                            10.00              9.33             76,115           711
Managed Global                                             19.67             17.03            922,271        15,707
MidCap Growth                                               41.5             31.15          5,852,719       182,327
ING VP Worldwide Growth                                     8.74              6.99            247,751         1,731
Pioneer Fund VCT                                            8.95              9.37             27,155           254
Pioneer MidCap Value VCT                                   10.00             10.71             55,679           596
ProFund VP Bull                                            10.00              8.88            353,534         3,138
ProFund VP Europe 30                                       10.00              8.25             13,357           110
ProFund VP SmallCap                                        10.00              9.41            128,298         1,207
Prudential Jennison                                         7.83              6.26          1,001,520         6,274
Real Estate                                                25.65             27.27            801,893        21,868
Research                                                   25.89             19.98          7,706,338       154,007
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.36             21.08          8,865,679       186,904
Capital Guardian Small Cap                                 18.12             17.55          4,881,594        85,664
ING VP SmallCap Opportunities                              10.00              8.31            188,337         1,566
Special Situations                                          8.88              8.29            389,304         3,228
PIMCO StocksPLUS Growth and Income                         11.62             10.12          6,171,296        62,447
Strategic Equity                                            18.6             14.41          3,613,808        52,083
Total Return                                               20.35             20.10          9,559,265       192,166
Value Equity                                               19.08             17.92          2,414,646        43,276

                                       SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75%:


FOR 2001:

                                                                                                         TOTAL AUV
                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.99              4,183            46
All Cap                                                    11.56             11.57            902,603        10,443
Asset Allocation Growth                                     9.37              8.60            318,190         2,738
Capital Appreciation                                       24.38             20.84            446,323         9,301
Capital Growth                                             16.92             14.34            395,575         5,673
Core Bond                                                  11.48             11.56            328,907         3,801
Developing World                                             7.5              6.98            138,409           967
Diversified MidCap                                          9.87              9.05            335,910         3,041
Equity Income                                              22.89             22.79            387,753         8,838
Fully Managed                                              24.92             26.91            531,690        14,310
Growth                                                     21.65             14.84          1,104,093        16,380
Janus Growth and Income                                     9.94              8.83            638,395         5,639
ING VP Growth Opportunities                                10.00              7.77             27,449           213
Hard Assets                                                15.62             13.49             30,794           415
PIMCO High Yield Bond                                       9.92              9.97            489,627         4,882
International Equity                                       11.26              8.55            100,590           860
Internet TollkeeperSM                                      10.00              7.60             69,117           525
INVESCO VIF Financial Services Fund                         8.68              9.35              3,522            33
INVESCO VIF Health Sciences Fund                           10.20             10.26             16,015           164
INVESCO VIF Utilities Fund                                  8.30              8.09              3,860            31
Investors                                                  11.23             10.56            384,799         4,062
SP Jennison International Growth                            8.56              5.39            146,026           786
Large Cap Value                                            10.51              9.95          1,513,414        15,061
Limited Maturity Bond                                      16.97             18.15            342,316         6,213
Liquid Asset                                               14.76             15.06          1,500,979        22,609
ING VP MagnaCap                                            10.00              9.33             24,770           231
Managed Global                                             19.59             16.95            361,440         6,127
MidCap Growth                                              41.37             31.04            577,691        17,931
ING VP Worldwide Growth                                     8.73              6.98            169,312         1,182
Pioneer Fund VCT                                           10.00              9.37              2,197            21
Pioneer MidCap Value VCT                                   10.00             10.71              5,379            58
ProFund VP Bull                                            10.00              8.87             27,581           245
ProFund VP Europe 30                                       10.00              8.25             38,959           321
ProFund VP SmallCap                                        10.00              9.41             19,151           180
Prudential Jennison                                         7.83              6.26            273,111         1,709
Real Estate                                                 25.5             27.09            101,334         2,745
Research                                                   25.81             19.91            588,415        11,716
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.27             20.99            485,828        10,199
Capital Guardian Small Cap                                 18.07             17.49            525,394         9,192
ING VP SmallCap Opportunities                              10.00              8.31             79,269           659
Special Situations                                          8.88              8.29            197,278         1,635
PIMCO StocksPLUS Growth and Income                         11.61             10.10            441,295         4,457
Strategic Equity                                           18.55             14.37            327,852         4,710
Total Return                                               20.29             20.03            934,683        18,721
Value Equity                                               19.03             17.87            174,298         3,114

                                       SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.98              7,111            78
All Cap                                                    11.55             11.56          2,722,089        31,467
Asset Allocation Growth                                     9.37              8.60            836,215         7,190
Capital Appreciation                                       24.27             20.74          1,587,677        32,925
Capital Growth                                             16.88             14.30          1,586,391        22,683
Core Bond                                                  11.44             11.51            957,821        11,028
Developing World                                            7.49              6.97            640,404         4,464
Diversified MidCap                                          9.87              9.05            815,848         7,381
Equity Income                                              22.75             22.64          1,103,378        24,986
Fully Managed                                              24.77             26.74          1,927,532        51,537
Growth                                                     21.59             14.79          5,132,970        75,930
Janus Growth and Income                                     9.93              8.83          1,282,148        11,318
ING VP Growth Opportunities                                10.00              7.77             74,652           580
Hard Assets                                                15.53             13.40             94,215         1,262
PIMCO High Yield Bond                                        9.9              9.95          1,847,565        18,386
International Equity                                       11.23              8.52            953,619         8,128
Internet TollkeeperSM                                      10.00              7.60             46,906           356
INVESCO VIF Financial Services Fund                         8.68              9.35             18,560           173
INVESCO VIF Health Sciences Fund                           10.20             10.25             25,836           265
INVESCO VIF Utilities Fund                                  8.30              8.09             16,134           131
Investors                                                  11.22             10.55            820,331         8,651
SP Jennison International Growth                            8.55              5.38            212,147         1,142
Large Cap Value                                            10.51              9.94          3,603,942        35,831
Limited Maturity Bond                                      16.87             18.03          1,730,152        31,198
Liquid Asset                                               14.67             14.96          9,752,616       145,943
ING VP MagnaCap                                            10.00              9.33            102,247           954
Managed Global                                             19.51             16.87          1,137,846        19,199
MidCap Growth                                              41.24             30.92          2,066,676        63,911
ING VP Worldwide Growth                                     8.73              6.98            468,772         3,270
Pioneer Fund VCT                                            8.95              9.37             22,142           207
Pioneer MidCap Value VCT                                   10.00             10.71             23,811           255
ProFund VP Bull                                            10.00              8.87            244,571         2,170
ProFund VP Europe 30                                       10.00              8.24             39,269           324
ProFund VP SmallCap                                        10.00              9.40            132,360         1,245
Prudential Jennison                                         7.82              6.25          1,102,268         6,893
Real Estate                                                25.34             26.91            310,014         8,343
Research                                                   25.72             19.84          1,666,295        33,056
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.18             20.91          1,489,476        31,139
Capital Guardian Small Cap                                 18.03             17.44          1,876,959        32,738
ING VP SmallCap Opportunities                              10.00              8.31            222,328         1,847
Special Situations                                          8.88              8.28            319,420         2,645
PIMCO StocksPLUS Growth and Income                         11.59             10.08          1,789,954        18,045
Strategic Equity                                            18.5             14.32          1,447,650        20,732
Total Return                                               20.22             19.96          2,673,135        53,344
Value Equity                                               18.97             17.80            706,804        12,582

                                       SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.98            119,539         1,313
All Cap                                                    11.54             11.54          4,291,400        49,523
Asset Allocation Growth                                     9.37              8.59          1,087,070         9,335
Capital Appreciation                                       24.06             20.53          1,748,122        35,896
Capital Growth                                              16.8             14.21          1,557,258        22,136
Core Bond                                                  11.37             11.43          1,352,199        15,454
Developing World                                            7.47              6.94            509,513         3,537
Diversified MidCap                                          9.87              9.04          1,385,135        12,515
Equity Income                                              22.48             22.35          1,364,874        30,503
Fully Managed                                              24.47             26.39          1,940,880        51,215
Growth                                                     21.49             14.71          4,093,893        60,206
Janus Growth and Income                                     9.93              8.82          2,016,515        17,778
ING VP Growth Opportunities                                10.00              7.76            182,159         1,414
Hard Assets                                                15.34             13.22            315,573         4,172
PIMCO High Yield Bond                                       9.88              9.91          1,858,684        18,428
International Equity                                       11.18              8.47          1,403,293        11,890
Internet TollkeeperSM                                      10.00              7.59            162,626         1,235
INVESCO VIF Financial Services Fund                        10.00              9.34             18,432           172
INVESCO VIF Health Sciences Fund                           10.00             10.25            289,358         2,965
INVESCO VIF Utilities Fund                                 10.00              8.09             23,627           191
Investors                                                  11.21             10.53          1,766,107        18,589
SP Jennison International Growth                            8.55              5.37            320,127         1,721
Large Cap Value                                            10.50              9.92          4,320,852        42,875
Limited Maturity Bond                                      16.67             17.80          1,441,971        25,661
Liquid Asset                                                14.5             14.77          6,235,817        92,095
ING VP MagnaCap                                            10.00              9.32            117,705         1,097
Managed Global                                             19.34             16.72          1,118,604        18,698
MidCap Growth                                              40.98             30.70          2,275,454        69,851
ING VP Worldwide Growth                                     8.72              6.96            477,958         3,329
Pioneer Fund VCT                                           10.00              9.36             47,468           444
Pioneer MidCap Value VCT                                   10.00             10.71             72,421           775
ProFund VP Bull                                            10.00              8.87            103,369           916
ProFund VP Europe 30                                       10.00              8.24             19,682           162
ProFund VP SmallCap                                        10.00              9.40             47,995           451
Prudential Jennison                                         7.82              6.24          1,029,815         6,429
Real Estate                                                25.04             26.56            474,134        12,593
Research                                                   25.56             19.69          1,829,741        36,032
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              10.00             20.73          1,546,448        32,060
Capital Guardian Small Cap                                 10.00             17.34          1,918,122        33,252
ING VP SmallCap Opportunities                              10.00              8.30            253,382         2,104
Special Situations                                          8.88              8.27            420,371         3,477
PIMCO StocksPLUS Growth and Income                         11.56             10.04          1,325,932        13,317
Strategic Equity                                            18.4             14.23          1,475,163        20,992
Total Return                                               20.10             19.81          2,637,733        52,251
Value Equity                                               18.85             17.68            665,937        11,771

PP-121806
                                      A34

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------

                  DESCRIPTION OF UNDERLYING INVESTMENT OPTIONS

--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this Appendix. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

PLEASE KEEP IN MIND THE INVESTMENT RESULTS OF THE INVESTMENT PORTFOLIOS ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS RESPECTIVE INVESTMENT OBJECTIVE. SHARES OF THE PORTFOLIOS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIOS. SHARES OF THE PORTFOLIOS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

THE GCG TRUST

All Cap        INVESTMENT OBJECTIVE
               Capital appreciation through investment in securities which the Portfolio Manager believes have above-average capital appreciation potential

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of U.S. companies of any size. Uses fundamental analysis to select securities of individual companies which offer greatest potential for capital appreciation across industries to reduce risk. Emphasis is on companies whose stock prices appear undervalued; special situations that may increase earnings or market price of the company's shares; growth potential due to technological advances, new products or services; or other significant new developments that may enhance future earnings.

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and may affect the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small and Mid-Cap Company Risk, Undervalued Securities Risk and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL AND MID-CAP COMPANY RISK refers to the risk that such companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers and the gains or losses on a single security or issuer will have a greater impact on the non-

PP-121806
                                       B1

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                    diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Salomon Brothers Asset Management Inc

Capital        INVESTMENT OBJECTIVE
Appreciation   Long-term capital growth

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities believed to be undervalued relative to an issuer's current or projected earnings; relative to current market values of an issuer's assets; or relative to equity markets generally.

               The Portfolio also may invest in preferred stocks and debt instruments that are consistent with its investment objective for their potential growth of capital and not for their ability to generate income, and up to 25% of its assets in foreign securities.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: A I M Capital Management, Inc.

Capital Growth INVESTMENT OBJECTIVE
               Long-term total return.

               PRINCIPAL STRATEGIES
               Invests primarily in common stocks of middle capitalization companies with market capitalizations of up to $5 billion. Focus is on companies believed to offer superior relative earnings growth potential.

               The Portfolio Manager applies a growth-oriented investment philosophy defined by its early recognition of change, commitment to fundamental research, and emphasis on stock selection.

               The Portfolio also may invest in securities of larger companies, and may invest a substantial portion of its assets in securities issued by small, small-cap and mid-cap companies, which may offer greater opportunities for share price increase than larger companies. Equity and debt securities in which the Portfolio normally invests include common and preferred stocks, convertible securities, bonds, and notes.

               The Portfolio also may invest in foreign securities (including in emerging or developing markets); foreign currencies, options; lower-quality, high yielding debt securities (commonly called "junk bonds"); "zero-coupon" bonds; "payment-in-kind" bonds, and engage in short sales of securities it expects to decline in price. At times the Portfolio may invest more than 25% of its assets in securities of issuers in one or more market sectors if the investment return available justifies any additional risk associated with heavily investing in that sector.

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                                       B2

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               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Foreign Investment Risk, Small and Mid-Cap Company Risk, High-Yield Bond Risk, and Industry Concentration Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. SMALL AND MID-CAP COMPANY RISK refers to the risk that smaller companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Alliance Capital Management, L.P.

Capital        INVESTMENT OBJECTIVE
Guardian       Long-term capital appreciation
Small Cap
               PRINCIPAL STRATEGIES
               Invests at least 80% of its total assets in equity securities of small capitalization ("small-cap") companies that have total market capitalizations equal to those within a universe of S & P
               SmallCap 600 Index stocks. May also invest up to 20% of its assets in companies outside of this range.

               Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio may also hold up to 15% of its assets in money market instruments and repurchase agreements.

               Invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market that may still be in the developmental stage; older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets; or companies that may provide products or services with a high unit volume growth rate.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, and OTC Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may

PP-121806
                                       B3

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                    involve greater risk.

               INVESTMENT MANAGER: Directed Services, Inc

               PORTFOLIO MANAGER: Capital Guardian Trust Company

Core Bond      INVESTMENT OBJECTIVE
               Maximum total return, consistent with preservation of capital and prudent investment management

               PRINCIPAL STRATEGIES
               Under normal circumstances, invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Portfolio Manager's forecast for interest rates.

               Invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. May invest up to 20% of its assets in securities denominated in foreign currencies, and beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to foreign currency fluctuations. Normally hedges at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

               The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies; may lend its portfolio securities to brokers, dealers and other financial institutions to earn income; and may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Interest Rate Risk, Issuer Risk, Credit Risk, Foreign Investment Risk, Currency Risk, Derivative Risk, Liquidity Risk, Mortgage Risk, and Leveraging Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. ISSUER RISK refers to the risk that the value of a security may decline for a number of reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. CURRENCY RISK refers to the risk that changes in currency exchange rates may affect foreign securities held by the portfolio and may reduce the returns of the portfolio. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price. MORTGAGE RISK refers to the risk that rising interest rates tend to extend the

PP-121806
                                       B4

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PORTFOLIO      DESCRIPTION
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                    duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk, which may require a portfolio to reinvest that money at lower prevailing interest rates, thus reducing the portfolio's returns. LEVERAGING RISK refers to the risk that that the use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Pacific Investment Management Company LLC

Developing     INVESTMENT OBJECTIVE
World          Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in the equity securities of companies in "emerging market countries." Normally invests in at least six emerging market countries with no more than 35% of its assets in any one country. Emerging market countries are those that are identified as such in the Morgan Stanley Capital International Emerging Markets Free Index, or the International Finance Corporation Emerging Market Index, or by the Portfolio Manager because they have a developing economy or because their markets have begun a process of change and are growing in size and/or sophistication.

               Investment process seeks to deliver superior risk-adjusted returns using fundamental analysis to evaluate key investment drivers at both the country and company level to identify unrecognized growth opportunities. Equity securities in which the Portfolio invests are primarily common stocks, but may also include other types of equity and equity derivative securities. May invest 10% in debt securities rated below investment-grade.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Emerging Market Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to, investing in foreign issuers in general. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Baring International Investment Limited

Diversified    INVESTMENT OBJECTIVE
Mid-Cap        Long-term growth of capital.

               PRINCIPAL STRATEGIES
               Normally invests in primarily in common stocks. Normally invests at least 80% of its assets in securities of companies with medium market capitalizations (i.e., equaling or exceeding $250 million and similar to the top range of the Russell Midcap or Standard & Poor's MidCap 400 Indexes at time of investment). May also invest in companies with smaller or larger market capitalizations and in securities of foreign issuers in addition to securities of domestic issuers.

               The Portfolio Manager is not constrained by any particular investment style and at any given time,

PP-121806
                                       B5

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PORTFOLIO      DESCRIPTION
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               may buy "growth" stocks or "value" stocks, or a combination of both types. Relies on fundamental analysis to evaluate the current financial condition, industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. Statistical models are then used to further evaluate growth potential, valuation, liquidity and investment risk. Focus is on securities that offer strong opportunities for long-term growth of capital and are attractively valued. May use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease exposure to changing security prices or other factors that affect security values.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Value Investing Risk, Small Company Risk, Foreign Investment Risk, and Derivative Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Fidelity Management & Research Company

Equity Growth  INVESTMENT OBJECTIVE
               Long-term capital appreciation.

               PRINCIPAL STRATEGIES
               Invests primarily in growth-oriented equity securities of large capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. Invests primarily in companies with market capitalizations of $10 billion or more that exhibit strong earnings growth. Emphasizes individual security selection and may focus the Portfolio's holdings within the limits permissible for a diversified fund. Under normal circumstances, invests at least 80% of its net assets in equity securities.

               The Portfolio Manager follows a flexible investment program in looking for companies with above-average capital appreciation potential, focusing on companies with consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Price Volatility Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a

PP-121806
                                       B6

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PORTFOLIO      DESCRIPTION
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                    security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. PRICE VOLATILITY RISK refers to the risk that the value of the portfolio changes as the prices of its investments go up and down. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

Equity Income  INVESTMENT OBJECTIVE
               Substantial dividend income as well as long-term growth of capital.

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

               The Portfolio Manager typically employs a "value" approach in selecting investments, seeking companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. In selecting investments, the Portfolio Manager generally looks for companies with an established operating history, above-average dividend yield relative to the S&P 500; low price/earnings ratio relative to the S&P 500; a sound balance sheet and other positive financial characteristics; and low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

               Invests primarily in U.S. common stocks, but may also invest in other securities, including foreign securities, debt securities, and futures and options in keeping with its objective. May also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc., an internally managed money market fund of T. Rowe Price; and may invest in securities that do not meet its normal criteria when perceives unusual opportunity for gain.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, and Value Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: T. Rowe Price Associates, Inc.

Focus Value    INVESTMENT OBJECTIVE
               Long-term growth of capital

               PRINCIPAL STRATEGIES
               Invests primarily in a diversified portfolio consisting of equity securities believed to be undervalued relative to its assessment of the current or prospective condition of the issuer.

               The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow; securities that are undervalued relative to prevailing market ratios; in securities of companies or institutions that are experiencing poor operating conditions; or in debt securities of any maturity.

               Although not principal strategies, the Portfolio may invest at time of purchase, up to 10% of its total

PP-121806
                                       B7

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PORTFOLIO      DESCRIPTION
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               asset value in high yield debt securities that are rated below investment grade, commonly called "junk bonds;" up to 10% of its total assets in the equity and fixed income securities of foreign issuers; and in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."

               Normally invests a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when unable to find attractive equity or long-term debt securities; to reduce exposure to these markets temporarily; or to meet redemptions. Short-term investments may limit the potential for an increase in the value of the Portfolio.

               The Portfolio may also invest up to 15% of its net assets in illiquid securities; borrow amounts up to 20% of its total assets from banks as a temporary measure for extraordinary or emergency purposes; and may write (i.e., sell) covered call options not exceeding 10% of its total assets and enter into closing transactions with respect to these options.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Risks of Securities of Issuers with Financial and Economic Problems, and Debt Securities Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. MORTGAGE RISK refers to the risk that rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk, which may require a portfolio to reinvest that money at lower prevailing interest rates, thus reducing the portfolio's returns. RISK OF SECURITIES OF ISSUERS WITH FINANCIAL AND ECONOMIC PROBLEMS refers to the risk that investments in securities of issuers in weak financial condition or experiencing poor operating results involves a high degree of risk of substantial and, at times, even total loss. These securities may not be widely traded and are subject to abrupt and rapid market movement and above average volatility. DEBT SECURITIES RISK refers to the risks inherent in investing in debt securities, such as bonds. These risk include credit risk (the risk that the borrower will not make timely payments of principal and interest); and interest rate risk (the risk that the value of the security may fall when interest rates rise).

               The Portfolio also may be subject, to a lesser extent, to the following general risks, which are described in more detail in the prospectus: FOREIGN INVESTMENT RISK; BORROWING AND LEVERAGE RISK; SECURITIES LENDING RISK, WRITING COVERED CALL OPTIONS RISK, JUNK BOND RISK, CALL AND REDEMPTION RISK; SOVEREIGN DEBT RISK; ILLIQUID SECURITIES RISK; RESTRICTED SECURITIES RISK; AND RULE 144A RISK.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Mercury Advisors

Fully Managed  INVESTMENT OBJECTIVE
               Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk

               PRINCIPAL STRATEGIES
               Pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. Uses a value approach to reduce risk and maximize gains. Invests primarily in common stocks of established companies that are believed to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. Remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures, and options on securities, financial indices and foreign currencies as a cash management tool.

               Also may invest in short-term U.S. dollar-denominated obligations of foreign banks if, at the time of purchase, such banks have more than $1 billion in assets. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio may purchase securities that

PP-121806
                                       B8

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PORTFOLIO      DESCRIPTION
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               do not meet its normal investment criteria when perceives unusual opportunity for gain.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Value Investing Risk, and Allocation Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: T. Rowe Price Associates, Inc.

Fundamental    INVESTMENT OBJECTIVE
Growth         Long-term growth of capital

               PRINCIPAL STRATEGIES
               Invests in a diversified portfolio consisting primarily of common stocks. Generally invests at least 65% of its total assets in the following equity securities: common stock; convertible preferred stock; securities convertible into common stock; and rights to subscribe to common stock.

               Emphasizes common stocks of companies with medium to large stock market capitalization ($500 million or more) that have above-average rates of earnings growth. May invest up to 10% of its total assets in securities issued by foreign companies, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio's restriction limiting investments in foreign securities to 10% of total assets does not include ADRs. The Portfolio may also lend portfolio securities.

               Normally invests a portion of its assets in short-term debt securities, such as commercial paper, and may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when it is deemed advisable to do so on a temporary basis, and to meet redemptions. Short-term investments and temporary defensive positions may limit the potential to achieve its goal of long-term growth of capital.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Foreign Investment Risk, Securities Lending Risk and Derivatives Risk

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less

PP-121806
                                       B9

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INVESTMENT
PORTFOLIO      DESCRIPTION
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                    secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. SECURITIES LENDING RISK refers to the risk that there may be a delay in receiving additional collateral if value of securities loaned decreases, delay in recovering securities loaned or even loss of rights to collateral if the borrower fails financially.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Mercury Advisors

Global         INVESTMENT OBJECTIVE
Franchise      Long-term capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. Emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, invests in securities of issuers from at least three different countries, which may include the United States.

               Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the belief that intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

               The Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Emerging Market Risk, Price Volatility Risk, Derivative Risk, Diversification Risk and Small Company Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. PRICE VOLATILITY RISK refers to the risk that the value of the portfolio changes as the prices of its investments go up and down. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification.

PP-121806
                                      B10

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

Growth         INVESTMENT OBJECTIVE
               Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies; without limit in foreign equity and debt securities (including in emerging or developing markets); up to 35% of its net assets in high-yield bonds; and in forward foreign currency contracts, futures and options.

               The Portfolio Manager applies a "bottom up" approach in choosing investments in companies with earnings growth potential. If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small Company Risk, Foreign Investment Risk and High Yield Bond Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

Hard Assets    INVESTMENT OBJECTIVE
               Long-term capital appreciation

               PRINCIPAL STRATEGIES
               Invests at least 80% of its assets in the equities of producers of commodities. May invest in equity securities and debt securities of hard asset companies, including structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of commodities.

               Also may invest in securities of foreign issuers (including up to 35% in South Africa); ompanies not engaged in natural resources/hard asset activities; investment-grade corporate debt; U.S. government or foreign obligations; money market instruments; repurchase agreements; special classes of shares available only to foreign persons in those markets that restrict ownership of certain

PP-121806
                                      B11

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               classes of equity to nationals or residents of that country; derivatives; and equity securities listed on the U.S. or foreign securities exchanges or traded over-the-counter. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Hard Asset Risk, Sector Concentration Risk, Industry Concentration Risk, OTC Investment Risk, Foreign Investment Risk, Emerging Market Risk and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. HARD ASSET RISK refers to the risk that the production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. SECTOR CONCENTRATION RISK refers to the risk that, to the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the portfolio than it would on a fund that has not concentrated its investment. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Baring International Investment Limited

International  INVESTMENT OBJECTIVE
Enhanced       Total return from long-term capital growth and income
EAFE
               PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 80% of its total assets in a broad portfolio of equity securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies, based in countries represented in the Morgan
               Stanley Capital International, Europe, Australia and Far East
               Index (the "EAFE Index"). The EAFE Index is a widely recognized benchmark of the world's stock markets (excluding the United
               States). Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts.

               Investment process emphasizes stock selection as the primary source of returns. Emphasis is on `bottom-up' security selection driven by fundamental research and analysis and extensive direct contact with company management. The Portfolio Manager, completes the process by using disciplined portfolio construction and formal risk control techniques to build a portfolio that reflects

PP-121806
                                      B12

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               its stock selection ideas, while also seeking to manage risk relative to the EAFE Index.

               The Portfolio Manager will seek to diversify the Portfolio by investing in at least three issuers in several countries other than the United States, but may invest a substantial part of its assets in just one country. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

               Although the Portfolio invests primarily in equities of companies based in countries that are represented in the EAFE Index, it may also invest up to 20% of its assets in other types of securities, including companies or governments in developing countries; investment grade debt securities rated of Baa or higher by Moody's Investors Service, Inc.("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization or unrated securities of comparable quality; debt securities denominated in currencies other than U.S. dollar or issued by a single foreign government or international organization, such as the World Bank; high-quality money market instruments and repurchase agreements.

               To temporarily defend its assets, the Portfolio may invest any amount of its assets in high-quality money market instruments and repurchase agreements. Where capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries. The Portfolio may invest in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio is not diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Emerging Market Risk, Small Company Risk, Unsponsored Depositary Receipts Risk, Convertible and Fixed Income Securities Risk, Closed-End Investment Company Risk, Derivative Risk, Defensive Investing Risk and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE AND FIXED INCOME SECURITIES RISK refers to the risk that the market value of convertible securities and fixed income securities tends to decline as interest rates increase and increase as interest rates decline. Such a drop could be worse if the portfolio invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities that are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist. CLOSED-END INVESTMENT COMPANY RISK refers to the risk that investments in closed-end investment companies may entail added expenses such as additional management fees and trading costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk that investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the

PP-121806
                                      B13

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INVESTMENT
PORTFOLIO      DESCRIPTION
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                    portfolio is investing for temporary defensive purposes, could reduce the portfolio's potential returns. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: J.P. Morgan Fleming Asset Management (London) Limited

International  INVESTMENT OBJECTIVE
Equity         Long-term growth of capital

               PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 80% of its net assets in equity securities of issuers located in countries outside of the United States.

               Equity securities may include common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when believed to present attractive investment opportunities and also may invest up to 20% of its assets in securities of U.S. issuers, including investment-grade debt securities. The Portfolio invests primarily in equity securities of larger companies, but may also invest in small- and medium-sized companies.

               The Portfolio Manager will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster earnings per share growth than that of other companies in one or more of the same market, sector, or industry.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Medium and Small Company Risk, Liquidity Risk, Debt Securities Risk, Emerging Market Risk, and Market Trends Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that it invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. MEDIUM AND SMALL COMPANY RISK refers to the risk that these companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. LIQUIDITY RISK refers to the risk that a portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. DEBT SECURITIES RISK refers to the risks inherent in investing in debt securities, such as bonds. These risk include credit risk (the risk that the borrower will not make timely payments of principal and interest); and interest rate risk (the risk that the value of the security may fall when interest rates rise). EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. MARKET TRENDS RISK refers to the risk that from time to time, the stock market may not favor the securities in which the Portfolio invests.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: ING Investments, LLC

PP-121806
                                      B14

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INVESTMENT
PORTFOLIO      DESCRIPTION
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Internet       INVESTMENT OBJECTIVE
TollkeeperSM * Long-term growth of capital

*"Internet     PRINCIPAL STRATEGIES
TollkeeperSM"  Invests, under normal circumstances, at least 80% of its net
is a service   assets plus any borrowings for investment purposes (measured at
mark of        time of investment) in equity investments of "Internet
Goldman, Sachs Tollkeeper" companies. Internet Tollkeeper companies are
& Co. Goldman, companies in the media, telecommunications, technology and
Sachs & Co.    Internet sectors, which provide access, infrastructure, content
has licensed   and services to Internet companies and Internet users, and which
the service    generally have predictable, sustainable or recurring revenue
mark to        streams. The Portfolio may invest in companies that merely have
Directed       an Internet site or sell some products over the Internet as part
Services,      of the Portfolio's 20% basket of securities which are not or may
Inc. to use    not be defined as Internet Tollkeepers.
in connection
with the       Because the Portfolio concentrates its investments in Internet
Portfolio.     Tollkeeper companies, the Portfolio's performance may be
               substantially different from the returns of the broader stock market and of "pure" Internet funds. The Portfolio may participate significantly in the initial public offering ("IPO") market; invest up to 35% of its total assets in companies whose rapid adoption of an Internet strategy is expected to improve their cost structure, revenue opportunities or competitive advantage and Internet-based companies believed to exhibit a sustainable business model; and invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging markets or countries and securities quoted in foreign currencies.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Interest Rate Risk, Credit Default Risk, Internet Risk, IPO Risk, Industry Concentration Risk, Price Volatility Risk, Growth Investing Risk, Foreign Investment Risk, Emerging Market Risk, Stock Risk, Derivative Risk, Liquidity Risk, and REIT Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT DEFAULT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. IPO RISK refers to the risk that Initial Public Offerings or "IPOs" may be more volatile than other securities, and may have a magnified impact on the portfolio during the start-up phase when the portfolio's asset base is relatively small. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector. PRICE VOLATILITY RISK refers to the risk that the value of the Portfolio changes as the prices of its investments go up and down. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET Risk refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. STOCK RISK refers to the risk that stock prices have historically risen and fallen in periodic cycles. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. LIQUIDITY RISK refers to the risk that a portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. REIT RISK refers to the risk that investing in Real Estate Investment Trusts or "REITs"

PP-121806
                                      B15

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INVESTMENT
PORTFOLIO      DESCRIPTION
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                    involves certain unique risks in addition to those risks associated with investing in the real estate industry in general, including more abrupt or erratic price movements and lack of market liquidity. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co.

Investors      INVESTMENT OBJECTIVE
               Long-term growth of capital. Current income is a secondary objective.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of U.S. companies. May also invest in other equity securities, and to a lesser degree, in income producing securities such as debt securities.

               Emphasizes individual security selection while spreading investments across industries, which may help to reduce risk. Portfolio Manager's bottom-up approach focuses on identifying established large capitalization companies with over $5 billion in market capitalization, and companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Maturity Risk, and Growth Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. Fixed income securities with longer maturities will be more volatile than fixed income securities with shorter maturities. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               Salomon Brothers Asset Management Inc.

J.P. Morgan    INVESTMENT OBJECTIVE
Fleming Small  Capital growth over the long term
Cap Equity
               PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 80% of its total assets in equity securities of small-cap companies with market capitalization equal to those within a universe of Standard &
               Poor's SmallCap 600 Index stocks.

               Focuses on companies with high quality management; a leading or dominant position in a major product line, new or innovative products, services or processes; a strong financial position; and a

PP-121806
                                      B16

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources. The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

               The Portfolio may invest up to 20% of its total assets in: foreign securities, including depositary receipts; convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock; and high-quality money market instruments and repurchase agreements.

               The Portfolio may invest in real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate; and in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, Foreign Investment Risk, Unsponsored Depository Risk, Convertible Securities Risk, REIT Risk, Derivative Risk, and Defensive Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. These risks increase when investing in issuers located in developing countries. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. REIT RISK refers to the risk that the value of REITs will depend on the value of the underlying properties or underlying loans; REITS may decline when interest rates rise; the value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties; and REITs may be more volatile or illliquid than other types of securities. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk that investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including when investing for temporary defensive purposes, could reduce the portfolio's returns.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: J.P. Morgan Fleming Asset Management (USA)
               Inc.

Janus Growth   INVESTMENT OBJECTIVE
and Income     Long-term capital growth and current income

               PRINCIPAL STRATEGIES
               Normally emphasizes investments in common stocks. Normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities believed to have income potential. Because of this investment strategy, the Portfolio is

PP-121806
                                      B17

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               not designed for investors who need consistent income.

               The Portfolio Manager shifts assets between the growth and income components of the Portfolio based on the its analysis of relevant market, financial and economic conditions. If the Portfolio Manager believes that growth securities will provide better returns than the yields available or expected on income-producing securities, the Portfolio will place a greater emphasis on the growth component. The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential. The income component of the Portfolio will consist of securities that the Portfolio Manager believes have income potential, including equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the Portfolio Manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

               The Portfolio may also invest in debt securities; without limit in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets); high-yield bonds (up to 35%) of any quality; index/structured securities; options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid investments (up to 15%); special situation companies; and in cash or similar investments when market conditions are unfavorable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Maturity Risk, Growth Investing Risk, Foreign Investment Risk, High Yield Bond Risk, and Special Situations Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. Fixed income securities with longer maturities will be more volatile than fixed income securities with shorter maturities. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SPECIAL SITUATIONS RISK refers to the risk that investments in special situations companies may not appreciate if an anticipated development does not occur or does not attract anticipated attention.

               An investment in the Portfolio may also be subject to the following additional non-principal risks which are described in detail in the prospectus: Derivative Risk, Sector Risk, Small Company Risk, and Call Risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

PP-121806
                                      B18

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INVESTMENT
PORTFOLIO      DESCRIPTION
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Large Cap      INVESTMENT OBJECTIVE
Value          Long-term growth of capital and income

               PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 80% of its assets in equity and equity-related securities of companies with market capitalization greater than $1 billion at the time of investment.

               In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, and Growth Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               Capital Guardian Trust Company

Limited        INVESTMENT OBJECTIVE
Maturity Bond  Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

               PRINCIPAL STRATEGIES
               Invests primarily in a diversified portfolio of limited maturity debt securities. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rapidly rising interest rates may be shortened to one year or less. The Portfolio Manager utilizes a decision making process based on active duration management; yield curve analysis; sector selection; and security selection.

               Invests in non-government securities only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. In addition, may purchase private placements of debt securities (which are often restricted securities) along with other illiquid securities, subject to appropriate limits. The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Issuer Risk, Credit Risk, and Call Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or

PP-121806
                                      B19

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. ISSUER RISK refers to the risk that the value of a security may decline for a number of reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: ING Investment Management LLC

Liquid Asset   INVESTMENT OBJECTIVE
               High level of current income consistent with the preservation of capital and liquidity

               PRINCIPAL STRATEGIES
               The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal.

               At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions. The Portfolio may invest in U.S. dollar-denominated money market instruments.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Income Risk, Interest Rate Risk, and Credit Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due.

               AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               ING Investment Management LLC

Managed Global INVESTMENT OBJECTIVE
               Capital appreciation. Current income is only an incidental consideration.

PP-121806
                                      B20

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               PRINCIPAL STRATEGIES
               Invests primarily in common stocks traded in securities markets throughout the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

               In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in cash or money market instruments; and may invest in any type of company, large or small, with earnings showing relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued, and also in small and relatively less well known companies.

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Emerging Market Risk, Small Company Risk, Foreign Investment Risk, and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Capital Guardian Trust Company

Mid-Cap        INVESTMENT OBJECTIVE
Growth         Long-term growth of capital

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") believed to have above-average growth potential.

               The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of investment. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

               The Portfolio uses a bottom-up investment style in managing the Portfolio.

               The Portfolio may invest in foreign securities (including emerging markets securities), and may have

PP-121806
                                      B21

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Mid-Cap Company Risk, OTC Investment Risk, Growth Investing Risk, Foreign Investment Risk, Emerging Market Risk, Diversification Risk, High Yield Bond Risk and Short Sales Risk

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. MID-CAP COMPANY RISK refers to the risk that investment in mid-cap companies entails greater risk than investing in larger, more established companies because they have more narrow product lines, more limited financial resources and a more limited trading market for their stocks. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SHORT SALES RISK refers to the risk that the potential loss on a short sale may exceed the entire amount of the collateral deposited.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Real Estate    INVESTMENT OBJECTIVE
               Capital appreciation. Current income is a secondary objective.

               PRINCIPAL STRATEGIES
               Invests at least 80% of its assets in equity securities of companies in the real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

               Focus is on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions. Securities are generally selected for long-term investment. The majority of the Portfolio's assets are invested in companies that have at least 50% of their assets in, or that derive at least 50% of their revenues from, the following sectors of the real estate industry: ownership (including listed real estate investment trusts); construction and development; asset sales; property management or sale; and other related real estate services. The Portfolio may invest more than 25% of its assets in any of the above sectors.

               The Portfolio also may invest in equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry; financial institutions which issue or service

PP-121806
                                      B22

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               mortgages; and securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Real Estate Risk, Industry Concentration Risk, and
               Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. REAL ESTATE RISK refers to the risk that, although the portfolio will not invest in real estate directly, it may invest in real estate industry companies, including real estate investment trusts ("REITs"). As a result, the portfolio may be subject to certain risks associated with direct ownership of real estate and the real estate industry in general, including declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, tenant credit worthiness and ability to meet rent obligations, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, and increase in interest rates. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

Research       INVESTMENT OBJECTIVE
               Long-term growth of capital and future income

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts). Focus is on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size, and its investments may include securities traded on securities exchanges or in the over-the-counter markets.

               The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment stategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, OTC Investment Risk and Foreign Investment Risk, High Yield Bond Risk and Frequent Trading Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments

PP-121806
                                      B23

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. FREQUENT TRADING RISK refers to the risk that active and frequent trading increases transactions costs, which detract from performance.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Special        INVESTMENT OBJECTIVE
Situations     Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities selected for their capital appreciation potential. The Portfolio Manager applies a bottom-up investment approach to select stocks of "special situation" companies believed to have been overlooked or undervalued by other investors. A "special situation" arises when, in the Portfolio Manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. The Portfolio Manager pays particular attention to companies that it thinks have high free cash flows.

               The Portfolio is non-diversified and may hold larger positions in a smaller number of securities than a diversified fund. The Portfolio may also invest in debt securities; foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets); high-yield bonds (up to 35%) of any quality; index/structured securities; options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return; securities purchased on a when-issued, delayed delivery or forward commitment basis; and illiquid investments (up to 15%). Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, Foreign Investment Risk, High Yield Bond Risk, Special Situations Risk, and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SPECIAL SITUATIONS RISK refers to the risk that investments in special situations companies may not appreciate if an

PP-121806
                                      B24

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    anticipated development does not occur or does not attract the anticipated attention. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               Investment in the Portfolio may also be subject to the following non-principal risks, which are described in more detail in the prospectus: Derivative Risk, and Sector Concentration Risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

Strategic      INVESTMENT OBJECTIVE
Equity         Capital appreciation

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in securities of mid-cap companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in theRussell Midcap Index.

               Under Normal conditions, the top 10 holdings may comprise up to 40% of total assets. The Portfolio may also invest up to 25% of its total assets in foreign securities. In complying with the 80% requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments that have economic characteristics similar to the Portfolio's direct investments, such as warrants, futures, options, exchange-traded funds and ADRs. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

               Focuses on companies believed likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The Portfolio Manager usually sells a particular security when any of those factors materially changes. As a result of the Portfolio's investment strategy, the market prices of many of the securities purchased and held by the Portfolio may fluctuate widely. Any income received from securities held by the Portfolio is incidental.
               The Portfolio's strategy does not preclude investment in large, seasoned companies that the Portfolio Manager believes possess superior potential returns similar to companies with formative growth profiles, or in established smaller companies (under $500 million in market capitalization) which may offer exceptional value based upon substantially above-average earnings growth potential relative to market value.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small Company Risk, Foreign Investment Risk, Mid-Cap Company Risk, and Derivative Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. MID-CAP COMPANY RISK refers to the risk that investment in mid-cap companies entails greater risk than investing in larger, more established companies because they have more narrow product lines, more limited financial resources and a more limited trading market for their stocks. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying

PP-121806
                                      B25

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: A I M Capital Management, Inc.

Total Return   INVESTMENT OBJECTIVE
               Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

               PRINCIPAL STRATEGIES
               The Portfolio is a "balanced fund" that invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

               The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. Portfolio Manager uses fundamental analysis to select equity securities believed to be undervalued.

               The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies in emerging or developing markets, up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities; and may invest with no limitation in mortgage pass-through securities and American Depositary Receipts. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Allocation Risk, Convertible Securities Risk, , Undervalued Securities Risk, High Yield Bond Risk, Foreign Investment Risk, Maturity Risk and Liquidity Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political

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                    and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Value Equity   INVESTMENT OBJECTIVE
               Seeks capital appreciation. Dividend income is a secondary objective.

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

               The Portfolio Manager screens equity securities for key variables and performs in-depth fundamental research to identify possible value opportunities and securities that are trading at significant discounts to intrinsic value.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks, and typically underperform when other investing styles, such as growth investing, are in favor. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Eagle Asset Management, Inc.

Van Kampen     INVESTMENT OBJECTIVE
Growth and     Long-term growth of capital and income
Income
               PRINCIPAL STRATEGIES
(formerly      Under normal market conditions, invests primarily in what it
Rising         believes to be income-producing equity securities, including
Dividends)     common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's
               Rating Corporation or by Moody's Investors Service, Inc.

               Focuses primarily on a security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, focus is on larger capitalization companies believed to possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers; and may purchase and sell certain derivative

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               instruments, such as options, futures and options on futures, for various portfolio management purposes.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small, Newly Formed and Medium-Sized Company Risk, Foreign Investment Risk and Derivative Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL, NEWLY FORMED AND MEDIUM-SIZED COMPANY RISK refers to the risk that the prices of small or medium-sized companies or of newly formed companies often fluctuate more than the stock prices of larger, more established companies. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Dent  INVESTMENT OBJECTIVE
Demographic    Seeks long-term growth of capital.
Trends Fund
                PRINCIPAL STRATEGIES
(Series II     Seeks to meet its objective by investing in securities of
Shares)        companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. May also invest up to 25% of its total assets in foreign securities. Portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings and consider whether to sell a particular security when they believe the security no longer has that potential. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities.

               PRINCIPAL RISKS
               Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price. Values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Foreign securities have additional risks, including exchange rate changes, political and economic

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               upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               INVESTMENT ADVISER: A I M Advisors, Inc.

               SUBADVISER: H.S. Dent Advisors, Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP   INVESTMENT OBJECTIVE
Equity-Income  Seeks reasonable income. Also considers the potential for capital
Portfolio      appreciation. Seeks to achieve a yield which exceeds the
               composite yield on the securities comprising the Standard &
(Service       Poor's 500 Index.
Class 2)
               PRINCIPAL STRATEGIES
               Normally invests at least 80% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISER: FMR Co., Inc.

Fidelity VIP   INVESTMENT OBJECTIVE
Growth         Seeks to achieve capital appreciation.
Portfolio
               PRINCIPAL STRATEGIES
(Service       Normally invests primarily in common stocks of companies the
Class 2)       investment adviser believes have above-average growth potential
               (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk

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               that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISER: FMR Co., Inc.


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INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF -  INVESTMENT OBJECTIVE
Financial      Seeks to make an investment grow. The Fund is aggressively
Services       managed.
Fund
               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies involved in the financial services sector. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years.
               INVESCO places a greater emphasis on companies that are increasing their revenue streams along with their earnings.
               INVESCO attempts to keep the portfolio holdings well diversified across the entire financial services sector and portfolio weightings are adjusted depending on current economic conditions and relative valuations of securities.

               PRINCIPAL RISKS
               Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the financial services sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF -  INVESTMENT OBJECTIVE
Health         Fund Seeks to make an investment grow. The Fund is aggressively
Sciences       managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO targets strongly manage, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities.

               PRINCIPAL RISKS
               Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability. Changes in government regulation could also have an adverse im-

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PORTFOLIO      DESCRIPTION
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               pact. Continuing technological advances may mean rapid obsolescence of products and services. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health sciences sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF -  INVESTMENT OBJECTIVE
Leisure Fund   The Fund seeks to make an investment grow.

               PRINCIPAL STRATEGIES
               Seeks to meet its objective by investing primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in equity securities of companies engaged in the design, production and distribution of products related to the leisure activities of individuals. These companies include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants and selected retailers. A portion of the Fund's assets is not required to be invested in the sector.

               PRINCIPAL RISKS
                    Potential Conflicts - Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

                    Market Risk - Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

                    Foreign Securities Risks - Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

                    CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

                    POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

                    REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

                    DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

                    EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in

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                    increased volatility for all financial markets.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF -  INVESTMENT OBJECTIVE
Utilities      Seeks to make an investment grow and seeks current income. The
Fund           Fund is aggressively managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting, among others. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO prefers markets and industries where leadership is in a few hands, and tends to avoid slower-growing markets or industries.

               PRINCIPAL RISKS
               Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health utilities sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable. INVESCO seeks to keep the portfolio diversified across the electric utilities, natural gas and telecommunications industries. Weightings within the various industry segments are continually monitored and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

ING VARIABLE INSURANCE TRUST

ING VP         INVESTMENT OBJECTIVE
Worldwide      Seeks to provide investors with long-term capital appreciation.
Growth
Portfolio      PRINCIPAL STRATEGIES
(formerly      Under normal conditions, invests at least 65% of net assets in
Pilgrim        equity securities of issuers located in at least three countries,
VIT Worldwide  one of which may be the U.S. Generally invests at least 75% of
Growth)        total assets in common and preferred stocks, warrants and
               convertible securities. May invest in companies located in
Service        countries with emerging securities markets when the portfolio
Shares         mangers believe they present attractive investment opportunities.
               Portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. Portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline.
               Portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for

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               identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure. From time to time, the Fund's adviser reviews the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the adviser deems appropriate.

               PRINCIPAL RISKS
               The Fund may be affected by the following risks, among others: price volatility, market trends, risks of foreign investing, and lack of diversification. Price volatility refers to the risk that the value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Equities generally have higher volatility than debt securities. Market trends refers to the risk that from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. The Fund is classified as a NON-DIVERSIFIED investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

               INVESTMENT ADVISOR: ING Investments, LLC

ING VP BOND PORTFOLIO

ING VP Bond    INVESTMENT OBJECTIVE
Portfolio      Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of
(formerly      debt securities.
Aetna Income
Shares d/b/a   PRINCIPAL STRATEGIES
Aetna Bond VP) Under normal market conditions, invests at least 80% of net assets in high-grade corporate bonds, mortgage-related and other
(Class S       asset-backed securities, and securities issued or guaranteed by
Shares)        the U.S. Government, its agencies or instrumentalities.
               High-grade securities are rated at least A by Standard & Poor's
               Corporation (S&P) or Moody's Investor Services, Inc. (Moody's) or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. May also invest up to 15% of total assets in high-yield instruments, and up to 25% of total assets in foreign debt securities. May invest in zero coupon securities.
               In managing the Portfolio, Aeltus looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility. Aeltus uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

               PRINCIPAL RISKS
               Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce

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PORTFOLIO      DESCRIPTION
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               this risk may not perform as expected.

               INVESTMENT ADVISER: ING Investments, LLC

               SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PRODUCTS TRUST
    (FORMERLY PILGRIM VARIABLE PRODUCTS TRUST

ING VP Growth  INVESTMENT OBJECTIVE
Opportunities  Seeks long-term growth of capital.
(formerly
Pilgrim VP     PRINCIPAL STRATEGIES
Growth         Invests primarily in U.S. companies that the portfolio managers
Opportunities) feel have above average prospects for growth. Under normal market conditions, invests at least 65% of total assets in securities
(Service       purchased on the basis of the potential for capital appreciation.
Shares)        Securities may be from large-cap, mid-cap or small-cap companies.
               Portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. Portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities generally have higher volatility than most debt securities. The Portfolio invests in companies that the portfolio manager feels have the potential for rapid growth, which may result in a higher risk of price volatility than a fund that emphasizes other styles of investing. Small and medium-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Market trends refers to the risk that from time to time the stock market may not favor the growth securities in which the Portfolio invests. Inability to sell securities refers to the risk that securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies.

               INVESTMENT ADVISOR: ING Investments, LLC.

ING VP         INVESTMENT OBJECTIVE
MagnaCap       Seeks growth of capital, with dividend income as a secondary
(formerly      consideration.
Pilgrim
VP MagnaCap)   PRINCIPAL STRATEGIES
               Managed with the philosophy that companies that can best meet the
(Service       Portfolio's objectives have paid increasing dividends or have had
Shares)        the capability to pay rising dividends from their operations.
               Normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:
               consistent dividends, substantial dividend increases, reinvested earnings, strong balance sheet, and attractive price. Equity securities may include common stocks, convertible securities, and rights or warrants. Normally investments are primarily in larger companies that are included in the largest 500 U.S. companies.
               Remainder of its assets may be invested in equity securities that the portfolio managers believe have growth potential because they represent an attractive value. In selecting securities, preservation of capital is also an important consideration.
               Assets that are not invested in equity securities may be invested in high quality debt securities.

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends, debt securities, credit risk, and risks of foreign investing. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face

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               market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Equity securities generally have higher volatility than most debt securities. Market trends refers to the risk that from time to time the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Debt securities carry the risk that their value may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates. Credit risk refers to the risk that the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

               INVESTMENT ADVISOR: ING Investments, LLC

ING VP         INVESTMENT OBJECTIVE
SmallCap       Seeks long-term capital appreciation.
Opportunities
(formerly      PRINCIPAL STRATEGIES
Pilgrim VP     Invests at least 65% of total assets in the common stock of
SmallCap       smaller, lesser-known U.S. companies that the portfolio manager
Opportunities) believes have above average prospects for growth. For this
               Portfolio smaller companies are those with market capitalizations
(Service       that fall within the range of companies in the Russell 2000
Shares)        Index, which is an index that measures the performance of small companies. The median market capitalization of companies held by the Portfolio as of February 29, 2000 was $1.876 billion.
               Portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a brand-oriented approach in structuring the portfolio and a sell discipline. Portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities generally have higher volatility than most debt securities. The Portfolio invests in companies that the portfolio manager feels have above average prospects for growth, which may result in a higher risk of price volatility than a fund that emphasizes other styles of investing. Smaller companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers. Market trends refers to the risk that from time to time the stock market may not favor the small sized growth securities in which the Portfolio invests. Inability to sell securities refers to the risk that securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies.

               INVESTMENT ADVISOR: ING Investments, LLC.

THE PIMCO VARIABLE INSURANCE TRUST

PIMCO High     INVESTMENT OBJECTIVE
Yield          Seeks maximum total return, consistent with preservation of capital and prudent investment management.

               PRINCIPAL STRATEGIES
               The portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Portfolio normally varies within a two-

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               to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 15% of its assets in derivative instruments, such as options, futures contracts or swap agreements.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, High Yield Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign(non-US) Investment Risk, Currency Risk, and Leveraging Risk.

                    MANAGER RISK-
                    Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

                    HIGH YIELD RISK-
                    Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Portfolios that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

                    INTEREST RATE RISK-
                    As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

                    CREDIT RISK-
                    A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

                    MARKET RISK-
                    The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

                    ISSUER-
                    The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                    LIQUIDITY RISK-
                    Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

                    DERIVATIVES RISK-
                    Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

                    MORTGAGE RISK-
                    A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

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                    FOREIGN (NON-U.S.) INVESTMENT RISK-
                    A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

                    CURRENCY RISK-
                    Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                    LEVERAGING RISK-
                    Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISOR: Pacific Investment Management Company

PIMCO          INVESTMENT OBJECTIVE
StocksPLUS     Seeks total return which exceeds that of the S&P 500.
Growth and
Income         PRINCIPAL STRATEGIES
               The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed
               Income Instruments. The Portfolio uses S&P 500 derivatives in addition to or in the place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index.
               However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.
               Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rate. In addition, the Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign(non-US) Investment Risk, Currency Risk, and Leveraging Risk.

                    MANAGER RISK-
                    Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

                    INTEREST RATE RISK-
                    As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

                    CREDIT RISK-
                    A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

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                    MARKET RISK-
                    The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

                    ISSUER-
                    The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                    LIQUIDITY RISK-
                    Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

                    DERIVATIVES RISK-
                    Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

                    MORTGAGE RISK-
                    A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

                    FOREIGN (NON-U.S.) INVESTMENT RISK-
                    A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

                    CURRENCY RISK-
                    Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                    LEVERAGING RISK-
                    Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISER: Pacific Investment Management Company

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund   INVESTMENT OBJECTIVE
VCT Portfolio  Seeks reasonable income and capital growth.

               PRINCIPAL STRATEGIES
               Invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interest in real estate investment trusts and preferred stocks. Although the Portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the Portfolio expects them to increase in value. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values.

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               Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, and an evaluation of the issuer based on its financial statements and operations. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; above average potential for earnings and revenue growth; low market valuations relative to earnings forecast, book value, cash flow and sales; and a sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

               PRINCIPAL RISKS
               Even though the Portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term) or if value stocks fall out of favor with investors. The Portfolio's assets may also remain undervalued or not realize the potential value originally expected or the stocks selected for income may not achieve the same return as securities selected for capital growth.

               INVESTMENT ADVISER: Pioneer Investment Management, Inc.

Pioneer Mid-   INVESTMENT OBJECTIVE
Cap Value VCT  Seeks capital appreciation by investing in a diversified
Portfolio      portfolio of securities consisting primarily of common stocks.

               PRINCIPAL STRATEGIES
               Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in Standard & Poor's MidCap 400 Index. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts and preferred stocks. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods; estimated private market value in excess of current stock price; and issuers in industries with strong fundamentals such as increasing or sustainable demand and barriers to entry.

               PRINCIPAL RISKS
               Even though the Portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term), if mid-size or value stocks fall out of favor with investors, or if the Portfolio's assets remain undervalued or do not have the potential value originally expected. The Portfolio also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies and the market for their equity securities, are likely to be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, and experience sharper swings in the market values. It also might be harder to sell at the times and prices Pioneer thinks is appropriate and there may be a greater potential for gain and loss.

               INVESTMENT ADVISER: Pioneer Investment Management, Inc.

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PROFUNDS VP

ProFund VP     INVESTMENT OBJECTIVE
Bull           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Stock Index.

               PRINCIPAL STRATEGIES
               Invests principally in a combination of securities and other financial instruments that in ProFund Advisors opinion should simulate the movement of the benchmark index, including futures contracts on stock indices and options on futures contracts, and equity caps, collars, floors, swaps, depository receipts and options on securities and stock indices. Uses a "passive" approach to investing referred to as "quantitative analysis." On the basis of this analysis, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP may invest in securities that are not included in their benchmarks if ProFund Advisors believes it is appropriate in view of the ProFunds' VP investment objectives. The ProFunds VP do not take temporary defensive positions.

               PRINCIPAL RISKS

                    MARKET RISK -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP should normally lose money on days when the index underlying their benchmark declines.

                    EQUITY RISK -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease.

                    CORRELATION RISK -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

                    RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index.

                    LIQUIDITY RISK -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

                    NON-DIVERSIFICATION RISK -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

                    SWAP COUNTERPARTY CREDIT RISK -- The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

               INVESTMENT ADVISOR: ProFund Advisors LLC

ProFund VP     INVESTMENT OBJECTIVE
Europe 30      Seeks daily investment results that correspond to the performance of the ProFunds Europe 30 Index.

               PRINCIPAL STRATEGIES
               Invests in securities and other financial instruments, such as futures and options on futures and American Depository Receipts in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the benchmark on a daily basis.

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               PRINCIPAL RISKS

                    MARKET RISK -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP should normally lose money on days when the index underlying their benchmark declines.

                    EQUITY RISK -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease.

                    CORRELATION RISK -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

                    RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index.

                    LIQUIDITY RISK -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

                    NON-DIVERSIFICATION RISK -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

                    SWAP COUNTERPARTY CREDIT RISK - The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

                    In addition to these principal risks, ProFund VP Europe 30 is also subject to the risk of foreign investing, which may involve risks no typically associated with investing in U.S. securities alone:

                         Many foreign countries lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, the ProFund VP Europe 30 may not have access to adequate or reliable company information.

                         The ProFund VP Europe 30 will be subject to the market, economic and political risks of the countries where it invests or where the companies represented in its benchmark are located.

                         The value of ADRs could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

               INVESTMENT ADVISOR
               ProFund Advisors LLC

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ProFund VP     INVESTMENT OBJECTIVE
Small-Cap      Seeks daily investment results that correspond to the performance of the Russell 2000 Index.

               PRINCIPAL STRATEGIES
               Invests in securities and other financial instruments, such as futures and options on futures in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the benchmark on a daily basis.

               PRINCIPAL RISKS

                    MARKET RISK -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP should normally lose money on days when the index underlying their benchmark declines.

                    EQUITY RISK -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease.

                    CORRELATION RISK -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

                    RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index.

                    LIQUIDITY RISK -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

                    NON-DIVERSIFICATION RISK -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

                    SWAP COUNTERPARTY CREDIT RISK - The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

                    In addition to these Principal Risks, ProFund VP Small-Cap is subject to small company investment risk. The ProFund VP Small-Cap could experience greater risks than a fund which invests primarily in large capitalized, widely traded companies, such as:

                         Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

                         There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

                         Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

                         Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

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               INVESTMENT ADVISOR: ProFund Advisors LLC

THE PRUDENTIAL SERIES FUND, INC.

Jennison       INVESTMENT OBJECTIVE
               Seeks to achieve long-term growth of capital.
(Class II
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects. May invest up to 30% of total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental analysis. Investment adviser looks for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Normally invests 65% of total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

               PRINCIPAL RISKS
               Principal risks of investing in the Portfolio are: company risk, derivatives risk, foreign investment risk, management risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Derivatives are subject to a number of risks, including liquidity risk, interest rate risk, market risk, credit risk and management risk. A portfolio investing in a derivative instrument could lose more than the principal amount invested. Foreign investment risk includes: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Actively managed portfolios are subject to management risk, because there is no guarantee that the investment decisions made by the subadvisers for the portfolios will be successful. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

               INVESTMENT ADVISER: Prudential Investments LLC

               SUB-ADVISOR: Jennison Associates LLC

SP Jennison    INVESTMENT OBJECTIVE
International  Seeks long-term growth of capital.
Growth
               PRINCIPAL STRATEGIES
(Class II      Invests in equity-related securities of foreign issuers that the
Shares)        subadviser thinks will increase in value over a period of years.
               Invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, invests at least
               65% of total assets in common stock of foreign companies operating or based in at least five different countries. Looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. Also tries to buy such stocks at attractive prices in relation to their growth prospects.

               PRINCIPAL RISKS
               Significant risks of investing in the Portfolio are: company risk, credit risk, derivatives risk, foreign investment risk, interest rate risk, and market risk. Company risk refers to the risk that the price of

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Credit risk refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they are due. Derivatives are subject to interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers such as: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Differences in accounting standards and custody and settlement practices of foreign securities generally involve more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Interest rate risk refers to the risk that fixed income securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

               INVESTMENT ADVISER: Prudential Investments LLC

               SUB-ADVISOR: Jennison Associates LLC

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                        MORE INFORMATION ABOUT THE TRUSTS
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INVESTMENT MANAGEMENT FEES
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GCG TRUST
Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolio, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

AIM VARIABLE INSURANCE FUNDS
A I M Advisors, Inc. ("AIM") serves as the overall investment advisor to the AIM Variable Insurance Funds and is responsible for day-to-day management. AIM supervises all aspects of fund operations. AIM has engaged H.S. Dent Advisor, Inc. to serve as subadvisor and provide AIM with microeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations to the fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Management & Research Company (FMR) serves as the manager for each of the Fidelity Variable Insurance Products funds. Each fund pays a management fee to FMR. As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs. Affiliates assist FMR with foreign

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investments. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by each fund's average net assets throughout the month. The group fee is based on the average net assets of all the funds advised by FMR. FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class" expenses and boost its performance.

ING VARIABLE INSURANCE TRUST, ING VARIABLE PRODUCTS TRUST, ING VP BOND PORTFOLIO ING Investments, LLC ("ING") serves as the overall manager of ING Variable Insurance Trust ING Variable Products Trust and ING VP Bond Portfolio. ING supervises all aspects of the Trusts' operations and provides investment advisory services to the portfolios of the Trusts, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V. Except for agreements to reimburse certain expenses of the portfolio, ING does not bear any portfolio expenses.

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO Funds Group, Inc. ("INVESCO") serves as investment adviser for the INVESCO Variable Investment Funds, Inc. INVESCO, with its affiliated companies, directs all aspects of the management of the INVESCO Variable Investment Funds, Inc. The INVESCO Variable Investment Funds, Inc. pays INVESCO a monthly advisory fee based on the average daily net assets of each portfolio.

PIMCO VARIABLE INSURANCE TRUST
Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser to the Pioneer Variable Contracts Trust. As advisor, Pioneer selects each portfolio's investments and oversees the Portfolio's operations. The Pioneer Variable Contracts Trust pays Pioneer a monthly advisory fee from the assets of the portfolio which is based on the daily net assets of each portfolio.

PROFUNDS
ProFunds Advisors LLC serves as the investment advisor of the ProFunds. The ProFunds pay ProFunds Advisors LLC a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs.

PRUDENTIAL SERIES FUND, INC.
The Prudential Insurance Company of America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund. Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio, Prudential and PIFM engage Jennison Associates LLC to serve as sub-adviser and to provide day-to-day management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund. Each portfolio pays its own administrative costs.

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TRUST AND FUND EXPENSES
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Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2001, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2002 range from 0.54% to 2.54%.

Additionally, we may receive compensation from the investment advisors, administrators or distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

We generally receive 12b-1 fees from an investment portfolio, and/or compensation from an affiliate of an investment portfolio, for administration, distribution, or other services or cost savings attributable to our services. This compensation is usually based on portfolio assets attributable to our variable contracts; the amount varies, but may be as much as 0.50% of contract-related portfolio assets.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST OR FUND. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. IF YOU WOULD LIKE A COPY OF ANY TRUST OR FUND PROSPECTUS, PLEASE CONTACT OUR CUSTOMER SERVICE CENTER AT (800) 366-0066.

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                                   APPENDIX C
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                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fifth contract year of 15% of the contract value of $35,000. In this example, $3,500 ($35,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $5,250 ($35,000 x .15). Therefore, $1,750 ($5,250 - $3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 7% surrender charge of $122.50 ($1,750 x .07). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

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                                   APPENDIX D
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                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of Golden American, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may not offer all guaranteed interest periods on all contracts and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by Golden American, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT
You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

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TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Golden American's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS
On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

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     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.
Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS
We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION
See the prospectus for Fixed Account II.

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                                   APPENDIX E
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                             FIXED INTEREST DIVISION


A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 1999. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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                                   APPENDIX F
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          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES
                     FOR OTHER THAN MAY-2002 CONTRACT OWNERS

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000 (including credits), AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

CALCULATE THE EFFECT OF THE WITHDRAWAL

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

               The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

          2. Pro rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

               MGDB after Pro rata Withdrawal = $90,000 ($120,000 - $30,000)

               AV after Pro rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2: THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000 (including credits), AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

CALCULATE THE EFFECT OF THE WITHDRAWAL

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

               The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

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          2. Pro rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

               MGDB after Pro rata Withdrawal = $105,000 ($120,000 - $15,000)

               AV after Pro rata Withdrawal = $140,000 ($160,000 - $20,000)

EXAMPLE #3: THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000 (including credits), AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

CALCULATE THE EFFECT OF THE WITHDRAWAL

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

               The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

          2. Pro rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

               MGDB after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

               AV after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

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                                   APPENDIX G
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             DEATH BENEFITS FOR PRE-2000 AND YR-2000 CONTRACT OWNERS

Your death benefits and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you chose. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001 and May-2002 contract owners.

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase).

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

The purpose of this Appendix is to describe the death benefits and the mortality and expense risk charges applicable to contract owners in Pre-2000 and Yr-2000. The DEATH BENEFITS applicable to contract owners in Yr-2001 and May-2001 are described in Appendix H. The death benefits for contract owners in May-2002 are described in the prospectus.

The following is a description of the death benefit options for contract owners in Pre-2000 and Yr-2000. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

DEATH BENEFIT
Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     IF YOU ARE IN PRE-2000:

          1) the contract value minus any credits added within 1 year prior to death;

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          2) the total premium payments made under the Contract after subtracting any withdrawals; or

          3)   the cash surrender value.

     IF YOU ARE IN YR-2000:

          1) the contract value minus any credits added within 1 year prior to death;

          2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal;

          3)   the cash surrender value; or

          4) the total premium payments plus credits made under the Contract reduced by a pro rata adjustment for any withdrawals, minus any credits added within 1 year prior to death.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

          1) the contract value minus any credits added within 1 year prior to death;

          2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawals*;

          3)   the cash surrender value; or

          4) the enhanced death benefit minus any credits added within 1 year of death, which we determine as follows:

               IF YOU ARE IN PRE-2000:

               We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. The maximum enhanced death benefit is 2 times all premium payments and credits added, less an amount to reflect withdrawals.

               Note: The actual interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond investment portfolios will be the lesser of the 7% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the fixed account will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

               IF YOU ARE IN YR-2000:

               We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums and premium credits. Special withdrawals shall reduce the 7% Solution Enhanced Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro rata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments and credits added, adjusted to reflect withdrawals. Each accumulated initial or additional premium

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               payment and credit will continue to grow at the 7% annual effective rate until the maximum enhanced death is reached or the contract owner attains age 80, if earlier.

               Note for current Special Funds: Certain investment portfolios and the Fixed Account are designated as "Special Funds" for purposes of calculating the 7% Solution Enhanced Death Benefit. In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio. The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for Special Funds will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit for Special Funds equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Thus selecting these investment portfolios and/or the Fixed Account may limit or reduce the enhanced death benefit.

               * For contracts in Pre-2000, total premium payments made under the Contract after subtracting any withdrawals.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1) the contract value minus any credits added within 1 year prior to death;

     2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal*;

     3)   the cash surrender value; or

     4) the enhanced death benefit minus any credits added within 1 year prior to death, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount: On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium paid and credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, and then we adjust for any withdrawals on a pro-rata basis* (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. That amount becomes the new enhanced death benefit.

               * For contracts in Pre-2000, withdrawals are subtracted on a dollar for dollar, not pro-rata, basis.


Under the MAX 7 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. THE MAX 7 ENHANCED DEATH BENEFIT IS NOT AVAILABLE TO PRE-2000 CONTRACT OWNERS.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. ALL ENHANCED DEATH BENEFITS MAY NOT BE AVAILABLE IN EVERY STATE OR UNDER ALL CONTRACTS.

MORTALITY AND EXPENSE RISK CHARGE
The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge for May-2002 contract owners is shown in the Prospectus. The mortality and expense risk charge (depending on the death benefit you chose)

PP-121806
                                       G3
and the asset-based administrative charge, on an annual basis, for Pre-2000 and Yr-2000 contract owners are as follows:

---------
PRE-2000:
---------

     ------------------------------------------------------------------------------------------------------------------
                                                          STANDARD                 ENHANCED DEATH BENEFITS
                                                       DEATH BENEFIT         ANNUAL RATCHET          7% SOLUTION
     ------------------------------------------------------------------------------------------------------------------
       Mortality & Expense Risk Charge                     1.25%                  1.40%                 1.55%
       Asset-Based Administrative Charge                   0.15%                  0.15%                 0.15%
                                                           -----                  -----                 -----
           Total                                           1.40%                  1.55%                 1.70%
     ------------------------------------------------------------------------------------------------------------------

The charge is deducted each business day at the rate of .003446% (Standard); ..003863% (Annual Ratchet); or .004280% (7% Solution), respectively, for each day since the previous business day.

EXPENSE EXAMPLES FOR PRE-2000
The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually. Each example assumes election of the 7% Solution Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $86,000). Examples 1 and 2 also assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, except for the Liquid Asset and Limited Maturity Bond portfolios, where the assumed charge is 0.50% annually, and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing by 7% per year (or by 5%, the assumed net rate for Liquid Asset and Limited Maturity Bond portfolios). The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base, but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit is elected instead of the 7% Solution Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

PP-121806
                                       G4

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $120             $201              $274             $420
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $127             $223              $309             $483
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $120             $202              $276             $423
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $120             $202              $276             $423
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $120             $201              $274             $420
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $128             $226              $313             $491
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $121             $205              $280             $432
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $121             $203              $278             $428
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $112             $179              $238             $352
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $112             $179              $238             $352
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $118             $197              $267             $408
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Research                                           $118             $197              $267             $408
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $121             $203              $278             $428
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $118             $197              $267             $408
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $119             $199              $270             $413

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $124             $214              $294             $457
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $118             $195              $264             $403
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $119             $197              $268             $409
--------------------------------------------------------------------------------------------------------------------


PP-121806
                                       G5

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $122             $207              $284             $438

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $117             $193              $260             $395
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities                        $121             $203              $277             $427
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $121             $203              $277             $427
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $121             $203              $277             $427
--------------------------------------------------------------------------------------------------------------------

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Financial Services                   $120             $202              $276             $424
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $120             $202              $276             $423
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $124             $212              $291             $452
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $123             $211              $290             $450
--------------------------------------------------------------------------------------------------------------------

  THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield                                   $117             $193              $260             $395
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $116             $190              $255             $386
--------------------------------------------------------------------------------------------------------------------

  PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                                   $120             $201              $275             $422
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $121             $203              $278             $428
--------------------------------------------------------------------------------------------------------------------

  PROFUNDS
  ProFund VP Bull                                    $130             $229              $319             $501
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $129             $226              $315             $494
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $132             $237              $331             $522

  THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
  Jennison                                           $120             $201              $275             $422
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $132             $237              $332             $523
--------------------------------------------------------------------------------------------------------------------

PP-121806
                                       G6

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $40              $121              $204             $420
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $47              $143              $239             $483
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $40              $122              $206             $423
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $40              $122              $206             $423
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $40              $121              $204             $420
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $48              $146              $243             $491
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $41              $125              $210             $432
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $41              $123              $208             $428
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $32              $ 99              $168             $352
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $32              $ 99              $168             $352
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $38              $117              $197             $408
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Research                                           $38              $117              $197             $408
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $41              $123              $208             $428
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $38              $117              $197             $408
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $39              $119              $200             $413

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $44              $134              $224             $457
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $38              $115              $194             $403
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $39              $117              $198             $409
--------------------------------------------------------------------------------------------------------------------


PP-121806
                                       G7

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $42              $127              $214             $438

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $37              $113              $190             $395
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
  ING VP Growth Opportunities                        $41              $123              $207             $427
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $41              $123              $207             $427
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $41              $123              $207             $427

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                   $40              $122              $206             $424
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $40              $122              $206             $423
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $44              $132              $221             $452
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $43              $131              $220             $450

  THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield                                   $37              $113              $190             $395
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $36              $110              $185             $386

  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                   $40              $121              $205             $422
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $41              $123              $208             $428

  PROFUNDS
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                                    $50              $149              $249             $501
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $49              $146              $245             $494
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $52              $157              $261             $522

  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $40              $121              $205             $422
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $52              $157              $262             $523
--------------------------------------------------------------------------------------------------------------------

PP-121806
                                       G8

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $109             $168              $221             $319
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $109             $169              $221             $320
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $109             $168              $221             $319
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $117             $191              $258             $392
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $109             $168              $221             $319
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $109             $168              $221             $319
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $109             $170              $223             $324
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $109             $170              $223             $324
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $109             $169              $221             $320
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $118             $194              $263             $401
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $109             $168              $221             $319
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $110             $173              $228             $334
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $110             $172              $226             $329
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $109             $168              $221             $319
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $104             $154              $196             $271
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $104             $154              $196             $271
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $108             $165              $215             $307
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Research                                           $108             $165              $215             $307
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $110             $172              $226             $329
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $108             $165              $215             $307
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $108             $167              $218             $313

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $113             $182              $243             $362
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $107             $163              $211             $301
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $108             $165              $215             $308
--------------------------------------------------------------------------------------------------------------------


PP-121806
                                       G9

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $111             $175              $232             $341

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $106             $160              $207             $293
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
  ING VP Growth Opportunities                        $110             $171              $225             $328
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $110             $171              $225             $328
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $110             $171              $225             $328

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                   $109             $170              $224             $325
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $109             $170              $223             $324
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $113             $180              $240             $357
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $113             $180              $239             $355

  THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield                                   $106             $160              $207             $293
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $105             $157              $202             $282

  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                   $109             $169              $222             $322
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $110             $172              $226             $329

  PROFUNDS
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                                    $119             $198              $269             $412
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $118             $195              $265             $404
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $122             $206              $282             $436

  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $109             $169              $222             $322
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------

PP-121806
                                      G10

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $29              $ 88              $151             $319
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $29              $ 89              $151             $320
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $29              $ 88              $151             $319
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $37              $111              $188             $392
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $29              $ 88              $151             $319
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $29              $ 88              $151             $319
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $29              $ 90              $153             $324
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $29              $ 90              $153             $324
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $29              $ 89              $151             $320
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $38              $114              $193             $401
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $29              $ 88              $151             $319
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $30              $ 93              $158             $334
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $30              $ 92              $156             $329
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $29              $ 88              $151             $319
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $24              $ 74              $126             $271
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $24              $ 74              $126             $271
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $28              $ 85              $145             $307
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Research                                           $28              $ 85              $145             $307
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $30              $ 92              $156             $329
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $28              $ 85              $145             $307
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $28              $ 87              $148             $313

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $33              $102              $173             $362
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $27              $ 83              $141             $301
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $28              $ 85              $145             $308
--------------------------------------------------------------------------------------------------------------------


PP-121806
                                      G11

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $31              $ 95              $162             $341

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $26              $ 80              $137             $293
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities                        $30              $ 91              $155             $328
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $30              $ 91              $155             $328
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $30              $ 91              $155             $328
--------------------------------------------------------------------------------------------------------------------

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Financial Services                   $29              $ 90              $154             $325
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $29              $ 90              $153             $324
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $33              $100              $170             $357
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $33              $100              $169             $355
--------------------------------------------------------------------------------------------------------------------

  THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield                                   $26              $ 80              $137             $293
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $25              $ 77              $132             $282
--------------------------------------------------------------------------------------------------------------------

  PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                                   $29              $ 89              $152             $322
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $30              $ 92              $156             $329
--------------------------------------------------------------------------------------------------------------------

  PROFUNDS
  ProFund VP Bull                                    $39              $118              $199             $412
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $38              $115              $195             $404
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $42              $126              $212             $436

  THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
  Jennison                                           $29              $ 89              $152             $322
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------

PP-121806
                                      G12

--------
Yr-2000:
--------

   ------------------------------------------------------------------------------------------------------------------------
                                                         STANDARD                          ENHANCED DEATH BENEFITS
                                                       DEATH BENEFIT         ANNUAL RATCHET      7% SOLUTION      MAX 7
   ------------------------------------------------------------------------------------------------------------------------
    Mortality & Expense Risk Charge                        1.30%                 1.45%              1.65%         1.75%
    Asset-Based Administrative Charge                      0.15%                 0.15%              0.15%         0.15%
                                                           -----                 -----              -----         -----
        Total                                              1.45%                 1.60%              1.80%         1.90%
   ------------------------------------------------------------------------------------------------------------------------

The charge is deducted each business day at the rate of .003585% (Standard); ..004002% (Annual Ratchet); 004558% (7% Solution); or .004837% (Max 7),
respectively, for each day since the previous business day.

EXPENSE EXAMPLES FOR YR-2000
The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $86,000). In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, except for the Liquid Asset and Limited Maturity Bond portfolios, where the charge is 0.50% annually, and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing by 7% per year (or by 5%, the assumed net rate for Liquid Asset and Limited Maturity Bond portfolios). The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit, the Annual Ratchet Enhanced Benefit or the 7% Solution Enhanced Death Benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

PP-121806
                                      G13

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $122             $207              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $129             $228              $318             $499
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $122             $207              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $130             $231              $323             $507
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $123             $211              $290             $450
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $123             $209              $288             $445
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $114             $185              $248             $371
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $114             $185              $248             $371
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $120             $203              $277             $426
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Research                                           $120             $203              $277             $426
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $123             $209              $288             $445
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $120             $203              $277             $426
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $121             $205              $280             $431

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $126             $219              $304             $474
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND

  Fidelity VIP Equity-Income                         $120             $201              $275             $422
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $121             $204              $279             $430
--------------------------------------------------------------------------------------------------------------------


PP-121806
                                      G14

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $124             $213              $293             $456

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities                        $123             $209              $287             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $123             $209              $287             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $123             $209              $287             $444
--------------------------------------------------------------------------------------------------------------------

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Financial Services                   $122             $208              $286             $442
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $126             $218              $301             $469
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $125              $217             $300             $467
--------------------------------------------------------------------------------------------------------------------

  THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield                                   $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $118             $196              $265             $404
--------------------------------------------------------------------------------------------------------------------

  PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                                   $122             $207              $284             $439
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $123             $209              $288             $445
--------------------------------------------------------------------------------------------------------------------

  PROFUNDS
  ProFund VP Bull                                    $132             $235              $328             $517
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $131             $232              $324             $510
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $134             $243              $340             $538

  THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
  Jennison                                           $122             $207              $284             $439
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $134             $243              $341             $538
--------------------------------------------------------------------------------------------------------------------

PP-121806
                                      G15

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $42              $127              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $49              $148              $248             $499
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $42              $127              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $50              $151              $253             $507
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $43              $131              $220             $450
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $43              $129              $218             $445
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $34              $105              $178             $371
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $34              $105              $178             $371
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $40              $123              $207             $426
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Research                                           $40              $123              $207             $426
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $43              $129              $218             $445
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $40              $123              $207             $426
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $41              $125              $210             $431

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $46              $139              $234             $474
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $40              $121              $205             $422
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $41              $124              $209             $430
--------------------------------------------------------------------------------------------------------------------


PP-121806
                                      G16

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $44              $133              $223             $456

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
  ING VP Growth Opportunities                        $43              $129              $217             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $43              $129              $217             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $43              $129              $217             $444

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                   $42              $128              $216             $442
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $46              $138              $231             $469
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $45              $137              $230             $467

  THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield                                   $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $38              $116              $195             $404

  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                   $42              $127              $214             $439
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $43              $129              $218             $445

  PROFUNDS
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                                    $52              $155              $258             $517
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $51              $152              $254             $510
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $54              $163              $270             $538
--------------------------------------------------------------------------------------------------------------------

  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $42              $127              $214             $439
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $54              $163              $271             $538
--------------------------------------------------------------------------------------------------------------------

PP-121806
                                      G17

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $111             $175              $231             $340
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $119             $197              $268             $410
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $111             $175              $231             $340
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $112             $179              $239             $354
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $112             $178              $236             $349
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $106             $160              $207             $292
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $106             $160              $207             $292
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $110             $171              $225             $327
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Research                                           $110             $171              $225             $327
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $112             $178              $236             $349
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $110             $171              $225             $327
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $110             $173              $228             $333

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $115             $188              $253             $381
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $109             $169              $222             $322
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $110             $172              $227             $331
--------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------

PP-121806
                                      G18

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $113             $181              $242             $361

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
  ING VP Growth Opportunities                        $112             $177              $236             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $112             $177              $236             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $112             $177              $236             $348

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                   $112             $176              $234             $345
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $115             $186              $250             $376
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $115             $186              $249             $374

  THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield                                   $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $107             $163              $213             $303

  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                   $111             $176              $232             $342
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $112             $178              $236             $349

  PROFUNDS
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                                    $121             $204              $279             $430
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $120             $201              $275             $422
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $124             $212              $292             $453
--------------------------------------------------------------------------------------------------------------------

  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $111             $176              $232             $342
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $124             $212              $292             $454
--------------------------------------------------------------------------------------------------------------------

PP-121806
                                      G19

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $31              $ 95              $161             $340
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $39              $117              $198             $410
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $33              $102              $174             $363
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $31              $ 95              $161             $340
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $33              $102              $174             $363
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $33              $102              $174             $363
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $32              $ 99              $169             $354
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $32              $ 98              $166             $349
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $26              $ 80              $137             $292
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $26              $ 80              $137             $292
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $33              $102              $174             $363
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $30              $ 91              $155             $327
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Research                                           $30              $ 91              $155             $327
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $32              $ 98              $166             $349
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $30              $ 91              $155             $327
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $30              $ 93              $158             $333

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $35              $108              $183             $381
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $29              $ 89              $152             $322
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $30              $ 92              $157             $331
--------------------------------------------------------------------------------------------------------------------


PP-121806
                                      G20

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $33              $101              $172             $361

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities                        $32              $ 97              $166             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $32              $ 97              $166             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $32              $ 97              $166             $348
--------------------------------------------------------------------------------------------------------------------

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Financial Services                   $32              $ 96              $164             $345
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $35              $106              $180             $376
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $35              $106              $179             $374
--------------------------------------------------------------------------------------------------------------------

  THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield                                   $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $27              $ 83              $143             $303
--------------------------------------------------------------------------------------------------------------------

  PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                                   $31              $ 96              $162             $342
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $32              $ 98              $166             $349
--------------------------------------------------------------------------------------------------------------------

  PROFUNDS
  ProFund VP Bull                                    $41              $124              $209             $430
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $40              $121              $205             $422
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $44              $132              $222             $453

  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $31              $ 96              $162             $342
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $44              $132              $222             $454
--------------------------------------------------------------------------------------------------------------------

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT. EXAMPLES ASSUME THAT ANY CONTRACTUAL EXPENSE WAIVERS OR REIMBURSEMENTS REMAIN IN EFFECT FOR ALL PERIODS SHOWN.

PP-121806
                                      G21

DEATH BENEFIT FOR EXCLUDED FUNDS FOR PRE-2000 AND YR-2000
We have designated certain investment portfolios as "Excluded Funds." Excluded Funds include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium, credits, or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium, credits or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

PP-121806
                                      G22

--------------------------------------------------------------------------------
                                   APPENDIX H
--------------------------------------------------------------------------------

             DEATH BENEFITS FOR YR-2001 AND MAY-2001 CONTRACT OWNERS

Your death benefits and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you chose. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001 and May-2002 contract owners.

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase).

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

The following is a description of the death benefit options for contract owners in Yr-2001 and May-2001. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. As used in this Appendix H, "Non-Special Funds" has the same meaning as "Covered Funds" in the prospectus.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1) the contract value less any credits added within 1 year prior to death; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the sum of:

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

PP-121806
                                       H1

     1) the initial premium payment and credits allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments and credits and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

     In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT is the total premium payments and credits made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the greatest of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums and credits, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

     2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums and credits are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special

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Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and
(c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greatest of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium and credit allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium and credit allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, credits, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

     4)   for  Special  Funds,  adjusted on each  anniversary  that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, credits, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

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Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

DEATH BENEFITS FOR EXCLUDED FUNDS
We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium, credits, or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum

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guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

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                                   APPENDIX I
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                OPTIONAL RIDER BENEFITS FOR PRE-2000 AND YR-2000
                                 CONTRACT OWNERS

The following is a description of the optional rider benefits for Pre-2000 and Yr-2000 contract owners who elected an optional rider benefit.

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. IF YOU NEVER INVEST IN EXCLUDED FUNDS, YOUR RIDER BENEFITS WILL BE UNAFFECTED. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER BENEFITS
For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, any guarantee of an optional rider benefit does not apply to those amounts. The optional rider benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

For each rider benefit component contained in your rider, a corresponding component will be created for allocations to Excluded Funds. Transfers from Excluded Funds to Non-Excluded funds will reduce all rider benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed rider benefit, the resulting increase in the Non-Excluded Funds rider benefit component will equal the lesser of the reduction in the rider benefit component for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed benefit will equal the reduction in the maximum guaranteed benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds rider benefit component on a pro rata basis. The resulting increase in the rider benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds benefit.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

OPTIONAL RIDER BENEFIT

A. MINIMUM GUARANTEED ACCUMULATION BENEFIT ("MGAB"). We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period

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               after your rider date, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

               ONLY PREMIUMS AND CREDITS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

               If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums and credits added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

               For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE MGAB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

               If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.

     2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

B. MINIMUM GUARANTEED INCOME BENEFIT ("MGIB"). On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under

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          provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium and credit, plus any additional premiums and credits added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Premiums and credits paid less than 5 years prior to the earliest MGIB Benefit Date are excluded from the MGIB Base.

          (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any eligible premiums and credits added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Eligible additional premium payments and credits are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums and credits paid after the 5th rider anniversary are excluded from the MGIB Base.

          (iii)For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund. THE MGIB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGIB benefit.

               Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro rata to the percentage of the contract value withdrawn.

               We offer a 7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate. The MGIB Base Rate is an annual effective rate. The MGIB Base is subject to the MGIB Base Maximum.

               The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums and credits, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date.

     2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

          Two MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

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C. MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account is greater than zero;

          (iii)your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

          (i)  your MGWB Withdrawal Account is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii)you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of

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(i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

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                                   APPENDIX J
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        OPTIONAL RIDER BENEFITS FOR YR-2001 AND MAY-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 and May-2001 contract owners who elected an optional rider benefit.

We may be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment and credit, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

          If you purchased the MGAB rider on the contract date, and

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          (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium and credits, plus any additional premium and credits added to your Contract during the 2-year period after your rider date reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium and credits, plus any additional premium and credits added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

     If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

     Only premiums and credits added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments and credits you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

     Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

               Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

               Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

     2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows: For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

     3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

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     4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay and credits added during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

          (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

          (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

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          (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of
          (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

          The MGIB Base is equal to the lesser of (i) and (ii) where:

          (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums and credits added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the MGIB Base Maximum, and at 0% thereafter; and

          (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

          Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

          The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

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     2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

     3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

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THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

          (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

          (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums and credits received that day, and any subsequent premium payments and credits received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account

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allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account or the floor is greater than zero;

          (iii)your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

          (i)  your MGWB Withdrawal Account or the floor is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii)you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not

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provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

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                                       ING

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.
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PP-121806  Premium Plus                                             05/01/2002

ING

GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

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                                   PROFILE OF

                          GOLDENSELECT PREMIUM PLUS(R)
                                    FEATURING
                               THE GALAXY VIP FUND

            DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY CONTRACT

                                   MAY 1, 2002

     ----------------------------------------------------------------------
     This Profile is a summary of some of the more important points that you should know and consider before purchasing the Contract. The Contract is more fully described in the full prospectus which accompanies this Profile. Please read the prospectus carefully.
     ----------------------------------------------------------------------

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1.   THE ANNUITY CONTRACT
The Contract offered in this prospectus is a deferred combination variable and fixed annuity contract between you and Golden American Life Insurance Company. It is offered exclusively to customers of Fleet Financial Group, Inc. and its affiliates. The Contract features a minimum 4% credit to each premium you pay. The Contract provides a means for you to invest on a tax-deferred basis in (i) one or more of the mutual fund investment portfolios through our Separate Account B and/or (ii) in a Fixed Account of Golden American with guaranteed interest periods. The mutual fund portfolios are listed below. The Fixed Account is described in Appendix D and in a separate prospectus titled Fixed Account II. Generally, the investment portfolios are designed to offer a better return than the fixed account. However, this is NOT guaranteed. You may not make any money, and you can even lose the money you invest.

The Contract offers a choice of death benefit options. You may choose the Standard Death Benefit or one of the enhanced death benefit options, described below. Your choice of death benefit will affect your mortality and expense risk charge. Subject to state availability, you may also elect, for an additional charge, an earnings multiplier benefit rider. Please see below for a description of the applicable charge. The

GPP-121808                                                  PREMIUM PLUS PROFILE
earnings multiplier benefit rider provides a separate death benefit in addition to the death benefit option you select. For a description of the earnings multiplier benefit rider, please see page 12. To find out about availability, check with our Customer Service Center.

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001, and May-2002 contract owners. If you currently are a contract owner, the category of your contract is indicated in the cover letter which accompanies this prospectus. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase);

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase);

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

Other than as specifically noted, this Profile and Prospectus describe the benefits applicable to all categories of contract owners.

Subject to state availability, you may also elect, for an additional charge, one of three optional riders offering specified benefits featured in the prospectus for the contract. The optional benefit riders can provide protection under certain circumstances in the event that unfavorable investment performance has lowered your contract value below certain targeted growth. These riders do not guarantee the performance of your investment portfolios. Separate charges are assessed for the optional riders. See "Optional Benefit Rider Charges" and "Other Information - Optional Riders" in this Profile. You should carefully analyze and completely evaluate each rider before you purchase any. Be aware that the benefit provided by any of the riders will be affected by certain later actions you may take -- such as withdrawals and transfers. The riders are not available to Contracts issued before January 1, 2000. To find out about availability, check with our Customer Service Center.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the date on which you start receiving the annuity payments under your Contract. The amounts you accumulate during the accumulation phase will determine the amount of annuity payments you will receive. The income phase

GPP-121808                                                  PREMIUM PLUS PROFILE
begins on the annuity start date, which is the date you start receiving regular annuity payments from your Contract. You determine (1) the amount and frequency of premium payments, (2) the investments, (3) transfers between investments, (4) the type of annuity to be paid after the accumulation phase, (5) the beneficiary who will receive the death benefits, (6) the type of death benefit, and (7) the amount and frequency of withdrawals.

2.   YOUR ANNUITY PAYMENTS (THE INCOME PHASE)
Annuity payments are the periodic payments you will begin receiving on the annuity start date. You may choose one of the following annuity payment options:

     -------------------------------------------------------------------------------------------
                                           ANNUITY OPTIONS
     -------------------------------------------------------------------------------------------
     Option 1        Income for a        Payments are made for a specified  number of years to
                     fixed period        you or your beneficiary.
     -------------------------------------------------------------------------------------------
     Option 2        Income for life     Payments are made for the rest of your  life or longer
                     with a period       for a specified  period such as 10 or 20 years or until
                     certain             the total amount used to buy this option has been
                                         repaid. This option comes with an added guarantee
                                         that payments will continue to your beneficiary for
                                         the remainder of such period if you should die during
                                         the period.
     -------------------------------------------------------------------------------------------
     Option 3        Joint life income   Payments are made for your life and the life of
                                         another person (usually your spouse).
     -------------------------------------------------------------------------------------------
     Option 4        Annuity plan        Any other annuitization plan that we choose to offer
                                         on the annuity start date.
     -------------------------------------------------------------------------------------------

Annuity payments under Options 1, 2 and 3 are fixed. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the Investment Company Act of 1940, it will comply with the requirements of such Act. Once you elect an annuity option and begin to receive payments, it cannot be changed.

3.   PURCHASE (BEGINNING OF THE ACCUMULATION PHASE)
You may purchase the Contract with an initial payment of $10,000 or more ($1,500 for a qualified Contract) up to and including age 85. You may make additional payments of $500 or more ($50 for a qualified Contract) at any time before you turn 85 during the accumulation phase. Under certain circumstances, we may waive the minimum initial and additional premium payment requirement. Any initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval. Each time you make a premium payment, we will add a credit of at least 4% of each premium payment to your contract value. Within 1 year after any credit is added, it may be deducted from your contract value under certain circumstances which are described in the prospectus for the Contract. After 1 year, a credit added to your contract value becomes permanent.

THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT.

Replacing your existing annuity contract(s) with the Contract may not be beneficial to you. Your existing contract may be subject to fees or penalties on surrender.

GPP-121808                                                  PREMIUM PLUS PROFILE

Who may purchase this Contract? Contracts offered by the prospectus accompanying this Profile are available only to customers of Fleet Boston Financial corporation and its affiliates. The Contract may be purchased by individuals as part of a personal retirement plan (a "non-qualified Contract"), or as a Contract that qualifies for special tax treatment when purchased as either an Individual Retirement Annuity (IRA) or in connection with a qualified retirement plan (each a "qualified Contract").

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other benefits including death benefits and the ability to receive a lifetime income. See "Expenses" in this profile.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

Replacing your existing annuity contract(s) with the Contract may not be beneficial to you. Your existing Contract may be subject to fees or penalties on surrender.

4.   THE INVESTMENT PORTFOLIOS
You can direct your money, and the credit we add, into (1) the fixed account with guaranteed interest periods 1, 3, 5, 7 and 10 years (subject to availability), and/or (2) into any one or more of the following the mutual fund investment portfolios through our Separate Account B. Keep in mind that while an investment in the fixed account earns a fixed interest rate, an investment in any investment portfolio, depending on market conditions, may cause you to make or lose money. The investment portfolios available under your Contract are:

GPP-121808                                                  PREMIUM PLUS PROFILE
                                       4

    THE GCG TRUST
      All Cap Series                             Global Franchise Series (S Class)        Liquid Asset Series
      Asset Allocation Growth Series             Growth Series                            Managed Global Series
      Capital Appreciation Series                Hard Assets Series                       Mid-Cap Growth Series
      Capital Growth Series                      International Enhanced EAFE              Real Estate Series
      Capital Guardian Small Cap Series          Series (S Class)                         Research Series
      Core Bond Series                           International Equity Series              Special Situations Series
      Developing World Series                    Internet Tollkeeper* Series              Strategic Equity Series
      Diversified Mid-Cap Series                 Investors Series                         Total Return Series
      Equity Growth Series (S Class)             J.P. Morgan Fleming Small                Value Equity Series
      Equity Income Series                       Cap Equity Series (S Class)           Van Kampen Growth and
      Focus Value Series (S Class)               Janus Growth and Income Series              Income Series (formerly
      Fully Managed Series                       Large Cap Value Series                      Rising Dividends)
      Fundamental Growth Focus                   Limited Maturity Bond Series
      Series (S Class)
                                                                  INVESCO VARIABLE INVESTMENT FUNDS, INC.
    AIM VARIABLE INSURANCE FUNDS                                    INVESCO VIF-- Financial Services Fund
      AIM V.I. Dent Demographic Trends Fund (Class II               INVESCO VIF-- Health Sciences Fund
         Shares)                                                    INVESCO VIF-- Leisure Fund
                                                                    INVESCO VIF-- Utilities Fund
    FIDELITY VARIABLE INSURANCE PRODUCTS FUND
      Fidelity VIP Growth Portfolio (Service Class 2)               THE PIMCO VARIABLE INSURANCE TRUST
      Fidelity VIP Equity-Income Portfolio (Service Class 2)           PIMCO High Yield Portfolio
                                                                       PIMCO StocksPLUS Growth and Income Portfolio

    ING VARIABLE INSURANCE TRUST                                    PROFUNDS VP
      (FORMERLY PILGRIM VARIABLE INSURANCE TRUST)                      ProFund VP Bull
      ING  VP Worldwide Growth Portfolio (Service Shares)              ProFund VP Europe 30
         (formerly Pilgrim VIT Worldwide Growth Portfolio)             ProFund VP Small-Cap

    ING VP BOND PORTFOLIO                                           PRUDENTIAL SERIES FUND, INC.
      ING VP Bond Portfolio (Class S Shares)                           Jennison Portfolio (Class II Shares)
                                                                       SP Jennison International Growth Portfolio
    ING VARIABLE PRODUCTS TRUST                                           (Class II Shares)
      (FORMERLY ING VARIABLE PRODUCTS TRUST)
      ING  VP Growth Opportunities Portfolio (Service
         Shares)
         (formerly Pilgrim VP Growth Opportunities Portfolio)
      ING  VP MagnaCap Portfolio (Service Shares)
         (formerly Pilgrim VP MagnaCap Portfolio
      ING  VP SmallCap Opportunities Portfolio
         (Service Shares)
         (formerly Pilgrim VP SmallCap Opportunities Portfolio)


Internet TollkeeperSM is a service mark of Goldman, Sachs & Co.


GPP-121808                                                  PREMIUM PLUS PROFILE

FUND CATEGORIES: For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1)   Covered Funds;

     2)   Special Funds; and

     3)   Excluded Funds.

For more detailed information, please see "Covered Funds, Special Funds and Excluded Funds" in the prospectus.

In addition, we may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. For more detailed information, see "Restricted Funds" in the prospectus for the Contract.

5.   EXPENSES
The Contract has insurance features and investment features, and there are charges related to each. For the insurance features, the Company deducts a mortality and expense risk charge, an asset-based administrative charge and an annual contract administrative charge of $40. We deduct the mortality and expense risk charge and the asset-based administrative charges daily directly from your contract value in the investment portfolios. The mortality and expense risk charge for May-2002 contract owners (depending on the death benefit you choose) and the asset-based administrative charge, on an annual basis, are as follows:

   ------------------------------------------------------------------------------------------------------------------------
                                                         Standard                        Enhanced Death Benefits
                                                       Death Benefit         Annual Ratchet      7% Solution      Max 7
   ------------------------------------------------------------------------------------------------------------------------
    Mortality & Expense Risk Charge                        1.30%                 1.55%              1.65%         1.75%
    Asset-Based Administrative Charge                      0.15%                 0.15%              0.15%         0.15%
                                                           -----                 -----              -----         -----
       Total                                               1.45%                 1.70%              1.80%         1.90%
   ------------------------------------------------------------------------------------------------------------------------

Please see the Appendices in the prospectus for a description of the mortality and expense risk charges for other contract owners.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGES
If you choose to purchase the earnings multiplier benefit rider, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charge directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, the rider charge will be deducted from the fixed account. The quarterly rider charge is 0.075% of the contract value (0.30% annually).

OPTIONAL BENEFIT RIDER CHARGES
If you choose to purchase one of the other optional benefit riders we offer, we will deduct a separate quarterly charge for the rider on each quarterly contract anniversary and pro rata when the rider terminates. We deduct the rider charges directly from your contract value in the investment portfolios; if the value in the investment portfolios is insufficient, rider charges will be deducted from the fixed account. The rider charges are as follows:

GPP-121808                                                  PREMIUM PLUS PROFILE

     Minimum Guaranteed Accumulation Benefit (MGAB) rider
              Waiting Period                         Quarterly Charge
              --------------                         ----------------
              10 Year..........................      0.125% of the MGAB Charge Base*(0.50% annually)
              20 Year..........................      0.125% of the MGAB Charge Base (0.50% annually)

     Minimum Guaranteed Income Benefit (MGIB) rider
              MGIB Rate                              Quarterly Charge
              ---------                              ----------------
              7%...............................      0.125% of the MGIB Charge Base*  (0.50% annually)

     Minimum Guaranteed Withdrawal Benefit (MGWB) rider
              Quarterly Charge
              ----------------
              0.125% of the MGWB Eligible Payment Amount* (0.50% annually)

     *    See prospectus for a description.

Each investment portfolio has charges for investment management fees and other expenses. These charges, which vary by investment portfolio, currently range from 0.55% to 1.86% annually (see following table) of the portfolio's average daily net asset balance.

If you withdraw money from your Contract, or if you begin receiving annuity payments, we may deduct a premium tax of 0%-3.5% to pay to your state.

We deduct a surrender charge if you surrender your Contract or withdraw an amount exceeding the free withdrawal amount. The free withdrawal amount in any year is 10% of your contract value on the date of the withdrawal less any prior withdrawals during that contract year. The following table shows the schedule of the surrender charge that will apply. The surrender charge is a percent of each premium payment withdrawn.

     COMPLETE YEARS ELAPSED      0    1    2    3    4    5    6    7    8    9+
         SINCE PREMIUM PAYMENT
     SURRENDER CHARGE            8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

The following table is designed to help you understand the Contract charges. The "Total Annual Insurance Charges" column is divided into two: One part reflects the maximum mortality and expense risk charge (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge, the annual contract administrative charge as 0.03% (based on an average contract value of $120,000), the earnings multiplier benefit rider charge of 0.30%, and the highest optional rider charge assumed to be 0.75%, where the rider base is equal to the initial premium and increases by 7% each year. The second part reflects the same insurance charges, but without any rider charges. The "Total Annual Investment Portfolio Charges" column reflects the portfolio charges for each portfolio and is based on actual expenses as of December 31, 2001, except for (i) portfolios that commenced operations during 2001 or 2002 where the charges have been estimated, and (ii) newly formed portfolios where the charges have been estimated. The column "Total Annual Charges" reflects the sum of the previous two columns. The columns under the heading "Examples" show you how much you would pay under the Contract for a 1-year period and for a 10-year period.

As required by the Securities and Exchange Commission, the examples assume that you invested $1,000 and received a $40 credit in a Contract that earns 5% annually and that you withdraw your money at the end of Year 1 or at the end of Year 10 (based on the Max 7 Enhanced Death Benefit). For Years 1 and 10, the examples show the total annual charges assessed during that time and assume that you have elected the Max 7 Enhanced Death Benefit. For these examples, the premium tax is assumed to be 0%.

GPP-121808                                                  PREMIUM PLUS PROFILE

---------------------------------------------------------------------------------------------------------------------------
                                                                                                    EXAMPLES:
                                                                                                    ---------
                              TOTAL ANNUAL                         TOTAL ANNUAL            TOTAL CHARGES AT THE END OF:
                            INSURANCE CHARGES                         CHARGES              1 YEAR              10 YEARS
                            ----------------                      ---------------    -----------------     ----------------
                             WITH       W/O      TOTAL ANNUAL      WITH      W/O       WITH       W/O       WITH       W/O
                              THE       ANY       INVESTMENT        THE      ANY        THE       ANY        THE       ANY
                             RIDER     RIDER       PORTFOLIO       RIDER    RIDER      RIDER     RIDER      RIDER     RIDER
  INVESTMENT PORTFOLIO      CHARGES   CHARGE        CHARGES       CHARGES  CHARGE     CHARGES   CHARGE     CHARGES   CHARGE
---------------------------------------------------------------------------------------------------------------------------

THE GCG TRUST
  All Cap                    2.98%    1.93%          1.01%        3.99%     2.94%      $122      $111       $437      $339
---------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation       2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Capital Growth             2.98%    1.93%          1.02%        4.00%     2.95%      $122      $111       $437      $340
---------------------------------------------------------------------------------------------------------------------------
  Capital Guardian
    Small Cap                2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Core Bond                  2.98%    1.93%          1.01%        3.99%     2.94%      $122      $111       $437      $339
---------------------------------------------------------------------------------------------------------------------------
  Developing World           2.98%    1.93%          1.76%        4.74%     3.69%      $129      $119       $499      $410
---------------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap        2.98%    1.93%          1.01%        3.99%     2.94%      $122      $111       $437      $339
---------------------------------------------------------------------------------------------------------------------------
  Equity Growth              2.98%    1.93%          1.01%        3.99%     2.94%      $122      $111       $437      $339
---------------------------------------------------------------------------------------------------------------------------
  Equity Income              2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Focus Value                2.98%    1.93%          1.06%        4.04%     2.99%      $122      $111       $441      $344
---------------------------------------------------------------------------------------------------------------------------
  Fully Managed              2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Fundamental Growth         2.98%    1.93%          1.06%        4.04%     2.99%      $122      $111       $441      $344
---------------------------------------------------------------------------------------------------------------------------
  Global Franchise           2.98%    1.93%          1.26%        4.24%     3.19%      $124      $113       $458      $363
---------------------------------------------------------------------------------------------------------------------------
  Growth                     2.98%    1.93%          1.02%        4.00%     2.95%      $122      $111       $437      $340
---------------------------------------------------------------------------------------------------------------------------
  Hard Assets                2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  International Enhanced
    EAFE                     2.98%    1.93%          1.26%        4.24%     3.19%      $124      $113       $458      $363
---------------------------------------------------------------------------------------------------------------------------
  International Equity       2.98%    1.93%          1.26%        4.24%     3.19%      $124      $113       $458      $363
---------------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper        2.98%    1.93%          1.86%        4.84%     3.79%      $130      $120       $507      $419
---------------------------------------------------------------------------------------------------------------------------
  Investors                  2.98%    1.93%          1.01%        3.99%     2.94%      $122      $111       $437      $339
---------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming
    Small Cap Equity         2.98%    1.93%          1.16%        4.14%     3.09%      $123      $112       $450      $354
---------------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income    2.98%    1.93%          1.11%        4.09%     3.04%      $123      $112       $445      $349
---------------------------------------------------------------------------------------------------------------------------
  Large Cap Value            2.98%    1.93%          1.01%        3.99%     2.94%      $122      $111       $437      $339
---------------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond      2.98%    1.93%          0.54%        3.52%     2.47%      $114      $106       $366      $292
---------------------------------------------------------------------------------------------------------------------------
  Liquid Asset               2.98%    1.93%          0.54%        3.52%     2.47%      $114      $106       $366      $292
---------------------------------------------------------------------------------------------------------------------------
  Managed Global             2.98%    1.93%          1.26%        4.24%     3.19%      $124      $113       $458      $363
---------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth             2.98%    1.93%          0.89%        3.87%     2.82%      $120      $110       $426      $327
---------------------------------------------------------------------------------------------------------------------------
  Real Estate                2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Research                   2.98%    1.93%          0.89%        3.87%     2.82%      $120      $110       $426      $327
---------------------------------------------------------------------------------------------------------------------------
  Special Situations         2.98%    1.93%          1.11%        4.09%     3.04%      $123      $112       $445      $349
---------------------------------------------------------------------------------------------------------------------------
  Strategic Equity           2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Total Return               2.98%    1.93%          0.89%        3.87%     2.82%      $120      $110       $426      $327
---------------------------------------------------------------------------------------------------------------------------
  Value Equity               2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333
---------------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth
     and Income              2.98%    1.93%          0.95%        3.93%     2.88%      $121      $110       $431      $333

AIM VARIABLE INSURANCE FUND
---------------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent
    Demographic
    Trends Fund              2.98%    1.93%          1.45%        4.43%     3.38%      $126      $115       $474      $381
---------------------------------------------------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-
    Income                   2.98%    1.93%          0.84%        3.82%     2.77%      $120      $109       $422      $322
---------------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth        2.98%    1.93%          0.93%        3.91%     2.86%      $121      $110       $430      $331
---------------------------------------------------------------------------------------------------------------------------

GPP-121808                                                  PREMIUM PLUS PROFILE
                                       8

---------------------------------------------------------------------------------------------------------------------------
                                                                                                    EXAMPLES:
                                                                                                    ---------
                              TOTAL ANNUAL                         TOTAL ANNUAL            TOTAL CHARGES AT THE END OF:
                            INSURANCE CHARGES                         CHARGES              1 YEAR              10 YEARS
                            ----------------                      ---------------    -----------------     ----------------
                             WITH       W/O      TOTAL ANNUAL      WITH      W/O       WITH       W/O       WITH       W/O
                              THE       ANY       INVESTMENT        THE      ANY        THE       ANY        THE       ANY
                             RIDER     RIDER       PORTFOLIO       RIDER    RIDER      RIDER     RIDER      RIDER     RIDER
  INVESTMENT PORTFOLIO      CHARGES   CHARGE        CHARGES       CHARGES  CHARGE     CHARGES   CHARGE     CHARGES   CHARGE
---------------------------------------------------------------------------------------------------------------------------

THE GALAXY VIP FUND
  Asset Allocation           2.98%    1.93%          1.03%        4.01%     2.96%      $122      $111       $438      $341
---------------------------------------------------------------------------------------------------------------------------
  Equity                     2.98%    1.93%          1.02%        4.00%     2.95%      $122      $111       $437      $340
---------------------------------------------------------------------------------------------------------------------------
  Growth and Income          2.98%    1.93%          1.42%        4.40%     3.35%      $126      $115       $472      $379
---------------------------------------------------------------------------------------------------------------------------
  High Quality Bond          2.98%    1.93%          1.07%        4.05%     3.00%      $122      $112       $442      $345
---------------------------------------------------------------------------------------------------------------------------
  Small Company Growth       2.98%    1.93%          2.54%        5.52%     4.47%      $137      $127       $559      $477

ING VARIABLE INSURANCE TRUST
---------------------------------------------------------------------------------------------------------------------------
  ING VP Worldwide
    Growth                   2.98%    1.93%          1.23%        4.21%     3.16%      $124      $113       $456      $361
---------------------------------------------------------------------------------------------------------------------------

ING VARIABLE PRODUCTS TRUST
---------------------------------------------------------------------------------------------------------------------------
  ING VP Growth
    Opportunities            2.98%    1.93%          1.10%        4.08%     3.03%      $123      $112       $444      $348
---------------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap            2.98%    1.93%          1.10%        4.08%     3.03%      $123      $112       $444      $348
---------------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap
    Opportunities            2.98%    1.93%          1.10%        4.08%     3.03%      $123      $112       $444      $348
---------------------------------------------------------------------------------------------------------------------------

ING VP BOND PORTFOLIO
  ING VP Bond                2.98%    1.93%          0.75%        3.73%     2.68%      $119      $108       $413      $313
---------------------------------------------------------------------------------------------------------------------------
INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF--
    Financial Services       2.98%    1.93%          1.07%        4.05%     3.00%      $122      $112       $442      $345
---------------------------------------------------------------------------------------------------------------------------
  INVESCO VIF--
    Health Sciences          2.98%    1.93%          1.06%        4.04%     2.99%      $122      $111       $441      $344
---------------------------------------------------------------------------------------------------------------------------
  INVESCO VIF--
    Leisure                  2.98%    1.93%          1.39%        4.37%     3.32%      $126      $115       $469      $376
---------------------------------------------------------------------------------------------------------------------------
  INVESCO VIF--
    Utilities                2.98%    1.93%          1.37%        4.35%     3.30%      $125      $115       $467      $374
---------------------------------------------------------------------------------------------------------------------------

THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield           2.98%    1.93%          0.75%        3.73%     2.68%      $119      $108       $413      $313
---------------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS
    Growth and Income        2.98%    1.93%          0.65%        3.63%     2.58%      $118      $107       $404      $303
---------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT           2.98%    1.93%          1.04%        4.02%     2.97%      $122      $111       $439      $342
---------------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap
    Value VCT                2.98%    1.93%          1.11%        4.09%     3.04%      $123      $112       $445      $349
---------------------------------------------------------------------------------------------------------------------------

PROFUNDS VP
---------------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull            2.98%    1.93%          1.98%        4.96%     3.91%      $132      $121       $517      $430
---------------------------------------------------------------------------------------------------------------------------
  ProFund VP
    Europe 30                2.98%    1.93%          1.89%        4.87%     3.82%      $131      $120       $510      $422
---------------------------------------------------------------------------------------------------------------------------
  ProFund VP
    Small-Cap                2.98%    1.93%          2.25%        5.23%     4.18%      $134      $124       $538      $453

THE PRUDENTIAL SERIES FUND, INC.
---------------------------------------------------------------------------------------------------------------------------
  Jennison                   2.98%    1.93%          1.04%        4.02%     2.97%      $122      $111       $439      $342
---------------------------------------------------------------------------------------------------------------------------
  SP Jennison
    International
    Growth                   2.98%    1.93%          2.26%        5.24%     4.19%      $134      $124       $538      $454
---------------------------------------------------------------------------------------------------------------------------

GPP-121808                                                  PREMIUM PLUS PROFILE

The "Total Annual Investment Portfolio Charges" column above reflects current expense reimbursements for applicable investment portfolios. For more detailed information, see "Fees and Expenses" in the prospectus for the Contract.

6.   TAXES
Under a qualified Contract, your premiums are generally pre-tax contributions and accumulate on a tax-deferred basis. Premiums and earnings are generally taxed as income when you make a withdrawal or begin receiving annuity payments, presumably when you are in a lower tax bracket.

Under a non-qualified Contract, premiums are paid with after-tax dollars, and any earnings will accumulate tax-deferred. You will generally be taxed on these earnings, but not on premiums, when you make a withdrawal, begin receiving annuity payments, or we pay a death benefit.

For owners of most qualified Contracts, when you reach age 70 1/2 (or, in some cases, retire), you will be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts at your request.

If you are younger than 59 1/2 when you take money out, in most cases, you will be charged a 10% federal penalty tax on the taxable amount withdrawn.

7.   WITHDRAWALS
You can withdraw your money at any time during the accumulation phase. You may elect in advance to take systematic withdrawals which are described on page 14. Withdrawals above the free withdrawal amount may be subject to a surrender charge. We will apply a market value adjustment if you withdraw your money from the fixed account more than 30 days before the applicable maturity date. Income taxes and a penalty tax may apply to amounts withdrawn.

8.   PERFORMANCE
The value of your Contract will fluctuate depending on the investment performance of the portfolio(s) you choose. The following chart shows average annual total returns for each portfolio that was in operation for the entire year of 2001. These numbers reflect the deduction of the mortality and expense risk charge (based on the Max 7 Enhanced Death Benefit), the asset-based administrative charge, the annual contract fee, the earnings multiplier benefit rider charge and the maximum optional benefit rider charge on a rider base that accumulates at 7%, but do not reflect deductions for any surrender charges. If surrender charges were reflected, they would have the effect of reducing performance. Please keep in mind that past performance is not a guarantee of future results.

------------------------------------------------------------------------------------------------------------------
                                                                                CALENDAR YEAR
INVESTMENT PORTFOLIO                                        2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------
Managed by A I M Capital Management, Inc.
     Capital Appreciation(1)                                -15.33%        -17.57%          21.30%           9.63%
     Strategic Equity(2)                                    -23.32%        -14.83%          52.09%          -1.92%
------------------------------------------------------------------------------------------------------------------
Managed by Alliance Capital Management L.P.
     Capital Growth(2)                                      -16.09%        -19.43%          22.17%           8.94%
------------------------------------------------------------------------------------------------------------------
Managed by Baring International Investment Limited
     Developing World(2)                                     -7.86%        -35.69%          57.43%             --
     Hard Assets(2)                                         -14.49%         -7.37%          20.08%         -31.61%
------------------------------------------------------------------------------------------------------------------
Managed by Capital Guardian Trust Company
     Large Cap Value                                         -6.27%            --              --              --
     Managed Global(3)                                      -14.29%        -16.92%          58.98%          25.88%
     Capital Guardian
       Small Cap(3)                                          -4.20%        -20.49%          46.63%          17.73%
------------------------------------------------------------------------------------------------------------------

GPP-121808                                                  PREMIUM PLUS PROFILE
                                       10

------------------------------------------------------------------------------------------------------------------
                                                                                CALENDAR YEAR
INVESTMENT PORTFOLIO                                        2001            2000            1999            1998
------------------------------------------------------------------------------------------------------------------
Managed by Eagle Asset Management, Inc.
     Value Equity                                            -7.04%          5.82%          -2.24%          -1.24%
------------------------------------------------------------------------------------------------------------------
Managed by Fidelity Management & Research Company
     Diversified Mid-Cap                                     -9.20%            --              --              --
------------------------------------------------------------------------------------------------------------------
Managed by Fleet Investment Advisors Inc.
     Equity Fund                                            -20.38%         -4.53%             --              --
     Growth and Income Fund                                  -6.58%          2.70%             --              --
     Small Company Growth Fund                               -2.93%        -11.45%             --              --
     Asset Allocation Fund                                   -9.98%         -0.62%             --              --
     High Quality Bond Fund                                   4.49%          9.83%             --              --
------------------------------------------------------------------------------------------------------------------
Managed by ING Investment Management, LLC
     Limited Maturity Bond                                    5.83%          4.82%          -1.61%           3.97%
     Liquid Asset                                             1.03%          3.18%           1.90%           2.20%
------------------------------------------------------------------------------------------------------------------
Managed by ING Investments, LLC
     International Equity(6)                                -24.81%        -28.00%          49.37%           2.50%
     ING VP Worldwide Growth                                -20.80%            --              --              --
------------------------------------------------------------------------------------------------------------------
Managed by Janus Capital Management LLC
     Growth(2)                                              -32.09%        -24.16%          73.50%          23.44%
     Janus Growth and Income                                -11.96%            --              --              --
     Special Situations                                      -7.62%            --              --              --
------------------------------------------------------------------------------------------------------------------
Managed by Prudential Series Fund, Inc.
     Jennison Portfolio                                     -20.81%             --              --              --
     SP Jennison International                              -37.62%             --              --              --
------------------------------------------------------------------------------------------------------------------
Managed by Salomon Brothers Asset Management
     All Cap                                                 -6.89%             --              --              --
     Investors                                               -0.89%             --              --              --
------------------------------------------------------------------------------------------------------------------
Managed by Massachusetts Financial Services Company
     Mid-Cap Growth                                         -25.68%          5.30%          74.37%          19.53%
     Research                                               -23.57%         -7.13%          20.89%          19.76%
     Total Return                                            -2.26%         13.36%           0.56%           8.58%
------------------------------------------------------------------------------------------------------------------
Managed By Pacific Investment Management Company
     Core Bond(5)                                            -0.36%         -1.81%         -11.16%           8.82%
     PIMCO High Yield                                        -0.46%         -3.58%           0.21%             --
     PIMCO StocksPLUS Growth and Income                     -13.84%        -11.98%          16.63%             --
------------------------------------------------------------------------------------------------------------------
Managed by T. Rowe Price Associates, Inc.
     Equity Income(2)                                        -1.43%          9.86%          -3.44%           5.33%
     Fully Managed                                            6.87%         18.70%           4.02%           3.02%
------------------------------------------------------------------------------------------------------------------
Managed by Van Kampen
     Real Estate(4)                                           5.15%         27.53%          -6.45%         -15.87%
     Van Kampen Growth and Income(7)                        -14.35%         -4.79%          12.76%          11.06%
------------------------------------------------------------------------------------------------------------------

     (1)  Prior to April 1, 1999, a different firm managed the Portfolio.
     (2)  Prior to March 1, 1999, a different firm managed the Portfolio.
     (3)  Prior to February 1, 2000, a different firm managed the Portfolio.
     (4)  Prior to May 1, 2000, a different firm managed the Portfolio.
     (5) Prior to May 1, 2001, a different firm managed the Portfolio using a different investment style.
     (6)  Prior to December 14, 2001, a different firm managed the Portfolio.
     (7)  Prior to January 29, 2002, a different firm managed the Portfolio.


GPP-121808                                                  PREMIUM PLUS PROFILE

9.   DEATH BENEFIT
The death benefit, and earnings multiplier benefit, if elected, is payable when the first of the following persons dies: the contract owner, joint owner, or annuitant (if a contract owner is not an individual). Assuming you are the contract owner, if you die during the accumulation phase, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit paid depends on the death benefit you have chosen. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as required claim forms, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of your death, the amount of the benefit payable in the future may be affected. If you die after the annuity start date and you are the annuitant, your beneficiary will receive the death benefit you chose under the annuity option then in effect. Please see "Federal Tax Considerations" in the prospectus.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

THE FOLLOWING IS A DESCRIPTION OF THE DEATH BENEFIT OPTIONS FOR MAY-2002 CONTRACT OWNERS. IF YOU ARE A PRE-2000 OR YR-2000 CONTRACT OWNER, PLEASE SEE APPENDIX G TO THE PROSPECTUS FOR A DESCRIPTION OF THE CALCULATION OF DEATH BENEFITS APPLICABLE TO YOUR CONTRACT. IF YOU ARE A YR-2001 OR MAY-2001 CONTRACT OWNER PLEASE SEE APPENDIX H FOR A DESCRIPTION OF THE DEATH BENEFITS APPLICABLE TO YOUR CONTRACT. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (i) the Standard Death Benefit, (ii) the Annual Ratchet Enhanced Death Benefit, (iii) the 7% Solution Enhanced Death Benefit or (iv) the Max 7 Enhanced Death Benefit. The Annual Ratchet Enhanced Death Benefit, the 7% Solution Enhanced Death Benefit, and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The Annual Ratchet, 7% Solution, and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

BASE DEATH BENEFIT. We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1) the contract value minus any credits added within 1 year prior to death; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the greater of the Base Death Benefit and the Standard Minimum Guaranteed Death Benefit for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death as further described in the prospectus.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating Enhanced Death Benefits, certain investment options may be designated as "Special Funds" or "Excluded Funds." Selecting a Special Fund or Excluded Fund may limit or reduce certain enhanced death benefits. You will automatically receive the Standard Death Benefit unless you elect one of the enhanced death benefit options. The enhanced death benefit options are available only at the time you purchase your Contract. The enhanced death benefit options are not available where a Contract is owned by joint owners. Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the enhanced death benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the enhanced death benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status."

Each of the enhanced death benefit options is based on a minimum guaranteed death benefit for that option. Please see "Death Benefit Choices" in the prospectus for details on the calculation of the minimum guaranteed death benefit for each enhanced death benefit and further details on the effect of withdrawals and transfers on the calculation of the enhanced death benefits.

GPP-121808                                                  PREMIUM PLUS PROFILE

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the Annual Ratchet Minimum Guaranteed Death Benefit for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death, as further described in the prospectus.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the GREATER of:

     1)   the Standard Death Benefit; and

     2) the lesser of: a) the cap; and b) the sum of the 7% Solution Minimum Guaranteed Death Benefit for amounts allocated to Covered Funds, the 7% Solution Minimum Guaranteed Death Benefit for amounts allocated to Special Funds, and the Contract Value allocated to Excluded Funds, less any credits added within 1 year prior to death, as further described in the prospectus.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit.

Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Keep in mind that selecting a Special Fund or Excluded Fund may limit or reduce the Enhanced Death Benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during the period contract value is allocated to a Special Fund or Excluded Fund.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) the Maximum Base; and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals. If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals. The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for this feature and once selected, it may not be revoked. The earnings enhancement benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see page 5 for a description of the earnings multiplier benefit rider charge.

GPP-121808                                                  PREMIUM PLUS PROFILE

THE RIDER IS AVAILABLE FOR BOTH NON-QUALIFIED AND QUALIFIED CONTRACTS. PLEASE SEE THE DISCUSSIONS OF POSSIBLE TAX CONSEQUENCES IN SECTIONS TITLED "INDIVIDUAL RETIREMENT ANNUITIES," "TAXATION OF NON-QUALIFIED CONTRACTS," AND "TAXATION OF QUALIFIED CONTRACTS," IN THE PROSPECTUS.

10.  OTHER INFORMATION
     FREE LOOK. If you cancel the Contract within 10 days after you receive it, you will receive a refund of the adjusted contract value. We determine your contract value at the close of business on the day we receive your written refund request. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and
(iii) then we include a refund of any charges deducted from your contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium, excluding any credit, (rather than the contract value) in which case you will not be subject to investment risk during the free look period. Also, in some states, you may be entitled to a longer free look period.

     TRANSFERS AMONG INVESTMENT PORTFOLIOS AND THE FIXED ACCOUNT. You can make transfers among your investment portfolios and your investment in the fixed account as frequently as you wish without any current tax implications. The minimum amount for a transfer is $100. There is currently no charge for transfers, and we do not limit the number of transfers allowed. The Company may, in the future, charge a $25 fee for any transfer after the twelfth transfer in a contract year or limit the number of transfers allowed. Keep in mind that if you transfer or otherwise withdraw your money from the fixed account more than 30 days before the applicable maturity date, we will apply a market value adjustment. A market value adjustment could increase or decrease your contract value and/or the amount you transfer or withdraw. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds will impact your death benefit and benefits under an optional benefit rider, if any. Also, a transfer to a Restricted Fund will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. Transfers from Restricted Funds are not limited. If the result of multiple transfers is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit. See "Restricted Funds" in the prospectus for more information.

     NO PROBATE. In most cases, when you die, the person you choose as your beneficiary will receive the death benefit without going through probate. See "Federal Tax Considerations -- Taxation of Death Benefit Proceeds" in the prospectus for the Contract.

     OPTIONAL RIDERS. Subject to state availability, you may purchase one of three optional benefit riders for an additional charge. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider. Once elected, the riders generally may not be cancelled. This means once added the rider may not be removed and charges will be assessed regardless of the performance of your Contract.

The following describes the optional riders for contract owners purchasing Contracts on or after May 1, 2002. If you purchased your Contract prior to that date, please see Appendix I to the prospectus if you are a Pre-2000 or Yr-2000 contract owner or Appendix J if you are a Year-2001 or May-2001 contract owner for a description of the calculation of the optional rider benefits applicable under your Contract.

          Minimum Guaranteed Accumulation Benefit (MGAB) Rider. The MGAB is an optional benefit which offers you the ability to receive a one-time adjustment to your contract value in the event your contract value on a specified date is below the MGAB rider guarantee. When added at issue, the MGAB rider guarantees that your contract value will at least equal your initial premium payment plus credits at the end of ten years, or, at least equal two times your initial premium payment plus credits at the end of twenty years, depending on the waiting period you select, reduced pro rata for withdrawals and certain transfers. The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. Investment in Special Funds or Excluded Funds may limit or reduce the benefits

GPP-121808                                                  PREMIUM PLUS PROFILE
     provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Excluded Funds. The MGAB rider may offer you protection in the event of a lower contract value that may result from unfavorable investment performance of your Contract. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGAB rider. See "Optional Riders" in the prospectus for more complete information.

          Minimum Guaranteed Income Benefit (MGIB) Rider. The MGIB rider is an optional benefit which guarantees a minimum amount of income that will be available to you upon annuitization, regardless of fluctuating market conditions. Ordinarily, the amount of income that will be available to you upon annuitization is based upon your contract value, the annuity option you selected and the guaranteed or then current income factors in effect. If you purchase the MGIB rider, the minimum amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greater of the amounts that are ordinarily available to you under your Contract and the MGIB annuity benefit, which is based on your MGIB Base, the MGIB annuity option you selected and the MGIB guaranteed income factors specified in your rider. Your MGIB Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, the credit(s) applied, and when you pay the premiums, accumulated at the MGIB rate, less pro rata adjustments for withdrawals and transfers. Investment in Special Funds or Excluded Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Special or Excluded Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGIB rider. You should read the prospectus for more complete information.

          Minimum Guaranteed Withdrawal Benefit (MGWB) Rider. The MGWB rider is an optional benefit which guarantees that you will receive annual periodic payments, which, when added together, equal all premium payments and credits paid during the first two contract years, less adjustments for any prior withdrawals and adjusted by transfers to Excluded Funds. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. (Of course, any applicable income and penalty taxes will apply to amounts withdrawn.) Your original Eligible Payment Amount is your premium payments and credits received during the first two contract years. Withdrawals that you make in excess of the above periodic payment amount may substantially reduce the guarantee. Investment in Excluded Funds may limit or reduce the benefits provided under the rider. As is more fully described in the prospectus, rider benefits are generally based on the contract value for allocations to Excluded Funds. There are exceptions, conditions, eligibility requirements, and important considerations associated with the MGWB rider. You should read the prospectus for more complete information.

ADDITIONAL FEATURES. This Contract has other features you may be interested in. There is no additional charge for these features. These include:

          Dollar Cost Averaging. This is a program that allows you to invest a fixed amount of money in the investment portfolios each month. It may give you a lower average cost per unit over time than a single one-time purchase. Dollar cost averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. This option is currently available only if you have $1,200 or more in the Limited Maturity Bond or the Liquid Asset investment portfolios or in the fixed account with either a 6-month or 1-year guaranteed interest period. Transfers from the fixed account under this program will not be subject to a market value adjustment. If you invest in Restricted Funds, your ability to dollar cost average may be limited. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

          Systematic Withdrawals. During the accumulation phase, you can arrange to have money sent to you at regular intervals throughout the year. Within limits these withdrawals will not result in any surrender charge. Withdrawals from your money in the fixed account under this program are not subject to a market value adjustment. Of course, any applicable income and penalty taxes will apply on amounts withdrawn. If you invest in Restricted Funds, your systematic withdrawals may be affected. Please see "Withdrawals" in the prospectus for more complete information.

GPP-121808                                                  PREMIUM PLUS PROFILE

          Automatic Rebalancing. If your contract value is $10,000 or more, you may elect to have the Company automatically readjust the money between your investment portfolios periodically to keep the blend you select. Investments in the fixed account are not eligible for automatic rebalancing. If you invest in Restricted Funds, automatic rebalancing may be affected. Please see "Transfers Among Your Investments" in the prospectus for more complete information.

11.  INQUIRIES
If you need more information after reading this profile and the prospectus, please contact us at:

     Customer Service Center
     P.O. Box 2700
     West Chester, Pennsylvania  19380
     (800) 366-0066

or your registered representative.

GPP-121808                                                  PREMIUM PLUS PROFILE

--------------------------------------------------------------------------------
GOLDEN AMERICAN LIFE INSURANCE COMPANY
SEPARATE ACCOUNT B OF GOLDEN AMERICAN LIFE INSURANCE COMPANY

           DEFERRED COMBINATION VARIABLE AND FIXED ANNUITY PROSPECTUS

                          GOLDENSELECT PREMIUM PLUS(R)

                          FEATURING THE GALAXY VIP FUND
--------------------------------------------------------------------------------
                                                                     MAY 1, 2002

     This prospectus describes GoldenSelect Premium Plus, a group and individual deferred variable annuity contract (the "Contract") offered by Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("non-qualified Contracts").

     The Contract provides a means for you to invest your premium payments and credits in one or more mutual fund investment portfolios. You may also allocate premium payments and credits to our Fixed Account with guaranteed interest periods. Your contract value will vary daily to reflect the investment performance of the investment portfolio(s) you select and any interest credited to your allocations in the Fixed Account. The investment portfolios available under your Contract and the portfolio managers are listed on the back of this cover.

     For Contracts sold in some states, not all Fixed Interest Allocations or subaccounts are available. You have a right to return a Contract within 10 days after you receive it for a refund of the adjusted contract value less credits we added (which may be more or less than the premium payments you paid), or if required by your state, the original amount of your premium payment. Longer free look periods apply in some states and in certain situations.

     REPLACING AN EXISTING ANNUITY WITH THE CONTRACT MAY NOT BE BENEFICIAL TO YOU. YOUR EXISTING ANNUITY MAY BE SUBJECT TO FEES OR PENALTIES ON SURRENDER, AND THE CONTRACT MAY HAVE NEW CHARGES.

     This prospectus provides information that you should know before investing and should be kept for future reference. A Statement of Additional Information ("SAI"), dated May 1, 2002, has been filed with the Securities and Exchange Commission ("SEC"). It is available without charge upon request. To obtain a copy of this document, write to our Customer Service Center at P.O. Box 2700, West Chester, Pennsylvania 19380 or call (800) 366-0066, or access the SEC's website (http://www.sec.gov). The table of contents of the SAI is on the last page of this prospectus and the SAI is made part of this prospectus by reference.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE EXPENSES FOR A CONTRACT PROVIDING A PREMIUM CREDIT, AS THIS CONTRACT DOES, MAY BE HIGHER THAN FOR CONTRACTS NOT PROVIDING A PREMIUM CREDIT. OVER TIME, AND UNDER CERTAIN CIRCUMSTANCES, THE AMOUNT OF THE PREMIUM CREDIT MAY BE MORE THAN OFFSET BY THE ADDITIONAL FEES AND CHARGES ASSOCIATED WITH THE PREMIUM CREDIT.

AN INVESTMENT IN ANY SUBACCOUNT THROUGH THE GCG TRUST, THE GALAXY VIP FUND, THE PIMCO VARIABLE INSURANCE TRUST, FIDELITY VARIABLE INSURANCE PRODUCTS FUND, ING VARIABLE INSURANCE TRUST, THE PRUDENTIAL SERIES FUND INC., THE ING VARIABLE PRODUCTS TRUST, THE PROFUNDS, ING VP BOND PORTFOLIO, AIM VARIABLE INSURANCE FUNDS, PIONEER VARIABLE CONTRACTS TRUST, OR INVESCO VARIABLE INVESTMENT FUNDS, INC. IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY ANY BANK OR BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS AND THE MANAGERS ARE LISTED ON THE BACK OF THIS COVER.
--------------------------------------------------------------------------------

     The investment portfolios available under your Contract and the portfolio managers are:

A I M ADVISORS, INC.                                              J. P. MORGAN FLEMING ASSET MANAGEMENT
     AIM V.I. Dent Demographic Trends Fund                                 (LONDON) LIMITED
A I M CAPITAL MANAGEMENT, INC.                                         International Enhanced EAFE Series
     Capital Appreciation Series                                  J. P. MORGAN FLEMING ASSET MANAGEMENT
     Strategic Equity Series                                           (USA) INC.
ALLIANCE CAPITAL MANAGEMENT L. P.                                      J. P. Morgan Fleming Small Cap Equity Series
     Capital Growth Series                                        JANUS CAPITAL CORPORATION
BARING INTERNATIONAL INVESTMENT, LIMITED    (AN AFFILIATE)             Growth Series
     Developing World Series                                           Janus Growth and Income Series
     Hard Assets Series                                                Special Situations Series
CAPITAL GUARDIAN TRUST COMPANY                                    JENNISON ASSOCIATES LLC
     Large Cap Value Series                                            Prudential Jennison Portfolio
     Managed Global Series                                             SP Jennison International Growth Portfolio
     Capital Guardian Small Cap Series                            MASSACHUSETTS FINANCIAL SERVICES COMPANY
EAGLE ASSET MANAGEMENT, INC                                            Mid-Cap Growth Series
     Value Equity Series                                               Research Series
FIDELITY MANAGEMENT & RESEARCH COMPANY                                 Total Return Series
     Diversified Mid-Cap Series                                   MERCURY ADVISORS
     Fidelity VIP Growth Portfolio                                     Focus Value Series
     Fidelity VIP Equity & Income Portfolio                            Fundamental Growth Focus Series
GOLDMAN SACHS ASSET MANAGEMENT                                    PACIFIC INVESTMENT MANAGEMENT COMPANY
     Internet TollkeeperSM Series                                      PIMCO High Yield Bond Portfolio
ING INVESTMENT MANAGEMENT, LLC                                         PIMCO StocksPLUS Growth and Income Portfolio
  (AN AFFILIATE)                                                       Core Bond Series
     Limited Maturity Bond Series                                 PIONEER INVESTMENT MANAGEMENT, INC.
     Liquid Asset Series                                               Pioneer Fund VCT Portfolio
ING INVESTMENTS, LLC (AN AFFILIATE)                                    Pioneer Mid-Cap Value VCT Portfolio
  (FORMERLY PILGRIM INVESTMENTS, LLC)                             PROFUND ADVISORS LLC
     International Equity Series*                                      ProFund VP Bull
ING INVESTMENTS, LLC                                                   ProFund VP Europe 30
  (AN AFFILIATE)                                                       ProFund VP Small-Cap
     ING VP Worldwide Growth Portfolio                            SALOMON BROTHERS ASSET MANAGEMENT, INC
       (formerly Pilgrim VIT Worldwide Growth Portfolio)               All Cap Series
     ING VP Growth Opportunities Portfolio                             Investors Series
       (formerly Pilgrim VP Growth Opportunities Portfolio)       T. ROWE PRICE ASSOCIATES, INC.
     ING VP MagnaCap Portfolio                                         Equity Income Series
       (formerly Pilgrim VP MagnaCap Portfolio)                        Fully Managed Series
     ING VP SmallCap Opportunities Portfolio                      VAN KAMPEN
       (formerly Pilgrim VP SmallCap Opportunities                     Equity Growth Series
         Portfolio)                                                    Global Franchise Series
ING VP BOND PORTFOLIO                                                  Real Estate Series
     ING VP Bond Portfolio                                             Van Kampen Growth and Income Series
INVESCO FUNDS GROUP INC.
     INVESCO VIF -- Financial Services Fund
     INVESCO VIF -- Health Sciences Fund
     INVESCO VIF -- Utilities Fund
     INVESCO VIF -- Leisure Fund


Internet TollkeeperSM Series is a service mark of Goldman, Sachs & Co.

     The above mutual fund investment portfolios are purchased and held by corresponding divisions of our Separate Account B. We refer to the divisions as "subaccounts" and the money you place in the Fixed Account's guaranteed interest periods as "Fixed Interest Allocations" in this prospectus.

GPP-121808

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                        PAGE

     Index of Special Terms.........................................       1
     Fees and Expenses..............................................       2
     Performance Information........................................      19
     Golden American Life Insurance Company.........................      20
     The Trusts and Funds...........................................      21
     Covered Funds, Special Funds and Excluded Funds................      23
     Golden American Separate Account B.............................      23
     The Annuity Contract...........................................      23
         Contract Date and Contract Year............................      24
         Annuity Start Date.........................................      24
         Contract Owner.............................................      24
         Annuitant..................................................      24
         Beneficiary................................................      25
         Purchase and Availability of the Contract..................      26
         Crediting of Premium Payments..............................      26
         Additional Credit to Premium...............................      27
         Administrative Procedures..................................      28
         Contract Value.............................................      28
         Cash Surrender Value.......................................      29
         Surrendering to Receive the Cash Surrender Value...........      29
         The Subaccounts............................................      29
         Addition, Deletion or Substitution of Subaccounts
            and Other Changes.......................................      29
         The Fixed Account..........................................      30
         Optional Riders............................................      30
              Rider Date............................................      30
              No Cancellation.......................................      31
              Termination...........................................      31
              Minimum Guaranteed Accumulation Benefit Rider.........      31
              Minimum Guaranteed Income Benefit Rider...............      34
              Minimum Guaranteed Withdrawal Benefit Rider...........      36
              Guaranteed Withdrawal Status..........................      37
         Other Contracts............................................      39
         Other Important Provisions.................................      39
     Withdrawals....................................................      39
     Transfers Among Your Investments...............................      42
     Death Benefit Choices..........................................      45
         Death Benefit During the Accumulation Phase................      45
              Standard Death Benefit................................      46
              Enhanced Death Benefit................................      47
              Earnings Multiplier Benefit Rider.....................      49
         Death Benefit During the Income Phase......................      49
         Continuation after Death-- Spouse..........................      49
         Continuation after Death-- Non Spouse......................      50
         Required Distributions upon Contract Owner's Death.........      50

--------------------------------------------------------------------------------
                          TABLE OF CONTENTS (CONTINUED)
--------------------------------------------------------------------------------

                                                                        PAGE

     Charges and Fees...............................................      51
         Charge Deduction Subaccount................................      51
         Charges Deducted from the Contract Value...................      51
              Surrender Charge......................................      51
              Waiver of Surrender Charge for Extended
                 Medical Care.......................................      52
              Free Withdrawal Amount................................      52
              Surrender Charge for Excess Withdrawals...............      52
              Premium Taxes.........................................      52
              Administrative Charge.................................      53
              Transfer Charge.......................................      53
         Charges Deducted from the Subaccounts......................      53
              Mortality and Expense Risk Charge.....................      53
              Asset-Based Administrative Charge.....................      53
              Earnings Multiplier Benefit Charge....................      53
              Optional Rider Charges................................      53
         Trust and Funds Expenses...................................      54
     The Annuity Options............................................      55
     Other Contract Provisions......................................      57
     Other Information..............................................      59
     Federal Tax Considerations.....................................      60
     Statement of Additional Information
         Table of Contents..........................................      67
     Appendix A
         Condensed Financial Information............................      A1
     Appendix B
         The Investment Portfolios..................................      B1
     Appendix C
         Surrender Charge for Excess Withdrawals Example............      C1
     Appendix D
         Fixed Account II...........................................      D1
     Appendix E
         Fixed Interest Division....................................      E1
     Appendix F
         Withdrawal Adjustment for 7% Solution Death
           Benefit Examples.........................................      F1
     Appendix G
         Death Benefits for Pre-2000 or Yr-2000
            Contract Owners.........................................      G1
     Appendix H
         Death Benefits for Yr-2001 and May-2001
            Contract Owners.........................................      H1
     Appendix I
         Optional Rider Benefits for Pre-2000 and Yr-2000
            Contract Owners.........................................      I1
     Appendix J
         Optional Rider Benefits for Year-2001 and
            May-2001 Contract Owners................................      J1

                       This page intentionally left blank.

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                             INDEX OF SPECIAL TERMS
--------------------------------------------------------------------------------

The following special terms are used throughout this prospectus. Refer to the page(s) listed for an explanation of each term:

SPECIAL TERM                                           PAGE
Accumulation Unit                                       19
Annual Ratchet Enhanced Death Benefit                   48
Annuitant                                               24
Annuity Start Date                                      24
Cash Surrender Value                                    29
Contract Date                                           24
Contract Owner                                          24
Contract Value                                          28
Contract Year                                           24
Covered Fund                                            23
Earnings Multiplier Benefit                             49
Excluded Fund                                           23
Free Withdrawal Amount                                  52
Max 7 Enhanced Death Benefit                            49
Net Investment Factor                                   19
Restricted Fund                                         22
Rider Date                                              31
7% Solution Enhanced Death Benefit                      47
Special Fund                                            23
Standard Death Benefit                                  46


The following terms as used in this prospectus have the same or substituted meanings as the corresponding terms currently used in the Contract:

TERM USED IN THIS PROSPECTUS       CORRESPONDING TERM USED IN THE CONTRACT
Accumulation Unit Value            Index of Investment Experience
Annuity Start Date                 Annuity Commencement Date
Contract Owner                     Owner or Certificate Owner
Contract Value                     Accumulation Value
Transfer Charge                    Excess Allocation Charge
Fixed Interest Allocation          Fixed Allocation
Free Look Period                   Right to Examine Period
Guaranteed Interest Period         Guarantee Period
Subaccount(s)                      Division(s)
Net Investment Factor              Experience Factor
Regular Withdrawals                Conventional Partial Withdrawals
Withdrawals                        Partial Withdrawals


GPP-121808

--------------------------------------------------------------------------------
                                FEES AND EXPENSES
--------------------------------------------------------------------------------

CONTRACT OWNER TRANSACTION EXPENSES*

     Surrender Charge:

     COMPLETE YEARS ELAPSED      0    1    2    3    4    5    6    7    8    9+
        SINCE PREMIUM PAYMENT
     SURRENDER CHARGE            8%   8%   8%   8%   7%   6%   5%   3%   1%   0%

     Transfer Charge.............................  $25 per transfer, if you make more than 12 transfers in a contract year **

     * If you invested in a Fixed Interest Allocation, a Market Value Adjustment may apply to certain transactions. This may increase or decrease your contract value and/or your transfer or surrender amount.
     **   We currently do not impose this charge, but may do so in the future.

ANNUAL CONTRACT ADMINISTRATIVE CHARGE*

     Administrative Charge.......................  $40

     (We waive this charge if the total of your premium payments is $100,000 or more or if your contract value at the end of a contract year is $100,000 or more.)

     *    We deduct this charge on each contract anniversary and on surrender.

SEPARATE ACCOUNT ANNUAL CHARGES*

   ------------------------------------------------------------------------------------------------------------------------
                                                         STANDARD                         ENHANCED DEATH BENEFITS
                                                       DEATH BENEFIT         ANNUAL RATCHET      7% SOLUTION      MAX 7
   ------------------------------------------------------------------------------------------------------------------------
    Mortality & Expense Risk Charge**                      1.30%                 1.55%              1.65%         1.75%
    Asset-Based Administrative Charge                      0.15%                 0.15%              0.15%         0.15%
                                                           -----                 -----              -----         -----
        Total                                              1.45%                 1.70%              1.80%         1.90%
   ------------------------------------------------------------------------------------------------------------------------

     * As a percentage of average daily assets in each subaccount. The Separate Account Annual Charges are deducted daily.

     ** This charge applies to May-2001 and May-2002 contract owners. Please see Appendix for the mortality and expense risk charges applicable to Pre-2000 and Yr-2000 contract owners.

EARNINGS MULTIPLIER BENEFIT RIDER CHARGE*

     Quarterly Charge............................  0.075% of contract value (0.30% annually)

     * We deduct the rider charge from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the rider charge will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.

GPP-121808

OPTIONAL RIDER CHARGES*

     Minimum Guaranteed Accumulation Benefit rider:

          Waiting Period                       Quarterly Charge

          10 Year..........................    0.125% of the MGAB Charge Base(1)
                                               (0.50% annually)
          20 Year..........................    0.125% of the MGAB Charge Base
                                               (0.50% annually)

     Minimum Guaranteed Income Benefit rider:

          MGIB Rate                            Quarterly Charge
          ---------                            ----------------

          7%...............................    0.125% of the MGIB Charge Base(2)
                                               (0.50% annually)

       Minimum Guaranteed Withdrawal Benefit rider:

          Quarterly Charge
          ----------------

          0.125% of the MGWB Eligible Payment Amount(3) (0.50% annually)

     * We deduct optional rider charges from the subaccounts in which you are invested on each quarterly contract anniversary and pro rata on termination of the Contract; if the value in the subaccounts is insufficient, the optional rider charges will be deducted from the Fixed Interest Allocation(s) nearest maturity, and the amount deducted may be subject to a Market Value Adjustment.
     (1) The MGAB Charge Base is the total of premiums and credits added during the two year period commencing on the rider date if you purchase the rider on the contract date, or, your contract value on the rider date plus premiums and credits added during the two year period commencing on the rider date if you purchased the rider after the contract date, reduced pro rata for all withdrawals taken while the MGAB rider is in effect, and reduced pro rata for transfers made during the three year period before the MGAB Benefit Date. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers may reduce the applicable MGAB Charge Base by more than the amount withdrawn or transferred.
     (2) The MGIB Charge Base generally depends on the amount of premiums you pay during the first five contract years after you purchase the rider, and the credit(s) applied, when you pay the premiums, less a pro rata deduction for any withdrawal made while the MGIB rider is in effect and accumulated at the MGIB Rate. The MGIB Charge Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value), subsequent allocation of eligible premium, withdrawals and transfers. Withdrawals and transfers between Covered, Special and Excluded Funds may reduce the applicable MGIB Charge Base by more than the amount withdrawn or transferred.
     (3) The MGWB Eligible Payment Amount is (i) the total of premiums and credit paid during the 2-year period commencing on the rider date if you purchase the rider on the contract date; or (ii) your contract value on the rider date plus subsequent premiums and credits applied during the two-year period commencing on the rider date.

GPP-121808

GA--Fund-Expense Tables-06.doc

THE GCG TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

------------------------------------------------------------------------------------------------------------------------
                                                                               TOTAL FUND                      NET FUND
                                                 DISTRIBUTION                    ANNUAL                         ANNUAL
                                                    AND/OR                      EXPENSES          TOTAL        EXPENSES
                                     INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                      ADVISORY      (12b-1)      OTHER         WAIVERS OR          OR         WAIVERS OR
  PORTFOLIO                              FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
------------------------------------------------------------------------------------------------------------------------
  All Cap                               1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                  0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Capital Growth                        1.01%        0.00%        0.01%           1.02%           0.00%          1.02%
------------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap            0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Core Bond(1)                          1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------
  Developing World                      1.75%        0.00%        0.01%           1.76%           0.00%          1.76%
------------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                   1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------
  Equity Growth(2)                      0.75%        0.25%        0.01%           1.01%           0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------
  Equity Income                         0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Focus Value(2)                        0.80%        0.25%        0.01%           1.06%           0.00%          1.06%
------------------------------------------------------------------------------------------------------------------------
  Fully Managed                         0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Fundamental Growth(2)                 0.80%        0.25%        0.01%           1.06%           0.00%          1.06%
------------------------------------------------------------------------------------------------------------------------
  Global Franchise(2)                   1.00%        0.25%        0.01%           1.26%           0.00%          1.26%
------------------------------------------------------------------------------------------------------------------------
  Growth (3)                            1.01%        0.00%        0.01%           1.02%           0.00%          1.02%
------------------------------------------------------------------------------------------------------------------------
  Hard Assets                           0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE(2)        1.00%        0.25%        0.01%           1.26%           0.00%          1.26%
------------------------------------------------------------------------------------------------------------------------
  International Equity(1)               1.25%        0.00%        0.01%           1.26%           0.00%          1.26%
------------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper (1)               1.85%        0.00%        0.01%           1.86%           0.00%          1.86%
------------------------------------------------------------------------------------------------------------------------
  Investors                             1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap
   Equity(2)                            0.90%        0.25%        0.01%           1.16%           0.00%          1.16%
------------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income               1.10%        0.00%        0.01%           1.11%           0.00%          1.11%
------------------------------------------------------------------------------------------------------------------------
  Large Cap Value                       1.00%        0.00%        0.01%           1.01%           0.00%          1.01%
------------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                 0.53%        0.00%        0.01%           0.54%           0.00%          0.54%
------------------------------------------------------------------------------------------------------------------------
  Liquid Asset                          0.53%        0.00%        0.01%           0.54%           0.00%          0.54%
------------------------------------------------------------------------------------------------------------------------
  Managed Global                        1.25%        0.00%        0.01%           1.26%           0.00%          1.26%
------------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                        0.88%        0.00%        0.01%           0.89%           0.00%          0.89%
------------------------------------------------------------------------------------------------------------------------
  Real Estate                           0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Research                              0.88%        0.00%        0.01%           0.89%           0.00%          0.89%
------------------------------------------------------------------------------------------------------------------------
  Special Situations                    1.10%        0.00%        0.01%           1.11%           0.00%          1.11%
------------------------------------------------------------------------------------------------------------------------
  Strategic Equity                      0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Total Return                          0.88%        0.00%        0.01%           0.89%           0.00%          0.89%
------------------------------------------------------------------------------------------------------------------------
  Value Equity                          0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income(4)       0.94%        0.00%        0.01%           0.95%           0.00%          0.95%
------------------------------------------------------------------------------------------------------------------------

     (1)  Annualized.
     (2)  Estimated investment advisory fee for year 2002.
     (3) DSI has agreed to a voluntary waiver of 0.05% of assets in excess of $1.3 billion with respect to the Growth Series through December 31, 2002.
     (4) DSI has agreed to a voluntary waiver of 0.05% of assets in excess of $840 million with respect to the Van Kampen Growth and Income Series through December 31, 2002.

GPP-121808

AIM VARIABLE INSURANCE FUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE      EXPENSES(1)   REDUCTIONS(1)    REDUCTIONS2)    REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic
    Trends (Class II Shares)       0.85%        0.25%        0.59%           1.69%           0.24%          1.45%
-------------------------------------------------------------------------------------------------------------------


     (1) Compensation to the Company for administrative or recordkeeping services may be paid out of fund assets in an amount up to 0.25% annually. Any such fees paid from the AIM Funds' assets are included in the "Other Expenses" column.
     (2) The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses of Series I or Series II shares to the extent necessary to limit Total Fund Annual Expenses (excluding Rule 12b-1 Plan fees, if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%. Further, the Fund's distributor has agreed to reimburse Rule 12b-1 Distribution Plan fees to the extent necessary to limit Series II Total Fund Annual Expenses to 1.45%. Management (Advisory) Fees and 12b-1 Fee were 0.71% and 0.15%, respectively, after fee waivers and reimbursements.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Equity-Income
    (Service Class 2)              0.48%        0.25%        0.11%           0.84%           0.00%          0.84%
-------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth (Service
    Class 2)                       0.58%        0.25%        0.10%           0.93%           0.00%          0.93%
-------------------------------------------------------------------------------------------------------------------

     (1) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses. In addition, through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's custodian expenses. These offsets may be discontinued at any time.

GPP-121808

THE GALAXY VIP FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  Asset Allocation                 0.75%        0.00%        0.28%          1.03%            0.00%          1.03%
-------------------------------------------------------------------------------------------------------------------
  Equity                           0.75%        0.00%        0.27%          1.02%            0.00%          1.02%
-------------------------------------------------------------------------------------------------------------------
  Growth and Income                0.75%        0.00%        0.67%          1.42%            0.00%          1.42%
-------------------------------------------------------------------------------------------------------------------
  High Quality Bond                0.55%        0.00%        0.52%          1.07%            0.00%          1.07%
-------------------------------------------------------------------------------------------------------------------
  Small Company Growth             0.75%        0.00%        1.79%          2.54%            0.00%          2.54%
-------------------------------------------------------------------------------------------------------------------

     (1) Total Expenses are based on actual expenses for the fiscal year ended December 31, 2001, except that expenses for the High Quality Bond Fund and Small Company Growth Fund have been restated to reflect current fees. Fleet Investment Advisors Inc. and/or the administrator are currently waiving certain fees and/or reimbursing fund expenses of 0.14% and 0.86% for the High Quality Bond Fund and Small Company Growth Fund, respectively. These waivers and expense reimbursements are voluntary and may be revised or discontinued at any time and are not reflected in the table above. Had these waivers and reimbursements been reflected, total expenses for the High Quality Bond Fund and Small Company Growth Fund would have been 0.93% and 1.68% respectively.

ING VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES       REDUCTIONS     REDUCTIONS(1)   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  ING VP Worldwide Growth
    (Service Shares)               1.00%        0.25%        1.72%           2.97%           1.74%          1.23%
-------------------------------------------------------------------------------------------------------------------

     (1) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Total Waivers or Reductions" in the table above. For the Worldwide Growth Portfolio, the expense limits will continue through at least December 31, 2002.

GPP-121808

ING VARIABLE PRODUCTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES       REDUCTIONS     REDUCTIONS(1    REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities
    (Service Shares)               0.75%        0.25%        1.58%          2.58%            1.48%          1.10%
-------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap (service
    Shares)                        0.75%        0.25%        0.53%          1.53%            0.43%          1.10%
-------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap
    Opportunities (Service
    Shares)                        0.75%        0.25%        0.71%          1.71%            0.61%          1.10%
-------------------------------------------------------------------------------------------------------------------

     (1) ING Investments, LLC has entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses subject to possible reimbursement to ING Investments, LLC within three years. The amount of each Portfolio's expenses waived or reimbursed during the last fiscal year by ING Investments, LLC is shown under the heading "Total Waivers or Reductions" in the table above. The expense limits for these Portfolios will continue through at least October 31, 2002.

ING VP BOND PORTFOLIO ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  ING VP Bond Portfolio (Class
    S Shares)                      0.40%        0.25%        0.10%           0.75%           0.00%          0.75%
-------------------------------------------------------------------------------------------------------------------

     (1) The table above shows the estimated operating expenses for Class S shares of the Portfolio as a ratio of expenses to average daily net assets. Because Class S shares are new, these estimates are based on the Portfolio's actual operating expenses for Class R shares for the Portfolio's most recently completed fiscal year and fee waivers to which the investment adviser has agreed for the Portfolio. Because Class S shares are new, Other Expenses is the amount of Other Expenses incurred by Class R shareholders for the year ended December 31, 2001.

GPP-121808

INVESCO VARIABLE INVESTMENT FUNDS, INC. ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  INVESCO VIF -- Financial
    Services                       0.75%        0.00%        0.32%           1.07%           0.00%          1.07%
-------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences    0.75%        0.00%        0.31%           1.06%           0.00%          1.06%
-------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure            0.75%        0.00%        0.64%           1.39%           0.00%          1.39%
-------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities(2)       0.60%        0.00%        0.77%           1.37%           0.00%          1.37%
-------------------------------------------------------------------------------------------------------------------

     (1) The Fund's actual Other Expenses and Total Fund Annual Expenses were lower than the figures shown because its custodian fees were reduced under an expense offset arrangement.
     (2) Certain expenses of the Fund were absorbed voluntarily by INVESCO pursuant to a commitment between the Fund and INVESCO. This commitment may be changed at any time following consultation with the board of directors. After absorption, but excluding any expense offset arrangements, the Fund's Other Expenses and Total Fund Annual Expenses for the fiscal year ended December 31, 2001 were 0.55% and 1.15%, respectively, of the Fund's average net assets.

THE PIMCO VARIABLE INSURANCE TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of a portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE      EXPENSES(1)     REDUCTIONS     REDUCTIONS(2)   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield                 0.25%        0.15%        0.36%           0.76%           0.01%          0.75%
-------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and
    Income                         0.40%        0.15%        0.12%           0.67%           0.02%          0.65%
-------------------------------------------------------------------------------------------------------------------

     (1) "Other Expenses" reflects a 0.35% administrative fee for the High Yield Portfolio and a 0.10% administrative fee and 0.01% representing organizational expenses and pro rata Trustees' fees for the StocksPLUS Growth and Income Portfolio.
     (2) PIMCO has contractually agreed to reduce total annual portfolio operating expenses to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75% and 0.65% of average daily net assets for the PIMCO High Yield and StocksPLUS Growth and Income Portfolios, respectively. Without such reductions, Total Annual Expenses for the fiscal year ended December 31, 2001 would have been 0.76% and 0.67% for the PIMCO High Yield Bond and StocksPLUS Growth and Income Portfolios, respectively. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

GPP-121808

PIONEER VARIABLE CONTRACTS TRUST ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio)(1):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT (Class II
    Shares)                        0.65%        0.25%        0.14%           1.04%           0.00%          1.04%
-------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT
    (Class II Shares)              0.65%        0.25%        0.21%           1.11%           0.00%          1.11%
-------------------------------------------------------------------------------------------------------------------

     (1) Fees and expenses based on portfolio's latest fiscal year ended December 31, 2001.

PROFUNDS ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND

                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES

                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)    REDUCTIONS(2)   REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                  0.75%        0.25%        1.25%          2.25%            0.27%          1.98%
-------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30             0.75%        0.25%        0.89%          1.89%            0.00%          1.89%
-------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap             0.75%        0.25%        1.65%          2.65%            0.40%          2.25%
-------------------------------------------------------------------------------------------------------------------

     (1) Investment Advisory Fees and Expenses for the ProFund VPs Bull, Small-Cap and Europe 30 are for the period ending December 31, 2001.
     (2) ProFund Advisors has contractually agreed to waive Investment Advisory and Management Services Fees and to reimburse other expenses to the extent the Fund's Total Annual Operating Expenses exceed 1.98% for ProFund VP Bull and 2.25% for ProFund VP Small-Cap of the Fund's average daily net assets through December 31, 2002. After such date, the expense limitation may be terminated or revised. A waiver or reimbursement lowers the expense ratio and increases overall returns to the investors.

GPP-121808

THE PRUDENTIAL SERIES FUND ANNUAL EXPENSES (as a percentage of the average daily net assets of the portfolio):

-------------------------------------------------------------------------------------------------------------------
                                                                          TOTAL FUND                      NET FUND
                                            DISTRIBUTION                    ANNUAL                         ANNUAL
                                               AND/OR                      EXPENSES          TOTAL        EXPENSES
                                INVESTMENT     SERVICE                     WITHOUT          WAIVERS         AFTER
                                 ADVISORY      (12b-1)       OTHER        WAIVERS OR          OR         WAIVERS OR
PORTFOLIO                           FEE          FEE       EXPENSES     REDUCTIONS(1)     REDUCTIONS     REDUCTIONS
-------------------------------------------------------------------------------------------------------------------
  Jennison (Class II Shares)       0.60%        0.25%        0.19%           1.04%           0.00%          1.04%
-------------------------------------------------------------------------------------------------------------------
  SP Jennison International
    Growth (Class II Shares)(1)    0.85%        0.25%        1.16%           2.26%           0.00%          2.26%
-------------------------------------------------------------------------------------------------------------------

     (1) For the year ended December 31, 2001, the Portfolio's investment adviser voluntarily subsidized a portion of the Portfolio's total expenses. This subsidy is not reflected in the table above. Had this subsidy of 0.62% been reflected above, Total Net Fund Annual Expenses would have been 1.64%.

The purpose of the foregoing tables is to help you understand the various costs and expenses that you will bear directly and indirectly. See the prospectuses of Trusts and Funds for additional information on management or advisory fees and in some cases on other portfolio expenses.

Premium taxes (which currently range from 0% to 3.5% of premium payments) may apply, but are not reflected in the tables above or in the examples below.

EXAMPLES:

The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually if you are a Yr-2001, May-2001 or May-2002 contract owner. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.03% of assets (based on an average contract value of $120,000). Examples 1 and 2 also assume you elected the earnings multiplier benefit rider with a charge of 0.30% of the contract value annually. In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, and the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing at 7% per year. The assumed annual rider charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to a charge of 0.125% of rider base per quarter over the same period. For May-2002 contract owners, expenses would be somewhat lower for allocations to the Liquid Asset or Limited Maturity bond Portfolios. Each example also assumes that any applicable expense reimbursements of underlying portfolio expenses will continue for the periods shown. If the Standard Death Benefit, the Annual Ratchet Enhanced Death Benefit or 7% Solution Enhanced Death Benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

Please see Appendix G for expense examples applicable to Pre-2000 and Yr-2000 contract owners.

GPP-121808

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
  All Cap                                            $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $122             $207              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $129             $228              $318             $499
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $122             $207              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $130             $231              $323             $507
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $123             $211              $290             $450
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $123             $209              $288             $445
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $114             $184              $246             $366
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $114             $184              $246             $366
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $120             $203              $277             $426
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Research                                           $120             $203              $277             $426
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $123             $209              $288             $445
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $120             $203              $277             $426
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $121             $205              $280             $431

  AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $126             $219              $304             $474
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $120             $201              $275             $422
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $121             $204              $279             $430
--------------------------------------------------------------------------------------------------------------------

  THE GALAXY VIP FUND
--------------------------------------------------------------------------------------------------------------------
  Asset Allocation                                   $122             $207              $284             $438
--------------------------------------------------------------------------------------------------------------------
  Equity                                             $122             $207              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Growth and Income                                  $126             $219              $302             $472
--------------------------------------------------------------------------------------------------------------------
  High Quality Bond                                  $122             $208              $286             $442
--------------------------------------------------------------------------------------------------------------------
  Small Company Growth                               $137             $251              $353             $559
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       11

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------
  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $124             $213              $293             $456

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities                        $123             $209              $287             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $123             $209              $287             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $123             $209              $287             $444
--------------------------------------------------------------------------------------------------------------------

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Financial Services                   $122             $208              $286             $442
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $126             $218              $301             $469
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $125             $217              $300             $467
--------------------------------------------------------------------------------------------------------------------

  THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield                                   $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $118             $196              $265             $404
--------------------------------------------------------------------------------------------------------------------

  PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                                   $122             $207              $284             $439
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $123             $209              $288             $445
--------------------------------------------------------------------------------------------------------------------

  PROFUNDS
  ProFund VP Bull                                    $132             $235              $328             $517
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $131             $232              $324             $510
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $134             $243              $340             $538

  THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
  Jennison                                           $122             $207              $284             $439
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $134             $243              $341             $538
--------------------------------------------------------------------------------------------------------------------

GPP-121808

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
  All Cap                                            $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $42              $127              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $49              $148              $248             $499
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $42              $127              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $50              $151              $253             $507
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $43              $131              $220             $450
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $43              $129              $218             $445
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $34              $104              $176             $366
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $34              $104              $176             $366
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $40              $123              $207             $426
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Research                                           $40              $123              $207             $426
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $43              $129              $218             $445
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $40              $123              $207             $426
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $41              $125              $210             $431

  AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $46              $139              $234             $474
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $40              $121              $205             $422
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $41              $124              $209             $430
--------------------------------------------------------------------------------------------------------------------

  THE GALAXY VIP FUND
--------------------------------------------------------------------------------------------------------------------
  Asset Allocation                                   $42              $127              $214             $438
--------------------------------------------------------------------------------------------------------------------
  Equity                                             $42              $127              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Growth and Income                                  $46              $139              $232             $472
--------------------------------------------------------------------------------------------------------------------
  High Quality Bond                                  $42              $128              $216             $442
--------------------------------------------------------------------------------------------------------------------
  Small Company Growth                               $57              $171              $283             $559
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       13

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $44              $133              $223             $456

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities                        $43              $129              $217             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $43              $129              $217             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $43              $129              $217             $444
--------------------------------------------------------------------------------------------------------------------

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Financial Services                   $42              $128              $216             $442
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $46              $138              $231             $469
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $45              $137              $230             $467
--------------------------------------------------------------------------------------------------------------------

  THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield                                   $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $38              $116              $195             $404
--------------------------------------------------------------------------------------------------------------------

  PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                                   $42              $127              $214             $439
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $43              $129              $218             $445
--------------------------------------------------------------------------------------------------------------------

  PROFUNDS
  ProFund VP Bull                                    $52              $155              $258             $517
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $51              $152              $254             $510
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $54              $163              $270             $538

  THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
  Jennison                                           $42              $127              $214             $439
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $54              $163              $271             $538
--------------------------------------------------------------------------------------------------------------------

GPP-121808

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
  All Cap                                            $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $111             $175              $231             $340
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $119             $197              $268             $410
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $111             $175              $231             $340
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $112             $179              $239             $354
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $112             $178              $236             $349
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $106             $160              $207             $292
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $106             $160              $207             $292
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $110             $171              $225             $327
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Research                                           $110             $171              $225             $327
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $112             $178              $236             $349
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $110             $171              $225             $327
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $110             $173              $228             $333

  AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $115             $188              $253             $381
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $109             $169              $222             $322
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $110             $172              $227             $331
--------------------------------------------------------------------------------------------------------------------

  THE GALAXY VIP FUND
--------------------------------------------------------------------------------------------------------------------
  Asset Allocation                                   $111             $175              $232             $341
--------------------------------------------------------------------------------------------------------------------
  Equity                                             $111             $175              $231             $340
--------------------------------------------------------------------------------------------------------------------
  Growth and Income                                  $115             $187              $252             $379
--------------------------------------------------------------------------------------------------------------------
  High Quality Bond                                  $112             $176              $234             $345
--------------------------------------------------------------------------------------------------------------------
  Small Company Growth                               $127             $221              $306             $477
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       15

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------
  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $113             $181              $242             $361

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
  ING VP Growth Opportunities                        $112             $177              $236             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $112             $177              $236             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $112             $177              $236             $348

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                   $112             $176              $234             $345
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $115             $186              $250             $376
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $115             $186              $249             $374

  THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield                                   $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $107             $163              $213             $303

  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                   $111             $176              $232             $342
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $112             $178              $236             $349

  PROFUNDS
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                                    $121             $204              $279             $430
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $120             $201              $275             $422
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $124             $212              $292             $453
--------------------------------------------------------------------------------------------------------------------

  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $111             $176              $232             $342
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $124             $212              $292             $454
--------------------------------------------------------------------------------------------------------------------

GPP-121808

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------
  THE GCG TRUST
  All Cap                                            $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $31              $ 95              $161             $340
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $39              $117              $198             $410
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $33              $102              $174             $363
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $31              $ 95              $161             $340
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $33              $102              $174             $363
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $33              $102              $174             $363
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $32              $ 99              $169             $354
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $32              $ 98              $166             $349
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $26              $ 80              $137             $292
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $26              $ 80              $137             $292
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $33              $102              $174             $363
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $30              $ 91              $155             $327
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Research                                           $30              $ 91              $155             $327
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $32              $ 98              $166             $349
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $30              $ 91              $155             $327
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $30              $ 93              $158             $333

  AIM VARIABLE INSURANCE FUNDS
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $35              $108              $183             $381
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $29              $ 89              $152             $322
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $30              $ 92              $157             $331
--------------------------------------------------------------------------------------------------------------------

  THE GALAXY VIP FUND
--------------------------------------------------------------------------------------------------------------------
  Asset Allocation                                   $31              $ 95              $162             $341
--------------------------------------------------------------------------------------------------------------------
  Equity                                             $31              $ 95              $161             $340
--------------------------------------------------------------------------------------------------------------------
  Growth and Income                                  $35              $107              $182             $379
--------------------------------------------------------------------------------------------------------------------
  High Quality Bond                                  $32              $ 96              $164             $345
--------------------------------------------------------------------------------------------------------------------
  Small Company Growth                               $47              $141              $236             $477
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       17

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $33              $101              $172             $361

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
  ING VP Growth Opportunities                        $32              $ 97              $166             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $32              $ 97              $166             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $32              $ 97              $166             $348

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                   $32              $ 96              $164             $345
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $35              $106              $180             $376
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $35              $106              $179             $374

  THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield                                   $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $27              $ 83              $143             $303

  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                   $31              $ 96              $162             $342
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $32              $ 98              $166             $349

  PROFUNDS
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                                    $41              $124              $209             $430
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $40              $121              $205             $422
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $44              $132              $222             $453
--------------------------------------------------------------------------------------------------------------------

  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $31              $ 96              $162             $342
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $44              $132              $222             $454
--------------------------------------------------------------------------------------------------------------------

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT. EXAMPLES ASSUME THAT ANY CONTRACTUAL EXPENSE WAIVERS OR REIMBURSEMENTS REMAIN IN EFFECT FOR ALL PERIODS SHOWN.

Compensation is paid for the sale of the Contracts. For information about this compensation, see "Selling the Contract."

GPP-121808

--------------------------------------------------------------------------------
                             PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

ACCUMULATION UNIT
We use accumulation units to calculate the value of a Contract. Each subaccount of Separate Account B has its own accumulation unit value. The accumulation units are valued each business day that the New York Stock Exchange is open for trading. Their values may increase or decrease from day to day according to a Net Investment Factor, which is primarily based on the investment performance of the applicable investment portfolio. Shares in the investment portfolios are valued at their net asset value.

THE NET INVESTMENT FACTOR
The Net Investment Factor is an index number which reflects certain charges under the Contract and the investment performance of the subaccount. The Net Investment Factor is calculated for each subaccount as follows:

     1) We take the net asset value of the subaccount at the end of each business day.

     2) We add to (1) the amount of any dividend or capital gains distribution declared for the subaccount and reinvested in such subaccount. We subtract from that amount a charge for our taxes, if any.

     3) We divide (2) by the net asset value of the subaccount at the end of the preceding business day.

     4) We then subtract the applicable daily mortality and expense risk charge and the daily asset-based administrative charge from the subaccount.

Calculations for the subaccounts are made on a per share basis.

CONDENSED FINANCIAL INFORMATION
Tables containing (i) the accumulation unit value history of each subaccount of Golden American Separate Account B offered in this prospectus and (ii) the total investment value history of each such subaccount are presented in Appendix A -- Condensed Financial Information. We present sets of tables for each category for which Contracts have been issed to reflect the varying death benefits and mortality and expense risk charges, which affect the accumulation unit values.

FINANCIAL STATEMENTS
The audited financial statements of Separate Account B for the year ended December 31, 2001 are included in the Statement of Additional Information. The audited consolidated financial statements of Golden American for the years ended December 31, 2001, 2000 and 1999 are included in the Statement of Additional Information.

PERFORMANCE INFORMATION
>From time to time, we may advertise or include in reports to contract owners performance information for the subaccounts of Separate Account B, including the average annual total return performance, yields and other nonstandard measures of performance. Such performance data will be computed, or accompanied by performance data computed, in accordance with standards defined by the SEC.

Except for the Liquid Asset subaccount, quotations of yield for the subaccounts will be based on all investment income per unit (contract value divided by the accumulation unit) earned during a given 30-day period, less expenses accrued during such period. Information on standard total average annual return performance will include average annual rates of total return for 1, 5 and 10 year periods, or lesser periods depending on how long Separate Account B has been investing in the portfolio. We may show other total returns for periods of less than one year. Total return figures will be based on the actual historic performance of the subaccounts of Separate Account B, assuming an investment at the beginning of the period when the separate account first invested in the portfolios, withdrawal of the investment at the end of the period, adjusted to reflect the deduction of all applicable portfolio and current contract charges. We may also show rates of total return on amounts invested at the beginning of the period with no withdrawal at the end of the period. Total return figures which assume no withdrawals at the end of the period will reflect all recurring charges, but will not reflect the surrender charge. In addition, we may present historic

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performance data for the investment portfolios since their inception reduced by some or all of the fees and charges under the Contract. Such adjusted historic performance includes data that precedes the inception dates of the subaccounts of Separate Account B. This data is designed to show the performance that would have resulted if the Contract had been in existence before the separate account began investing in the portfolios.

Current yield for the Liquid Asset subaccount is based on income received by a hypothetical investment over a given 7-day period, less expenses accrued, and then "annualized" (i.e., assuming that the 7-day yield would be received for 52 weeks). We calculate "effective yield" for the Liquid Asset subaccount in a manner similar to that used to calculate yield, but when annualized, the income earned by the investment is assumed to be reinvested. The "effective yield" will thus be slightly higher than the "yield" because of the compounding effect of earnings. We calculate quotations of yield for the remaining subaccounts on all investment income per accumulation unit earned during a given 30-day period, after subtracting fees and expenses accrued during the period, assuming no surrender and the selection of the Max 7 Enhanced Death Benefit and the MGIB optional benefit rider. YOU SHOULD BE AWARE THAT THERE IS NO GUARANTEE THAT THE LIQUID ASSET SUBACCOUNT WILL HAVE A POSITIVE OR LEVEL RETURN.

We may compare performance information for a subaccount to: (i) the Standard & Poor's 500 Stock Index, Dow Jones Industrial Average, Donoghue Money Market Institutional Averages, or any other applicable market indices, (ii) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services (a widely used independent research firm which ranks mutual funds and other investment companies), or any other rating service, and
(iii) the Consumer Price Index (measure for inflation) to determine the real rate of return of an investment in the Contract. Our reports and promotional literature may also contain other information including the ranking of any subaccount based on rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by similar rating services.

Performance information reflects only the performance of a hypothetical contract and should be considered in light of other factors, including the investment objective of the investment portfolio and market conditions. Please keep in mind that past performance is not a guarantee of future results.

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                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
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Golden American Life Insurance Company is a Delaware stock life insurance company, which was originally incorporated in Minnesota on January 2, 1973. Golden American is a wholly owned subsidiary of Equitable Life Insurance Company of Iowa ("Equitable Life"). Equitable Life is a wholly owned subsidiary of Equitable of Iowa Companies, Inc. ("Equitable of Iowa") which in turn is a wholly owned subsidiary of ING Groep N.V. ("ING"), a global financial services holding company based in The Netherlands. Golden American is authorized to sell insurance and annuities in all states, except New York, and the District of Columbia. In May 1996, Golden American established a subsidiary, First Golden American Life Insurance Company of New York, which is authorized to sell annuities in New York and Delaware. First Golden was merged into ReliaStar Life Insurance Company of New York, another wholly owned subsidiary of ING and an affiliate, on April 1, 2002. Golden American's consolidated financial statements appear in the Statement of Additional Information.

Equitable of Iowa is the holding company for Equitable Life, Directed Services, Inc., the investment manager of the GCG Trust and the distributor of the Contracts, and other interests. ING also owns ING Investments, LLC and ING Investment Management, LLC, portfolio managers of the GCG Trust, and the investment managers of the ING Variable Insurance Trust, ING Variable Products Trust and ING VP Bond Portfolio, respectively. ING also owns Baring International Investment Limited, another portfolio manager of the GCG Trust.

Our principal office is located at 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.

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                              THE TRUSTS AND FUNDS
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The GCG Trust is a mutual fund whose shares are offered to separate accounts funding variable annuity and variable life insurance policies offered by Golden American and other affiliated insurance companies. The GCG Trust may also sell its shares to separate accounts of insurance companies not affiliated with Golden American. Pending SEC approval, shares of the GCG Trust may also be sold to certain qualified pension and retirement plans. The address of the GCG Trust is 1475 Dunwoody Drive, West Chester, PA 19380.

The Galaxy VIP Fund is a mutual fund whose shares are offered to separate accounts of various life insurance companies for variable annuity contracts, including certain variable contracts of Golden American and its affiliates. The principal address of The Galaxy VIP Fund is 4400 Computer Drive, Westborough, MA 01581.

Fidelity Variable Insurance Products Fund is also a mutual fund which offers its shares only to separate accounts of insurance companies that offer variable annuity and variable life insurance products. Fidelity Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund II is located at 82 Devonshire Street, Boston, MA 02109.

ING VP Bond Portfolio is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING VP Bond Portfolio is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The PIMCO Variable Insurance Trust is also a mutual fund whose shares are available to separate accounts of insurance companies, including Golden American, for both variable annuity contracts and variable life insurance policies and to qualified pension and retirement plans. The address of the PIMCO Variable Insurance Trust is 840 Newport Center Drive, Suite 300, Newport Beach, CA 92660.

The ING Variable Insurance Trust (formerly the Pilgrim Variable Insurance Trust) is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Insurance Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The Prudential Series Fund, Inc. is also a mutual fund whose shares are available to separate accounts funding variable annuity and variable life insurance polices offered by The Prudential Insurance Company of America, its affiliated insurers and other life insurance companies not affiliated with Prudential, including Golden American. The address of the Prudential Series Fund is 751 Broad Street, Newark, NJ 07102.

The ING Variable Products Trust is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ING Variable Products Trust is 40 North Central Avenue, Suite 1200, Phoenix, AZ 85004.

The ProFunds is also a mutual fund whose shares are offered to separate accounts funding variable annuity contracts offered by Golden American and other insurance companies, both affiliated and unaffiliated with Golden American. The address of ProFunds is 3435 Stelzer Road, Suite 1000, PO Box 182100, Columbus, OH 43218-2000.

The AIM Variable Insurance Funds is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of AIM Variable Insurance Funds is 11 Greenway Plaza, Suite 100, Houston, TX 77046-1173.

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The Pioneer Variable Contracts Trust is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of Pioneer Variable Contracts Trust is 60 State Street, Boston, MA 02109.

INVESCO Variable Investment Funds, Inc. is also a mutual fund whose shares are available to separate accounts of life insurance companies, including Golden American. The address of the INVESCO Variable Investment Funds, Inc. is 7800 East Union Avenue, Denver, CO 80237.

YOU WILL FIND MORE DETAILED INFORMATION ABOUT THE TRUSTS AND FUNDS IN APPENDIX B THE INVESTMENT PORTFOLIOS.

In the event that, due to differences in tax treatment or other considerations, the interests of contract owners of various contracts participating in the Trusts conflict, we, the Boards of Trustees or Directors of the Trusts or Funds, of the Trusts or Funds and any other insurance companies participating in the Trusts will monitor events to identify and resolve any material conflicts that may arise.

RESTRICTED FUNDS
We may designate any investment option as a Restricted Fund and limit the amount you may allocate or transfer to a Restricted Fund. We may establish any such limitation, at our discretion, as a percentage of premium or contract value or as a specified dollar amount and change the limitation at any time. Currently, we have not designated any investment option as a Restricted Fund. We may, with 30 days notice to you, designate any investment portfolio as a Restricted Fund or change the limitations on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. If a change is made with regard to designation as a Restricted Fund or applicable limitations, such change will apply only to transactions effected after such change.

We limit your investment in the Restricted Funds on both an aggregate basis for all Restricted Funds and for each individual Restricted Fund. The aggregate limits for investment in all Restricted Funds are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, your investment in two or more Restricted Funds would be subject to each of the following three limitations: no more than 30 percent of contract value, up to 100 percent of each premium and no more than $999,999,999. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We also limit your investment in each individual Restricted Fund. The limits for investment in each Restricted Fund are expressed as a percentage of contract value, percentage of premium and maximum dollar amount. Currently, the limits for investment in an individual Restricted Fund are the same as the aggregate limits set forth above. We may change these limits, in our discretion, for new contracts, premiums, transfers or withdrawals.

We monitor the aggregate and individual limits on investments in Restricted Funds for each transaction (e.g. premium payments, reallocations, withdrawals, dollar cost averaging). If the contract value in the Restricted Fund has increased beyond the applicable limit due to market growth, we will not require the reallocation or withdrawal of contract value from the Restricted Fund. However, if an aggregate limit has been exceeded, withdrawals must be taken either from the Restricted Funds or taken pro rata from all investment options in which contract value is allocated, so that the percentage of contract value in the Restricted Funds following the withdrawal is less than or equal to the percentage of contract value in the Restricted Funds prior to the withdrawal.

We will not permit a transfer to the Restricted Funds to the extent that it would increase the contract value in the Restricted Fund or in all Restricted Funds to more than the applicable limits set forth above. We will not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in Restricted Funds, the reallocation will be permitted even if the percentage of contract value in a Restricted Fund is greater than its limit.

Please see "Withdrawals" and "Transfers Among Your Investments" in this prospectus for more information on the effect of Restricted Funds.

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                 COVERED FUNDS, SPECIAL FUNDS AND EXCLUDED FUNDS
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For purposes of determining death benefits and benefits under the optional benefit riders (but not the earnings multiplier benefit rider), we assign the investment options to one of three categories of funds. The categories are:

     1)   Covered Funds;

     2)   Special Funds; and

     3)   Excluded Funds.

Allocations to investment options designated as "Covered Funds" participate fully in all guaranteed benefits. Allocations to those investment options designated as "Special Funds" could affect the death benefit and/or optional benefit rider guarantee that may otherwise be provided. Allocations to "Excluded Funds" do not participate in any guaranteed benefits, due to their potential for volatility. No investment options are currently designated as Excluded Funds.

Designation of investment options under these categories may vary by benefit. For example, an investment option may be designated a Special Fund for purposes of calculating a benefit under an optional benefit rider, but not a death benefit, or for calculating one death benefit and not another. We may, with 30 days notice to you, designate any investment option as a Special or Excluded Fund with respect to new premiums added to such investment option and also with respect to new transfers to such investment option.

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                       GOLDEN AMERICAN SEPARATE ACCOUNT B
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Golden American Separate Account B ("Separate Account B") was established as a separate account of the Company on July 14, 1988. It is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 as amended (the "1940 Act"). Separate Account B is a separate investment account used for our variable annuity contracts. We own all the assets in Separate Account B but such assets are kept separate from our other accounts.

Separate Account B is divided into subaccounts. Each subaccount invests exclusively in shares of one investment portfolio of a Trust or Fund. Each investment portfolio has its own distinct investment objectives and policies. Income, gains and losses, realized or unrealized, of a portfolio are credited to or charged against the corresponding subaccount of Separate Account B without regard to any other income, gains or losses of the Company. Assets equal to the reserves and other contract liabilities with respect to each are not chargeable with liabilities arising out of any other business of the Company. They may, however, be subject to liabilities arising from subaccounts whose assets we attribute to other variable annuity contracts supported by Separate Account B. If the assets in Separate Account B exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits and make all payments provided under the Contracts.

NOTE: We currently offer other variable annuity contracts that invest in Separate Account B but are not discussed in this prospectus. Separate Account B may also invest in other investment portfolios which are not available under your Contract. Under certain circumstances, we may make certain changes to the subaccounts. For more information, see "The Annuity Contract -- Addition, Deletion, or Substitution of Subaccounts and Other Changes."

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                              THE ANNUITY CONTRACT
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The Contract described in this prospectus is a deferred combination variable and fixed annuity contract. The Contract provides a means for you to invest in one or more of the available mutual fund portfolios of the

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Trusts and Funds through Separate Account B. It also provides a means for you to invest in a Fixed Interest Allocation through the Fixed Account. See Appendix D and the Fixed Account II prospectus for more information on The Fixed Account.

CONTRACT DATE AND CONTRACT YEAR
The date the Contract became effective is the contract date. Each 12-month period following the contract date is a contract year.

ANNUITY START DATE
The annuity start date is the date you start receiving annuity payments under your Contract. The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the income phase. The accumulation phase is the period between the contract date and the annuity start date. The income phase begins when you start receiving regular annuity payments from your Contract on the annuity start date.

CONTRACT OWNER
You are the contract owner. You are also the annuitant unless another annuitant is named in the application. You have the rights and options described in the Contract. One or more persons may own the Contract. If there are multiple owners named, the age of the oldest owner will determine the applicable death benefit if such death benefit is available for multiple owners.

The death benefit becomes payable when you die. In the case of a sole contract owner who dies before the income phase begins, we will pay the beneficiary the death benefit when due. The sole contract owner's estate will be the beneficiary if no beneficiary has been designated or the beneficiary has predeceased the contract owner. In the case of a joint owner of the Contract dying before the income phase begins, we will designate the surviving contract owner as the beneficiary. This will override any previous beneficiary designation.

If the contract owner is a trust and a beneficial owner of the trust has been designated, the beneficial owner will be treated as the contract owner for determining the death benefit. If a beneficial owner is changed or added after the contract date, this will be treated as a change of contract owner for determining the death benefit (likely a taxable event). If no beneficial owner of the Trust has been designated, the availability of enhanced death benefits will be based on the age of the annuitant at the time you purchase the Contract.

     JOINT OWNER. For non-qualified Contracts only, joint owners may be named in a written request before the Contract is in effect. Joint owners may independently exercise transfers and other transactions allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them. All rights of a joint owner end at death of that owner if the other joint owner survives. The entire interest of the deceased joint owner in the Contract will pass to the surviving joint owner and the death benefit will be payable. Joint owners may only select the Standard Death Benefit option. The earnings multiplier benefit rider is not available when there are joint owners.

Any addition or deletion of a joint owner is treated as a change of owner which may affect the amount of the death benefit. See "Change of Contract Owner or Beneficiary" below. If you have elected an enhanced death benefit, and you add a joint owner, if the older joint owner is attained age 85 or under, the enhanced death benefit from the date of change will end, and the Standard Death Benefit will apply. For all death benefit options, if the older joint owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. If you elected the earnings multiplier benefit rider, it will terminate if a joint owner is added. Note that returning a Contract to single owner status will not restore any Enhanced Death Benefit or the earnings multiplier benefit. Unless otherwise specified, the term "age" when used for joint owners shall mean the age of the oldest owner.

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ANNUITANT
The annuitant is the person designated by you to be the measuring life in determining annuity payments. The annuitant's age determines when the income phase must begin and the amount of the annuity payments to be paid. You are the annuitant unless you choose to name another person. The annuitant may not be changed after the Contract is in effect.

The contract owner will receive the annuity benefits of the Contract if the annuitant is living on the annuity start date. If the annuitant dies before the annuity start date and a contingent annuitant has been named, the contingent annuitant becomes the annuitant (unless the contract owner is not an individual, in which case the death benefit becomes payable).

If there is no contingent annuitant when the annuitant dies before the annuity start date, the contract owner will become the annuitant. The contract owner may designate a new annuitant within 60 days of the death of the annuitant.

When the annuitant dies before the annuity start date and the contract owner is not an individual, we will pay the designated beneficiary the death benefit then due. If a beneficiary has not been designated, or if there is no designated beneficiary living, the contract owner will be the beneficiary. If the annuitant was the sole contract owner and there is no beneficiary designation, the annuitant's estate will be the beneficiary.

Regardless of whether a death benefit is payable, if the annuitant dies and any contract owner is not an individual, distribution rules under federal tax law will apply. You should consult your tax adviser for more information if you are not an individual.

BENEFICIARY
The beneficiary is named by you in a written request. The beneficiary is the person who receives any death benefit proceeds and who may become the successor contract owner if the contract owner who is a spouse (or the annuitant if the contract owner is other than an individual) dies before the annuity start date. We pay death benefits to the primary beneficiary (unless there are joint owners, in which case death proceeds are payable to the surviving owner(s)).

If the beneficiary dies before the annuitant or the contract owner, the death benefit proceeds are paid to the contingent beneficiary, if any. If there is no surviving beneficiary, we pay the death benefit proceeds to the contract owner's estate.

One or more persons may be a beneficiary or contingent beneficiary. In the case of more than one beneficiary, we will assume any death benefit proceeds are to be paid in equal shares to the surviving beneficiaries.

You have the right to change beneficiaries during the annuitant's lifetime unless you have designated an irrevocable beneficiary. When an irrevocable beneficiary has been designated, you and the irrevocable beneficiary may have to act together to exercise some of the rights and options under the Contract.

     CHANGE OF CONTRACT OWNER OR BENEFICIARY. During the annuitant's lifetime, you may transfer ownership of a non-qualified Contract. A change in ownership may affect the amount of the death benefit, the guaranteed minimum death benefit and/or the death benefit option applied to the contract, the amount of the earnings multiplier benefit, if applicable, and the continuation of any other optional rider that you have elected. The new owner's age, as of the date of the change, will be used as the basis for determining the applicable benefits and charges. The new owner's death will determine when a death benefit is payable.

If you have elected the Standard Death Benefit option, the minimum guaranteed death benefit will continue if the new owner is age 85 or under on the date of the ownership change. For the enhanced death benefit options, if the new owner is age 79 or under on the date that ownership changes, the minimum guaranteed death benefit will continue. If the new owner is age 80 to 85, the enhanced death benefit will end, and the death benefit will become the Standard Death Benefit. For all death benefit options, if the new owner's attained age is 86 or over on the date of the ownership change, the death benefit will be the cash surrender value. The mortality and expense risk charge going forward will reflect the change in death benefit. Please

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note that once a death benefit has been changed due to a change in owner, a subsequent change to a younger owner will not restore any Enhanced Death Benefits.

If you have elected the earnings multiplier benefit rider, and the new owner is under age 76, the rider will continue. The benefit and charge will be adjusted to reflect the attained age of the new owner as the issue age. The Maximum Base and Benefit Base percentages in effect on the original rider date will be used to calculate the benefit. If the new owner is age 76 or over, the rider will terminate. If you have not elected the earnings multiplier benefit rider, the new owner may not add the rider upon the change of ownership.

If you have elected another optional rider, the rider will terminate upon a change of ownership.

You may also change the beneficiary. All requests for changes must be in writing and submitted to our Customer Service Center in good order. The change will be effective as of the day you sign the request. The change will not affect any payment made or action taken by us before recording the change.

A change of owner likely has tax consequences. See "Federal Tax Considerations" in this prospectus.

PURCHASE AND AVAILABILITY OF THE CONTRACT
We will issue a Contract only if both the annuitant and the contract owner are age 85 or younger.

The initial premium payment must be $10,000 or more ($1,500 for qualified Contracts). You may make additional payments of $500 or more ($50 for qualified Contracts) at any time after the free look period before you turn age 85. Under certain circumstances, we may waive the minimum premium payment requirement. We may also change the minimum initial or additional premium requirements for certain group or sponsored arrangements. An initial or additional premium payment that would cause the contract value of all annuities that you maintain with us to exceed $1,000,000 requires our prior approval.

The Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes. The tax-deferred feature is more attractive to people in high federal and state tax brackets. YOU SHOULD NOT BUY THIS CONTRACT: (1) IF YOU ARE LOOKING FOR A SHORT-TERM INVESTMENT; (2) IF YOU CANNOT RISK GETTING BACK LESS MONEY THAN YOU PUT IN; OR (3) IF YOUR ASSETS ARE IN A PLAN WHICH PROVIDES FOR TAX-DEFERRAL AND YOU SEE NO OTHER REASON TO PURCHASE THIS CONTRACT.

IRAs and other qualified plans already have the tax-deferral feature found in this Contract. For an additional cost, the Contract provides other features and benefits including death benefits and the ability to receive a lifetime income. You should not purchase a qualified Contract unless you want these other features and benefits, taking into account their cost. See "Fees and Expenses" in this prospectus. IF YOU ARE CONSIDERING AN ENHANCED DEATH BENEFIT OPTION AND/OR THE EARNINGS MULTIPLIER BENEFIT RIDER AND YOUR CONTRACT WILL BE AN IRA, SEE "TAXATION OF QUALIFIED CONTRACTS - INDIVIDUAL RETIREMENT ANNUITIES" AND "TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT" IN THIS PROSPECTUS.

We and our affiliates offer other variable products that may offer some of the same investment portfolios. These products have different benefits and charges, and may or may not better match your needs.

CREDITING OF PREMIUM PAYMENTS
We will process your initial premium and credit within 2 business days after receipt, if the application and all information necessary for processing the Contract are complete. Subsequent premium payments and credits will be processed within 1 business day if we receive all information necessary. In certain states we also accept initial and additional premium payments by wire order. Wire transmittals must be accompanied by sufficient electronically transmitted data. We may retain your initial premium payment for up to 5 business days while attempting to complete an incomplete application. If the application cannot be completed within this period, we will inform you of the reasons for the delay. We will also return the premium payment immediately unless you direct us to hold the premium payment until the application is completed.

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We will allocate your initial payment according to the instructions you specified. If a subaccount is not available or requested in error, we will make inquiry about a replacement subaccount. If we are unable to reach you or your representative, we will consider the application incomplete. For initial premium payments designated for a subaccount of Separate Account B, the payment will be credited at the accumulation unit value next determined after we receive your premium payment and the completed application. Once the completed application is received, we will allocate the payment to the subaccounts of Separate Account B specified by you within 2 business days.

We will make inquiry to discover any missing information related to subsequent payments. We will allocate the subsequent payment(s) pro rata according to the current variable subaccount allocation unless you specify otherwise. Any fixed allocation(s) will not be considered in the pro rata calculations. If a subaccount is no longer available or requested in error, we will allocate the subsequent payment(s) proportionally among the other subaccount(s) in your current allocation or your allocation instructions. For any subsequent premium payments, the payment and credit designated for a subaccount of Separate Account B will be credited at the accumulation unit value next determined after receipt of your premium payment and instructions.

Once we allocate your premium payment and credit to the subaccounts selected by you, we convert the premium payment and credit into accumulation units. We divide the amount of the premium payment and credit allocated to a particular subaccount by the value of an accumulation unit for the subaccount to determine the number of accumulation units of the subaccount to be held in Separate Account B with respect to your Contract. The net investment results of each subaccount vary with its investment performance.

If your premium payment was transmitted by wire order from your broker-dealer, we will follow one of the following two procedures after we receive and accept the wire order and investment instructions. The procedure we follow depends on state availability and the procedures of your broker-dealer.

     (1) If either your state or broker-dealer do not permit us to issue a Contract without an application, we reserve the right to rescind the Contract if we do not receive and accept a properly completed application or enrollment form within 5 days of the premium payment. If we do not receive the application or form within 5 days of the premium payment, we will refund the contract value plus any charges we deducted, and the Contract will be voided. Some states require that we return the premium paid, in which case we will comply.

     (2) If your state and broker-dealer allow us to issue a Contract without an application, we will issue and mail the Contract to you or your representative, together with an Application Acknowledgement Statement for your execution. Until our Customer Service Center receives the executed Application Acknowledgement Statement, neither you nor the broker-dealer may execute any financial transactions on your Contract unless they are requested in writing by you. We may require additional information before complying with your request (e.g., signature guarantee).

In some states, we may require that an initial premium designated for a subaccount of Separate Account B or the Fixed Account be allocated with the added credit to a subaccount specially designated by the Company (currently, the Liquid Asset subaccount) during the free look period. After the free look period, we will convert your contract value (your initial premium and credit plus any earnings less any expenses) into accumulation units of the subaccounts you previously selected. The accumulation units will be allocated based on the accumulation unit value next computed for each subaccount. Initial premiums designated for Fixed Interest Allocations will be allocated with the added credit to a Fixed Interest Allocation with the guaranteed interest period you have chosen; however, in the future we may allocate the premiums and credits to the specially designated subaccount during the free look period.

ADDITIONAL CREDIT TO PREMIUM
A credit will be added to your contract value based on each premium payment. The credit will be added proportionally to each subaccount and Fixed Interest Allocation as the premium payment is allocated. The credit is a minimum of 4% of the premium payment. We may increase the credit at our discretion. If we

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increase the credit we may reduce it also at our discretion, but we will not reduce it below the minimum credit of 4%, and we will give at least 30 days' notice of any planned reduction.

The credit constitutes earnings (and not premiums paid by you) for federal tax purposes.

In any of the following circumstances, we deduct a credit from the amount we pay to you or your beneficiary:

     (1) If you return your Contract within the free look period, we will deduct the credit from the refund amount;

     (2) If a death benefit becomes payable, we will deduct any credits added to your contract within 1 year prior to death; and

     (3) If we waive any surrender charge, we will deduct any credit added to your contract value within 1 year.

If we deduct a credit from any amount we pay to you, we will deduct the full dollar amount of the credit. You will retain any gains, and you will also bear any losses, that are attributable to the credit we deduct.

Once we have waived any surrender charge, we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

WHILE NO SPECIFIC CHARGE IS MADE FOR THE PREMIUM CREDIT, THE SURRENDER CHARGES ARE HIGHER AND THE SURRENDER CHARGE PERIOD LONGER THAN UNDER OUR PRODUCTS NOT OFFERING A PREMIUM CREDIT. ALSO, THE MORTALITY AND EXPENSE RISK CHARGE IS HIGHER THAN THAT CHARGED UNDER OTHER PRODUCTS PROVIDING COMPARABLE FEATURES, BUT NO PREMIUM CREDIT. WE MAY USE A PORTION OF THE SURRENDER CHARGE AND MORTALITY AND EXPENSE RISK CHARGE TO HELP RECOVER THE COST OF PROVIDING THE PREMIUM CREDIT. IN ADDITION, THERE MAY BE CIRCUMSTANCES UNDER WHICH THE CONTRACT OWNER MAY BE WORSE OFF FROM HAVING RECEIVED A PREMIUM CREDIT. FOR EXAMPLE, THIS COULD OCCUR IF THE CONTRACT OWNER RETURNS THE CONTRACT DURING THE APPLICABLE FREE LOOK PERIOD. UPON A FREE LOOK, WE RECAPTURE THE PREMIUM CREDIT THAT HAD BEEN CREDITED. IF THE STATE LAW PROVIDES THAT CONTRACT VALUE IS RETURNED ON A FREE LOOK, AND IF THE PERFORMANCE OF THE APPLICABLE SUBACCOUNTS HAS BEEN NEGATIVE DURING THAT PERIOD, WE WILL RETURN THE CONTRACT VALUE LESS THE PREMIUM CREDIT. THE NEGATIVE PERFORMANCE ASSOCIATED WITH THE PREMIUM CREDIT WILL REDUCE THE CONTRACT VALUE MORE THAN IF THE PREMIUM CREDIT HAD NOT BEEN APPLIED.

ADMINISTRATIVE PROCEDURES
We may accept a request for Contract service in writing, by telephone, or other approved electronic means, subject to our administrative procedures, which vary depending on the type of service requested and may include proper completion of certain forms, providing appropriate identifying information, and/or other administrative requirements. We will process your request at the contract value next determined only after you have met all administrative requirements.

CONTRACT VALUE
We determine your contract value on a daily basis beginning on the contract date. Your contract value is the sum of (a) the contract value in the Fixed Interest Allocations, and (b) the contract value in each subaccount in which you are invested.

     CONTRACT VALUE IN FIXED INTEREST ALLOCATIONS. The contract value in your Fixed Interest Allocation is the sum of premium payments and credits allocated to the Fixed Interest Allocation under the Contract, plus contract value transferred to the Fixed Interest Allocation, plus credited interest, minus any transfers and withdrawals from the Fixed Interest Allocation (including any Market Value Adjustment applied to such withdrawal), contract fees (including, in some cases, fees for optional benefit riders) and premium taxes.

     CONTRACT VALUE IN THE SUBACCOUNTS. On the contract date, the contract value in the subaccount in which you are invested is equal to the initial premium paid and added credit that was designated to be allocated to the subaccount. On the contract date, we allocate your contract value to each subaccount and/or a Fixed Interest Allocation specified by you, unless the Contract is issued in a state that requires the return

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of premium payments during the free look period, in which case, the portion of your initial premium and added credit not allocated to a Fixed Interest Allocation may be allocated to a subaccount specially designated by the Company during the free look period for this purpose (currently, the Liquid Asset subaccount).

On each business day after the contract date, we calculate the amount of contract value in each subaccount as follows:

     (1) We take the contract value in the subaccount at the end of the preceding business day.

     (2) We multiply (1) by the subaccount's Net Investment Factor since the preceding business day.

     (3)  We add (1) and (2).

     (4) We add to (3) any additional premium payments and credits, and then add or subtract any transfers to or from that subaccount.

     (5) We subtract from (4) any withdrawals and any related charges, and then subtract any contract fees (including any rider charges) and premium taxes.

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value will fluctuate daily based on the investment results of the subaccounts in which you are invested and interest credited to Fixed Interest Allocations and any Market Value Adjustment. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), any optional benefit rider charges, and any other charges incurred but not yet deducted.

SURRENDERING TO RECEIVE THE CASH SURRENDER VALUE
You may surrender the Contract at any time while the annuitant is living and before the annuity start date. A surrender will be effective on the date your written request and the Contract are received at our Customer Service Center. We will determine and pay the cash surrender value at the price next determined after receipt of all paperwork required in order for us to process your surrender. Once paid, all benefits under the Contract will be terminated. For administrative purposes, we will transfer your money to a specially designated subaccount (currently the Liquid Asset subaccount) prior to processing the surrender. This transfer will have no effect on your cash surrender value. You may receive the cash surrender value in a single sum payment or apply it under one or more annuity options. We will usually pay the cash surrender value within 7 days.

Consult your tax adviser regarding the tax consequences associated with surrendering your Contract. A surrender made before you reach age 59 1/2 may result in a 10% tax penalty. See "Federal Tax Considerations" for more details.

THE SUBACCOUNTS
Each of the subaccounts of Separate Account B offered under this prospectus invests in an investment portfolio with its own distinct investment objectives and policies. Each subaccount of Separate Account B invests in a corresponding portfolio of a Trust or Fund.

ADDITION, DELETION OR SUBSTITUTION OF SUBACCOUNTS AND OTHER CHANGES
We may make additional subaccounts available to you under the Contract. These subaccounts will invest in investment portfolios we find suitable for your Contract.

We may amend the Contract to conform to applicable laws or governmental regulations. If we feel that investment in any of the investment portfolios has become inappropriate to the purposes of the Contract, we may, with approval of the SEC (and any other regulatory agency, if required) substitute another portfolio for

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existing and future investments. If you elected the dollar cost averaging, systematic withdrawals or automatic rebalancing programs or if you have other outstanding instructions, and we substitute or otherwise eliminate a portfolio which is subject to those instructions, we will execute your instructions using the substituted or proposed replacement portfolio, unless you request otherwise. The substitute or proposed replacement portfolio may have higher fees and charges than any portfolio it replaces.

We also reserve the right to: (i) deregister Separate Account B under the 1940 Act; (ii) operate Separate Account B as a management company under the 1940 Act if it is operating as a unit investment trust; (iii) operate Separate Account B as a unit investment trust under the 1940 Act if it is operating as a managed separate account; (iv) restrict or eliminate any voting rights as to Separate Account B; and (v) combine Separate Account B with other accounts.

We will, of course, provide you with written notice before any of these changes are effected.

THE FIXED ACCOUNT
The Fixed Account is a segregated asset account which contains the assets that support a contract owner's Fixed Interest Allocations. See Appendix D and the Fixed Account II prospectus.

OPTIONAL RIDERS
Subject to state availability, you may elect one of the three optional benefit riders discussed below. You may not add more than one of these three riders to your Contract. There is a separate charge for each rider. Once elected, the riders generally may not be cancelled. This means once you add the rider, you may not remove it, and charges will be assessed regardless of the performance of your Contract. Please see "Charges and Fees -- Optional Rider Charges" for information on rider charges.

Your benefits under the optional benefit riders depend on the category of contract owners to which you belong. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001 and May-2002 contract owners. If you are a contract owner, the category of your Contract is indicated on your quarterly statements. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase).

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are

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               allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

The following describes the optional riders for Contracts in the May-2002 category. Please see Appendix I for a description of the calculation of the optional rider benefits applicable under your Contract if you are a Pre-2000 or Yr-2000 contract owner, or Appendix J if you are a Yr-2001 or May-2001 contract owner.

THE OPTIONAL RIDERS MAY NOT BE AVAILABLE FOR ALL INVESTORS. YOU SHOULD ANALYZE EACH RIDER THOROUGHLY AND UNDERSTAND IT COMPLETELY BEFORE YOU SELECT ANY. THE OPTIONAL RIDERS DO NOT GUARANTEE ANY RETURN OF PRINCIPAL OR PREMIUM PAYMENTS AND DO NOT GUARANTEE PERFORMANCE OF ANY SPECIFIC INVESTMENT PORTFOLIO UNDER THE CONTRACT. YOU SHOULD CONSULT A QUALIFIED FINANCIAL ADVISER IN EVALUATING THE RIDERS.

THE OPTIONAL RIDERS MAY NOT BE APPROVED IN ALL STATES. CHECK WITH OUR CUSTOMER SERVICE CENTER FOR AVAILABILITY IN YOUR STATE. THE TELEPHONE NUMBER IS (800) 366-0066.

RIDER DATE. We use the term "rider date" in the discussion of the optional benefit riders below. The rider date is the date an optional benefit rider becomes effective. The rider date is also the contract date if the rider was purchased at the time the Contract is issued.

NO CANCELLATION. Once you purchase a rider, the rider may not be cancelled, unless you cancel the Contract during the Contract's free look period, surrender, annuitize or otherwise terminate the Contract which automatically cancels any attached rider. Once the Contract continues beyond the free look period, you may not at any time cancel the rider, except with respect to a one-time right to cancel the twenty-year option of the Minimum Guaranteed Accumulation Benefit rider under specified conditions. The Company may, at its discretion, cancel and/or replace a rider at your request in order to renew or reset a rider.

TERMINATION. The optional riders are "living benefits." This means that the guaranteed benefits offered by the riders are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional riders automatically terminate (and all benefits under the rider will cease) if you annuitize, surrender or otherwise terminate your Contract or die (first owner to die if there are multiple contract owners, or at death of annuitant if contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract, during the accumulation phase. The optional rider will also terminate if there is a change in contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances which may cause a particular optional rider to terminate automatically are discussed below with the applicable rider.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than the MGAB Base. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For a discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment plus credits, reduced pro rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment plus credits, reduced pro rata for withdrawals, and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

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     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Covered, Special and Excluded Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. The aggregate MGAB Benefit Base equals the sum of:

               1)   the MGAB Base allocated to Covered Funds;

               2)   the MGAB Base allocated to Special Funds; and

               3) the lesser of the contract value allocated to Excluded Funds and MGAB Base allocated to Excluded Funds.

          No investment options are currently designated as Special Funds for the ten-year MGAB. The following investment options are designated as Special Funds for the twenty-year MGAB: the GCG Liquid Asset Portfolio; the GCG Limited Maturity Bond Portfolio; the Fixed Account; the Fixed Interest Division; and the TSA Special Fixed Account. No investment option are currently designated as Excluded Funds.

          The MGAB Base for Covered Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Benefit Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

          The MGAB Base for Special Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers. There is no accumulation of MGAB Base for Special Funds for either the ten-year or twenty-year MGAB.

          The MGAB Base for Excluded Funds equals the allocated eligible premiums, adjusted for subsequent withdrawals and transfers, accumulated until the MGAB Benefit Date at 0% for the ten-year MGAB and 3.5265% for the twenty-year MGAB.

          If you purchased the MGAB optional benefit rider after the contract date, your MGAB Base equals your allocated contract value, plus premiums added during the 2-year period after your rider date, accumulated at the appropriate MGAB rate describe above, and adjusted for withdrawals and transfers.

          Only premiums added to your Contract during the first 2-year period after your rider date are included in the MGAB Base. Any additional premium payments added after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

          The MGAB Charge Base is used to determine the periodic MGAB rider charges. The MGAB Charge Base equals the eligible premiums, adjusted for subsequent withdrawals and transfers, as allocated by fund category. The MGAB Charge Base is tracked separately for Covered, Special and Excluded Funds, and separate rates may apply to each. Currently, the same deduction method and rate apply to all categories.

          Withdrawals reduce the MGAB Base and MGAB Charge Base on a pro-rata basis. The percentage reduction in the MGAB Base and MGAB Charge Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGAB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGAB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

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          Net Transfers from Covered Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Covered Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Covered Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Benefit Date.

          Net Transfers from Special Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro-rata basis. Any resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the reduction in the MGAB Base and MGAB Charge Base allocated to Special Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Benefit Date.

          Net Transfers from Excluded Funds to other funds reduce the MGAB Base and MGAB Charge Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in MGAB Base and MGAB Charge Base allocated to other funds will equal the lesser of the contract value transferred and the change in the MGAB Base and MGAB Charge Base allocated to Excluded Funds. There will be no such increase if the transfer occurs within 3 years of the MGAB Benefit Date.

          Any transfer within 3 years of the MGAB Benefit Date (regardless of the funds involved) reduces the MGAB Base and MGAB Charge Base for Covered, Special or Excluded Funds, as applicable, on a pro-rata basis, based on the percentage of contract value transferred, without any corresponding increase.

     2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider

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occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we will assess the pro rata portion of the MGAB rider charge for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay during the five contract years after you purchase the rider, the credits we add, the amount of contract value you allocate or transfer to Special Funds or Excluded Funds, the MGIB Rate, the adjustment for Special Fund or Excluded Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds or Excluded Funds may limit the MGIB benefit. The following investment options are designated as Special Funds for purposes of calculating the MGIB Benefit: the GCG Liquid Asset Portfolio, the GCG Limited Maturity Bond Portfolio, the Fixed Account, the Fixed Interest Division and the TSA Special Fixed Account.

For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges."

Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

          (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

          (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Golden American Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

          (iii)the MGIB annuity income based on your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Golden American Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Covered, Special and Excluded Funds, based on initial allocation of eligible premium (or contract value) and credits, and subsequently allocated eligible

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          premiums and any credits we add, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the lesser of (a) and (b) where:

               a)   is the Maximum MGIB Base; and

               b)   is the sum of:

                    1)   the MGIB Base allocated to Covered Funds;

                    2)   the MGIB Base allocated to Special Funds; and

                    3)   the contract value allocated to Excluded Funds.

          The Maximum MGIB Base is 200% of eligible premiums and credits adjusted pro-rata for withdrawals. The Maximum MGIB Base is not allocated by Fund category and credits.

          The MGIB Base allocated to Covered Funds equals the eligible premiums and credits allocated to Covered Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the Maximum MGIB Base, and at 0% thereafter.

          The MGIB Base allocated to Special Funds equals the eligible premiums and credits allocated to Special Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect. THERE IS NO ACCUMULATION OF MGIB BASE ALLOCATED TO SPECIAL FUNDS.

          The MGIB Base allocated to Excluded Funds equals the eligible premiums and credits allocated to Excluded Funds, adjusted for subsequent withdrawals and transfers taken or made while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the Maximum MGIB Base, and at 0% thereafter. THE MGIB BASE ALLOCATED TO EXCLUDED FUNDS IS USED ONLY FOR TRANSFER ADJUSTMENTS AND RIDER CHARGES. IT IS NOT USED TO DETERMINE BENEFITS.

          Eligible premiums and credits are those added more than 5 years before the earliest MGIB Benefit Date. Premiums paid and credits after that are excluded from the MGIB Base.

          The MGIB Rate is currently 7%. We may, at our discretion, discontinue offering this rate. The MGIB Rate is an annual effective rate.

          Withdrawals reduce the MGIB Base on a pro-rata basis. The percentage reduction in the MGIB Base for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the MGIB Base in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the MGIB Base in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal.

          Net transfers from Covered Funds will reduce the MGIB Base allocated to Covered Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Special or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Covered Funds.

          Net transfers from Special Funds will reduce the MGIB Base allocated to Special Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Excluded Funds, as applicable, will equal the reduction in the MGIB Base allocated to Special Funds.

          Net transfers from Excluded Funds will reduce the MGIB Base allocated to Excluded Funds on a pro-rata basis. The resulting increase in the MGIB Base allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the change in the MGIB Base allocated to Excluded Funds.

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     2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

          The MGIB Income Options available under the MGIB Rider are:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Benefit Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before you can annuitize under the MGIB rider. This could reduce the MGIB benefit.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary on or after the tenth contract anniversary when you decide to exercise your right to annuitize under the MGIB rider. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuitize under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS, AND DIFFERENT TAX CONSEQUENCES, UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero you will receive periodic payments equal to

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all premium payments and credits paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Each payment you receive under the MGWB rider will be taxed as a withdrawal and may be subject to a penalty tax. See "Withdrawals" and "Federal Tax Considerations" for more information. Your original Eligible Payment Amount depends on when you purchase the MGWB rider and equals:

          (i) your premium payments and credits received during the first two contract years, if you purchased the MGWB rider on the contract date;

          (ii)otherwise, your contract value on the rider date, including any premiums and credits received that day, and any subsequent premium payments and credits received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Covered and Excluded Funds, adjusted for any withdrawals and transfers between Covered and Excluded Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO COVERED FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO EXCLUDED FUNDS AND
(2) THE CONTRACT VALUE IN EXCLUDED FUNDS. THUS, INVESTING IN THE EXCLUDED FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Covered Funds and pro rata for Excluded Funds, based on the source of the withdrawal. Any withdrawals greater than the 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Covered and Excluded Funds, by the proportion that the withdrawal bears to the contract value in Covered and Excluded Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Covered and Excluded Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Covered Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider. Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

No investment options are currently designated as Excluded Funds for the Minimum Guaranteed Withdrawal Benefit.

Net transfers from Covered Funds to Excluded Funds will reduce the MGWB Withdrawal Account allocated to Covered Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Excluded Funds equals the reduction in the MGWB Withdrawal Account for Covered Funds.

Net transfers from Excluded Funds to Covered Funds will reduce the MGWB Withdrawal Account allocated to Excluded Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Covered Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Excluded Funds and the net contract value transferred.

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GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account is greater than zero;

          (iii)your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

          (i)  your MGWB Withdrawal Account is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii)you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual death benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status we deem your contract value to be zero and the MGWB periodic payments reduce the enhanced death benefit by the amount of the payment. In all other

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cases, the death benefit payable during Automatic Periodic Benefit Status is your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, you must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

OTHER CONTRACTS
We offer other variable annuity contracts that also invest in the same portfolios of the Trusts. These contracts have different charges that could affect their performance, and may offer different benefits more suitable to your needs. To obtain more information about these other contracts, contact our Customer Service Center or your registered representative.

OTHER IMPORTANT PROVISIONS
See "Withdrawals," "Transfers Among Your Investments," "Death Benefit Choices," "Charges and Fees," "The Annuity Options" and "Other Contract Provisions" in this prospectus for information on other important provisions in your Contract.

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                                   WITHDRAWALS
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Any time during the accumulation phase and before the death of the contract owner, except under certain qualified contracts, you may withdraw all or part of your money. Keep in mind that if you request a withdrawal for more than 90% of the cash surrender value, we will treat it as a request to surrender the Contract. If any single withdrawal or the sum of withdrawals exceeds the Free Withdrawal Amount, you will incur a surrender charge. The Free Withdrawal Amount in any Contract year is 10% of your contract value on the date of the withdrawal less any withdrawals during that contract year.

You need to submit to us a written request specifying the Fixed Interest Allocations or subaccounts from which amounts are to be withdrawn, otherwise the withdrawal will be made on a pro rata basis from all of the subaccounts in which you are invested. If there is not enough contract value in the subaccounts, we will deduct the balance of the withdrawal from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until we have honored your request. We will apply a Market Value Adjustment to any withdrawal from your Fixed Interest Allocation taken more than 30 days before its maturity date. We will determine the contract value as of the close of business on the day we receive your withdrawal request at our Customer Service Center. The contract value may be more or less than the premium payments made.

If the aggregate percentage cap on allocations to the Restricted Funds has been exceeded, any subsequent withdrawals must be taken so that the percentage of contract value in the Restricted Funds following the withdrawal would not be greater than the percentage of contract value in the Restricted Funds prior to the withdrawal. If a requested withdrawal would cause the percentage cap to be exceeded, the amount of the withdrawal in excess of the cap would be taken pro rata from all variable subaccounts.

For administrative purposes, we will transfer your money to a specially designated subaccount (currently, the Liquid Asset subaccount) prior to processing the withdrawal. This transfer will not affect the withdrawal amount you receive.

Please be aware that the benefit we pay under certain optional benefit riders will be reduced by any withdrawals you take while the rider is in effect. See "Optional Riders."

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We offer the following three withdrawal options:

REGULAR WITHDRAWALS
After the free look period, you may make regular withdrawals. Each withdrawal must be a minimum of $100. We will apply a Market Value Adjustment to any regular withdrawal from a Fixed Interest Allocation that is taken more than 30 days before its maturity date.

SYSTEMATIC WITHDRAWALS
You may choose to receive automatic systematic withdrawal payments (1) from the contract value in the subaccounts in which you are invested, or (2) from the interest earned in your Fixed Interest Allocations. Systematic withdrawals may be taken monthly, quarterly or annually. If you have contract value allocated to one or more Restricted Funds, and you elect to receive systematic withdrawals from the subaccounts in which you are invested, the systematic withdrawals must be taken pro rata from all subaccounts in which contract value is invested. If you do not have contract value allocated to a Restricted Fund and choose systematic withdrawals on a non pro rata basis, we will monitor the withdrawals annually. If you subsequently allocate contract value to one or more Restricted Funds, we will require you to take your systematic withdrawals on a pro rata basis from all subaccounts in which contract value is invested.

You decide when you would like systematic payments to start as long as it is at least 28 days after your contract date. You also select the date on which the systematic withdrawals will be made, but this date cannot be later than the 28th day of the month. If you have elected to receive systematic withdrawals but have not chosen a date, we will make the withdrawals on the same calendar day of each month as your contract date. If your contract date is after the 28th day of the month, your systematic withdrawal will be made on the 28th day of each month.

Each systematic withdrawal amount must be a minimum of $100. The amount of your systematic withdrawal can either be (1) a fixed dollar amount or (2) an amount based on a percentage of your contract value. Both forms of systematic withdrawals are subject to the following maximum, which is calculated on each withdrawal date:

                                           MAXIMUM PERCENTAGE
                 FREQUENCY OF                CONTRACT VALUE
                 Monthly                          0.833%
                 Quarterly                        2.50%
                 Annually                        10.00%

If your systematic withdrawal is a fixed dollar amount and the amount to be withdrawn would exceed the applicable maximum percentage of your contract value on any withdrawal date, we will automatically reduce the amount withdrawn so that it equals such percentage. Thus, your fixed dollar systematic withdrawals will never exceed the maximum percentage. If you want fixed dollar systematic withdrawals to exceed the maximum percentage and are willing to incur associated surrender charges, consider the Fixed Dollar Systematic Withdrawal Feature which you may add to your regular fixed dollar systematic withdrawal program.

If your systematic withdrawal is based on a percentage of your contract value and the amount to be withdrawn based on that percentage would be less than $100, we will automatically increase the amount to $100 as long as it does not exceed the maximum percentage. If the systematic withdrawal would exceed the maximum percentage, we will send the amount, and then automatically cancel your systematic withdrawal option.

Systematic withdrawals from Fixed Interest Allocations are limited to interest earnings during the prior month, quarter, or year, depending on the frequency you chose. Systematic withdrawals are not subject to a Market Value Adjustment, unless you have added the Fixed Dollar Systematic Withdrawal Feature discussed below and the payments exceed interest earnings. Systematic withdrawals from Fixed Interest

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Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. A Fixed Interest Allocation may not participate in both the systematic withdrawal option and the dollar cost averaging program at the same time.

You may change the amount or percentage of your systematic withdrawal once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date. If you submit a subsequent premium payment after you have applied for systematic withdrawals, we will not adjust future withdrawals under the systematic withdrawal program unless you specifically request that we do so. The systematic withdrawal option may commence in a contract year where a regular withdrawal has been taken but you may not change the amount or percentage of your withdrawals in any contract year during which you have previously taken a regular withdrawal. You may not elect the systematic withdrawal option if you are taking IRA withdrawals.

Subject to availability, a spousal or non-spousal beneficiary may elect to receive death benefits as payments over the beneficiary's lifetime ("stretch"). "Stretch" payments will be subject to the same limitations as systematic withdrawals, and non-qualified "stretch" payments will be reported on the same basis as other systematic withdrawals.

     FIXED DOLLAR SYSTEMATIC WITHDRAWAL FEATURE. You may add the Fixed Dollar Systematic Withdrawal Feature to your regular fixed dollar systematic withdrawal program. This feature allows you to receive a systematic withdrawal in a fixed dollar amount regardless of any surrender charges or Market Value Adjustments. Systematic withdrawals from Fixed Interest Allocations under the Fixed Dollar Systematic Withdrawal Feature are available only in connection with Section 72(q) and 72(t) distributions. You choose the amount of the fixed systematic withdrawals, which may total up to a maximum of 10% of your contract value as determined on the day we receive your election of this feature. The maximum limit will not be recalculated when you make additional premium payments, unless you instruct us to do so. We will assess a surrender charge on the withdrawal date if the withdrawal exceeds the maximum limit as calculated on the withdrawal date. We will assess a Market Value Adjustment on the withdrawal date if the withdrawal from a Fixed Interest Allocation exceeds your interest earnings on the withdrawal date. We will apply the surrender charge and any Market Value Adjustment directly to your contract value (rather than to the withdrawal) so that the amount of each systematic withdrawal remains fixed.

Flat dollar systematic withdrawals which are intended to satisfy the requirements of Section 72(q) or 72(t) of the Tax Code may exceed the maximum. Such withdrawals are subject to surrender charges and Market Value Adjustments when they exceed the applicable maximum percentage.

IRA WITHDRAWALS
If you have a non-Roth IRA Contract and will be at least age 70 1/2 during the current calendar year, you may elect to have distributions made to you to satisfy requirements imposed by federal tax law. IRA withdrawals provide payout of amounts required to be distributed by the Internal Revenue Service rules governing mandatory distributions under qualified plans. We will send you a notice before your distributions commence. You may elect to take IRA withdrawals at that time, or at a later date. You may not elect IRA withdrawals and participate in systematic withdrawals at the same time. If you do not elect to take IRA withdrawals, and distributions are required by federal tax law, distributions adequate to satisfy the requirements imposed by federal tax law may be made. Thus, if you are participating in systematic withdrawals, distributions under that option must be adequate to satisfy the mandatory distribution rules imposed by federal tax law.

You may choose to receive IRA withdrawals on a monthly, quarterly or annual basis. Under this option, you may elect payments to start as early as 28 days after the contract date. You select the day of the month when the withdrawals will be made, but it cannot be later than the 28th day of the month. If no date is selected, we will make the withdrawals on the same calendar day of the month as the contract date.

You may request that we calculate for you the amount that is required to be withdrawn from your Contract each year based on the information you give us and various choices you make. For information regarding the calculation and choices you have to make, see the SAI. Or, we will accept your written instructions regarding the calculated amount required to be withdrawn from your Contract each year. The minimum

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dollar amount you can withdraw is $100. When we determine the required IRA withdrawal amount for a taxable year based on the frequency you select, if that amount is less than $100, we will pay $100. At any time where the IRA withdrawal amount is greater than the contract value, we will cancel the Contract and send you the amount of the cash surrender value.

You may change the payment frequency of your IRA withdrawals once each contract year or cancel this option at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next scheduled withdrawal date.

An IRA withdrawal in excess of the amount allowed under systematic withdrawals will be subject to a Market Value Adjustment.

CONSULT YOUR TAX ADVISER REGARDING THE TAX CONSEQUENCES ASSOCIATED WITH TAKING WITHDRAWALS. You are responsible for determining that withdrawals comply with applicable law. A withdrawal made before the taxpayer reaches age 59 1/2 may result in a 10% penalty tax. See "Federal Tax Considerations" for more details.

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                        TRANSFERS AMONG YOUR INVESTMENTS
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You may transfer your contract value among the subaccounts in which you are invested and your Fixed Interest Allocations at the end of the free look period until the annuity start date. We currently do not charge you for transfers made during a contract year, but reserve the right to charge $25 for each transfer after the twelfth transfer in a contract year. WE ALSO RESERVE THE RIGHT TO LIMIT THE NUMBER OF TRANSFERS YOU MAY MAKE AND MAY OTHERWISE MODIFY OR TERMINATE TRANSFER PRIVILEGES IF REQUIRED BY OUR BUSINESS JUDGMENT OR IN ACCORDANCE WITH APPLICABLE LAW. We will apply a Market Value Adjustment to transfers from a Fixed Interest Allocation taken more than 30 days before its maturity date, unless the transfer is made under the dollar cost averaging program. Keep in mind that transfers between Covered Funds, Special Funds and Excluded Funds may negatively impact your death benefit or rider benefits.

If you allocate contract value to an investment option that has been designated as a Restricted Fund, your ability to transfer contract value to the Restricted Fund may be limited. A transfer to the Restricted Funds will not be permitted to the extent that it would increase the contract value in the Restricted Fund to more than the applicable limits following the transfer. We do not limit transfers from Restricted Funds. If the result of multiple reallocations is to lower the percentage of total contract value in the Restricted Fund, the reallocation will be permitted even if the percentage of contract value in the Restricted Fund is greater than the limit.

Please be aware that the benefit we pay under an optional benefit rider may be affected by certain transfers you make while the rider is in effect. Transfers, including those involving Special Funds, may also affect your optional rider base. See "The Annuity Contract -- Optional Riders."

Transfers will be based on values at the end of the business day in which the transfer request is received at our Customer Service Center.

The minimum amount that you may transfer is $100 or, if less, your entire contract value held in a subaccount or a Fixed Interest Allocation.

To make a transfer, you must notify our Customer Service Center and all other administrative requirements must be met. Any transfer request received after 4:00 p.m. eastern time or the close of the New York Stock Exchange will be effected on the next business day. Separate Account B and the Company will not be liable for following instructions communicated by telephone or other approved electronic means that we reasonably believe to be genuine. We may require personal identifying information to process a request for transfer made over the telephone, over the internet or other approved electronic means.

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TRANSFERS BY THIRD PARTIES
As a convenience to you, we currently allow you to give third parties the right to effect transfers on your behalf. However, when the third party makes transfers for many contract owners, the result can be simultaneous transfers involving large amounts of contract values. Such transfers can disrupt the orderly management of the investment portfolios available to the Contract, can result in higher costs to contract owners, and may not be compatible with the long term goals of contract owners. We require third parties making multiple, simultaneous or large volume transfers to execute a third party service agreement with us prior to executing such transfers. Therefore, we may at any time exercise our business judgment and limit or discontinue accepting transfers made by a third party. We will notify any third party whose transfers are limited or discontinued by telephone, facsimile or email according to our records, followed by a letter. These limits may be based on, among other criteria, the amount of the aggregate trade or the available investment options for which third parties may make trades on behalf of multiple contract owners. For example, we currently require that orders received via facsimile to effect transactions in subaccounts that invest in ProFund portfolios be received at our Customer Service Center no later than 3 p.m. eastern time.

We may establish additional procedures or change existing procedures at any time in the exercise of our business judgment.

DOLLAR COST AVERAGING
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of contract value in the (i) Limited Maturity Bond subaccount or the Liquid Asset subaccount, or (ii) a Fixed Interest Allocation with either a 6-month or a 1-year guaranteed interest period. These subaccounts or Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other subaccounts selected by you. We also may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively for use with the dollar cost averaging program. The DCA Fixed Interest Allocations require a minimum premium payment of $1,200 directed into a DCA Fixed Interest Allocation.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to other subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

Unless you have a DCA Fixed Interest Allocation, you elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. If your source account is the Limited Maturity Bond subaccount, the Liquid Asset subaccount or a 1-year Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 12. If your source account is a 6-month Fixed Interest Allocation, the maximum amount that can be transferred each month is your contract value in such source account divided by 6. You may change the transfer amount once each contract year. If you have a DCA Fixed Interest Allocation, there is no minimum or maximum transfer amount; we will transfer all your money allocated to that source account into the subaccount(s) in equal payments over the selected 6-month or 1-year period. The last payment will include earnings accrued over the course of the selected period. If you make an additional premium payment into a Fixed Interest Allocation subject to dollar cost averaging, the amount of your transfers under the dollar cost averaging program remains the same, unless you instruct us to increase the transfer amount.

Transfers from a Fixed Interest Allocation or a DCA Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment. However, if you terminate the dollar cost averaging program for a DCA Fixed Interest Allocation and there is money remaining in the DCA Fixed Interest Allocation, we will transfer the remaining money to the Liquid Asset subaccount. Such transfer will trigger a Market Value Adjustment if the transfer is made more than 30 days before the maturity date of the DCA Fixed Interest Allocation.

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If you do not specify the subaccounts to which the dollar amount of the source account is to be transferred, we will transfer the money to the subaccounts in which you are invested on a proportional basis. The transfer date is the same day each month as your contract date. If, on any transfer date, your contract value in a source account is equal or less than the amount you have elected to have transferred, the entire amount will be transferred and the program will end. You may terminate the dollar cost averaging program at any time by sending satisfactory notice to our Customer Service Center at least 7 days before the next transfer date. A Fixed Interest Allocation or DCA Fixed Interest Allocation may not participate in the dollar cost averaging program and in systematic withdrawals at the same time.

You are permitted to transfer contract value to a Restricted Fund, subject to the limitations described above in this section and in "The Investment Portfolios." Compliance with the individual and aggregate Restricted Fund limits will be reviewed when the dollar cost averaging program is established. Transfers under the dollar cost averaging program must be within those limits. We will not review again your dollar cost averaging election for compliance with the individual and aggregate limits for investment in the Restricted Funds except in the case of the transactions described below.

          o Amount added to source account: If you add amounts to the source account which would increase the amount to be transferred under the dollar cost averaging program, we will review the amounts to be transferred to ensure that the individual and aggregate limits are not being exceeded. If such limits would be exceeded, we will require that the dollar cost averaging transfer amounts be changed to ensure that the transfers are within the limits based on the then current allocation of contract value to the Restricted Fund(s) and the then current value of the amount designated to be transferred to that Restricted Fund(s).

          o Additional premium paid: Up to the individual Restricted Fund percentage limit may be allocated to a Restricted Fund. If more than the individual limit has been requested to be allocated to a Restricted Fund, we will look at the aggregate limit, subtract the current allocation to Restricted Funds, and subtract the current value of amounts to be transferred under the dollar cost averaging program to Restricted Funds. The excess, if any, is the maximum that may be allocated pro rata to the Restricted Funds.

          o Reallocation request is made while the dollar cost averaging program is active: If the reallocation would increase the amount allocated to Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to Restricted Funds and less the current value of any remaining amounts to be transferred under the dollar cost averaging program to the Restricted Funds.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program, stop offering DCA Fixed Interest Allocations or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

AUTOMATIC REBALANCING
If you have at least $10,000 of contract value invested in the subaccounts of Separate Account B, you may elect to have your investments in the subaccounts automatically rebalanced. You are permitted to reallocate between Restricted and non-Restricted Funds, subject to the limitations described above in this section and in "The Investment Portfolios." If the reallocation would increase the amount allocated to the Restricted Funds, the maximum that may be so allocated is the individual Restricted Fund percentage limit, less the current allocation to all Restricted Funds.

We will transfer funds under your Contract on a quarterly, semi-annual, or annual calendar basis among the subaccounts to maintain the investment blend of your selected subaccounts. The minimum size of any allocation must be in full percentage points. Rebalancing does not affect any amounts that you have allocated to the Fixed Account. The program may be used in conjunction with the systematic withdrawal option only if withdrawals are taken pro rata. Automatic rebalancing is not available if you participate in dollar cost averaging. Automatic rebalancing will not take place during the free look period.

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To participate in automatic rebalancing, send satisfactory notice to our Customer Service Center. We will begin the program on the last business day of the period in which we receive the notice. You may cancel the program at any time. The program will automatically terminate if you choose to reallocate your contract value among the subaccounts or if you make an additional premium payment or partial withdrawal on other than a pro rata basis. Additional premium payments and partial withdrawals effected on a pro rata basis will not cause the automatic rebalancing program to terminate.

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                              DEATH BENEFIT CHOICES
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DEATH BENEFIT DURING THE ACCUMULATION PHASE
During the accumulation phase, a death benefit, and earnings multiplier benefit, if elected, is payable when either the annuitant (when a contract owner is not an individual), the contract owner or the first of joint owners dies. Assuming you are the contract owner, your beneficiary will receive a death benefit unless the beneficiary is your surviving spouse and elects to continue the Contract. The death benefit value is calculated at the close of the business day on which we receive written notice and due proof of death, as well as any required paperwork, at our Customer Service Center. If your beneficiary elects to delay receipt of the death benefit until a date after the time of death, the amount of the benefit payable in the future may be affected. The proceeds may be received in a single sum, applied to any of the annuity options, or, if available, paid over the beneficiary's lifetime. (See "Systematic Withdrawals" above). A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may have been restricted by the contract owner. If so, such rights or options will not be available to the beneficiary. If we do not receive a request to apply the death benefit proceeds to an annuity option, we will make a single sum distribution. We will generally pay death benefit proceeds within 7 days after our Customer Service Center has received sufficient information to make the payment. For information on required distributions under federal income tax laws, you should see "Required Distributions upon Contract Owner's Death."

Your death benefit and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you choose. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001, and May-2002 contract owners. If you currently are a contract owner, the category of your contract is indicated in the cover letter which accompanies this prospectus. If you are unsure which category applies to you, please call our Customer Service Center. The telephone number is (800) 366-0066.

The following is a general description of the categories:

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase);

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase);

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

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     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

Other than as specifically noted, this Prospectus describes the benefits applicable to all categories of contract owners.

THE FOLLOWING DESCRIBES THE DEATH BENEFIT OPTIONS FOR CONTRACT OWNERS IN MAY-2002. IF YOU ARE A PRE-2000 OR YR-2000 CONTRACT OWNER, PLEASE SEE APPENDIX G FOR A DESCRIPTION OF THE CALCULATION OF THE DEATH BENEFITS APPLICABLE UNDER YOUR CONTRACT. IF YOU ARE A YR-2001 OR MAY-2001 CONTRACT OWNER, PLEASE SEE APPENDIX H. IF YOU ARE UNSURE OF WHICH CATEGORY APPLIES TO YOU, PLEASE CALL OUR CUSTOMER SERVICE CENTER.

You may choose one of the following Death Benefits: (a) the Standard Death Benefit, (b) the 7% Solution Enhanced Death Benefit, (c) the Annual Ratchet Enhanced Death Benefit or (d) the Max 7 Enhanced Death Benefit. The 7% Solution Enhanced Death Benefit, the Annual Ratchet Enhanced Death Benefit and the Max 7 Enhanced Death Benefit are available only if the contract owner or the annuitant (if the contract owner is not an individual) is not more than 79 years old at the time of purchase. The 7% Solution, Annual Ratchet and Max 7 Enhanced Death Benefits may not be available where a Contract is held by joint owners.

Once you choose a death benefit, it cannot be changed. We may in the future stop or suspend offering any of the Enhanced Death Benefit options to new Contracts. A change in ownership of the Contract may affect the amount of the death benefit and the Enhanced Death Benefit. The MGWB rider may also affect the death benefit. See "Minimum Guaranteed Withdrawal Benefit (MGWB) Rider -- Death Benefit during Automatic Periodic Benefit Status." The Enhanced Death Benefits are available only at the time you purchase your Contract. The enhanced death benefits are not available where a Contract is owned by joint owners.

The death benefit may be subject to certain mandatory distribution rules required by federal tax law.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1) the contract value minus any credits added within 1 year prior to death; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATER of:

     1)   the Base Death Benefit; and

     2) the Standard Minimum Guaranteed Death Benefit ("Standard MGDB") for amounts allocated to Covered Funds plus the contract value allocated to Excluded Funds; less

     3)   any credits added within 1 year prior to death.

The Standard MGDB allocated to Covered Funds equals premiums plus credits allocated to Covered Funds less pro-rata adjustments for any withdrawals and transfers.

The Standard MGDB allocated to Excluded Funds is determined in the same way as the Standard MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the Standard MGDB on a pro-rata basis. The percentage reduction in the Standard MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the Standard MGDB in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the Standard MGDB in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal

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divided by the contract value in Covered Funds before the withdrawal. Please note that the pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Standard MGDB.

     o Net transfers from Covered Funds to Excluded Funds will reduce the Standard MGDB in the Covered Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Excluded Funds will equal the decrease in the Standard MGDB in Covered Funds.

     o Net transfers from Excluded Funds to Covered will reduce the Standard MGDB in Excluded Funds on a pro-rata basis. The increase in the Standard MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Standard MGDB in Excluded Funds.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the 7% Solution Enhanced Death Benefit, the following investment options are designated as "Special Funds": the GCG Liquid Asset Portfolio, the GCG Limited Maturity Bond Portfolio, the Fixed Account, the Fixed Interest Division, and the TSA Special Fixed Account. No investment options are currently designated as Excluded Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund or Excluded Fund on existing contracts with respect to new premiums and credits added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund or Excluded Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund or Excluded Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT equals the greater of:

          1)   the Standard Death Benefit; and

          2)   the lesser of:

               a)   the cap; and

               b) the SUM OF the 7% Solution Minimum Guaranteed Death Benefit ("7% MGDB") allocated to Covered Funds, the 7% MGDB allocated to Special Funds, and the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death.

The cap is equal to 3 times all premium payments, adjusted for withdrawals.

The 7% MGDB allocated to Covered Funds equals premiums and credits allocated to Covered Funds, adjusted for withdrawals and transfers, accumulated at 7% until age 80 or reaching the cap. There is no accumulation once the cap is reached. Payment of additional premiums may cause the accumulation to resume, but there is no catch-up for any period where accumulation was suspended.

The 7% MGDB allocated to Special Funds equals premiums and credits allocated to Special Funds, adjusted for withdrawal and transfers. There is no accumulation of Minimum Guaranteed Death Benefit allocated to Special Funds.

The 7% MGDB allocated to Excluded Funds is determined in the same way as the 7% MGDB for Covered Funds, except that the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds.

Withdrawals reduce the 7% MGDB on a pro-rata basis. The percentage reduction in the 7% MGDB for each Fund category (i.e. Covered, Special or Excluded) equals the percentage reduction in contract value in that

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Fund category resulting from the withdrawal. For example, the value of the 7% MGDB in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the 7% MGDB in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal. The percentage reduction in the cap equals the percentage reduction in total contract value resulting from the withdrawal. Please note that the pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall 7% MGDB, but do affect the amount of the 7% MGDB in a particular Fund category.

     o Net transfers from Covered Funds to Special or Excluded Funds will reduce the 7% MGDB in the Covered Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Special or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Covered Funds.

     o Net transfers from Special Funds to Covered or Excluded Funds will reduce the 7% MGDB in the Special Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Covered or Excluded Funds, as applicable, will equal the decrease in the 7% MGDB in Special Funds.

     o Net transfers from Excluded Funds to Covered or Special Funds will reduce the 7% MGDB in Excluded Funds on a pro-rata basis. The increase in the 7% MGDB allocated to Covered or Special Funds, as applicable, will equal the lesser of the net contract value transferred and the reduction in the 7% MGDB in Excluded Funds.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greater of:

     1)   the Standard Death Benefit; and

     2) the Annual Ratchet Minimum Guaranteed Death Benefit ("Annual Ratchet MGDB") allocated to Covered Funds plus the contract value allocated to Excluded Funds, less any credits added within 1 year prior to death.

          No funds are currently designated as Excluded Funds for purposes of the Annual Ratchet MGDB.

The Annual Ratchet MGDB allocated to Covered Funds on the contract date equals the premium and credits allocated to Covered Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Covered Funds will be set to the greater of:

     o the current contract value in Covered Funds (after deductions occurring as of that date); and

     o the Annual Ratchet MGDB in Covered Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

Other than on contract anniversaries, the Annual Ratchet MGDB in the Covered Funds is equal to the Annual Ratchet MGDB in the Covered Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Covered Funds, and transfers.

The Annual Ratchet MGDB allocated to Excluded Funds is determined in the same way as the Annual Ratchet MGDB for Covered Funds, but the calculation is not used for benefit purposes, but only to determine the impact of transfers to and from Excluded Funds. On the contract date, the Annual Ratchet MGDB allocated to Excluded Funds is equal to the premium and credits allocated to Excluded Funds. On each contract anniversary that occurs on or prior to attainment of age 90, the Annual Ratchet MGDB in Excluded Funds will be set to the greater of:

     o the current contract value in Excluded Funds (after deductions occurring as of that date); and

     o the Annual Ratchet MGDB in the Excluded Funds from the prior contract anniversary (after deductions occurring on that date), adjusted for new premiums and credits and partial withdrawals attributable to Excluded Funds, and transfers.

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Other than on contract anniversaries, the Annual Ratchet MGDB in the Excluded Funds is equal to the Annual Ratchet MGDB in the Excluded Funds from the last contract anniversary, adjusted for new premiums, credits, and partial withdrawals attributable to Excluded Funds, and transfers.

Withdrawals reduce the Annual Ratchet MGDB on a pro-rata basis. The percentage reduction in the Annual Ratchet MGDB for each Fund category (i.e. Covered or Excluded) equals the percentage reduction in contract value in that Fund category resulting from the withdrawal. For example, the value of the Annual Ratchet MGDB in Covered Funds after a withdrawal from one or more Covered Funds equals the value of the Annual Ratchet MGDB in Covered Funds before the withdrawal times the contract value in Covered Funds after the withdrawal divided by the contract value in Covered Funds before the withdrawal. Please note that the pro-rata adjustment is based on the change in contract value resulting from the withdrawal, not the amount requested.

Transfers among Fund categories do not reduce the overall Annual Ratchet MGDB, but do affect the amount of the Annual Ratchet MGDB in a particular Fund category.

     o Net transfers from Covered Funds to Excluded Funds will reduce the Annual Ratchet MGDB in the Covered Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Excluded Funds will equal the decrease in the Annual Ratchet MGDB in Covered Funds.

     o Net transfers from Excluded Funds to Covered Funds will reduce the Annual Ratchet MGDB in Excluded Funds on a pro-rata basis. The increase in the Annual Ratchet MGDB allocated to Covered Funds will equal the lesser of the net contract value transferred and the reduction in the Annual Ratchet MGDB in Excluded Funds.

The Max 7 Enhanced Death Benefit equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit described above. Each enhanced death benefit is determined independently of the other at all times.

EARNINGS MULTIPLIER BENEFIT RIDER. The earnings multiplier benefit rider is an optional rider that provides a separate death benefit in addition to the death benefit provided under the death benefit options described above. The rider is subject to state availability and is available only for issues ages 75 or under. It may be added at issue of the Contract or on the next contract anniversary following introduction of the rider in a state, if later. The rider provides a benefit equal to a percentage of the gain under the Contract, up to a gain equal to 150% of premiums adjusted for withdrawals ("Maximum Base"). Currently, where the rider is added at issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) the Maximum Base; and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus premiums adjusted for withdrawals ("Benefit Base"). If the rider is added to a Contract after issue, the earnings multiplier benefit is equal to 55% (30% for issue ages 70 and above) of the lesser of: 1) 150% of the contract value on the rider effective date, plus subsequent premiums adjusted for subsequent withdrawals; and 2) the contract value on the date we receive written notice and due proof of death, as well as required claims forms, minus the contract value on the rider effective date, minus subsequent premiums adjusted for subsequent withdrawals ("Benefit Base"). The adjustment to the benefit for withdrawals is pro rata, meaning that the benefit will be reduced by the proportion that the withdrawal bears to the contract value at the time of the withdrawal.

There is an extra charge for the earnings multiplier benefit rider and once selected, it may not be revoked. The earnings enhancement benefit rider does not provide a benefit if there is no gain under the Contract. As such, the Company would continue to assess a charge for the rider, even though no benefit would be payable at death under the rider if there are no gains under the Contract. Please see page 2 of this prospectus for a description of the charge.

The rider is available for both non-qualified and qualified contracts. Please see the discussions of possible tax consequences in sections titled "Individual Retirement Annuities," "Taxation of Non-Qualified Contracts," and "Taxation of Qualified Contracts," in this prospectus.

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DEATH BENEFIT DURING THE INCOME PHASE
If, any contract owner or the annuitant dies after the annuity start date, the Company will pay the beneficiary any certain benefit remaining under the annuity in effect at the time.

CONTINUATION AFTER DEATH -- SPOUSE
If at the contract owner's death, the surviving spouse of the deceased contract owner is the beneficiary and such surviving spouse elects to continue the contract as his or her own the following will apply:

If the guaranteed death benefit as of the date we receive due proof of death, minus the contract value also on that date, is greater than zero, we will add such difference to the contract value. Such addition will be allocated to the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the addition will be allocated to the Liquid Asset subaccount, or its successor. Such addition to contract value will not affect the guaranteed death benefit or any living benefit rider values.
The death benefits under each of the available options will continue, based on the surviving spouse's age on the date that ownership changes.

At subsequent surrender, any surrender charge applicable to premiums paid prior to the date we receive due proof of death of the contract owner will be waived. Any premiums paid later will be subject to any applicable surrender charge.

Any addition to contract value, as described above, is available only to the spouse of the owner as of the date of death of the owner if such spouse under the provisions of the contract elects to continue the contract as his or her own.

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Asset subaccount, or its successor.

The earnings multiplier benefit rider will continue, if the surviving spouse is eligible based on his or her attained age. If the surviving spouse is older than the maximum rider issue age, the rider will terminate. The Maximum Base and the percentages will be reset based on the adjusted contract value. The calculation of the benefit going forward will be: 1) based on the attained age of the spouse at the time of the ownership change using current values as of that date; 2) computed as if the rider was added to the Contract after issue and after the increase; and 3) based on the Maximum Base and percentages in effect on the original rider date. However, we may in the future permit the surviving spouse to elect to use the then current Maximum Base and percentages in the benefit calculation.

CONTINUATION AFTER DEATH -- NON SPOUSE
If the beneficiary or surviving joint owner is not the spouse of the owner, the contract may continue in force subject to the required distribution rules of the Internal Revenue Code (the "Code"). See next section, "Required Distributions upon Contract Owner's Death."

If you elected the earnings multiplier benefit rider, and the benefit would otherwise be payable, the benefit will be added to the contract value and allocated among the variable subaccounts in proportion to the contract value in the subaccounts, unless we are directed otherwise. If there is no contract value in any subaccount, the benefit will be allocated to the Liquid Asset subaccount, or its successor. The earnings multiplier benefit rider then terminates, whether or not a benefit was payable under the terms of the rider.

REQUIRED DISTRIBUTIONS UPON CONTRACT OWNER'S DEATH
We will not allow any payment of benefits provided under a non-qualified Contract which do not satisfy the requirements of Section 72(s) of the Code.

If any contract owner of a non-qualified Contract dies before the annuity start date, the death benefit payable to the beneficiary (calculated as described under "Death Benefit Choices" in this prospectus) will be

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distributed as follows: (a) the death benefit must be completely distributed within 5 years of the contract owner's date of death; or (b) the beneficiary may elect, within the 1-year period after the contract owner's date of death, to receive the death benefit in the form of an annuity from us, provided that (i) such annuity is distributed in substantially equal installments over the life of such beneficiary or over a period not extending beyond the life expectancy of such beneficiary; and (ii) such distributions begin not later than 1 year after the contract owner's date of death.

Notwithstanding (a) and (b) above, if the sole contract owner's beneficiary is the deceased owner's surviving spouse, then such spouse may elect to continue the Contract under the same terms as before the contract owner's death. Upon receipt of such election from the spouse at our Customer Service Center: (1) all rights of the spouse as contract owner's beneficiary under the Contract in effect prior to such election will cease; (2) the spouse will become the owner of the Contract and will also be treated as the contingent annuitant, if none has been named and only if the deceased owner was the annuitant; and (3) all rights and privileges granted by the Contract or allowed by us will belong to the spouse as contract owner of the Contract. This election will be deemed to have been made by the spouse if such spouse makes a premium payment to the Contract or fails to make a timely election as described in this paragraph. If the owner's beneficiary is a nonspouse, the distribution provisions described in subparagraphs (a) and (b) above, will apply even if the annuitant and/or contingent annuitant are alive at the time of the contract owner's death.

If we do not receive an election from a non-spouse owner's beneficiary within the 1-year period after the contract owner's date of death, then we will pay the death benefit to the owner's beneficiary in a cash payment within five years from date of death. We will determine the death benefit as of the date we receive proof of death. We will make payment of the proceeds on or before the end of the 5-year period starting on the owner's date of death. Such cash payment will be in full settlement of all our liability under the Contract.

If a contract owner dies after the annuity start date, we will continue to distribute any benefit payable at least as rapidly as under the annuity option then in effect. All of the contract owner's rights granted under the Contract or allowed by us will pass to the contract owner's beneficiary.

If the Contract has joint owners we will consider the date of death of the first joint owner as the death of the contract owner, and the surviving joint owner will become the beneficiary of the Contract. If any contract owner is not an individual, the death of an annuitant shall be treated as the death of a contract owner.

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                                CHARGES AND FEES
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We deduct the Contract charges described below to compensate us for our costs and expenses, services provided and risks assumed under the Contracts. We incur certain costs and expenses for distributing and administrating the Contracts, including compensation and expenses paid in connection with sales of the Contracts, for paying the benefits payable under the Contracts and for bearing various risks associated with the Contracts. The amount of a Contract charge will not always correspond to the actual costs associated with the charge. For example, the surrender charge collected may not fully cover all of the distribution expenses incurred by us with the service or benefits provided. In the event there are any profits from fees and charges deducted under the Contract, including the mortality and expense risk charge and rider and benefit charges, we may use such profits to finance the distribution of Contracts.

CHARGE DEDUCTION SUBACCOUNT
You may elect to have all charges against your contract value deducted directly from a single subaccount designated by the Company. Currently we use the Liquid Asset subaccount for this purpose. If you do not elect this option, or if the amount of the charges is greater than the amount in the designated subaccount, the charges will be deducted as discussed below. You may cancel this option at any time by sending satisfactory notice to our Customer Service Center.

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CHARGES DEDUCTED FROM THE CONTRACT VALUE
We deduct the following charges from your contract value:

     SURRENDER CHARGE. We will deduct a contingent deferred sales charge (a "surrender charge") if you surrender your Contract or if you take a withdrawal in excess of the Free Withdrawal Amount during the 9-year period from the date we receive and accept a premium payment. The surrender charge is based on a percentage of each premium payment withdrawn. This charge is intended to cover sales expenses that we have incurred. We may in the future reduce or waive the surrender charge in certain situations and will never charge more than the maximum surrender charges. The percentage of premium payments deducted at the time of surrender or excess withdrawal depends on the number of complete years that have elapsed since that premium payment was made. We determine the surrender charge as a percentage of each premium payment withdrawn as follows:

   COMPLETE YEARS ELAPSED      0    1    2    3     4     5    6    7    8    9+
      SINCE PREMIUM PAYMENT
   SURRENDER CHARGE            8%   8%   8%   8%    7%    6%   5%   3%   1%   0%

     WAIVER OF SURRENDER CHARGE FOR EXTENDED MEDICAL CARE. We will waive the surrender charge in most states in the following events: (i) you begin receiving qualified extended medical care on or after the first contract anniversary for at least 45 days during a 60 day period and your request for the surrender or withdrawal, together with all required documentation is received at our Customer Service Center during the term of your care or within 90 days after the last day of your care; or (ii) you are first diagnosed by a qualifying medical professional, on or after the first contract anniversary, as having a qualifying terminal illness. We have the right to require an examination by a physician of our choice. If we require such an examination, we will pay for it. You are required to send us satisfactory written proof of illness. See your Contract for more information. The waiver of surrender charge may not be available in all states. If we waive the surrender charge, we will deduct any credit added to your contract value within 1 year of the withdrawal, and we will not add any additional credit to any additional premium you pay on or after the date of any such waiver.

     FREE WITHDRAWAL AMOUNT. The Free Withdrawal Amount in any contract year is 10% of your contract value on the date of withdrawal less any withdrawals during that contract year.

     SURRENDER CHARGE FOR EXCESS WITHDRAWALS. We will deduct a surrender charge for excess withdrawals, which may include a withdrawal you make to satisfy required minimum distribution requirements under the Internal Revenue Code. We consider a withdrawal to be an "excess withdrawal" when the amount you withdraw in any contract year exceeds the Free Withdrawal Amount. Where you are receiving systematic withdrawals, any combination of regular withdrawals taken and any systematic withdrawals expected to be received in a contract year will be included in determining the amount of the excess withdrawal. Such a withdrawal will be considered a partial surrender of the Contract and we will impose a surrender charge and any associated premium tax. We will deduct such charges from the contract value in proportion to the contract value in each subaccount or Fixed Interest Allocation from which the excess withdrawal was taken. In instances where the excess withdrawal equals the entire contract value in such subaccounts or Fixed Interest Allocations, we will deduct charges proportionately from all other subaccounts and Fixed Interest Allocations in which you are invested. ANY WITHDRAWAL FROM A FIXED INTEREST ALLOCATION MORE THAN 30 DAYS BEFORE ITS MATURITY DATE WILL TRIGGER A MARKET VALUE ADJUSTMENT.

For the purpose of calculating the surrender charge for an excess withdrawal: a) we treat premiums as being withdrawn on a first-in, first-out basis; and b) amounts withdrawn which are not considered an excess withdrawal are not considered a withdrawal of any premium payments. We have included an example of how this works in Appendix C. Although we treat premium payments as being withdrawn before earnings for purpose of calculating the surrender charge for excess withdrawals, the federal tax law treats earnings as withdrawn first.

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     PREMIUM TAXES. We may make a charge for state and local premium taxes depending on your state of residence. The tax can range from 0% to 3.5% of the premium payment. We have the right to change this amount to conform with changes in the law or if you change your state of residence.

We deduct the premium tax from your contract value (or from the MGIB Base, if exercised) on the annuity start date. However, some jurisdictions impose a premium tax at the time that initial and additional premiums are paid, regardless of when the annuity payments begin. In those states we may defer collection of the premium taxes from your contract value and deduct it when you surrender the Contract, when you take an excess withdrawal or on the annuity start date.

     ADMINISTRATIVE CHARGE. We deduct an annual administrative charge on each Contract anniversary, or if you surrender your Contract prior to a Contract anniversary, at the time we determine the cash surrender value payable to you. The amount deducted is $40 per Contract. This charge is waived if your contract value is $100,000 or more at the end of a contract year or the total of your premium payments is $100,000 or more or under other conditions established by Golden American. We deduct the charge proportionately from all subaccounts in which you are invested. If there is no contract value in those subaccounts, we will deduct the charge from your Fixed Interest Allocations starting with the guaranteed interest periods nearest their maturity dates until the charge has been paid.

     TRANSFER CHARGE. We currently do not deduct any charges for transfers made during a contract year. We have the right, however, to assess up to $25 for each transfer after the twelfth transfer in a contract year. If such a charge is assessed, we would deduct the charge from the subaccounts and the Fixed Interest Allocations from which each such transfer is made in proportion to the amount being transferred from each such subaccount and Fixed Interest Allocation unless you have chosen to have all charges deducted from a single subaccount. The charge will not apply to any transfers due to the election of dollar cost averaging, automatic rebalancing and transfers we make to and from any subaccount specially designated by the Company for such purpose.

CHARGES DEDUCTED FROM THE SUBACCOUNTS
     MORTALITY AND EXPENSE RISK CHARGE. The mortality and expense risk charge is deducted each business day. The amount of the mortality and expense risk charge depends on the death benefit you have elected and on the Category of contract owner to which you belong. The charge is deducted on each business day based on the assets you have in each subaccount. The charge for each death benefit option, on an annual basis for May-2002 contract owners, is equal to 1.30% for the Standard Death Benefit, 1.55% for the Annual Ratchet Enhanced Death Benefit, 1.65% for the 7% Solution Enhanced Death Benefit or 1.75% for the Max 7 Enhanced Death Benefit, of the assets you have in each subaccount. The charge is deducted each business day at the rate of .003585% (Standard), .004280% (Annual Ratchet), ..004558% (7% Solution), or .004837% (Max 7), respectively, for each day since the previous business day. In the event there are any profits from the mortality and expense risk charge, we may use such profits to finance the distribution of contracts.

Please see Appendix G for a description of the death benefits and mortality and expense risk charges for Pre-2000 and Yr-2000 contract owners.

     ASSET-BASED ADMINISTRATIVE CHARGE. The amount of the asset-based administrative charge, on an annual basis, is equal to 0.15% of the assets you have in each subaccount. The charge is deducted on each business day at the rate of .000411% for each day since the previous business day. This charge is deducted daily from your assets in each subaccount.

     EARNINGS MULTIPLIER BENEFIT CHARGE. Subject to state availability, you may purchase the earnings multiplier benefit rider for a non-qualified Contract either at issue or on the next contract anniversary following the introduction of the benefit in your state, if later. So long as the rider is in effect, we will deduct a separate quarterly charge for the rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccounts, we will deduct the charges from your Fixed Interest Allocations starting with the allocation nearest its maturity date. If that is insufficient, we will deduct the charge from the allocation next nearest its maturity date, and so on. We deduct the rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. If you surrender or

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annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current contract value immediately prior to the surrender or annuitization. The quarterly charge for the earnings multiplier benefit rider is 0.075% (0.30% annually). For a description of the rider, see "The Earnings Multiplier Benefit Rider."

     OPTIONAL RIDER CHARGES. In addition to the earnings multiplier benefit rider, subject to state availability, you may purchase one of three optional benefit riders that you may elect at issue. So long as the rider is in effect, we will deduct a separate quarterly charge for each optional benefit rider through a pro rata reduction of the contract value of the subaccounts in which you are invested. If there is insufficient contract value in the subaccount, we will deduct the charges from your Fixed Interest Allocations nearest their maturity date. We deduct each rider charge on each quarterly contract anniversary in arrears, meaning the first charge will be deducted on the first quarterly anniversary following the rider date. For a description of the riders and the defined terms used in connection with the riders, see "The Annuity Contract -- Optional Riders."

     MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB). The quarterly charge for the MGAB rider is as follows:

          Waiting Period                         Quarterly Charge
          --------------                         ----------------
          10 Year..........................      0.125% of the MGAB Charge Base
                                                 (0.50% annually)
          20 Year..........................      0.125% of the MGAB Charge Base
                                                 (0.50% annually)

The MGAB Charge Base is the total of (i) the MGAB Base on the rider date, and
(ii) premiums and credits during the 2-year period commencing on the rider date, reduced pro rata for withdrawals and reduced for transfers made within the last 3 years prior to the MGAB Benefit Date. We will deduct charges only during your ten-year or twenty-year waiting period, as applicable. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and MGAB Charge Base immediately prior to the surrender or annuitization. The MGAB Charge Base is adjusted for transfers between Covered, Special and Excluded Funds.

     MINIMUM GUARANTEED INCOME BENEFIT (MGIB). The quarterly charge for the MGIB rider is as follows:

          MGIB Rate                              Quarterly Charge
          ---------                              ----------------
          7%...............................      0.125% of the MGIB Charge Base
                                                 (0.50% annually)

The MGIB Charge Base equals the MGIB Base for Covered, Special, and Excluded Funds. See "The Annuity Contract - Optional Riders". If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your MGIB Charge Base immediately prior to the surrender or annuitization. The MGIB Charge Base is adjusted for transfers between Covered, Special and Excluded Funds.

     MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB). The quarterly charge for the MGWB rider is 0.125% (0.50% annually) of the original MGWB Eligible Payment Amount. The original MGWB Eligible Payment Amount is equal to all premiums paid and credits added during the first two contract years following the rider date. When we calculate the MGWB rider charge, we do not reduce the Eligible Payment Amount by the amount of any withdrawals taken while the MGWB rider is in effect. We will deduct charges only during the period before your Contract's Automatic Periodic Benefit Status. If you surrender or annuitize your Contract, we will deduct a pro rata portion of the charge for the current quarter based on the current quarterly charge rate and your original MGWB Eligible Payment Amount, and applicable credits, immediately prior to the surrender or annuitization.

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TRUST AND FUND EXPENSES
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2001, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2002 range from 0.54% to 2.54%.

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                               THE ANNUITY OPTIONS
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ANNUITIZATION OF YOUR CONTRACT
If the annuitant and contract owner are living on the annuity start date, we will begin making payments to the contract owner under an income plan. We will make these payments under the annuity option you chose. You may change an annuity option by making a written request to us at least 30 days before the annuity start date. The amount of the payments will be determined by applying your contract value, adjusted for any applicable Market Value Adjustment, on the annuity start date in accordance with the annuity option you chose. The MGIB annuity benefit may be available if you have purchased the MGIB rider, provided the waiting period and other specified conditions have been met.

You may also elect an annuity option on surrender of the Contract for its cash surrender value or you may choose one or more annuity options for the payment of death benefit proceeds while it is in effect and before the annuity start date. If, at the time of the contract owner's death or the annuitant's death (if the contract owner is not an individual), no option has been chosen for paying death benefit proceeds, the beneficiary may choose an annuity option within 60 days. In all events, payments of death benefit proceeds must comply with the distribution requirements of applicable federal tax law.

The minimum monthly annuity income payment that we will make is $20. We may require that a single sum payment be made if the contract value is less than $2,000 or if the calculated monthly annuity income payment is less than $20.

For each annuity option we will issue a separate written agreement putting the annuity option into effect. Before we pay any annuity benefits, we require the return of your Contract. If your Contract has been lost, we will require that you complete and return the applicable lost Contract form. Various factors will affect the level of annuity benefits, such as the annuity option chosen, the applicable payment rate used and the investment performance of the portfolios and interest credited to the Fixed Interest Allocations.

Our current annuity options provide only for fixed payments. Fixed annuity payments are regular payments, the amount of which is fixed and guaranteed by us. Some fixed annuity options provide fixed payments either for a specified period of time or for the life of the annuitant. The amount of life income payments will depend on the form and duration of payments you chose, the age of the annuitant or beneficiary (and gender, where appropriate under applicable law), the total contract value applied to purchase a Fixed Interest Allocation, and the applicable payment rate.

Our approval is needed for any option where:

     (1) The person named to receive payment is other than the contract owner or beneficiary;

     (2)  The person named is not a natural person, such as a corporation; or

     (3) Any income payment would be less than the minimum annuity income payment allowed.

SELECTING THE ANNUITY START DATE
You select the annuity start date, which is the date on which the annuity payments commence. The annuity start date must be at least 5 years from the contract date but before the month immediately following the

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annuitant's 90th birthday, or 10 years from the contract date, if later. If, on the annuity start date, a surrender charge remains, the elected annuity option must include a period certain of at least 5 years.

If you do not select an annuity start date, it will automatically begin in the month following the annuitant's 90th birthday, or 10 years from the contract date, if later.

If the annuity start date occurs when the annuitant is at an advanced age, such as over age 85, it is possible that the Contract will not be considered an annuity for federal tax purposes. For more information, see "Federal Tax Considerations" and the SAI. For a Contract purchased in connection with a qualified plan, other than a Roth IRA, distributions must commence not later than April 1st of the calendar year following the calendar year in which you reach age 70 1/2 or, in some cases, retire. Distributions may be made through annuitization or withdrawals. You should consult a tax adviser for tax advice before investing.

FREQUENCY OF ANNUITY PAYMENTS
You choose the frequency of the annuity payments. They may be monthly, quarterly, semi-annually or annually. If we do not receive written notice from you, we will make the payments monthly. There may be certain restrictions on minimum payments that we will allow.

THE ANNUITY OPTIONS
We offer the 4 annuity options shown below. Payments under Options 1, 2 and 3 are fixed. Payments under Option 4 may be fixed or variable, although only fixed are currently available. For a fixed annuity option, the contract value in the subaccounts is transferred to the Company's general account.

     OPTION 1. INCOME FOR A FIXED PERIOD. Under this option, we make monthly payments in equal installments for a fixed number of years based on the contract value on the annuity start date. We guarantee that each monthly payment will be at least the amount stated in your Contract. If you prefer, you may request that payments be made in annual, semi-annual or quarterly installments. We will provide you with illustrations if you ask for them. If the cash surrender value or contract value is applied under this option, a 10% penalty tax may apply to the taxable portion of each income payment until the contract owner reaches age 59 1/2.

     OPTION 2. INCOME FOR LIFE WITH A PERIOD CERTAIN. Under this option, we make payments for the life of the annuitant in equal monthly installments and guarantee the income for at least a period certain such as 10 or 20 years. Other periods certain may be available to you on request. You may choose a refund period instead. Under this arrangement, income is guaranteed until payments equal the amount applied. If the person named lives beyond the guaranteed period, we will continue payments until his or her death. We guarantee that each payment will be at least the amount specified in the Contract corresponding to the person's age on his or her last birthday before the annuity start date. Amounts for ages not shown in the Contract are available if you ask for them.

     OPTION 3. JOINT LIFE INCOME. This option is available when there are 2 persons named to determine annuity payments. At least one of the persons named must be either the contract owner or beneficiary of the Contract. We guarantee monthly payments will be made as long as at least one of the named persons is living. There is no minimum number of payments. Monthly payment amounts are available if you ask for them.

     OPTION 4. ANNUITY PLAN. Under this option, your contract value can be applied to any other annuitization plan that we choose to offer on the annuity start date. Annuity payments under Option 4 may be fixed or variable. If variable and subject to the 1940 Act, it will comply with the requirements of such Act.

PAYMENT WHEN NAMED PERSON DIES
When the person named to receive payment dies, we will pay any amounts still due as provided in the annuity agreement between you and Golden American. The amounts we will pay are determined as follows:

     (1) For Option 1, or any remaining guaranteed payments under Option 2, we will continue payments. Under Options 1 and 2, the discounted values of the remaining guaranteed payments may be paid in a single sum. This means we deduct the amount of the interest each remaining guaranteed

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          payment would have earned had it not been paid out early. The discount interest rate is never less than 3% for Option 1 and Option 2 per year. We will, however, base the discount interest rate on the interest rate used to calculate the payments for Options 1 and 2 if such payments were not based on the tables in your Contract.

     (2) For Option 3, no amounts are payable after both named persons have died.

     (3) For Option 4, the annuity option agreement will state the amount we will pay, if any.

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                            OTHER CONTRACT PROVISIONS
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REPORTS TO CONTRACT OWNERS
We will send you a quarterly report within 31 days after the end of each calendar quarter. The report will show the contract value, cash surrender value, and the death benefit as of the end of the calendar quarter. The report will also show the allocation of your contract value and reflects the amounts deducted from or added to the contract value since the last report, including rider charges if you have elected one of the optional riders offered in this prospectus. You have 30 days to notify our Customer Service Center of any errors or discrepancies contained in the report and in any confirmation notice. We will also send you copies of any shareholder reports of the investment portfolios in which Separate Account B invests, as well as any other reports, notices or documents we are required by law to furnish to you.

SUSPENSION OF PAYMENTS
The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange is closed; (2) when trading on the New York Stock Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in Separate Account B may not reasonably occur or so that the Company may not reasonably determine the value of Separate Account B's net assets; or (4) during any other period when the SEC so permits for the protection of security holders. We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

IN CASE OF ERRORS IN YOUR APPLICATION
If an age or gender given in the application or enrollment form is misstated, the amounts payable or benefits provided by the Contract shall be those that the premium payment would have bought at the correct age or gender.

ASSIGNING THE CONTRACT AS COLLATERAL
You may assign a non-qualified Contract as collateral security for a loan but you should understand that your rights and any beneficiary's rights may be subject to the terms of the assignment. An assignment likely has federal tax consequences. You should consult a tax adviser for tax advice. You must give us satisfactory written notice at our Customer Service Center in order to make or release an assignment. We are not responsible for the validity of any assignment.

CONTRACT CHANGES -- APPLICABLE TAX LAW
We have the right to make changes in the Contract to continue to qualify the Contract as an annuity under applicable federal tax law. You will be given advance notice of such changes.

FREE LOOK
You may cancel your Contract within your 10-day free look period. We deem the free look period to expire 15 days after we mail the Contract to you. Some states may require a longer free look period. To cancel, you need to send your Contract to our Customer Service Center or to the agent from whom you purchased it. We will refund the contract value. For purposes of the refund during the free look period, (i) we adjust your contract value for any market value adjustment (if you have invested in the fixed account), (ii) then we exclude any credit initially applied, and (iii) then we include a refund of any charges deducted from your

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contract value. Because of the market risks associated with investing in the portfolios and the potential positive or negative effect of the market value adjustment, the contract value returned may be greater or less than the premium payment you paid. Some states require us to return to you the amount of the paid premium (rather than the contract value) in which case you will not be subject to investment risk during the free look period. In these states, your premiums designated for investment in the subaccounts may be allocated during the free look period to a subaccount specially designated by the Company for this purpose (currently, the Liquid Asset subaccount). We may, in our discretion, require that premiums designated for investment in the subaccounts from all other states as well as premiums designated for a Fixed Interest Allocation be allocated to the specially designated subaccount during the free look period. Your Contract is void as of the day we receive your Contract and cancellation request in good order. We determine your contract value at the close of business on the day we void your Contract. If you keep your Contract after the free look period and the investment is allocated to a subaccount specially designated by the Company, we will put your money in the subaccount(s) chosen by you, based on the accumulation unit value next computed for each subaccount, and/or in the Fixed Interest Allocation chosen by you.

SPECIAL ARRANGEMENTS
We may reduce or waive any Contract, rider, or benefit fees or charges for certain group or sponsored arrangements, under special programs, and for certain employees, agents, and related persons of our parent corporation and its affiliates. We reduce or waive these items based on expected economies, and the variations are based on differences in costs or services.

SELLING THE CONTRACT
Our affiliate Directed Services, Inc. ("DSI"), 1475 Dunwoody Dr., West Chester, PA 19380 is the principal underwriter and distributor of the Contract as well as for other Golden American contracts. DSI, a New York corporation, is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and is a member of the National Association of Securities Dealers, Inc. ("NASD").

DSI does not retain any commissions or compensation paid to it by Golden American for Contract sales. DSI enters into selling agreements with affiliated and unaffiliated broker-dealers to sell the Contracts through their registered representatives who are licensed to sell securities and variable insurance products. Selling firms are also registered with the SEC and NASD member firms.

DSI pays selling firms for Contract sales according to one or more schedules. This compensation is generally based on a percentage of premium payments. Selling firms may receive commissions of up to 6.0% of premium payments. In addition, selling firms may receive ongoing annual compensation of up to 0.75% of all, or a portion, of values of Contracts sold through the firm. Individual representatives may receive all or a portion of compensation paid to their selling firm, depending on their firm's practices. Commissions and annual compensation, when combined, could exceed 6.0% of total premium payments.

DSI may also compensate wholesalers/distributors, and their sales management personnel, for Contract sales within the wholesale/distribution channel. This compensation may be based on a percentage of premium payments, and/or a percentage of Contract values.

Affiliated selling firms may include Aeltus Capital, Inc., Aetna Investment Services, LLC, BancWest Investment Services, Inc., Baring Investment Services, Inc., Compulife Investor Services, Inc., Financial Network Investment Corporation, Financial Northeastern Corporation, Granite Investment Services, Inc. Guaranty Brokerage Services, Inc., IFG Network Securities, Inc., ING America Equities, Inc., ING Barings Corp., ING Brokers Network, LLC, ING Direct Funds Limited, ING DIRECT Securities, Inc., ING Furman Selz Financial Services LLC, ING Funds Distributor, Inc., ING TT&S (U.S.) Securities, Inc., Investors Financial Group, Inc., Locust Street Securities, Inc., Multi-Financial Securities Corporation, PrimeVest Financial Services, Inc., Systematized Benefits Administrators, Inc., United Variable Services, Inc., VESTAX Securities Corporation, and Washington Square Securities, Inc.

We may also make additional payments to broker dealers for marketing and educational expenses and to reimburse certain expenses of registered representatives relating to sales of Contracts.

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We do not pay any additional compensation on the sale or exercise of any of the Contract's optional benefit riders offered in this prospectus.

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                                OTHER INFORMATION
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VOTING RIGHTS
We will vote the shares of a Trust owned by Separate Account B according to your instructions. However, if the 1940 Act or any related regulations should change, or if interpretations of it or related regulations should change, and we decide that we are permitted to vote the shares of a Trust in our own right, we may decide to do so.

We determine the number of shares that you have in a subaccount by dividing the Contract's contract value in that subaccount by the net asset value of one share of the portfolio in which a subaccount invests. We count fractional votes. We will determine the number of shares you can instruct us to vote 180 days or less before a Trust shareholder meeting. We will ask you for voting instructions by mail at least 10 days before the meeting. If we do not receive your instructions in time, we will vote the shares in the same proportion as the instructions received from all contracts in that subaccount. We will also vote shares we hold in Separate Account B which are not attributable to contract owners in the same proportion.

STATE REGULATION
We are regulated by the Insurance Department of the State of Delaware. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract offered by this prospectus has been approved where required by those jurisdictions. We are required to submit annual statements of our operations, including financial statements, to the Insurance Departments of the various jurisdictions in which we do business to determine solvency and compliance with state insurance laws and regulations.

LEGAL PROCEEDINGS
The Company, like other insurance companies, may be involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. We believe that currently there are no pending or threatened lawsuits that are reasonably likely to have a materially adverse impact on the Company or Separate Account B.

LEGAL MATTERS
The legal validity of the Contracts was passed on by Kimberly J. Smith, Executive Vice President, General Counsel and Assistant Secretary of Golden American.

EXPERTS
The audited consolidated financial statements of Golden American at December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001, and the statement of assets and liabilities of Separate Account B at December 31, 2001 and the related statement of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended, appearing in the SAI and Registration Statement have been audited by Ernst & Young, LLP, independent auditors, as set forth in their reports thereon appearing in the SAI and in the Registration Statement, and are included or incorporated herein by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

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                           FEDERAL TAX CONSIDERATIONS
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The following summary provides a general description of the federal income tax considerations associated with this Contract and does not purport to be complete or to cover all tax situations. This discussion is not intended as tax advice. You should consult your counsel or other competent tax advisers for more complete information. This discussion is based upon our understanding of the present federal income tax laws. We do not make any representations as to the likelihood of continuation of the present federal income tax laws or as to how they may be interpreted by the IRS.

THIS SUMMARY REFERENCES ENHANCED DEATH BENEFITS AND EARNINGS MULTIPLIER BENEFITS THAT MAY NOT BE AVAILABLE UNDER YOUR CONTRACT. PLEASE SEE YOUR CONTRACT, AND "THE ANNUITY CONTRACT -- OPTIONAL RIDERS" AND "DEATH BENEFIT CHOICES" IN THIS PROSPECTUS.

TYPES OF CONTRACTS:  NON-QUALIFIED OR QUALIFIED
The Contract may be purchased on a non-tax-qualified basis or purchased on a tax-qualified basis. Qualified Contracts are designed for use by individuals whose premium payments are comprised solely of proceeds from and/or contributions under retirement plans that are intended to qualify as plans entitled to special income tax treatment under Sections 401(a), 403(b), 408, or 408A of the Code. The ultimate effect of federal income taxes on the amounts held under a Contract, or annuity payments, depends on the type of retirement plan, on the tax and employment status of the individual concerned, and on our tax status. In addition, certain requirements must be satisfied in purchasing a qualified Contract with proceeds from a tax-qualified plan and receiving distributions from a qualified Contract in order to continue receiving favorable tax treatment. Some retirement plans are subject to distribution and other requirements that are not incorporated into our Contract administration procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contract comply with applicable law. Therefore, you should seek competent legal and tax advice regarding the suitability of a Contract for your particular situation. The following discussion assumes that qualified Contracts are purchased with proceeds from and/or contributions under retirement plans that qualify for the intended special federal income tax treatment.

TAX STATUS OF THE CONTRACTS
     DIVERSIFICATION REQUIREMENTS. The Code requires that the investments of a variable account be "adequately diversified" in order for non-qualified Contracts to be treated as annuity contracts for federal income tax purposes. It is intended that Separate Account B, through the subaccounts, will satisfy these diversification requirements.

     INVESTOR CONTROL. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer contract values, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give contract owners investment control over Separate Account B assets, we reserve the right to modify the Contracts as necessary to prevent a contract owner from being treated as the owner of the Separate Account B assets supporting the Contract.

     REQUIRED DISTRIBUTIONS. In order to be treated as an annuity contract for federal income tax purposes, the Code requires any non-qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of your death. The non-qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. See "Death Benefit Choices" for additional information on required distributions from non-qualified contracts. Qualified Contracts are subject to special rules -- see below.

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The following discussion assumes that the Contracts will qualify as annuity contracts for federal income tax purposes.

     IN GENERAL. We believe that if you are a natural person you will generally not be taxed on increases in the value of a Contract until a distribution occurs or until annuity payments begin. For these purposes, the agreement to assign or pledge any portion of the contract value, and, in the case of a qualified Contract, any portion of an interest in the qualified plan, generally will be treated as a distribution.

TAXATION OF NON-QUALIFIED CONTRACTS
     NON-NATURAL PERSON. The owner of any annuity contract who is not a natural person generally must include in income any increase in the excess of the contract value over the "investment in the contract" (generally, the premiums or other consideration you paid for the contract less any nontaxable withdrawals) during the taxable year. There are some exceptions to this rule and a prospective contract owner that is not a natural person may wish to discuss these with a tax adviser. The following discussion generally applies to Contracts owned by natural persons.

     WITHDRAWALS. When a withdrawal from a non-qualified Contract occurs (including amounts paid to you under the MGWB rider), the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the contract value (unreduced by the amount of any surrender charge) immediately before the distribution over the contract owner's investment in the Contract at that time. Credits constitute earnings (not premiums) for federal tax purposes and are not included in the owner's investment in the Contract. The tax treatment of market value adjustments is uncertain. You should consult a tax adviser if you are considering taking a withdrawal from your Contract in circumstances where a market value adjustment would apply.

In the case of a surrender under a non-qualified Contract, the amount received generally will be taxable only to the extent it exceeds the contract owner's investment in the Contract.

     SEPARATE ACCOUNT CHARGES. It is possible that the Internal Revenue Service may take a position that charges for certain optional benefits and riders are deemed to be taxable distributions to you. In particular, the Internal Revenue Service may treat the quarterly charges deducted for an earnings multiplier benefit rider as taxable withdrawals, which might also be subject to a tax penalty if the withdrawal occurs before you reach age 59 1/2. You should consult your tax advisor prior to selecting any optional benefit or rider under the Contract.

     PENALTY TAX ON CERTAIN WITHDRAWALS. A distribution from a non-qualified Contract may be subject to a federal tax penalty equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

     o    made on or after the taxpayer reaches age 59 1/2;

     o    made on or after the death of a contract owner;

     o    attributable to the taxpayer's becoming disabled; or

     o made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. A tax adviser should be consulted with regard to exceptions from the penalty tax.

     ANNUITY PAYMENTS. Although tax consequences may vary depending on the payment option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your

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investment in the Contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

     TAXATION OF DEATH BENEFIT PROCEEDS. Amounts may be distributed from a Contract because of your death or the death of the annuitant. Generally, such amounts are includible in the income of recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payment option, they are taxed in the same way as annuity payments. Special rules may apply to amounts distributed after a Beneficiary has elected to maintain Contract value and receive payments.

     TRANSFERS, ASSIGNMENTS, EXCHANGES AND ANNUITY DATES OF A CONTRACT. A transfer or assignment of ownership of a Contract, the designation of an annuitant or payee other than an owner, the selection of certain dates for commencement of the annuity phase, or the exchange of a Contract may result in certain tax consequences to you that are not discussed herein. A contract owner contemplating any such transfer, assignment, designation or exchange, should consult a tax adviser as to the tax consequences.

     WITHHOLDING. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability, and we will report taxable amounts as required by law. Recipients can generally elect, however, not to have tax withheld from distributions.

     MULTIPLE CONTRACTS. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same contract owner during any calendar year are treated as one non-qualified deferred annuity contract for purposes of determining the amount includible in such contract owner's income when a taxable distribution occurs.

TAXATION OF QUALIFIED CONTRACTS
The Contracts are designed for use with several types of qualified plans. The tax rules applicable to participants in these qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from: contributions in excess of specified limits; distributions before age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Therefore, no attempt is made to provide more than general information about the use of the Contracts with the various types of qualified retirement plans. Contract owners, annuitants, and beneficiaries are cautioned that the rights of any person to any benefits under these qualified retirement plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract, but we shall not be bound by the terms and conditions of such plans to the extent such terms contradict the Contract, unless the Company consents.

For qualified plans under Section 401(a) and 403(b), the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the contract owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time before the contract owner's death. PLEASE NOTE THAT REQUIRED MINIMUM DISTRIBUTIONS UNDER QUALIFIED CONTRACTS MAY BE SUBJECT TO SURRENDER CHARGE AND/OR MARKET VALUE ADJUSTMENT, IN ACCORDANCE WITH THE TERMS OF THE CONTRACT.

     WITHHOLDING. Distributions from certain qualified plans generally are subject to withholding for the contract owner's federal income tax liability. The withholding rates vary according to the type of distribution and the contract owner's tax status. The contract owner may be provided the opportunity to elect not to have tax withheld from distributions. "Eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions

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that are required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the contract owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

     CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS. Section 401(a) of the Code permits corporate employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish these plans for themselves and their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax or other legal consequences to the plan, to the participant, or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits before transfer of the Contract. Employers intending to use the Contract with such plans should seek competent advice.

     INDIVIDUAL RETIREMENT ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." These IRAs are subject to limits on the amount that can be contributed, the deductible amount of the contribution, the persons who may be eligible, and the time when distributions commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" or transferred on a tax-deferred basis into an IRA. There are significant restrictions on rollover or transfer contributions from Savings Incentive Match Plans for Employees (SIMPLE), under which certain employers may provide contributions to IRAs on behalf of their employees, subject to special restrictions. Employers may establish Simplified Employee Pension (SEP) Plans to provide IRA contributions on behalf of their employees. Sales of the Contract for use with IRAs may be subject to special requirements of the IRS.

IRAs generally may not invest in life insurance contracts. We do not believe a death benefit under an annuity contract that is equal to the greater of premiums paid (less withdrawals) or contract value will be treated as life insurance. However, the enhanced death benefits and earnings enhancement benefit under this Contract may exceed the greater of premiums paid (less withdrawals) and contract value. We have previously received IRS approval of the form of the Contract, including the enhanced death benefit feature, for use as an IRA. THE CONTRACT WITH BOTH ENHANCED DEATH BENEFITS AND THE EARNINGS MULTIPLIER BENEFIT HAS BEEN FILED WITH THE IRS FOR APPROVAL FOR USE AS AN IRA. HOWEVER, THERE IS NO ASSURANCE THAT THE IRS WILL GIVE THIS APPROVAL OR THAT THE CONTRACT MEETS THE QUALIFICATION REQUIREMENTS FOR AN IRA. Although we regard the enhanced death benefit options and earnings multiplier benefit as investment protection features that should not have an adverse tax effect, it is possible that the IRS could take a contrary position regarding tax qualification, which could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. YOU SHOULD CONSULT YOUR TAX ADVISOR IF YOU ARE CONSIDERING ADDING AN ENHANCED DEATH BENEFIT OR EARNINGS MULTIPLIER BENEFIT TO YOUR CONTRACT IF IT IS AN IRA.

     DISTRIBUTIONS - IRAS. All distributions from a traditional IRA are taxed as received unless either one of the following is true:

     o The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or

     o You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

To avoid certain tax penalties, you and any designated beneficiary must also meet the minimum distribution requirements imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

     o    Start date for distributions;

     o The time period in which all amounts in your account(s) must be distributed; or

     o    Distribution amounts.

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Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. We must pay out distributions from the contract over one of the following time periods:

     o Over your life or the joint lives of you and your designated beneficiary; or

     o Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

The amount of each periodic distribution must be calculated in accordance with IRS regulations. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

The following applies to the distribution of death proceeds under 408(b) and 408A (Roth IRA - See below) plans. Different distribution requirements apply if your death occurs:

     o    After you begin receiving minimum distributions under the contract; or

     o    Before you begin receiving such distributions.

If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the minimum required distributions at your death.

If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2002, your entire balance must be distributed to the designated beneficiary by December 31, 2007. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

     o    Over the life of the designated beneficiary; or

     o Over a period not extending beyond the life expectancy of the designated beneficiary.

If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:

     o December 31 of the calendar year following the calendar year of your death; or

     o December 31 of the calendar year in which you would have attained age 70 1/2.

In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 70 1/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

     ROTH IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA, which are subject to limits on the amount of the contributions and the persons who may be eligible to contribute, are not deductible, and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax, and other special rules may apply. A 10% penalty may apply to amounts attributable to a conversion from an IRA to a Roth IRA if the amounts are distributed during the five taxable years beginning with the year in which the conversion was made.

     DISTRIBUTIONS -- ROTH IRAS. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:

     o Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and

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     o Made after you attain age 59 1/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase.

If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

     TAX SHELTERED ANNUITIES. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a Contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (Social Security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions, but not earnings on such distributions, may also be distributed upon hardship, but would generally be subject to penalties.

     TSAS -- LOANS. Loans may be available if you are under age 70 1/2 and purchased your contract in connection with a non-ERISA plan qualified under
Section 403(b) of the Code ("TSA"). If your contract was issued in connection with a TSA and the terms of your plan permit, you may take a loan from us, using your surrender value as collateral for the loan. Loans are subject to the terms of the Contract, your 403(b) plan, and the Code. You are responsible for monitoring the amount and number of loans outstanding at any one time under your TSA, whether under our contracts or those of other carriers. We may modify the terms of a loan to comply with changes in applicable law. We urge you to consult with a qualified tax advisor prior to effecting a loan transaction under your Contract. We may apply additional restrictions or limitations on loans, and you must make loan requests in accordance with our administrative practices and loan request procedures in effect at the time you submit your request. Read the terms of the loan agreement before submitting any request.

     Any outstanding loan balance impacts the following:

     1) Withdrawals and Charges: We determine amounts available for maximum withdrawal amounts, free partial withdrawals, systematic withdrawals and waiver of administrative charges by reducing the otherwise applicable amounts by the amount of any outstanding loan balance.

     2) Death Benefits, Annuitization and Surrenders: We deduct the outstanding loan balance from any amounts otherwise payable and in determining the amount available for annuitization.

     3)   Riders:

          a) Minimum Guaranteed Income Benefit ("MGIB") Rider. If you exercise the MGIB rider, we reduce the MGIB Base by an amount equal to the ratio of the outstanding loan balance to the contract value multiplied by the MGIB Base.

          b) Minimum Guaranteed Withdrawal Benefit ("MGWB") Rider. The portion of the contract value used to pay off the outstanding loan balance will reduce the MGWB Withdrawal Account. We do not recommend the MGWB rider if loans are contemplated.

          c) Minimum Guaranteed Accumulation Benefit ("MGAB") Rider. Generally, loan repayment periods should not extend into the 3-year period preceding the end of the Waiting Period, because transfers made within such 3-year period reduce the MGAB Base and the MGAB Charge Base pro rata based on the percentage of contract value transferred. Transfers between the TSA Special Fixed Account and the variable accounts will not be excluded from this treatment.

     TSAS -- DISTRIBUTIONS. All distributions from Section 403(b) plans are taxed as received unless either of the following are true:

     o The distribution is rolled over to another plan eligible to receive rollovers or to a traditional individual retirement annuity/account
          (IRA) in accordance with the Tax Code; or

GPP-121808

     o You made after-tax contributions to the plan. In this case, the amount will be taxed according to rules detailed in the Tax Code.

     Generally, you must begin receiving distributions by April 1 of the calendar year following the calendar year in which you attain age 70 1/2 or retire, whichever occurs later, unless:

     o You are a 5% owner, in which case such distributions must begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2;or

     o You had amounts under the contract as of December 31, 1986. In this case, distribution of these amounts generally must begin by the end of the calendar year in which you attain age 75 or retire, if later. However, if you take any distributions in excess of the minimum required amount, then special rules require that some or all of the December 31, 1986 balance be distributed earlier.

TAX CONSEQUENCES OF ENHANCED DEATH BENEFIT
THE CONTRACT INCLUDES AN ENHANCED DEATH BENEFIT THAT IN SOME CASES MAY EXCEED THE GREATER OF THE PREMIUM PAYMENTS OR THE CONTRACT VALUE. THE IRS HAS NOT RULED WHETHER AN ENHANCED DEATH BENEFIT COULD BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN ANY CODE SECTION 401(A) PENSION OR PROFIT-SHARING PLAN OR CODE SECTION 403(B) TAX-SHELTERED ANNUITY. EMPLOYERS USING THE CONTRACT MAY WANT TO CONSULT THEIR TAX ADVISER REGARDING SUCH LIMITATION. FURTHER, THE INTERNAL REVENUE SERVICE HAS NOT ADDRESSED IN A RULING OF GENERAL APPLICABILITY WHETHER A DEATH BENEFIT PROVISION SUCH AS THE ENHANCED DEATH BENEFIT PROVISION IN THE CONTRACT COMPORTS WITH IRA OR ROTH IRA QUALIFICATION REQUIREMENTS. A TAX ADVISOR SHOULD BE CONSULTED.

OTHER TAX CONSEQUENCES
As noted above, the foregoing comments about the federal tax consequences under the Contracts are not exhaustive, and special rules are provided with respect to other tax situations not discussed in this prospectus. Further, the federal income tax consequences discussed herein reflect our understanding of current law, and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each contract owner or recipient of the distribution. A competent tax adviser should be consulted for further information.

POSSIBLE CHANGES IN TAXATION
Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Contracts could change by legislation or other means. It is also possible that any change could be retroactive (that is, effective before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the Contract.

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                       STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

Table of Contents

     ITEM
     Introduction
     Description of Golden American Life Insurance Company
     Safekeeping of Assets...
     The Administrator
     Independent Auditors
     Distribution of Contracts
     Performance Information
     IRA Partial Withdrawal Option
     Other Information
     Financial Statements of Golden American Life Insurance Company Financial Statements of Separate Account B


PLEASE TEAR OFF, COMPLETE AND RETURN THE FORM BELOW TO ORDER A FREE STATEMENT OF ADDITIONAL INFORMATION FOR THE CONTRACTS OFFERED UNDER THE PROSPECTUS. SEND THE FORM TO OUR CUSTOMER SERVICE CENTER AT THE ADDRESS SHOWN ON THE PROSPECTUS COVER.

- - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - - -

PLEASE SEND ME A FREE COPY OF THE STATEMENT OF ADDITIONAL INFORMATION FOR SEPARATE ACCOUNT B.

Please Print or Type:

               --------------------------------------------------
               Name

               --------------------------------------------------
               Social Security Number

               --------------------------------------------------
               Street Address

               --------------------------------------------------
               City, State, Zip

121808   Galaxy PREMIUM PLUS                                          05/01/2002
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                                   APPENDIX A
--------------------------------------------------------------------------------

                         CONDENSED FINANCIAL INFORMATION

Except for subaccounts which did not commence operations as of December 31, 2001, the following tables give (1) the accumulation unit value ("AUV"), (2) the total number of accumulation units, and (3) the total accumulation unit value, for each subaccount of Golden American Separate Account B available under the Contract for the indicated periods. The date on which the subaccount became available to investors and the starting accumulation unit value are shown on the last row of each table.

Your contract category appears on your quarterly statement.

CONTRACT CATEGORY:  PRE-2000

LIQUID ASSET

-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $15.47     6,398,161     $98,985       $15.19    3,141,765     $47,738       $14.90    7,753,679     $115,521
-----------------------------------------------------------------------------------------------------------------------------
 1999         14.79     7,150,254     105,783        14.55    4,223,787      61,465        14.29   10,661,158      152,353
-----------------------------------------------------------------------------------------------------------------------------
 1998         14.33     1,185,641      16,985        14.11      839,093      11,842        13.88    2,967,968       41,195
-----------------------------------------------------------------------------------------------------------------------------
 1997         13.83       131,429       1,818        13.65       61,012         846        13.44      298,288        4,009
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      13.71            --          --        13.53           --          --        13.33           --           --
-----------------------------------------------------------------------------------------------------------------------------


LIMITED MATURITY BOND
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $17.76     2,114,123     $37,552       $17.45      827,572     $14,437       $17.11    2,400,340      $41,061
-----------------------------------------------------------------------------------------------------------------------------
 1999         16.72     1,726,180      28,863        16.45      863,647      14,205       $16.15    2,219,351       35,848
-----------------------------------------------------------------------------------------------------------------------------
 1998         16.77       633,316      10,620        16.52      334,521       5,526        16.25      910,113       14,787
-----------------------------------------------------------------------------------------------------------------------------
 1997         15.91        16,839         268        15.70       10,105         159        15.47       12,577          195
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      15.72            --          --        15.52           --          --        15.29           --           --
-----------------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       A1

                                                     CONTRACT CATEGORY: PRE-2000

CORE BOND (FORMERLY GLOBAL FIXED INCOME)
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $11.74       722,540      $8,481       $11.62      304,383      $3,538       $11.51      759,979       $8,751
-----------------------------------------------------------------------------------------------------------------------------
 1999         11.79       439,601       5,184        11.70      219,011       2,562        11.60      603,046        6,998
-----------------------------------------------------------------------------------------------------------------------------
 1998         13.09       187,670       2,456        13.00       80,199       1,043        12.92      180,373        2,330
-----------------------------------------------------------------------------------------------------------------------------
 1997         11.87         3,418          41        11.81          310           4        11.75        6,455           76
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      11.99            --          --        11.93           --          --        11.87           --           --
-----------------------------------------------------------------------------------------------------------------------------


FULLY MANAGED
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $26.04     1,758,621     $45,786       $25.57    1,110,726     $28,402       $25.07    3,162,695      $79,301
-----------------------------------------------------------------------------------------------------------------------------
 1999         21.65     1,292,419      27,978        21.29      988,291      21,044        20.91    3,030,152       63,363
-----------------------------------------------------------------------------------------------------------------------------
 1998         20.53       593,655      12,189        20.23      512,203      10,361        19.90    1,673,484       33,294
-----------------------------------------------------------------------------------------------------------------------------
 1997         19.66        36,852         725        19.40       28,440         552        19.11      108,003        2,064
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97       9.49            --          --        19.24           --          --        18.96           --           --
-----------------------------------------------------------------------------------------------------------------------------


TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $20.75     4,975,990    $103,235       $20.55    2,927,725     $60,151       $20.35    8,931,211     $181,762
-----------------------------------------------------------------------------------------------------------------------------
 1999         18.06     4,404,186      79,539        17.91    2,910,090      52,124        17.77    8,891,632      158,001
-----------------------------------------------------------------------------------------------------------------------------
 1998         17.72     1,708,118      30,264        17.60    1,404,222      24,713        17.49    3,742,869       65,449
-----------------------------------------------------------------------------------------------------------------------------
 1997         16.02        54,291         874        16.02       25,888         415        15.94      147,659        2,354
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      16.10            --          --        15.75           --          --        15.68           --           --
-----------------------------------------------------------------------------------------------------------------------------


ASSET ALLOCATION GROWTH
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $9.38         6,488         $61        $9.37        6,168         $58        $9.37       29,481         $277
-----------------------------------------------------------------------------------------------------------------------------
 10/2/00      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       A2

                                                     CONTRACT CATEGORY: PRE-2000

EQUITY INCOME
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $23.91     1,332,075     $31,855       $23.49      743,054     $17,452       $23.03    2,497,192      $57,512
-----------------------------------------------------------------------------------------------------------------------------
 1999         21.47     1,085,728      23,316        21.12      617,614      13,046        20.74    2,236,042       46,384
-----------------------------------------------------------------------------------------------------------------------------
 1998         21.94       257,646       5,652        21.61      207,605       4,486        21.26      713,431       15,164
-----------------------------------------------------------------------------------------------------------------------------
 1997         20.55        26,372         542        20.28       13,243         269        19.97       35,002          699
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      20.55            --          --        20.29           --          --        19.99           --           --
-----------------------------------------------------------------------------------------------------------------------------


ALL CAP
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $11.59     1,274,806     $14,781       $11.58      854,294      $9,892       $11.56    1,591,887      $18,406
-----------------------------------------------------------------------------------------------------------------------------
 2/1/00       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $9.94        86,899        $864        $9.94       58,691        $583        $9.94      281,776       $2,800
-----------------------------------------------------------------------------------------------------------------------------
 10/2/00      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


REAL ESTATE
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $26.64       599,877     $15,979       $26.16      224,612      $5,876       $25.65      804,723      $20,644
-----------------------------------------------------------------------------------------------------------------------------
 1999         20.62       286,539       5,909        20.28      155,133       3,147        19.92      532,774       10,613
-----------------------------------------------------------------------------------------------------------------------------
 1998         21.74       196,372       4,270        21.42      112,984       2,420        21.07      408,418        8,604
-----------------------------------------------------------------------------------------------------------------------------
 1997         25.48        10,718         273        25.14        8,060         203        24.76       44,523        1,102
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      25.25            --          --        24.92           --          --        24.56           --           --
-----------------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       A3

                                                     CONTRACT CATEGORY: PRE-2000

VALUE EQUITY
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $19.46     1,214,590     $23,636       $19.29      874,451     $16,866       $19.08    2,193,265      $41,845
-----------------------------------------------------------------------------------------------------------------------------
 1999         18.14       859,962      15,603        18.01      767,525      13,823        17.84    1,901,397       33,924
-----------------------------------------------------------------------------------------------------------------------------
 1998         18.31       491,538       8,998        18.20      470,129       8,556        18.06    1,161,575       20,974
-----------------------------------------------------------------------------------------------------------------------------
 1997         18.28        28,327         518        18.20       40,454         736        18.09      117,054        2,117
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      18.85            --          --        18.78           --          --        18.67           --           --
-----------------------------------------------------------------------------------------------------------------------------


INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $11.26       275,069      $3,098       $11.25      154,585      $1,739       $11.23      234,347       $2,632
-----------------------------------------------------------------------------------------------------------------------------
 2/1/00       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


RISING DIVIDENDS
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $24.94     4,126,814    $102,903       $24.67    3,632,813     $89,605       $24.36    9,740,749     $237,284
-----------------------------------------------------------------------------------------------------------------------------
 1999         25.83     3,855,308      99,594        25.59    3,388,151      86,710        25.31    9,238,054      233,848
-----------------------------------------------------------------------------------------------------------------------------
 1998         22.61     1,802,632      40,757        22.43    1,454,269      32,624        22.22    4,169,562       92,659
-----------------------------------------------------------------------------------------------------------------------------
 1997         20.09        50,068       1,006        19.96       34,332         685        19.81      169,648        3,360
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      19.30            --          --        19.19           --          --        19.05           --           --
-----------------------------------------------------------------------------------------------------------------------------


MANAGED GLOBAL
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $20.19       256,618      $5,182       $19.94      214,579      $4,280       $19.67      430,108       $8,460
-----------------------------------------------------------------------------------------------------------------------------
 2/1/00       22.40            --          --        22.16           --          --        21.88           --           --
-----------------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       A4

                                                     CONTRACT CATEGORY: PRE-2000

LARGE CAP VALUE
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $10.55       855,690      $9,023       $10.53      519,053      $5,466       $10.52      950,981      $10,000
-----------------------------------------------------------------------------------------------------------------------------
 2/1/00       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


HARD ASSETS
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $16.32       119,030      $1,943       $16.03      158,020      $2,533       $15.72      859,582      $13,510
-----------------------------------------------------------------------------------------------------------------------------
 1999         17.37       130,846       2,273        17.09      175,931       3,006        16.78      559,019        9,381
-----------------------------------------------------------------------------------------------------------------------------
 1998         14.28        50,015         714        14.07       33,343         469        13.84      205,654        2,846
-----------------------------------------------------------------------------------------------------------------------------
 1997         20.57         4,291          88        20.29        4,830          98        19.99       10,671          213
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      24.00            --          --        23.68           --          --        23.34           --           --
-----------------------------------------------------------------------------------------------------------------------------


DIVERSIFIED MID-CAP
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $9.88       126,703      $1,252        $9.87       85,630        $846        $9.87      283,531       $2,799
-----------------------------------------------------------------------------------------------------------------------------
 10/2/00      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


RESEARCH
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $26.39     4,430,092    $116,926       $26.13    4,496,455    $117,508       $25.89    8,625,474     $223,285
-----------------------------------------------------------------------------------------------------------------------------
 1999         28.04     3,732,084     104,644        27.80    3,987,090     110,860        27.58    7,961,890      219,621
-----------------------------------------------------------------------------------------------------------------------------
 1998         22.89     1,882,609      43,093        22.73    1,664,084      37,830        22.59    3,540,785       79,977
-----------------------------------------------------------------------------------------------------------------------------
 1997         18.87        58,635       1,106        18.77       29,908         561        18.67      154,878        2,892
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      19.33            --          --        19.24           --          --        19.15           --           --
-----------------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       A5

                                                     CONTRACT CATEGORY: PRE-2000

CAPITAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $17.21     3,567,760     $61,404       $17.09    3,465,795     $59,215       $16.96    8,159,977     $138,413
-----------------------------------------------------------------------------------------------------------------------------
 1999         21.06     3,183,975      67,052        20.94    3,036,436      63,576        20.82    7,329,545      152,590
-----------------------------------------------------------------------------------------------------------------------------
 1998         17.01     1,393,674      23,707        16.94    1,251,474      21,197        16.87    2,660,020       44,867
-----------------------------------------------------------------------------------------------------------------------------
 1997         15.41       101,866       1,569        15.36      160,843       2,471        15.32      246,159        3,772
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      15.99            --          --        15.95           --          --        15.92           --           --
-----------------------------------------------------------------------------------------------------------------------------


CAPITAL APPRECIATION
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $25.17     1,842,181     $46,370       $24.85    1,758,566     $43,692       $24.48    4,403,742     $107,821
-----------------------------------------------------------------------------------------------------------------------------
 1999         30.11     1,321,446      39,790        29.77    1,332,081      39,650        29.38    3,502,726      102,900
-----------------------------------------------------------------------------------------------------------------------------
 1998         24.50       552,738      13,542        24.26      436,641      10,591        23.98      996,496       23,892
-----------------------------------------------------------------------------------------------------------------------------
 1997         22.05        12,122         267        21.87       20,531         449        21.65       66,918        1,449
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      21.95            --          --        21.78           --          --        21.57           --           --
-----------------------------------------------------------------------------------------------------------------------------


SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $18.40     3,498,368     $64,360       $18.26    2,708,831     $49,458       $18.12    4,689,339      $84,973
-----------------------------------------------------------------------------------------------------------------------------
 1999         22.82     2,787,333      63,611        22.68    1,823,715      41,368        22.55    3,575,459       80,614
-----------------------------------------------------------------------------------------------------------------------------
 1998         15.37     1,029,412      15,820        15.30      594,716       9,098        15.23    1,273,236       19,390
-----------------------------------------------------------------------------------------------------------------------------
 1997         12.88        58,584         755        12.84       20,111         258        12.81       99,963        1,280
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      13.85            --          --        13.82           --          --        13.78           --           --
-----------------------------------------------------------------------------------------------------------------------------


MID-CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $42.23     3,669,431    $154,975       $41.89    3,008,336    $126,032       $41.50    6,295,732     $261,264
-----------------------------------------------------------------------------------------------------------------------------
 1999         39.59     2,679,145     106,080        39.34    1,972,481      77,589        39.02     4,341,508     169,421
-----------------------------------------------------------------------------------------------------------------------------
 1998         22.43       871,756      19,550        22.31      523,815      11,688        22.17     1,207,879      26,779
-----------------------------------------------------------------------------------------------------------------------------
 1997         18.52        35,953         666        18.45       13,732         253        18.36        48,168         885
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      18.94            --          --        18.88           --          --        18.79            --          --
-----------------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       A6

                                                     CONTRACT CATEGORY: PRE-2000

STRATEGIC EQUITY
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $18.92     2,146,122     $40,613       $18.78    1,809,186     $33,969       $18.60    4,174,680      $77,656
-----------------------------------------------------------------------------------------------------------------------------
 1999         21.92     1,284,045      28,148        21.78    1,027,948      22,392        21.61    2,946,931       63,695
-----------------------------------------------------------------------------------------------------------------------------
 1998         14.23       291,183       4,143        14.16      162,917       2,307        14.07      748,842       10,538
-----------------------------------------------------------------------------------------------------------------------------
 1997         14.31        13,199         189        14.26       15,985         228        14.20       49,579          704
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      14.14            --          --        14.10           --          --        14.04           --           --
-----------------------------------------------------------------------------------------------------------------------------


SPECIAL SITUATIONS
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $8.89        47,708        $424        $8.89       41,774        $371        $8.88      126,644       $1,125
-----------------------------------------------------------------------------------------------------------------------------
 10/2/00      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


GROWTH
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $22.02     9,918,876    $218,379       $21.86    8,229,964    $179,873       $21.70   17,860,302     $387,541
-----------------------------------------------------------------------------------------------------------------------------
 1999         28.62     8,941,918     255,925        28.46    6,570,102     186,953        28.29   14,909,662      421,842
-----------------------------------------------------------------------------------------------------------------------------
 1998         16.29     1,521,473      24,792        16.22      797,510      12,940        16.16    2,265,343       36,602
-----------------------------------------------------------------------------------------------------------------------------
 1997         13.03        97,853       1,275        12.99       34,329         446        12.96      226,700        2,938
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      15.18            --          --        15.14           --          --        15.10           --           --
-----------------------------------------------------------------------------------------------------------------------------


DEVELOPING WORLD
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $7.58     1,003,874      $7,609        $7.55      694,495      $5,241        $7.51    1,768,880      $13,291
-----------------------------------------------------------------------------------------------------------------------------
 1999         11.61     1,294,269      15,027        11.58      620,258       7,181        11.54    1,334,812       15,410
-----------------------------------------------------------------------------------------------------------------------------
 1998          7.28       131,499         958         7.27       31,253         227         7.26      111,256          808
-----------------------------------------------------------------------------------------------------------------------------
 2/19/98      10.00            --          --        10.00           --          --           --           --           --
-----------------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       A7

                                                     CONTRACT CATEGORY: PRE-2000

GALAXY HIGH QUALITY BOND
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $11.05        4,745          $52       $11.03           --          --       $11.01           --           --
-----------------------------------------------------------------------------------------------------------------------------
 1999          9.93        2,756           27        $9.92           --          --        $9.92           --           --
-----------------------------------------------------------------------------------------------------------------------------
 10/1/99      10.00           --           --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


GALAXY ASSET ALLOCATION
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $10.78        10,075        $109       $10.76        4,515         $49       $10.74       18,669         $201
-----------------------------------------------------------------------------------------------------------------------------
 1999         10.70         4,460          48        10.70          832           9        10.70        7,153           76
-----------------------------------------------------------------------------------------------------------------------------
 10/1/99      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


GALAXY GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $10.98         9,132        $100       $10.96          992         $11       $10.94        3,904          $43
-----------------------------------------------------------------------------------------------------------------------------
 1999         10.55         8,512          90        10.55        1,122          12        10.54          493            5
-----------------------------------------------------------------------------------------------------------------------------
 10/1/99      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


GALAXY SMALL COMPANY GROWTH
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $13.35         1,744         $23       $13.32        1,380         $18       $13.30           --           --
-----------------------------------------------------------------------------------------------------------------------------
 1999         14.87            --          --        14.87           --          --        14.87           --           --
-----------------------------------------------------------------------------------------------------------------------------
 10/1/99      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       A8

                                                     CONTRACT CATEGORY: PRE-2000

GALAXY EQUITY
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $11.41        10,578        $121       $11.39       12,156        $138       $11.37        6,673          $76
-----------------------------------------------------------------------------------------------------------------------------
 1999         11.79         8,936         105        11.79       11,848         140        11.78        4,420           52
-----------------------------------------------------------------------------------------------------------------------------
 10/1/99      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


PIMCO HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $10.01     2,800,783     $28,035        $9.97    1,774,108     $17,686        $9.93    4,788,465      $47,544
-----------------------------------------------------------------------------------------------------------------------------
 1999         10.24     3,028,750      31,013        10.21    1,524,636      15,572        10.19    5,377,440       54,782
-----------------------------------------------------------------------------------------------------------------------------
 1998         10.08       872,132       8,791        10.07      424,746       4,277        10.06    1,487,999       14,969
-----------------------------------------------------------------------------------------------------------------------------
 5/1/98       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


PIMCO STOCKSPLUS GROWTH AND INCOME
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $11.72     3,203,292     $37,541       $11.67    2,633,264     $30,736       $11.62    6,651,600      $77,324
-----------------------------------------------------------------------------------------------------------------------------
 1999         13.13     2,808,279      36,875        13.10    2,387,540      31,271        13.06    7,040,346       91,978
-----------------------------------------------------------------------------------------------------------------------------
 1998         11.11       883,763       9,820        11.10      467,386       5,188        11.09    1,878,277       20,828
-----------------------------------------------------------------------------------------------------------------------------
 5/1/98       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


INTERNATIONAL EQUITY
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000        $11.37     3,162,306     $35,967       $11.37    2,474,741     $28,141       $11.29    5,326,268      $60,129
-----------------------------------------------------------------------------------------------------------------------------
 1999          5.57     2,749,756      42,801        15.59    1,959,322      30,538        15.50    4,663,701       72,274
-----------------------------------------------------------------------------------------------------------------------------
 1998         10.29     1,067,090      10,979        10.32      680,862       7,025        10.27    1,736,702       17,844
-----------------------------------------------------------------------------------------------------------------------------
 1997          9.90        38,652         383         9.95       36,098         359         9.92       72,955          724
-----------------------------------------------------------------------------------------------------------------------------
 10/1/97      11.57            --          --        11.62           --          --        11.60           --           --
-----------------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       A9

                                                     CONTRACT CATEGORY: PRE-2000

ING VP Worldwide Growth
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $8.75        12,603        $110        $8.75       14,048        $123        $8.74       28,381         $248
-----------------------------------------------------------------------------------------------------------------------------
 5/1/00       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


PRUDENTIAL JENNISON
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $7.85        71,773        $563        $7.84       48,445        $380        $7.83       67,646         $530
-----------------------------------------------------------------------------------------------------------------------------
 5/1/00       10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------


SP JENNISON INTERNATIONAL GROWTH
-----------------------------------------------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT       7% SOLUTION ENHANCED DEATH BENEFIT
-----------------------------------------------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF                            TOTAL # OF
                        ACCUMULATION                           ACCUMULATION                          ACCUMULATION
                           UNITS                                  UNITS                                 UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL     AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT     END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR       BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN    OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)     YEAR)        YEAR)     THOUSANDS)
-----------------------------------------------------------------------------------------------------------------------------
 2000         $8.56        14,571        $125        $8.56       64,125        $549        $8.56       15,695         $134
-----------------------------------------------------------------------------------------------------------------------------
 10/2/00      10.00            --          --        10.00           --          --        10.00           --           --
-----------------------------------------------------------------------------------------------------------------------------

GPP-121808
                                      A10

--------------------------------------------------------------------------------
CONTRACT CATEGORY:  YR-2000
--------------------------------------------------------------------------------

LIQUID ASSET
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $15.31     4,704,995     $72,025       $15.03    1,991,718     $29,941
 2/1/00       14.70            --          --        14.45           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $14.67     2,607,133     $38,255       $14.50    2,058,957     $29,846
 2/1/00       14.13            --          --        13.97           --          --
--------------------------------------------------------------------------------------


LIMITED MATURITY BOND
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $17.60       748,540     $13,176       $17.29      293,399      $5,071
 2/1/00       16.56            --          --        16.28           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $16.87       504,056      $8,504       $16.67      262,971      $4,383
 2/1/00       15.92            --          --        15.74           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A11

                                                      CONTRACT CATEGORY: YR-2000

CORE BOND (FORMERLY GLOBAL FIXED INCOME)
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.70       348,819      $4,080       $11.59      138,912      $1,610
 2/1/00       11.44            --          --        11.35           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.44       178,399      $2,041       $11.37       94,253      $1,072
 2/1/00       11.23            --          --        11.17           --          --
--------------------------------------------------------------------------------------


FULLY MANAGED
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $25.84       464,121     $11,995       $25.38      171,691      $4,357
 2/1/00       20.89            --          --        20.54           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $24.77       390,375      $9,670       $24.47      169,448      $4,147
 2/1/00       20.08            --          --        19.86           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A12

                                                      CONTRACT CATEGORY: YR-2000

TOTAL RETURN
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $20.68     1,175,922     $24,313       $20.48      559,903     $11,467
 2/1/00       17.46            --          --        17.32           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $20.22       818,001     $16,543       $20.10      483,771      $9,722
 2/1/00       17.13            --          --        17.04           --          --
--------------------------------------------------------------------------------------


ASSET ALLOCATION GROWTH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.38       105,857        $993        $9.37       97,416        $913
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.37        65,678        $615        $9.37       70,044        $656
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A13

                                                      CONTRACT CATEGORY: YR-2000

EQUITY INCOME
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $23.74       431,375     $10,240       $23.31      214,237      $4,994
 2/1/00       20.18            --          --        19.85           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $22.75       301,139      $6,852       $22.48      226,285      $5,087
 2/1/00       19.41            --          --        19.19           --          --
--------------------------------------------------------------------------------------


ALL CAP
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.59     1,060,134     $12,286       $11.57      785,957      $9,097
 2/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.55       710,474      $8,207       $11.54      934,892     $10,790
 2/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A14

                                                      CONTRACT CATEGORY: YR-2000

GROWTH AND INCOME
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.94       153,085      $1,522        $9.94      117,731      $1,170
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.93       145,711      $1,447        $9.93      106,689      $1,060
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------


REAL ESTATE
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $26.44       201,444      $5,327       $25.97       84,007      $2,182
 2/1/00       20.64            --          --        20.30           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $25.34        73,304      $1,858       $25.04      187,941      $4,706
 2/1/00       19.85            --          --        19.63           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A15

                                                      CONTRACT CATEGORY: YR-2000

VALUE EQUITY
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $19.38       441,746      $8,560       $19.20      137,699      $2,644
 2/1/00       17.48            --          --        17.35           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $18.97       292,124      $5,542       $18.85      159,386      $3,005
 2/1/00       17.17            --          --        17.08           --          --
--------------------------------------------------------------------------------------


INVESTORS
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.26       284,722      $3,205       $11.24      195,360      $2,196
 2/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.22       142,915      $1,604       $11.21      171,837      $1,926
 2/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A16

                                                      CONTRACT CATEGORY: YR-2000

RISING DIVIDENDS
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $24.81       933,098     $23,151       $24.54      415,503     $10,196
 2/1/00       25.53            --          --        25.28           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $24.18       777,010     $18,789       $24.00      675,624     $16,218
 2/1/00       24.96            --          --        24.80           --          --
--------------------------------------------------------------------------------------


MANAGED GLOBAL
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $20.08       750,758     $15,077       $19.83      604,037     $11,980
 2/1/00       22.29            --          --        22.04           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $19.51       563,242     $10,987       $19.34      463,007      $8,956
 2/1/00       21.72            --          --        21.56           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A17

                                                      CONTRACT CATEGORY: YR-2000

LARGE CAP
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $10.54     1,336,030     $14,082       $10.53      898,930      $9,462
 2/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $10.51     1,352,664     $14,211       $10.50      957,630     $10,052
 2/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------


HARD ASSETS
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $16.20        52,260        $847       $15.91       16,790        $268
 2/1/00       16.12            --          --        15.85           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $15.53        38,970        $605       $15.34      226,423      $3,473
 2/1/00       15.50            --          --        15.33           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A18

                                                      CONTRACT CATEGORY: YR-2000

DIVERSIFIED MID-CAP
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.88       117,957      $1,165        $9.87       80,930        $799
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.87        54,269        $536        $9.87       85,833        $847
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------


RESEARCH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $26.30     1,330,981     $35,004       $26.05      947,268     $24,677
 2/1/00       26.94            --          --        26.72           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $25.72       982,118     $25,263       $25.56      762,778     $19,497
 2/1/00       26.43            --          --        26.29           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A19

                                                      CONTRACT CATEGORY: YR-2000

CAPITAL GROWTH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $17.17     1,094,587     $18,792       $17.04      713,992     $12,170
 2/1/00       20.13            --          --        20.01           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $16.88     1,152,543     $19,456       $16.80      855,505     $14,372
 2/1/00       19.86            --          --        19.78           --          --
--------------------------------------------------------------------------------------


CAPITAL APPRECIATION
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $25.03     1,040,006     $26,029       $24.70      817,633     $20,196
 2/1/00       29.44            --          --        29.09           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $24.27       954,271     $23,160       $24.06      939,691     $22,606
 2/1/00       28.64            --          --        28.41           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A20

                                                      CONTRACT CATEGORY: YR-2000

SMALL CAP
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $18.35     1,408,858     $25,855       $18.21    1,032,944     $18,813
 2/1/00       23.69            --          --        23.54           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $18.03     1,132,599     $20,420       $17.94      796,744     $14,292
 2/1/00       23.35            --          --        23.25           --          --
--------------------------------------------------------------------------------------


MID-CAP GROWTH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $42.16     1,753,276     $73,918       $41.76    1,253,943     $52,367
 2/1/00       38.56            --          --        38.25           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $41.24     1,203,370     $49,624       $40.98    1,037,170     $42,500
 2/1/00       37.84            --          --        37.63           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A21

                                                      CONTRACT CATEGORY: YR-2000

STRATEGIC EQUITY
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $18.85     1,625,333     $30,640       $18.70    1,123,877     $21,018
 2/1/00       21.70            --          --        21.56           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $18.50     1,178,007     $21,797       $18.40    1,048,080     $19,290
 2/1/00       21.37            --          --        21.27           --          --
--------------------------------------------------------------------------------------


SPECIAL SITUATIONS
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $8.89        74,682        $664        $8.88       66,355        $590
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $8.88        62,018        $551        $8.88       76,925        $683
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A22

                                                      CONTRACT CATEGORY: YR-2000

GROWTH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $21.96     4,258,723     $93,528       $21.80    2,928,424     $63,849
 2/1/00       29.12            --          --        28.95           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $21.59     3,643,517     $78,679       $21.49    2,613,215     $56,158
 2/1/00       28.72            --          --        28.61           --          --
--------------------------------------------------------------------------------------


DEVELOPING WORLD
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $7.57       697,071      $5,276        $7.54      601,379      $4,532
 2/1/00       11.66            --          --        11.63           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $7.49       543,779      $4,074        $7.47      255,267      $1,907
 2/1/00       11.58            --          --        11.56           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A23

                                                      CONTRACT CATEGORY: YR-2000

GALAXY HIGH QUALITY BOND
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.04         2,299         $25       $11.02           --          --
 2/1/00        9.95            --          --         9.95           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $10.99            --          --       $10.98           --          --
 2/1/00        9.94            --          --         9.93           --          --
--------------------------------------------------------------------------------------


GALAXY ASSET ALLOCATION
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $10.78        70,287        $758       $10.76        6,792         $73
 2/1/00       10.52            --          --        10.51           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $10.73        18,516        $199       $10.71           --          --
 2/1/00       10.51            --          --        10.50           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A24

                                                      CONTRACT CATEGORY: YR-2000

GALAXY GROWTH AND INCOME
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $10.98         4,780         $52       $10.96           --          --
 2/1/00       10.27            --          --        10.26           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $10.93         7,086         $77       $10.92           --          --
 2/1/00       10.25            --          --        10.25           --          --
--------------------------------------------------------------------------------------


GALAXY SMALL COMPANY GROWTH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $13.34         1,108         $15       $13.32          466          $6
 2/1/00       15.07            --          --        15.06           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $13.28           627          $8       $13.27          100          $1
 2/1/00       15.05            --          --        15.05           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A25

                                                      CONTRACT CATEGORY: YR-2000

GALAXY EQUITY
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.41        46,533        $531       $11.38        3,426         $39
 2/1/00       11.52            --          --        11.52           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.36        14,623        $166       $11.34           --          --
 2/1/00       11.51            --          --        11.50           --          --
--------------------------------------------------------------------------------------


PIMCO HIGH YIELD
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $10.00       791,752      $7,915        $9.96      488,604      $4,864
 2/1/00       10.16            --          --        10.13           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $9.90       614,107      $6,081        $9.88      376,280      $3,716
 2/1/00       10.09            --          --        10.07           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A26

                                                      CONTRACT CATEGORY: YR-2000

PIMCO STOCKSPLUS GROWTH AND INCOME
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.70     1,024,674     $11,993       $11.66      607,993      $7,087
 2/1/00       12.52            --          --        12.49           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.59     1,152,615     $13,363       $11.56      773,157      $8,939
 2/1/00       12.45            --          --        12.42           --          --
--------------------------------------------------------------------------------------


INTERNATIONAL EQUITY
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.43     1,257,278     $14,366       $11.34      804,897      $9,131
 2/1/00       15.02            --          --        14.93           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000        $11.23     1,033,869     $11,615       $11.18      685,944      $7,669
 2/1/00       14.81            --          --        14.76           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A27

                                                      CONTRACT CATEGORY: YR-2000

ING VP WORLDWIDE GROWTH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $8.75       152,183      $1,332        $8.74       68,913        $602
 5/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $8.73        81,541        $712        $8.72       66,057        $576
 5/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------


JENNISON
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $7.84       203,449      $1,596        $7.84       74,994        $588
 5/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $7.82        85,906        $672        $7.82      134,056      $1,048
 5/1/00       10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A28

                                                      CONTRACT CATEGORY: YR-2000

SP JENNISON INTERNATIONAL GROWTH
--------------------------------------------------------------------------------------
                  STANDARD DEATH BENEFIT              ANNUAL RATCHET DEATH BENEFIT
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $8.56        37,645        $322        $8.56       53,910        $461
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------
            7% SOLUTION ENHANCED DEATH BENEFIT                    MAX 7
--------------------------------------------------------------------------------------
                         TOTAL # OF                             TOTAL # OF
                        ACCUMULATION                           ACCUMULATION
                           UNITS                                  UNITS
           AUV AT YEAR    AT YEAR      TOTAL      AUV AT YEAR    AT YEAR      TOTAL
           END (AND AT   END (AND AT  AUV AT      END (AND AT   END (AND AT  AUV AT
            BEGINNING   BEGINNING OF   YEAR        BEGINNING   BEGINNING OF   YEAR
           OF FOLLOWING  FOLLOWING    END (IN     OF FOLLOWING  FOLLOWING    END (IN
              YEAR)        YEAR)     THOUSANDS)      YEAR)        YEAR)     THOUSANDS)
--------------------------------------------------------------------------------------
 2000         $8.55        12,698        $108        $8.55       26,429        $226
 10/2/00      10.00            --          --        10.00           --          --
--------------------------------------------------------------------------------------

GPP-121808
                                      A29

                                      SEPARATE ACCOUNT ANNUAL CHARGES OF 1.40%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.99             16,786           185
All Cap                                                    11.59             11.65          4,280,223        49,865
Asset Allocation Growth                                     9.38              8.64            584,327         5,050
Capital Appreciation                                       25.17             21.60          3,606,211        77,880
Capital Growth                                             17.21             14.64          6,450,279        94,417
Core Bond                                                  11.74             11.86          1,667,406        19,775
Developing World                                            7.58              7.08          2,270,963        16,079
Diversified MidCap                                          9.88              9.09            685,330         6,232
Equity Income                                              23.91             23.90          3,366,040        80,438
Fully Managed                                              26.04             28.22          4,592,779       129,589
Growth                                                     22.02             15.14         16,739,731       253,503
Janus Growth and Income                                     9.94              8.87          1,073,857         9,528
ING VP Growth Opportunities                                10.00              7.79             82,839           645
Hard Assets                                                16.32             14.14            295,871         4,184
PIMCO High Yield Bond                                      10.01             10.10          5,836,178        58,952
International Equity                                       11.37              8.66          5,073,421        43,953
Internet TollkeeperSM                                      10.00              7.62             47,817           364
INVESCO VIF Financial Services Fund                         8.69              9.37             28,966           271
INVESCO VIF Health Sciences Fund                           10.21             10.27             20,414           210
INVESCO VIF Utilities Fund                                  8.31              8.11              5,342            43
Investors                                                  11.26             10.63            952,473        10,123
SP Jennison International Growth                            8.56              5.41            294,591         1,594
Large Cap Value                                            10.55             10.02          3,900,664        39,084
Limited Maturity Bond                                      17.76             19.06          4,326,402        82,468
Liquid Asset                                               15.47             15.84         14,053,317       222,641
ING VP MagnaCap                                            10.00              9.35             38,846           363
Managed Global                                             20.19             17.54          1,757,558        30,823
MidCap Growth                                              42.23             31.80          6,637,256       211,080
ING VP Worldwide Growth                                     8.75              7.02            306,137         2,150
Pioneer Fund VCT                                            8.96              9.39             27,047           254
Pioneer MidCap Value VCT                                   10.00             10.72            170,277         1,825
ProFund VP Bull                                            10.00              8.90            805,047         7,161
ProFund VP Europe 30                                       10.00              8.27              8,429            70
ProFund VP SmallCap                                        10.00              9.43          1,134,989        10,703
Prudential Jennison                                         7.85              6.30          1,264,693         7,963
Real Estate                                                26.64             28.40            887,731        25,212
Research                                                   26.39             20.44          7,349,634       150,215
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.94             21.65          7,290,570       157,810
Capital Guardian Small Cap                                 18.40             17.87          7,129,681       127,417
ING VP SmallCap Opportunities                              10.00              8.33            180,638         1,505
Special Situations                                          8.89              8.32            368,091         3,064
PIMCO StocksPLUS Growth and Income                         11.72             10.23          5,825,877        59,614
Strategic Equity                                           18.92             14.71          3,787,157        55,697
Total Return                                               20.75             20.56          9,277,909       190,715
Value Equity                                               19.46             18.34          2,404,426        44,090

                                      SEPARATE ACCOUNT ANNUAL CHARGES OF 1.45%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.99             23,503           258
All Cap                                                    11.59             11.64          3,977,598        46,299
Asset Allocation Growth                                     9.38              8.64          1,123,696         9,705
Capital Appreciation                                       25.03             21.46          1,862,499        39,973
Capital Growth                                             17.17             14.59          1,780,512        25,984
Core Bond                                                   11.7             11.81          1,400,288        16,542
Developing World                                            7.57              7.07          1,495,432        10,567
Diversified MidCap                                          9.88              9.09            959,092         8,716
Equity Income                                              23.74             23.71          1,599,946        37,934
Fully Managed                                              25.84             27.99          2,279,908        63,825
Growth                                                     21.96             15.10          6,476,226        97,779
Janus Growth and Income                                     9.94              8.87          1,698,200        15,058
ING VP Growth Opportunities                                10.00              7.79             83,426           650
Hard Assets                                                16.20             14.03            144,214         2,023
PIMCO High Yield Bond                                      10.00             10.08          2,641,283        26,630
International Equity                                       11.43              8.70          1,053,050         9,160
Internet TollkeeperSM                                      10.00              7.61             89,535           682
INVESCO VIF Financial Services Fund                         8.69              9.36             37,443           351
INVESCO VIF Health Sciences Fund                           10.21             10.27             38,465           395
INVESCO VIFUtilities Fund                                   8.31              8.11              8,160            66
Investors                                                  11.26             10.62          1,224,296        13,000
SP Jennison International Growth                            8.56              5.41            385,100         2,082
Large Cap Value                                            10.54             10.01          4,561,875        45,665
Limited Maturity Bond                                       17.6             18.88          2,416,706        45,627
Liquid Asset                                               15.31             15.67         12,017,917       188,296
ING VP MagnaCap                                            10.00              9.35             91,138           852
Managed Global                                             20.08             17.43          1,775,926        30,960
MidCap Growth                                              42.16             31.73          3,144,090        99,763
ING VP Worldwide Growth                                     8.75              7.02            479,640         3,366
Pioneer Fund VCT                                           10.00              9.38              5,663            53
Pioneer MidCap Value VCT                                   10.00             10.71             98,183         1,052
ProFund VP Bull                                            10.00              8.89            267,236         2,376
ProFund VP Europe 30                                       10.00              8.26            568,995         4,702
ProFund VP SmallCap                                        10.00              9.43            403,215         3,801
Prudential Jennison                                         7.84              6.29          1,272,891         8,008
Real Estate                                                26.44             28.18            414,152        11,671
Research                                                    26.3             20.35          2,427,133        49,404
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.81             21.53          1,737,220        37,398
Capital Guardian Small Cap                                 18.35             17.82          2,714,045        48,357
ING VP SmallCap Opportunities                              10.00              8.33            267,587         2,229
Special Situations                                          8.89              8.32            538,056         4,476
PIMCO StocksPLUS Growth and Income                          11.7             10.21          2,222,192        22,697
Strategic Equity                                           18.85             14.64          2,160,543        31,636
Total Return                                               20.68             20.47          3,612,214        73,960
Value Equity                                               19.38             18.25            833,753        15,215
Asset Allocation Fund                                      10.78              9.83             71,708           705
Equity Fund                                                11.41              9.20             47,169           434
VIP Janus Growth and Income                                10.98             10.39              7,205            75
High Quality Bond Fund                                     11.04             11.69              2,443            29
Small Company Growth Fund                                  13.34             13.12              1,321            17

                                      SEPARATE ACCOUNT ANNUAL CHARGES OF 1.55%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.99             77,645           853
All Cap                                                    11.58             11.62          2,043,716        23,748
Asset Allocation Growth                                     9.37              8.63            150,928         1,302
Capital Appreciation                                       24.85             21.28          3,688,602        78,507
Capital Growth                                             17.09             14.51          5,716,523        82,940
Core Bond                                                  11.62             11.73            813,385         9,539
Developing World                                            7.55              7.04          1,610,889        11,339
Diversified MidCap                                          9.87              9.08            261,790         2,376
Equity Income                                              23.49             23.43          2,377,260        55,709
Fully Managed                                              25.57             27.67          3,679,280       101,805
Growth                                                     21.86             15.01         11,192,041       167,994
Janus Growth and Income                                     9.94              8.86            470,484         4,166
ING VP Growth Opportunities                                10.57              7.78             19,161           149
Hard Assets                                                16.03             13.87            458,821         6,364
PIMCO High Yield Bond                                       9.97             10.04          3,198,237        32,126
International Equity                                       11.37              8.65          2,043,470        17,672
Internet TollkeeperSM                                      10.00              7.61             36,478           278
INVESCO VIF Financial Services Fund                         8.69              9.36             23,862           223
INVESCO VIF Health Sciences Fund                           10.20             10.26            110,902         1,138
INVESCO VIF Utilities Fund                                  8.30              8.10             18,794           152
Investors                                                  11.25             10.60            533,884         5,658
SP Jennison International Growth                            8.56              5.40            101,972           551
Large Cap Value                                            10.53              9.99          1,783,085        17,814
Limited Maturity Bond                                      17.45             18.69          2,547,140        47,612
Liquid Asset                                               15.19             15.54          7,210,821       112,027
ING VP MagnaCap                                            10.00              9.34              7,517            70
Managed Global                                             19.94             17.30          3,208,565        55,496
MidCap Growth                                              41.89             31.50          4,965,396       156,399
ING VP Worldwide Growth                                     8.75              7.01            112,980           792
Pioneer Fund VCT                                            8.95              9.38             14,633           137
Pioneer MidCap Value VCT                                   10.00             10.71             27,109           290
ProFund VP Bull                                            10.00              8.89            256,466         2,279
ProFund VP Europe 30                                       10.00              8.26              5,726            47
ProFund VP SmallCap                                        10.00              9.42             67,787           639
Prudential Jennison                                         7.84              6.28            417,345         2,621
Real Estate                                                26.16             27.85            715,122        19,916
Research                                                   26.13             20.21          6,799,019       137,380
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.67             21.38          8,520,621       182,162
Capital Guardian Small Cap                                 18.26             17.71          4,908,965        86,931
ING VP SmallCap Opportunities                              10.00              8.32             61,323           510
Special Situations                                          8.89              8.31            158,129         1,314
PIMCO StocksPLUS Growth and Income                         11.67             10.18          4,054,658        41,259
Strategic Equity                                           18.78             14.57          2,640,191        38,466
Total Return                                               20.55             20.33          6,331,856       128,696
Value Equity                                               19.29             18.15          2,428,124        44,061

                                      SEPARATE ACCOUNT ANNUAL CHARGES OF 1.60%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.99              1,822            20
All Cap                                                    11.57             11.60          1,200,300        13,923
Asset Allocation Growth                                     9.37              8.62            221,600         1,910
Capital Appreciation                                       24.70             21.15            938,385        19,846
Capital Growth                                             17.04             14.47            826,425        11,955
Core Bond                                                  11.59             11.68            227,468         2,658
Developing World                                            7.54              7.02            673,090         4,728
Diversified MidCap                                          9.87              9.07            264,852         2,402
Equity Income                                              23.31             23.25            398,073         9,254
Fully Managed                                              25.38             27.45            495,196        13,593
Growth                                                      21.8             14.97          3,005,289        44,978
Janus Growth and Income                                     9.94              8.85            295,863         2,618
ING VP Growth Opportunities                                10.00              7.78             17,748           138
Hard Assets                                                15.91             13.76             22,851           314
PIMCO High Yield Bond                                       9.96             10.03            673,993         6,758
International Equity                                       11.34              8.62          1,265,057        10,909
Internet TollkeeperSM                                      10.00              7.61             12,070            92
INVESCO VIF Financial Services Fund                         8.69              9.36              8,703            81
INVESCO VIF Health Sciences Fund                           10.20             10.26              3,132            32
INVESCO VIF Utilities Fund                                  8.30              8.10                960             8
Investors                                                  11.24             10.59            353,861         3,746
SP Jennison International Growth                            8.56              5.40             42,845           231
Large Cap Value                                            10.53              9.98          1,370,680        13,681
Limited Maturity Bond                                      17.29             18.51            497,060         9,201
Liquid Asset                                               15.03             15.36          2,858,557        43,915
ING VP MagnaCap                                            10.00              9.34              4,693            44
Managed Global                                             19.83             17.19            726,953        12,497
MidCap Growth                                              41.76             31.38          1,323,824        41,545
ING VP Worldwide Growth                                     8.74              7.00            135,471           948
Pioneer Fund VCT                                            8.95              9.38              4,756            45
Pioneer MidCap Value VCT                                   10.00             10.71              4,960            53
Pioneer Small Company VCT                                                     9.58                536             5
ProFund VP Bull                                            10.00              8.88            117,895         1,047
ProFund VP Europe 30                                       10.00              8.26              4,340            36
ProFund VP SmallCap                                        10.00              9.42             43,781           412
Prudential Jennison                                         7.84              6.27            244,934         1,537
Real Estate                                                25.97             27.63            107,794         2,978
Research                                                   26.05             20.13          1,029,430        20,724
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.54             21.26            529,164        11,249
Capital Guardian Small Cap                                 18.21             17.66          1,205,577        21,285
ING VP SmallCap Opportunities                              10.00              8.32             59,195           493
Special Situations                                          8.88              8.30            132,268         1,098
PIMCO StocksPLUS Growth and Income                         11.66             10.16            614,802         6,244
Strategic Equity                                            18.7             14.50          1,052,847        15,271
Total Return                                               20.48             20.25            856,471        17,344
Value Equity                                                19.2             18.06            252,946         4,567

                                      SEPARATE ACCOUNT ANNUAL CHARGES OF 1.70%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.99             51,753           569
All Cap                                                    11.56             11.58          3,995,359        46,266
Asset Allocation Growth                                     9.37              8.61            531,855         4,579
Capital Appreciation                                       24.48             20.94          4,160,509        87,130
Capital Growth                                             16.96             14.38          7,379,706       106,137
Core Bond                                                  11.51             11.60          1,575,824        18,277
Developing World                                            7.51              7.00          1,380,293         9,658
Diversified MidCap                                          9.87              9.06            722,318         6,543
Equity Income                                              23.03             22.94          3,203,913        73,510
Fully Managed                                              25.07             27.09          4,693,130       127,141
Growth                                                      21.7             14.88         15,394,399       229,057
Janus Growth and Income                                     9.94              8.84          1,431,166        12,649
ING VP Growth Opportunities                                10.00              7.78             51,380           399
Hard Assets                                                15.72             13.58            474,627         6,445
PIMCO High Yield Bond                                       9.93              9.99          5,191,930        51,861
International Equity                                       11.29              8.57          4,631,066        39,701
Internet TollkeeperSM                                      10.00              7.60             87,897           668
INVESCO VIF Financial Services Fund                         8.68              9.35             45,911           429
INVESCO VIF Health Sciences Fund                           10.20             10.26            367,187         3,766
INVESCO VIF Utilities Fund                                  8.30              8.10              6,689            54
Investors                                                  11.23             10.57          1,410,056        14,900
SP Jennison International Growth                            8.56              5.39            214,255         1,155
Large Cap Value                                            10.52              9.96          3,260,906        32,484
Limited Maturity Bond                                      17.11             18.30          3,653,890        66,871
Liquid Asset                                                14.9             15.21         10,759,451       163,654
ING VP MagnaCap                                            10.00              9.33             76,115           711
Managed Global                                             19.67             17.03            922,271        15,707
MidCap Growth                                               41.5             31.15          5,852,719       182,327
ING VP Worldwide Growth                                     8.74              6.99            247,751         1,731
Pioneer Fund VCT                                            8.95              9.37             27,155           254
Pioneer MidCap Value VCT                                   10.00             10.71             55,679           596
ProFund VP Bull                                            10.00              8.88            353,534         3,138
ProFund VP Europe 30                                       10.00              8.25             13,357           110
ProFund VP SmallCap                                        10.00              9.41            128,298         1,207
Prudential Jennison                                         7.83              6.26          1,001,520         6,274
Real Estate                                                25.65             27.27            801,893        21,868
Research                                                   25.89             19.98          7,706,338       154,007
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.36             21.08          8,865,679       186,904
Capital Guardian Small Cap                                 18.12             17.55          4,881,594        85,664
ING VP SmallCap Opportunities                              10.00              8.31            188,337         1,566
Special Situations                                          8.88              8.29            389,304         3,228
PIMCO StocksPLUS Growth and Income                         11.62             10.12          6,171,296        62,447
Strategic Equity                                            18.6             14.41          3,613,808        52,083
Total Return                                               20.35             20.10          9,559,265       192,166
Value Equity                                               19.08             17.92          2,414,646        43,276

                                      SEPARATE ACCOUNT ANNUAL CHARGES OF 1.75%:


FOR 2001:

                                                                                                         TOTAL AUV
                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.99              4,183            46
All Cap                                                    11.56             11.57            902,603        10,443
Asset Allocation Growth                                     9.37              8.60            318,190         2,738
Capital Appreciation                                       24.38             20.84            446,323         9,301
Capital Growth                                             16.92             14.34            395,575         5,673
Core Bond                                                  11.48             11.56            328,907         3,801
Developing World                                             7.5              6.98            138,409           967
Diversified MidCap                                          9.87              9.05            335,910         3,041
Equity Income                                              22.89             22.79            387,753         8,838
Fully Managed                                              24.92             26.91            531,690        14,310
Growth                                                     21.65             14.84          1,104,093        16,380
Janus Growth and Income                                     9.94              8.83            638,395         5,639
ING VP Growth Opportunities                                10.00              7.77             27,449           213
Hard Assets                                                15.62             13.49             30,794           415
PIMCO High Yield Bond                                       9.92              9.97            489,627         4,882
International Equity                                       11.26              8.55            100,590           860
Internet TollkeeperSM                                      10.00              7.60             69,117           525
INVESCO VIF Financial Services Fund                         8.68              9.35              3,522            33
INVESCO VIF Health Sciences Fund                           10.20             10.26             16,015           164
INVESCO VIF Utilities Fund                                  8.30              8.09              3,860            31
Investors                                                  11.23             10.56            384,799         4,062
SP Jennison International Growth                            8.56              5.39            146,026           786
Large Cap Value                                            10.51              9.95          1,513,414        15,061
Limited Maturity Bond                                      16.97             18.15            342,316         6,213
Liquid Asset                                               14.76             15.06          1,500,979        22,609
ING VP MagnaCap                                            10.00              9.33             24,770           231
Managed Global                                             19.59             16.95            361,440         6,127
MidCap Growth                                              41.37             31.04            577,691        17,931
ING VP Worldwide Growth                                     8.73              6.98            169,312         1,182
Pioneer Fund VCT                                           10.00              9.37              2,197            21
Pioneer MidCap Value VCT                                   10.00             10.71              5,379            58
ProFund VP Bull                                            10.00              8.87             27,581           245
ProFund VP Europe 30                                       10.00              8.25             38,959           321
ProFund VP SmallCap                                        10.00              9.41             19,151           180
Prudential Jennison                                         7.83              6.26            273,111         1,709
Real Estate                                                 25.5             27.09            101,334         2,745
Research                                                   25.81             19.91            588,415        11,716
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.27             20.99            485,828        10,199
Capital Guardian Small Cap                                 18.07             17.49            525,394         9,192
ING VP SmallCap Opportunities                              10.00              8.31             79,269           659
Special Situations                                          8.88              8.29            197,278         1,635
PIMCO StocksPLUS Growth and Income                         11.61             10.10            441,295         4,457
Strategic Equity                                           18.55             14.37            327,852         4,710
Total Return                                               20.29             20.03            934,683        18,721
Value Equity                                               19.03             17.87            174,298         3,114

                                      SEPARATE ACCOUNT ANNUAL CHARGES OF 1.80%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.98              7,111            78
All Cap                                                    11.55             11.56          2,722,089        31,467
Asset Allocation Growth                                     9.37              8.60            836,215         7,190
Capital Appreciation                                       24.27             20.74          1,587,677        32,925
Capital Growth                                             16.88             14.30          1,586,391        22,683
Core Bond                                                  11.44             11.51            957,821        11,028
Developing World                                            7.49              6.97            640,404         4,464
Diversified MidCap                                          9.87              9.05            815,848         7,381
Equity Income                                              22.75             22.64          1,103,378        24,986
Fully Managed                                              24.77             26.74          1,927,532        51,537
Growth                                                     21.59             14.79          5,132,970        75,930
Janus Growth and Income                                     9.93              8.83          1,282,148        11,318
ING VP Growth Opportunities                                10.00              7.77             74,652           580
Hard Assets                                                15.53             13.40             94,215         1,262
PIMCO High Yield Bond                                        9.9              9.95          1,847,565        18,386
International Equity                                       11.23              8.52            953,619         8,128
Internet TollkeeperSM                                      10.00              7.60             46,906           356
INVESCO VIF Financial Services Fund                         8.68              9.35             18,560           173
INVESCO VIF Health Sciences Fund                           10.20             10.25             25,836           265
INVESCO VIF Utilities Fund                                  8.30              8.09             16,134           131
Investors                                                  11.22             10.55            820,331         8,651
SP Jennison International Growth                            8.55              5.38            212,147         1,142
Large Cap Value                                            10.51              9.94          3,603,942        35,831
Limited Maturity Bond                                      16.87             18.03          1,730,152        31,198
Liquid Asset                                               14.67             14.96          9,752,616       145,943
ING VP MagnaCap                                            10.00              9.33            102,247           954
Managed Global                                             19.51             16.87          1,137,846        19,199
MidCap Growth                                              41.24             30.92          2,066,676        63,911
ING VP Worldwide Growth                                     8.73              6.98            468,772         3,270
Pioneer Fund VCT                                            8.95              9.37             22,142           207
Pioneer MidCap Value VCT                                   10.00             10.71             23,811           255
ProFund VP Bull                                            10.00              8.87            244,571         2,170
ProFund VP Europe 30                                       10.00              8.24             39,269           324
ProFund VP SmallCap                                        10.00              9.40            132,360         1,245
Prudential Jennison                                         7.82              6.25          1,102,268         6,893
Real Estate                                                25.34             26.91            310,014         8,343
Research                                                   25.72             19.84          1,666,295        33,056
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              24.18             20.91          1,489,476        31,139
Capital Guardian Small Cap                                 18.03             17.44          1,876,959        32,738
ING VP SmallCap Opportunities                              10.00              8.31            222,328         1,847
Special Situations                                          8.88              8.28            319,420         2,645
PIMCO StocksPLUS Growth and Income                         11.59             10.08          1,789,954        18,045
Strategic Equity                                            18.5             14.32          1,447,650        20,732
Total Return                                               20.22             19.96          2,673,135        53,344
Value Equity                                               18.97             17.80            706,804        12,582

                                      SEPARATE ACCOUNT ANNUAL CHARGES OF 1.90%:


FOR 2001:

                                                                                                            TOTAL AUV
                                                           AUV AT                        NUMBER OF UNITS    AT END OF
                                                         BEGINNING         AUV AT        OUTSTANDING AT       PERIOD
                                                         OF PERIOD      END OF PERIOD     END OF PERIOD   (IN THOUSANDS)
------------------------------------------------------------------------------------------------------------------------
AIM V.I. Dent Demographic Trends Fund                      10.00             10.98            119,539         1,313
All Cap                                                    11.54             11.54          4,291,400        49,523
Asset Allocation Growth                                     9.37              8.59          1,087,070         9,335
Capital Appreciation                                       24.06             20.53          1,748,122        35,896
Capital Growth                                              16.8             14.21          1,557,258        22,136
Core Bond                                                  11.37             11.43          1,352,199        15,454
Developing World                                            7.47              6.94            509,513         3,537
Diversified MidCap                                          9.87              9.04          1,385,135        12,515
Equity Income                                              22.48             22.35          1,364,874        30,503
Fully Managed                                              24.47             26.39          1,940,880        51,215
Growth                                                     21.49             14.71          4,093,893        60,206
Janus Growth and Income                                     9.93              8.82          2,016,515        17,778
ING VP Growth Opportunities                                10.00              7.76            182,159         1,414
Hard Assets                                                15.34             13.22            315,573         4,172
PIMCO High Yield Bond                                       9.88              9.91          1,858,684        18,428
International Equity                                       11.18              8.47          1,403,293        11,890
Internet TollkeeperSM                                      10.00              7.59            162,626         1,235
INVESCO VIF Financial Services Fund                        10.00              9.34             18,432           172
INVESCO VIF Health Sciences Fund                           10.00             10.25            289,358         2,965
INVESCO VIF Utilities Fund                                 10.00              8.09             23,627           191
Investors                                                  11.21             10.53          1,766,107        18,589
SP Jennison International Growth                            8.55              5.37            320,127         1,721
Large Cap Value                                            10.50              9.92          4,320,852        42,875
Limited Maturity Bond                                      16.67             17.80          1,441,971        25,661
Liquid Asset                                                14.5             14.77          6,235,817        92,095
ING VP MagnaCap                                            10.00              9.32            117,705         1,097
Managed Global                                             19.34             16.72          1,118,604        18,698
MidCap Growth                                              40.98             30.70          2,275,454        69,851
ING VP Worldwide Growth                                     8.72              6.96            477,958         3,329
Pioneer Fund VCT                                           10.00              9.36             47,468           444
Pioneer MidCap Value VCT                                   10.00             10.71             72,421           775
ProFund VP Bull                                            10.00              8.87            103,369           916
ProFund VP Europe 30                                       10.00              8.24             19,682           162
ProFund VP SmallCap                                        10.00              9.40             47,995           451
Prudential Jennison                                         7.82              6.24          1,029,815         6,429
Real Estate                                                25.04             26.56            474,134        12,593
Research                                                   25.56             19.69          1,829,741        36,032
Van Kampen Growth and Income (formerly Rising
   Dividends)                                              10.00             20.73          1,546,448        32,060
Capital Guardian Small Cap                                 10.00             17.34          1,918,122        33,252
ING VP SmallCap Opportunities                              10.00              8.30            253,382         2,104
Special Situations                                          8.88              8.27            420,371         3,477
PIMCO StocksPLUS Growth and Income                         11.56             10.04          1,325,932        13,317
Strategic Equity                                            18.4             14.23          1,475,163        20,992
Total Return                                               20.10             19.81          2,637,733        52,251
Value Equity                                               18.85             17.68            665,937        11,771

GPP-121808
                                      A34

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------

                  DESCRIPTION OF UNDERLYING INVESTMENT OPTIONS

--------------------------------------------------------------------------------
THE INVESTMENT PORTFOLIOS
--------------------------------------------------------------------------------

During the accumulation phase, you may allocate your premium payments and contract value to any of the investment portfolios available under this Contract. They are listed in this Appendix. YOU BEAR THE ENTIRE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO ANY INVESTMENT PORTFOLIO, AND YOU MAY LOSE YOUR PRINCIPAL.

PLEASE KEEP IN MIND THE INVESTMENT RESULTS OF THE INVESTMENT PORTFOLIOS ARE LIKELY TO DIFFER SIGNIFICANTLY AND THERE IS NO ASSURANCE THAT ANY PORTFOLIO WILL ACHIEVE ITS RESPECTIVE INVESTMENT OBJECTIVE. SHARES OF THE PORTFOLIOS WILL RISE AND FALL IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE PORTFOLIOS. SHARES OF THE PORTFOLIOS ARE NOT BANK DEPOSITS AND ARE NOT GUARANTEED, ENDORSED OR INSURED BY ANY FINANCIAL INSTITUTION, THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. EXCEPT AS NOTED, ALL FUNDS ARE DIVERSIFIED, AS DEFINED UNDER THE INVESTMENT COMPANY ACT OF 1940.

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

THE GCG TRUST

All Cap        INVESTMENT OBJECTIVE
               Capital appreciation through investment in securities which the Portfolio Manager believes have above-average capital appreciation potential

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of U.S. companies of any size. Uses fundamental analysis to select securities of individual companies which offer greatest potential for capital appreciation across industries to reduce risk. Emphasis is on companies whose stock prices appear undervalued; special situations that may increase earnings or market price of the company's shares; growth potential due to technological advances, new products or services; or other significant new developments that may enhance future earnings.

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and may affect the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small and Mid-Cap Company Risk, Undervalued Securities Risk and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL AND MID-CAP COMPANY RISK refers to the risk that such companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers and the gains or losses on a single security or issuer will have a greater impact on the non-

GPP-121808
                                       B1

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Salomon Brothers Asset Management Inc

Capital        INVESTMENT OBJECTIVE
Appreciation   Long-term capital growth

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities believed to be undervalued relative to an issuer's current or projected earnings; relative to current market values of an issuer's assets; or relative to equity markets generally.

               The Portfolio also may invest in preferred stocks and debt instruments that are consistent with its investment objective for their potential growth of capital and not for their ability to generate income, and up to 25% of its assets in foreign securities.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: A I M Capital Management, Inc.

Capital Growth INVESTMENT OBJECTIVE
               Long-term total return.

               PRINCIPAL STRATEGIES
               Invests primarily in common stocks of middle capitalization companies with market capitalizations of up to $5 billion. Focus is on companies believed to offer superior relative earnings growth potential.

               The Portfolio Manager applies a growth-oriented investment philosophy defined by its early recognition of change, commitment to fundamental research, and emphasis on stock selection.

               The Portfolio also may invest in securities of larger companies, and may invest a substantial portion of its assets in securities issued by small, small-cap and mid-cap companies, which may offer greater opportunities for share price increase than larger companies. Equity and debt securities in which the Portfolio normally invests include common and preferred stocks, convertible securities, bonds, and notes.

               The Portfolio also may invest in foreign securities (including in emerging or developing markets); foreign currencies, options; lower-quality, high yielding debt securities (commonly called "junk bonds"); "zero-coupon" bonds; "payment-in-kind" bonds, and engage in short sales of securities it expects to decline in price. At times the Portfolio may invest more than 25% of its assets in securities of issuers in one or more market sectors if the investment return available justifies any additional risk associated with heavily investing in that sector.

GPP-121808
                                       B2

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Foreign Investment Risk, Small and Mid-Cap Company Risk, High-Yield Bond Risk, and Industry Concentration Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. SMALL AND MID-CAP COMPANY RISK refers to the risk that smaller companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Alliance Capital Management, L.P.

Capital        INVESTMENT OBJECTIVE
Guardian       Long-term capital appreciation
Small Cap
               PRINCIPAL STRATEGIES
               Invests at least 80% of its total assets in equity securities of small capitalization ("small-cap") companies that have total market capitalizations equal to those within a universe of S & P
               SmallCap 600 Index stocks. May also invest up to 20% of its assets in companies outside of this range.

               Equity securities in which the Portfolio may invest include common or preferred stocks, or securities convertible into or exchangeable for equity securities, such as warrants and rights. The Portfolio may also hold up to 15% of its assets in money market instruments and repurchase agreements.

               Invests primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market that may still be in the developmental stage; older companies that appear to be entering a new stage of growth because of factors such as management changes or development of new technology, products or markets; or companies that may provide products or services with a high unit volume growth rate.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, and OTC Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may

GPP-121808
                                       B3

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    involve greater risk.

               INVESTMENT MANAGER: Directed Services, Inc

               PORTFOLIO MANAGER: Capital Guardian Trust Company

Core Bond      INVESTMENT OBJECTIVE
               Maximum total return, consistent with preservation of capital and prudent investment management

               PRINCIPAL STRATEGIES
               Under normal circumstances, invests at least 80% of its net assets (plus borrowings for investment purposes) in a diversified portfolio of fixed income instruments of varying maturities. The average portfolio duration of the Portfolio normally varies within a three- to six-year time frame based on the Portfolio Manager's forecast for interest rates.

               Invests primarily in investment-grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P or, if unrated, determined by the Portfolio Manager to be of comparable quality. May invest up to 20% of its assets in securities denominated in foreign currencies, and beyond this limit in U.S. dollar-denominated securities of foreign issuers, including Yankees and Euros. The Portfolio may also use foreign currency options and foreign currency forward contracts to increase exposure to foreign currency fluctuations. Normally hedges at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rates.

               The Portfolio may engage in derivative transactions on securities in which it is permitted to invest, on securities indexes, interest rates and foreign currencies; may lend its portfolio securities to brokers, dealers and other financial institutions to earn income; and may seek without limitation to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as buy backs or dollar rolls). The "total return" sought by the Portfolio consists of income earned on the Portfolio's investments, plus capital appreciation, if any, which generally arises from decreases in interest rates or improving credit fundamentals for a particular sector or security.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Interest Rate Risk, Issuer Risk, Credit Risk, Foreign Investment Risk, Currency Risk, Derivative Risk, Liquidity Risk, Mortgage Risk, and Leveraging Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. ISSUER RISK refers to the risk that the value of a security may decline for a number of reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. CURRENCY RISK refers to the risk that changes in currency exchange rates may affect foreign securities held by the portfolio and may reduce the returns of the portfolio. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price. MORTGAGE RISK refers to the risk that rising interest rates tend to extend the

GPP-121808
                                       B4

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk, which may require a portfolio to reinvest that money at lower prevailing interest rates, thus reducing the portfolio's returns. LEVERAGING RISK refers to the risk that that the use of leverage may cause a portfolio to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Pacific Investment Management Company LLC

Developing     INVESTMENT OBJECTIVE
World          Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in the equity securities of companies in "emerging market countries." Normally invests in at least six emerging market countries with no more than 35% of its assets in any one country. Emerging market countries are those that are identified as such in the Morgan Stanley Capital International Emerging Markets Free Index, or the International Finance Corporation Emerging Market Index, or by the Portfolio Manager because they have a developing economy or because their markets have begun a process of change and are growing in size and/or sophistication.

               Investment process seeks to deliver superior risk-adjusted returns using fundamental analysis to evaluate key investment drivers at both the country and company level to identify unrecognized growth opportunities. Equity securities in which the Portfolio invests are primarily common stocks, but may also include other types of equity and equity derivative securities. May invest 10% in debt securities rated below investment-grade.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Emerging Market Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to, investing in foreign issuers in general. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Baring International Investment Limited

Diversified    INVESTMENT OBJECTIVE
Mid-Cap        Long-term growth of capital.

               PRINCIPAL STRATEGIES
               Normally invests in primarily in common stocks. Normally invests at least 80% of its assets in securities of companies with medium market capitalizations (i.e., equaling or exceeding $250 million and similar to the top range of the Russell Midcap or Standard & Poor's MidCap 400 Indexes at time of investment). May also invest in companies with smaller or larger market capitalizations and in securities of foreign issuers in addition to securities of domestic issuers.

               The Portfolio Manager is not constrained by any particular investment style and at any given time,

GPP-121808
                                       B5

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               may buy "growth" stocks or "value" stocks, or a combination of both types. Relies on fundamental analysis to evaluate the current financial condition, industry position, and economic and market conditions. Factors considered include growth potential, earnings estimates and management. Statistical models are then used to further evaluate growth potential, valuation, liquidity and investment risk. Focus is on securities that offer strong opportunities for long-term growth of capital and are attractively valued. May use various techniques, such as buying and selling futures contracts and exchange traded funds, to increase or decrease exposure to changing security prices or other factors that affect security values.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Value Investing Risk, Small Company Risk, Foreign Investment Risk, and Derivative Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Fidelity Management & Research Company

Equity Growth  INVESTMENT OBJECTIVE
               Long-term capital appreciation.

               PRINCIPAL STRATEGIES
               Invests primarily in growth-oriented equity securities of large capitalization U.S. and, to a limited extent, foreign companies that are listed on U.S. exchanges or traded in U.S. markets. Invests primarily in companies with market capitalizations of $10 billion or more that exhibit strong earnings growth. Emphasizes individual security selection and may focus the Portfolio's holdings within the limits permissible for a diversified fund. Under normal circumstances, invests at least 80% of its net assets in equity securities.

               The Portfolio Manager follows a flexible investment program in looking for companies with above-average capital appreciation potential, focusing on companies with consistent or rising earnings growth records, potential for strong free cash flow and compelling business strategies.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Price Volatility Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a

GPP-121808
                                       B6

--------------------------------------------------------------------------------
INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. PRICE VOLATILITY RISK refers to the risk that the value of the portfolio changes as the prices of its investments go up and down. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

Equity Income  INVESTMENT OBJECTIVE
               Substantial dividend income as well as long-term growth of capital.

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its assets in common stocks, with 65% in the common stocks of well-established companies paying above-average dividends.

               The Portfolio Manager typically employs a "value" approach in selecting investments, seeking companies that appear to be undervalued by various measures and may be temporarily out of favor, but have good prospects for capital appreciation and dividend growth. In selecting investments, the Portfolio Manager generally looks for companies with an established operating history, above-average dividend yield relative to the S&P 500; low price/earnings ratio relative to the S&P 500; a sound balance sheet and other positive financial characteristics; and low stock price relative to a company's underlying value as measured by assets, cash flow or business franchises.

               Invests primarily in U.S. common stocks, but may also invest in other securities, including foreign securities, debt securities, and futures and options in keeping with its objective. May also invest in shares of the T. Rowe Price Reserve Investment Funds, Inc., an internally managed money market fund of T. Rowe Price; and may invest in securities that do not meet its normal criteria when perceives unusual opportunity for gain.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, and Value Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: T. Rowe Price Associates, Inc.

Focus Value    INVESTMENT OBJECTIVE
               Long-term growth of capital

               PRINCIPAL STRATEGIES
               Invests primarily in a diversified portfolio consisting of equity securities believed to be undervalued relative to its assessment of the current or prospective condition of the issuer.

               The Portfolio may invest in securities that are selling at a substantial discount to their intrinsic value, as measured by such factors as price-to-book ratio, price-to-earnings ratio and cash flow; securities that are undervalued relative to prevailing market ratios; in securities of companies or institutions that are experiencing poor operating conditions; or in debt securities of any maturity.

               Although not principal strategies, the Portfolio may invest at time of purchase, up to 10% of its total

GPP-121808
                                       B7

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PORTFOLIO      DESCRIPTION
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               asset value in high yield debt securities that are rated below investment grade, commonly called "junk bonds;" up to 10% of its total assets in the equity and fixed income securities of foreign issuers; and in debt securities issued or guaranteed by foreign government entities, commonly known as "sovereign debt securities."

               Normally invests a portion of its investments in short-term debt securities and cash or cash equivalents (including repurchase agreements) when unable to find attractive equity or long-term debt securities; to reduce exposure to these markets temporarily; or to meet redemptions. Short-term investments may limit the potential for an increase in the value of the Portfolio.

               The Portfolio may also invest up to 15% of its net assets in illiquid securities; borrow amounts up to 20% of its total assets from banks as a temporary measure for extraordinary or emergency purposes; and may write (i.e., sell) covered call options not exceeding 10% of its total assets and enter into closing transactions with respect to these options.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Risks of Securities of Issuers with Financial and Economic Problems, and Debt Securities Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. MORTGAGE RISK refers to the risk that rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. In addition, mortgage-related securities are subject to prepayment risk, which may require a portfolio to reinvest that money at lower prevailing interest rates, thus reducing the portfolio's returns. RISK OF SECURITIES OF ISSUERS WITH FINANCIAL AND ECONOMIC PROBLEMS refers to the risk that investments in securities of issuers in weak financial condition or experiencing poor operating results involves a high degree of risk of substantial and, at times, even total loss. These securities may not be widely traded and are subject to abrupt and rapid market movement and above average volatility. DEBT SECURITIES RISK refers to the risks inherent in investing in debt securities, such as bonds. These risk include credit risk (the risk that the borrower will not make timely payments of principal and interest); and interest rate risk (the risk that the value of the security may fall when interest rates rise).

               The Portfolio also may be subject, to a lesser extent, to the following general risks, which are described in more detail in the prospectus: FOREIGN INVESTMENT RISK; BORROWING AND LEVERAGE RISK; SECURITIES LENDING RISK, WRITING COVERED CALL OPTIONS RISK, JUNK BOND RISK, CALL AND REDEMPTION RISK; SOVEREIGN DEBT RISK; ILLIQUID SECURITIES RISK; RESTRICTED SECURITIES RISK; AND RULE 144A RISK.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Mercury Advisors

Fully Managed  INVESTMENT OBJECTIVE
               Over the long-term, a high total investment return, consistent with the preservation of capital and with prudent investment risk

               PRINCIPAL STRATEGIES
               Pursues an active asset allocation strategy whereby investments are allocated among three asset classes - equity securities, debt securities and money market instruments. Uses a value approach to reduce risk and maximize gains. Invests primarily in common stocks of established companies that are believed to have above-average potential for capital growth. Common stocks typically comprise at least half of the Portfolio's total assets. Remaining assets are generally invested in other securities, including convertibles, warrants, preferred stocks, corporate and government debt, foreign securities, futures, and options on securities, financial indices and foreign currencies as a cash management tool.

               Also may invest in short-term U.S. dollar-denominated obligations of foreign banks if, at the time of purchase, such banks have more than $1 billion in assets. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio may purchase securities that

GPP-121808
                                       B8

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PORTFOLIO      DESCRIPTION
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               do not meet its normal investment criteria when perceives unusual opportunity for gain.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Value Investing Risk, and Allocation Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: T. Rowe Price Associates, Inc.

Fundamental    INVESTMENT OBJECTIVE
Growth         Long-term growth of capital

               PRINCIPAL STRATEGIES
               Invests in a diversified portfolio consisting primarily of common stocks. Generally invests at least 65% of its total assets in the following equity securities: common stock; convertible preferred stock; securities convertible into common stock; and rights to subscribe to common stock.

               Emphasizes common stocks of companies with medium to large stock market capitalization ($500 million or more) that have above-average rates of earnings growth. May invest up to 10% of its total assets in securities issued by foreign companies, including American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or other securities representing interests in securities of foreign companies. The Portfolio's restriction limiting investments in foreign securities to 10% of total assets does not include ADRs. The Portfolio may also lend portfolio securities.

               Normally invests a portion of its assets in short-term debt securities, such as commercial paper, and may also invest without limitation in short-term debt securities (including repurchase agreements), non-convertible preferred stocks and bonds, or government and money market securities when the Portfolio Manager is unable to find enough attractive equity investments and to reduce exposure to equities when it is deemed advisable to do so on a temporary basis, and to meet redemptions. Short-term investments and temporary defensive positions may limit the potential to achieve its goal of long-term growth of capital.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Foreign Investment Risk, Securities Lending Risk and Derivatives Risk

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less

GPP-121808
                                       B9

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INVESTMENT
PORTFOLIO      DESCRIPTION
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                    secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. SECURITIES LENDING RISK refers to the risk that there may be a delay in receiving additional collateral if value of securities loaned decreases, delay in recovering securities loaned or even loss of rights to collateral if the borrower fails financially.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Mercury Advisors

Global         INVESTMENT OBJECTIVE
Franchise      Long-term capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of issuers located throughout the world that it believes have, among other things, resilient business franchises and growth potential. Emphasizes individual stock selection and seeks to identify undervalued securities of issuers located throughout the world, including both developed and emerging market countries. Under normal market conditions, invests in securities of issuers from at least three different countries, which may include the United States.

               Securities are selected on a global basis with a strong bias towards value. The franchise focus of the Portfolio is based on the belief that intangible assets underlying a strong business franchise (such as patents, copyrights, brand names, licenses or distribution methods) are difficult to create or to replicate and that carefully selected franchise companies can yield above-average potential for long-term capital appreciation.

               The Portfolio may concentrate its holdings in a relatively small number of companies and may invest up to 25% of its assets in a single issuer. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Emerging Market Risk, Price Volatility Risk, Derivative Risk, Diversification Risk and Small Company Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. PRICE VOLATILITY RISK refers to the risk that the value of the portfolio changes as the prices of its investments go up and down. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification.

GPP-121808
                                      B10

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

Growth         INVESTMENT OBJECTIVE
               Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities selected for their growth potential. The Portfolio may invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies; without limit in foreign equity and debt securities (including in emerging or developing markets); up to 35% of its net assets in high-yield bonds; and in forward foreign currency contracts, futures and options.

               The Portfolio Manager applies a "bottom up" approach in choosing investments in companies with earnings growth potential. If the Portfolio Manager is unable to find such investments, a significant portion of the Portfolio's assets may be in cash or similar investments.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small Company Risk, Foreign Investment Risk and High Yield Bond Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

Hard Assets    INVESTMENT OBJECTIVE
               Long-term capital appreciation

               PRINCIPAL STRATEGIES
               Invests at least 80% of its assets in the equities of producers of commodities. May invest in equity securities and debt securities of hard asset companies, including structured notes, whose value is linked to the price of a hard asset commodity or a commodity index. Hard asset companies are companies that are directly or indirectly engaged significantly in the exploration, development, production or distribution of commodities.

               Also may invest in securities of foreign issuers (including up to 35% in South Africa); ompanies not engaged in natural resources/hard asset activities; investment-grade corporate debt; U.S. government or foreign obligations; money market instruments; repurchase agreements; special classes of shares available only to foreign persons in those markets that restrict ownership of certain

GPP-121808
                                      B11

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               classes of equity to nationals or residents of that country; derivatives; and equity securities listed on the U.S. or foreign securities exchanges or traded over-the-counter. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Hard Asset Risk, Sector Concentration Risk, Industry Concentration Risk, OTC Investment Risk, Foreign Investment Risk, Emerging Market Risk and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. HARD ASSET RISK refers to the risk that the production and marketing of hard assets (commodities) may be affected by actions and changes in governments. Securities of hard asset companies may be subject to broad price fluctuations, reflecting volatility of energy and basic materials prices and possible instability of supply of various hard assets. SECTOR CONCENTRATION RISK refers to the risk that, to the extent a portfolio's assets are concentrated in a single market sector, volatility in that sector will have a greater impact on the portfolio than it would on a fund that has not concentrated its investment. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Baring International Investment Limited

International  INVESTMENT OBJECTIVE
Enhanced       Total return from long-term capital growth and income
EAFE
               PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 80% of its total assets in a broad portfolio of equity securities of established foreign companies of various sizes, including foreign subsidiaries of U.S. companies, based in countries represented in the Morgan
               Stanley Capital International, Europe, Australia and Far East
               Index (the "EAFE Index"). The EAFE Index is a widely recognized benchmark of the world's stock markets (excluding the United
               States). Equity securities include common stocks, preferred stocks, securities that are convertible into common stocks and warrants to purchase common stocks. These investments may take the form of depositary receipts.

               Investment process emphasizes stock selection as the primary source of returns. Emphasis is on `bottom-up' security selection driven by fundamental research and analysis and extensive direct contact with company management. The Portfolio Manager, completes the process by using disciplined portfolio construction and formal risk control techniques to build a portfolio that reflects

GPP-121808
                                      B12

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               its stock selection ideas, while also seeking to manage risk relative to the EAFE Index.

               The Portfolio Manager will seek to diversify the Portfolio by investing in at least three issuers in several countries other than the United States, but may invest a substantial part of its assets in just one country. The Portfolio may invest in securities denominated in U.S. dollars, major reserve currencies and currencies of other countries in which it can invest.

               Although the Portfolio invests primarily in equities of companies based in countries that are represented in the EAFE Index, it may also invest up to 20% of its assets in other types of securities, including companies or governments in developing countries; investment grade debt securities rated of Baa or higher by Moody's Investors Service, Inc.("Moody's"), BBB or higher by Standard & Poor's Corporation ("S&P") or the equivalent by another national rating organization or unrated securities of comparable quality; debt securities denominated in currencies other than U.S. dollar or issued by a single foreign government or international organization, such as the World Bank; high-quality money market instruments and repurchase agreements.

               To temporarily defend its assets, the Portfolio may invest any amount of its assets in high-quality money market instruments and repurchase agreements. Where capital markets in certain countries are either less developed or not easy to access, the Portfolio may invest in these countries by investing in closed-end investment companies that are authorized to invest in those countries. The Portfolio may invest in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio is not diversified and may invest a greater percentage of its assets in a particular issuer or group of issuers than a diversified fund would. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Emerging Market Risk, Small Company Risk, Unsponsored Depositary Receipts Risk, Convertible and Fixed Income Securities Risk, Closed-End Investment Company Risk, Derivative Risk, Defensive Investing Risk and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE AND FIXED INCOME SECURITIES RISK refers to the risk that the market value of convertible securities and fixed income securities tends to decline as interest rates increase and increase as interest rates decline. Such a drop could be worse if the portfolio invests a larger portion of its assets in debt securities with longer maturities. The value of convertible securities also tends to change whenever the market value of the underlying common or preferred stock fluctuates. Securities that are rated Baa by Moody's or BBB by S&P may have fewer protective provisions than higher rated securities. The issuer may have trouble making principal and interest payments when difficult economic conditions exist. CLOSED-END INVESTMENT COMPANY RISK refers to the risk that investments in closed-end investment companies may entail added expenses such as additional management fees and trading costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk that investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including where the

GPP-121808
                                      B13

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INVESTMENT
PORTFOLIO      DESCRIPTION
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                    portfolio is investing for temporary defensive purposes, could reduce the portfolio's potential returns. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: J.P. Morgan Fleming Asset Management (London) Limited

International  INVESTMENT OBJECTIVE
Equity         Long-term growth of capital

               PRINCIPAL STRATEGIES
               Under normal conditions, invests at least 80% of its net assets in equity securities of issuers located in countries outside of the United States.

               Equity securities may include common and preferred stocks, warrants and convertible securities. The Portfolio may invest in companies located in countries with emerging securities markets when believed to present attractive investment opportunities and also may invest up to 20% of its assets in securities of U.S. issuers, including investment-grade debt securities. The Portfolio invests primarily in equity securities of larger companies, but may also invest in small- and medium-sized companies.

               The Portfolio Manager will invest at least 65% of the Portfolio in assets of companies which, based upon a fundamental analysis of a company's earning prospects, it believes will experience faster earnings per share growth than that of other companies in one or more of the same market, sector, or industry.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Foreign Investment Risk, Medium and Small Company Risk, Liquidity Risk, Debt Securities Risk, Emerging Market Risk, and Market Trends Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that it invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. MEDIUM AND SMALL COMPANY RISK refers to the risk that these companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. LIQUIDITY RISK refers to the risk that a portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. DEBT SECURITIES RISK refers to the risks inherent in investing in debt securities, such as bonds. These risk include credit risk (the risk that the borrower will not make timely payments of principal and interest); and interest rate risk (the risk that the value of the security may fall when interest rates rise). EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. MARKET TRENDS RISK refers to the risk that from time to time, the stock market may not favor the securities in which the Portfolio invests.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: ING Investments, LLC

GPP-121808
                                      B14

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INVESTMENT
PORTFOLIO      DESCRIPTION
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Internet       INVESTMENT OBJECTIVE
TollkeeperSM * Long-term growth of capital

*"Internet     PRINCIPAL STRATEGIES
TollkeeperSM"  Invests, under normal circumstances, at least 80% of its net
is a service   assets plus any borrowings for investment purposes (measured at
mark of        time of investment) in equity investments of "Internet
Goldman, Sachs Tollkeeper" companies. Internet Tollkeeper companies are
& Co. Goldman, companies in the media, telecommunications, technology and
Sachs & Co.    Internet sectors, which provide access, infrastructure, content
has licensed   and services to Internet companies and Internet users, and which
the service    generally have predictable, sustainable or recurring revenue
mark to        streams. The Portfolio may invest in companies that merely have
Directed       an Internet site or sell some products over the Internet as part
Services,      of the Portfolio's 20% basket of securities which are not or may
Inc. to use    not be defined as Internet Tollkeepers.
in connection
with the       Because the Portfolio concentrates its investments in Internet
Portfolio.     Tollkeeper companies, the Portfolio's performance may be
               substantially different from the returns of the broader stock market and of "pure" Internet funds. The Portfolio may participate significantly in the initial public offering ("IPO") market; invest up to 35% of its total assets in companies whose rapid adoption of an Internet strategy is expected to improve their cost structure, revenue opportunities or competitive advantage and Internet-based companies believed to exhibit a sustainable business model; and invest up to 25% of its total assets in foreign securities, including securities of issuers in emerging markets or countries and securities quoted in foreign currencies.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Interest Rate Risk, Credit Default Risk, Internet Risk, IPO Risk, Industry Concentration Risk, Price Volatility Risk, Growth Investing Risk, Foreign Investment Risk, Emerging Market Risk, Stock Risk, Derivative Risk, Liquidity Risk, and REIT Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT DEFAULT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. IPO RISK refers to the risk that Initial Public Offerings or "IPOs" may be more volatile than other securities, and may have a magnified impact on the portfolio during the start-up phase when the portfolio's asset base is relatively small. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector. PRICE VOLATILITY RISK refers to the risk that the value of the Portfolio changes as the prices of its investments go up and down. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET Risk refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. STOCK RISK refers to the risk that stock prices have historically risen and fallen in periodic cycles. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. LIQUIDITY RISK refers to the risk that a portfolio's investments in illiquid securities may reduce the returns of the portfolio because it may be unable to sell the illiquid securities at an advantageous time or price. REIT RISK refers to the risk that investing in Real Estate Investment Trusts or "REITs"

GPP-121808
                                      B15

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    involves certain unique risks in addition to those risks associated with investing in the real estate industry in general, including more abrupt or erratic price movements and lack of market liquidity. REITs whose underlying properties are concentrated in a particular industry or geographic region are also subject to risks affecting such industries and regions.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co.

Investors      INVESTMENT OBJECTIVE
               Long-term growth of capital. Current income is a secondary objective.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities of U.S. companies. May also invest in other equity securities, and to a lesser degree, in income producing securities such as debt securities.

               Emphasizes individual security selection while spreading investments across industries, which may help to reduce risk. Portfolio Manager's bottom-up approach focuses on identifying established large capitalization companies with over $5 billion in market capitalization, and companies with solid growth potential at reasonable values. The Portfolio Manager employs fundamental analysis to analyze each company in detail, ranking its management, strategy and competitive market position.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Maturity Risk, and Growth Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. Fixed income securities with longer maturities will be more volatile than fixed income securities with shorter maturities. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               Salomon Brothers Asset Management Inc.

J.P. Morgan    INVESTMENT OBJECTIVE
Fleming Small  Capital growth over the long term
Cap Equity
               PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 80% of its total assets in equity securities of small-cap companies with market capitalization equal to those within a universe of Standard &
               Poor's SmallCap 600 Index stocks.

               Focuses on companies with high quality management; a leading or dominant position in a major product line, new or innovative products, services or processes; a strong financial position; and a

GPP-121808
                                      B16

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               relatively high rate of return of invested capital available for financing future growth without borrowing extensively from outside sources. The Portfolio Manager uses a disciplined stock selection process, which focuses on identifying attractively valued companies with positive business fundamentals. The Portfolio combines growth and value investing.

               The Portfolio may invest up to 20% of its total assets in: foreign securities, including depositary receipts; convertible securities, which generally pay interest or dividends and which can be converted into common or preferred stock; and high-quality money market instruments and repurchase agreements.

               The Portfolio may invest in real estate investment trusts ("REITs"), which are pools of investments consisting primarily of income-producing real estate or loans related to real estate; and in derivatives to hedge various market risks or to increase the Portfolio's income or gain. The Portfolio may change any of these investment policies (including its investment objective) without shareholder approval.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, Foreign Investment Risk, Unsponsored Depository Risk, Convertible Securities Risk, REIT Risk, Derivative Risk, and Defensive Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. These risks increase when investing in issuers located in developing countries. UNSPONSORED DEPOSITARY RECEIPTS RISK refers to the risk that unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. REIT RISK refers to the risk that the value of REITs will depend on the value of the underlying properties or underlying loans; REITS may decline when interest rates rise; the value of a REIT will also be affected by the real estate market and by management of the REIT's underlying properties; and REITs may be more volatile or illliquid than other types of securities. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid. DEFENSIVE INVESTING RISK refers to the risk that investing a substantial portion of its assets in money market instruments, repurchase agreements and U.S. government debt, including when investing for temporary defensive purposes, could reduce the portfolio's returns.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: J.P. Morgan Fleming Asset Management (USA)
               Inc.

Janus Growth   INVESTMENT OBJECTIVE
and Income     Long-term capital growth and current income

               PRINCIPAL STRATEGIES
               Normally emphasizes investments in common stocks. Normally invests up to 75% of its assets in equity securities selected primarily for their growth potential, and at least 25% of its assets in securities believed to have income potential. Because of this investment strategy, the Portfolio is

GPP-121808
                                      B17

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               not designed for investors who need consistent income.

               The Portfolio Manager shifts assets between the growth and income components of the Portfolio based on the its analysis of relevant market, financial and economic conditions. If the Portfolio Manager believes that growth securities will provide better returns than the yields available or expected on income-producing securities, the Portfolio will place a greater emphasis on the growth component. The growth component of the Portfolio is expected to consist primarily of common stocks, but may also include warrants, preferred stocks or convertible securities selected primarily for their growth potential. The income component of the Portfolio will consist of securities that the Portfolio Manager believes have income potential, including equity securities, convertible securities and all types of debt securities. Equity securities may be included in the income component of the Portfolio if they currently pay dividends or the Portfolio Manager believes they have the potential for either increasing their dividends or commencing dividends, if none are currently paid.

               The Portfolio may also invest in debt securities; without limit in foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets); high-yield bonds (up to 35%) of any quality; index/structured securities; options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return; securities purchased on a when-issued, delayed delivery or forward commitment basis; illiquid investments (up to 15%); special situation companies; and in cash or similar investments when market conditions are unfavorable. Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Maturity Risk, Growth Investing Risk, Foreign Investment Risk, High Yield Bond Risk, and Special Situations Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. Fixed income securities with longer maturities will be more volatile than fixed income securities with shorter maturities. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SPECIAL SITUATIONS RISK refers to the risk that investments in special situations companies may not appreciate if an anticipated development does not occur or does not attract anticipated attention.

               An investment in the Portfolio may also be subject to the following additional non-principal risks which are described in detail in the prospectus: Derivative Risk, Sector Risk, Small Company Risk, and Call Risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

GPP-121808
                                      B18

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

Large Cap      INVESTMENT OBJECTIVE
Value          Long-term growth of capital and income

               PRINCIPAL STRATEGIES
               Under normal market conditions, invests at least 80% of its assets in equity and equity-related securities of companies with market capitalization greater than $1 billion at the time of investment.

               In selecting investments, greater consideration is given to potential appreciation and future dividends than to current income. The Portfolio may hold American Depositary Receipts, which are U.S. registered securities of foreign issuers that are denominated in U.S. dollars, and other securities representing ownership interests in securities of foreign companies, such as European Depositary Receipts and Global Depositary Receipts.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, and Growth Investing Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               Capital Guardian Trust Company

Limited        INVESTMENT OBJECTIVE
Maturity Bond  Highest current income consistent with low risk to principal and liquidity. As a secondary objective, the Portfolio seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal.

               PRINCIPAL STRATEGIES
               Invests primarily in a diversified portfolio of limited maturity debt securities. These short- to intermediate-term debt securities have remaining maturities of seven years or less. The dollar-weighted average maturity of the Portfolio generally will not exceed five years and in periods of rapidly rising interest rates may be shortened to one year or less. The Portfolio Manager utilizes a decision making process based on active duration management; yield curve analysis; sector selection; and security selection.

               Invests in non-government securities only if rated Baa3 or better by Moody's Investors Service, Inc. ("Moody's") or BBB- or better by Standard & Poor's Corporation ("S&P") or, if not rated by Moody's or S&P, the Portfolio Manager determines that they are of comparable quality. Money market securities must be rated in the two highest rating categories by Moody's (P-1 or P-2) or S&P (A-1+, A-1 or A-2), or determined to be of comparable quality by the Portfolio Manager. In addition, may purchase private placements of debt securities (which are often restricted securities) along with other illiquid securities, subject to appropriate limits. The Portfolio may borrow up to 10% of the value of its net assets. This amount may be increased to 25% for temporary purposes. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Issuer Risk, Credit Risk, and Call Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or

GPP-121808
                                      B19

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. ISSUER RISK refers to the risk that the value of a security may decline for a number of reasons which are directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: ING Investment Management LLC

Liquid Asset   INVESTMENT OBJECTIVE
               High level of current income consistent with the preservation of capital and liquidity

               PRINCIPAL STRATEGIES
               The Portfolio Manager strives to maintain a stable $1 per share net asset value and its investment strategy focuses on safety of principal, liquidity and yield, in order of importance, to achieve this goal.

               At least 95% of the Portfolio's investments must be rated in the highest short-term ratings category (or determined to be of comparable quality by the Portfolio Manager) and the Portfolio Manager must make an independent determination that each investment represents minimal credit risk to the Portfolio. The average maturity of the Portfolio's securities may not exceed 90 days and the maturity of any individual security may not exceed 397 days. At the time of purchase, no more than 5% of total assets may be invested in the securities of a single issuer. In addition, no more than 10% of total assets may be subject to demand features or guarantees from a single institution. The 10% demand feature and guarantee restriction is applicable to 75% of total assets subject to certain exceptions. The Portfolio may invest in U.S. dollar-denominated money market instruments.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Income Risk, Interest Rate Risk, and Credit Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due.

               AN INVESTMENT IN THE LIQUID ASSET PORTFOLIO IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE PORTFOLIO SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO, AND THE PORTFOLIO MANAGER CANNOT ASSURE THAT THE PORTFOLIO WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE.

               INVESTMENT MANAGER
               Directed Services, Inc.

               PORTFOLIO MANAGER
               ING Investment Management LLC

Managed Global INVESTMENT OBJECTIVE
               Capital appreciation. Current income is only an incidental consideration.

GPP-121808
                                      B20

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               PRINCIPAL STRATEGIES
               Invests primarily in common stocks traded in securities markets throughout the world. The Portfolio may invest up to 100% of its total assets in securities traded in securities markets outside the United States. The Portfolio generally invests at least 65% of its total assets in at least three different countries, one of which may be the United States.

               In unusual market circumstances where the Portfolio Manager believes that foreign investing may be unduly risky, all of the Portfolio's assets may be invested in the United States. The Portfolio may hold a portion of its assets in cash or money market instruments; and may invest in any type of company, large or small, with earnings showing relatively strong growth trend, or in a company in which significant further growth is not anticipated but whose securities are thought to be undervalued, and also in small and relatively less well known companies.

               The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Emerging Market Risk, Small Company Risk, Foreign Investment Risk, and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the portfolio invests more than 25% of its total assets in one geographic region or country, the portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Capital Guardian Trust Company

Mid-Cap        INVESTMENT OBJECTIVE
Growth         Long-term growth of capital

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts) of companies with medium market capitalizations (or "mid-cap companies") believed to have above-average growth potential.

               The Portfolio Manager defines mid-cap companies as companies with market capitalizations equaling or exceeding $250 million but not exceeding the top range of the Russell MidCap Growth Index at the time of investment. The Portfolio's investments may include securities listed on a securities exchange or traded in the over-the-counter markets.

               The Portfolio uses a bottom-up investment style in managing the Portfolio.

               The Portfolio may invest in foreign securities (including emerging markets securities), and may have

GPP-121808
                                      B21

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Mid-Cap Company Risk, OTC Investment Risk, Growth Investing Risk, Foreign Investment Risk, Emerging Market Risk, Diversification Risk, High Yield Bond Risk and Short Sales Risk

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. MID-CAP COMPANY RISK refers to the risk that investment in mid-cap companies entails greater risk than investing in larger, more established companies because they have more narrow product lines, more limited financial resources and a more limited trading market for their stocks. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. EMERGING MARKET RISK refers to the risk that investing in emerging market countries present risks in a greater degree than, and in addition to investing in foreign issuers in general. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SHORT SALES RISK refers to the risk that the potential loss on a short sale may exceed the entire amount of the collateral deposited.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Real Estate    INVESTMENT OBJECTIVE
               Capital appreciation. Current income is a secondary objective.

               PRINCIPAL STRATEGIES
               Invests at least 80% of its assets in equity securities of companies in the real estate industry that are listed on national exchanges or the National Association of Securities Dealers Automated Quotation System ("NASDAQ").

               Focus is on real estate investment trusts ("REITs") as well as real estate operating companies that invest in a variety of property types and regions. Securities are generally selected for long-term investment. The majority of the Portfolio's assets are invested in companies that have at least 50% of their assets in, or that derive at least 50% of their revenues from, the following sectors of the real estate industry: ownership (including listed real estate investment trusts); construction and development; asset sales; property management or sale; and other related real estate services. The Portfolio may invest more than 25% of its assets in any of the above sectors.

               The Portfolio also may invest in equity, debt, or convertible securities of issuers whose products and services are related to the real estate industry; financial institutions which issue or service

GPP-121808
                                      B22

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               mortgages; and securities of companies unrelated to the real estate industry but which have significant real estate holdings believed to be undervalued. The Portfolio is non-diversified and, when compared with other funds, may invest a greater portion of its assets in a particular issuer.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Real Estate Risk, Industry Concentration Risk, and
               Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. REAL ESTATE RISK refers to the risk that, although the portfolio will not invest in real estate directly, it may invest in real estate industry companies, including real estate investment trusts ("REITs"). As a result, the portfolio may be subject to certain risks associated with direct ownership of real estate and the real estate industry in general, including declines in the value of real estate, adverse changes in the climate for real estate, risks related to general and local economic conditions, over-building and increased competition, tenant credit worthiness and ability to meet rent obligations, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitations on rents, changes in neighborhood values, the appeal of properties to tenants, leveraging of interests in real estate, and increase in interest rates. INDUSTRY CONCENTRATION RISK refers to the risk that a portfolio that invests primarily in securities of companies in a particular market sector may be subject to greater risks and market fluctuations than other portfolios that are more diversified by market sector. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

Research       INVESTMENT OBJECTIVE
               Long-term growth of capital and future income

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in common stocks and related securities (such as preferred stocks, convertible securities and depositary receipts). Focus is on companies believed to have favorable prospects for long-term growth, attractive valuations based on current and expected earnings or cash flow, dominant or growing market share and superior management. The Portfolio may invest in companies of any size, and its investments may include securities traded on securities exchanges or in the over-the-counter markets.

               The Portfolio may invest in foreign equity securities (including emerging market securities), and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of foreign currency at a future date. The Portfolio may engage in active and frequent trading to achieve its principal investment stategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, OTC Investment Risk and Foreign Investment Risk, High Yield Bond Risk and Frequent Trading Risk.

               MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. OTC INVESTMENT RISK refers to the risk that over-the-counter ("OTC") securities are generally securities of companies that are smaller or newer than securities listed on the New York Stock or American Stock Exchanges and may involve greater risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments

GPP-121808
                                      B23

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INVESTMENT
PORTFOLIO      DESCRIPTION
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               for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. FREQUENT TRADING RISK refers to the risk that active and frequent trading increases transactions costs, which detract from performance.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Special        INVESTMENT OBJECTIVE
Situations     Capital appreciation

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities selected for their capital appreciation potential. The Portfolio Manager applies a bottom-up investment approach to select stocks of "special situation" companies believed to have been overlooked or undervalued by other investors. A "special situation" arises when, in the Portfolio Manager's opinion, securities of a particular company will appreciate in value due to a specific development with respect to that issuer. Special situations may include significant changes in a company's allocation of its existing capital, a restructuring of assets, or a redirection of free cash flows. Special situations may also result from (i) significant changes in industry structure through regulatory developments or shifts in competition; (ii) a new or improved product, service, operation or technological advance; (iii) changes in senior management; or (iv) significant changes in cost structure. The Portfolio Manager pays particular attention to companies that it thinks have high free cash flows.

               The Portfolio is non-diversified and may hold larger positions in a smaller number of securities than a diversified fund. The Portfolio may also invest in debt securities; foreign equity and debt securities (either indirectly through depositary receipts or directly in foreign markets); high-yield bonds (up to 35%) of any quality; index/structured securities; options, futures, forwards, swaps and other types of derivatives for hedging purposes or for non-hedging purposes such as seeking to enhance return; securities purchased on a when-issued, delayed delivery or forward commitment basis; and illiquid investments (up to 15%). Portfolio turnover rates are generally not a factor in making buy and sell decisions.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small Company Risk, Foreign Investment Risk, High Yield Bond Risk, Special Situations Risk, and Diversification Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. To the extent that the Portfolio invests more than 25% of its total assets in one geographic region or country, the Portfolio may be more sensitive to economic and other factors in that geographic region or country than a more diversified fund. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but they also typically have greater potential volatility and principal and income risk. SPECIAL SITUATIONS RISK refers to the risk that investments in special situations companies may not appreciate if an

GPP-121808
                                      B24

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    anticipated development does not occur or does not attract the anticipated attention. DIVERSIFICATION RISK refers to the risk that a non-diversified portfolio will be more volatile than a diversified portfolio because it invests its assets in a smaller number of issuers, and the gains or losses on a single security or issuer will have a greater impact on the non-diversified fund's net asset value.

               Investment in the Portfolio may also be subject to the following non-principal risks, which are described in more detail in the prospectus: Derivative Risk, and Sector Concentration Risk.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Janus Capital Management LLC

Strategic      INVESTMENT OBJECTIVE
Equity         Capital appreciation

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its net assets in securities of mid-cap companies with market capitalizations, at the time of purchase, within the range of market capitalizations of companies included in theRussell Midcap Index.

               Under Normal conditions, the top 10 holdings may comprise up to 40% of total assets. The Portfolio may also invest up to 25% of its total assets in foreign securities. In complying with the 80% requirement, the Portfolio will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic instruments that have economic characteristics similar to the Portfolio's direct investments, such as warrants, futures, options, exchange-traded funds and ADRs. Any percentage limitations with respect to assets of the Portfolio are applied at the time of purchase.

               Focuses on companies believed likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth. The Portfolio Manager usually sells a particular security when any of those factors materially changes. As a result of the Portfolio's investment strategy, the market prices of many of the securities purchased and held by the Portfolio may fluctuate widely. Any income received from securities held by the Portfolio is incidental.
               The Portfolio's strategy does not preclude investment in large, seasoned companies that the Portfolio Manager believes possess superior potential returns similar to companies with formative growth profiles, or in established smaller companies (under $500 million in market capitalization) which may offer exceptional value based upon substantially above-average earnings growth potential relative to market value.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Growth Investing Risk, Small Company Risk, Foreign Investment Risk, Mid-Cap Company Risk, and Derivative Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. GROWTH INVESTING RISK refers to the risk that growth stocks may be more volatile than other stocks because they are more sensitive to investor perceptions of the issuing company's growth potential. SMALL COMPANY RISK refers to the risk that small companies may be more susceptible to price swings than larger companies because they have fewer financial resources, and limited product and market diversification. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. MID-CAP COMPANY RISK refers to the risk that investment in mid-cap companies entails greater risk than investing in larger, more established companies because they have more narrow product lines, more limited financial resources and a more limited trading market for their stocks. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying

GPP-121808
                                      B25

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: A I M Capital Management, Inc.

Total Return   INVESTMENT OBJECTIVE
               Above-average income (compared to a portfolio entirely invested in equity securities) consistent with the prudent employment of capital. A secondary objective is the reasonable opportunity for growth of capital and income.

               PRINCIPAL STRATEGIES
               The Portfolio is a "balanced fund" that invests in a combination of equity and fixed income securities. Under normal market conditions, the Portfolio invests at least 40%, but not more than 75%, of its assets in common stocks and related securities (referred to as equity securities), such as preferred stock, bonds, warrants or rights convertible into stock, and depositary receipts for those securities; and at least 25%, but not more than 60%, of its net assets in non-convertible fixed income securities.

               The Portfolio may vary the percentage of its assets invested in any one type of security (within the limits described above) based on the Portfolio Manager's interpretation of economic and money market conditions, fiscal and monetary policy and underlying security values. Portfolio Manager uses fundamental analysis to select equity securities believed to be undervalued.

               The Portfolio may invest up to 20% of its assets in foreign securities, including securities of companies in emerging or developing markets, up to 20% of its assets in lower rated nonconvertible fixed income securities and comparable unrated securities; and may invest with no limitation in mortgage pass-through securities and American Depositary Receipts. The Portfolio may engage in active and frequent trading to achieve its principal investment strategies, which increases transaction costs and could detract from the Portfolio's performance.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Income Risk, Interest Rate Risk, Credit Risk, Call Risk, Allocation Risk, Convertible Securities Risk, , Undervalued Securities Risk, High Yield Bond Risk, Foreign Investment Risk, Maturity Risk and Liquidity Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. INCOME RISK relates to the risk that a portfolio's income may fall due to falling interest rates. Income risk is greatest for short-term bonds and the least for long-term bonds. INTEREST RATE RISK refers to the risk that fixed income securities could lose value because of interest rate changes. CREDIT RISK refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they become due. CALL RISK refers to the risk that, during periods of falling interest rates, a bond issuer may "call" or repay, its high yielding bond before the bond's maturity date. Forced to invest the proceeds at lower interest rates, a portfolio would experience a decline in income. ALLOCATION RISK refers to the risk that a portfolio could miss attractive investment opportunities by underweighting markets where there are significant returns, and could lose value by overweighting markets where there are significant declines. CONVERTIBLE SECURITIES RISK refers to the risk that the market value of convertible securities tends to decline as interest rates increase and increase as interest rates decline, and their value also tends to change whenever the market value of the underlying common or preferred stock fluctuates. UNDERVALUED SECURITIES RISK refers to the risk that the market value of an undervalued security may not rise, or may fall, if certain anticipated events do not occur or if investor perceptions about the security do not improve. HIGH YIELD BOND RISK refers to the risk that high yield bonds (commonly referred to as "junk bonds") generally provide greater income and increased opportunity for capital appreciation than investments in higher quality debt securities, but also typically have greater potential volatility and principal and income risk. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political

GPP-121808
                                      B26

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INVESTMENT
PORTFOLIO      DESCRIPTION
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                    and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. MATURITY RISK refers to the risk that the average maturity of a portfolio's fixed income investments will affect the volatility of the portfolio's share price. LIQUIDITY RISK refers to the risk that investments in illiquid securities may reduce the portfolio's returns because it may be unable to sell the illiquid securities at an advantageous time or price.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Massachusetts Financial Services Company

Value Equity   INVESTMENT OBJECTIVE
               Seeks capital appreciation. Dividend income is a secondary objective.

               PRINCIPAL STRATEGIES
               Normally invests at least 80% of its assets in equity securities of domestic and foreign issuers that meet quantitative standards relating to financial soundness and high intrinsic value relative to price.

               The Portfolio Manager screens equity securities for key variables and performs in-depth fundamental research to identify possible value opportunities and securities that are trading at significant discounts to intrinsic value.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Value Investing Risk, and Foreign Investment Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. VALUE INVESTING RISK refers to the risk that undervalued stocks may not realize their perceived value for extended periods of time. Value stocks may respond differently to market and other developments than other types of stocks, and typically underperform when other investing styles, such as growth investing, are in favor. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Eagle Asset Management, Inc.

Van Kampen     INVESTMENT OBJECTIVE
Growth and     Long-term growth of capital and income
Income
               PRINCIPAL STRATEGIES
(formerly      Under normal market conditions, invests primarily in what it
Rising         believes to be income-producing equity securities, including
Dividends)     common stocks and convertible securities; although investments are also made in non-convertible preferred stocks and debt securities rated "investment grade," which are securities rated within the four highest grades assigned by Standard & Poor's
               Rating Corporation or by Moody's Investors Service, Inc.

               Focuses primarily on a security's potential for growth of capital and income. Although the Portfolio may invest in companies of any size, focus is on larger capitalization companies believed to possess characteristics for improved valuation. Portfolio securities are typically sold when the assessments of the Portfolio Manager indicate that it is desirable to do so. The Portfolio may invest up to 25% of its total assets in securities of foreign issuers; and may purchase and sell certain derivative

GPP-121808
                                      B27

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               instruments, such as options, futures and options on futures, for various portfolio management purposes.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Market and Company Risk, Small, Newly Formed and Medium-Sized Company Risk, Foreign Investment Risk and Derivative Risk.

                    MANAGER RISK refers to the risk that a portfolio manager of a portfolio may do a mediocre or poor job in selecting securities. MARKET AND COMPANY RISK refers to the risk that the price of a security held by a portfolio may fall due to changing economic, political or market conditions or disappointing earnings results. SMALL, NEWLY FORMED AND MEDIUM-SIZED COMPANY RISK refers to the risk that the prices of small or medium-sized companies or of newly formed companies often fluctuate more than the stock prices of larger, more established companies. FOREIGN INVESTMENT RISK refers to the risk that foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositaries than those in the United States, foreign controls on investments, and higher transaction costs. DERIVATIVE RISK refers to the risk that derivative instruments involve risks different from direct investments in underlying securities, including imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

               INVESTMENT MANAGER: Directed Services, Inc.

               PORTFOLIO MANAGER: Van Kampen

AIM VARIABLE INSURANCE FUNDS

AIM V.I. Dent  INVESTMENT OBJECTIVE
Demographic    Seeks long-term growth of capital.
Trends Fund
                PRINCIPAL STRATEGIES
(Series II     Seeks to meet its objective by investing in securities of
Shares)        companies that are likely to benefit from changing demographic, economic and lifestyle trends. These securities may include common stocks, convertible bonds, convertible preferred stocks and warrants of companies within a broad range of market capitalizations. May also invest up to 25% of its total assets in foreign securities. Portfolio managers purchase securities of companies that have experienced, or that they believe have the potential for, above-average, long-term growth in revenues and earnings and consider whether to sell a particular security when they believe the security no longer has that potential. In anticipation of or in response to adverse market conditions, for cash management purposes, or for defensive purposes, the fund may temporarily hold all or a portion of its assets in cash, money market instruments, shares of affiliated money market funds, bonds or other debt securities.

               PRINCIPAL RISKS
               Prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity. This is especially true with respect to equity securities of small- and medium-sized companies, whose prices may go up and down more than the prices of equity securities of larger, more established companies. Also, since equity securities of small- and medium-sized companies may not be traded as often as equity securities of larger, more-established companies, it may be difficult or impossible for the fund to sell securities at a desirable price. Values of the convertible securities in which the fund may invest also will be affected by market interest rates, the risk that the issuer may default on interest or principal payments and the value of the underlying common stock into which these securities may be converted. Specifically, since these types of convertible securities pay fixed interest and dividends, their values may fall if market interest rates rise and rise if market interest rates fall. Additionally, an issuer may have the right to buy back certain of the convertible securities at a time and at a price that is unfavorable to the fund. Foreign securities have additional risks, including exchange rate changes, political and economic

GPP-121808
                                      B28

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               upheaval, the relative lack of information about these companies, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

               INVESTMENT ADVISER: A I M Advisors, Inc.

               SUBADVISER: H.S. Dent Advisors, Inc.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND

Fidelity VIP   INVESTMENT OBJECTIVE
Equity-Income  Seeks reasonable income. Also considers the potential for capital
Portfolio      appreciation. Seeks to achieve a yield which exceeds the
               composite yield on the securities comprising the Standard &
(Service       Poor's 500 Index.
Class 2)
               PRINCIPAL STRATEGIES
               Normally invests at least 80% of total assets in income-producing equity securities, which tends to lead to investments in large cap "value" stocks. May also invest in other types of equity securities and debt securities, including lower-quality debt securities. May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, interest rate changes, foreign exposure, issuer-specific changes, and "value" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Interest rate changes refers to the risk that interest rate increases can cause the price of a debt security to decrease. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market or economic developments. "Value" investing refers to the risk that "value" stocks can perform differently from the market as a whole and other types of stocks and can continue to be undervalued by the market for long periods of time.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISER: FMR Co., Inc.

Fidelity VIP   INVESTMENT OBJECTIVE
Growth         Seeks to achieve capital appreciation.
Portfolio
               PRINCIPAL STRATEGIES
(Service       Normally invests primarily in common stocks of companies the
Class 2)       investment adviser believes have above-average growth potential
               (often called "growth" stocks). May invest in securities of both domestic and foreign issuers. Uses fundamental analysis of each issuer's financial condition and industry position and market and economic conditions to select investments.

               PRINCIPAL RISKS
               Subject to the following principal investment risks: stock market volatility, foreign exposure, issuer-specific changes, and "growth" investing. Stock market volatility refers to the risk that stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments. Different parts of the market can react differently to these developments. Foreign exposure refers to the risk that foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments and can perform differently from the U.S. market. Issuer-specific changes refers to the risk

GPP-121808
                                      B29

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               that the value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. "Growth" investing refers to the risk that "growth" stocks can perform differently from the market as a whole and other types of stocks and can be more volatile than other types of stocks.

               INVESTMENT ADVISER: Fidelity Management & Research Company

               SUBADVISER: FMR Co., Inc.

THE GALAXY VIP FUND

Asset          INVESTMENT OBJECTIVE
Allocation     The Fund seeks a high total return by providing both a current
Fund           level of income that is greater than that provided by the popular stock market averages, as well as long-term growth in the value of the Fund's assets.

               The Fund aims to provide income that is higher than the average income provided by stocks included in the popular stock market averages. Fleet interprets "popular stock market averages" to mean the Dow Jones Industrial Average of 30 major companies and the S&P 500. Due to the Fund's expenses, however, net income paid to investors may be less than that. The Fund also seeks long-term growth in the value of its assets. Fleet attempts to achieve these goals and reduce risk by allocating the Fund's assets among short-term debt securities, common stocks, preferred stocks and bonds.

               The Fund seeks a mix of stocks and bonds that will produce both income and long-term capital growth. This mix will change from time to time as a result of economic and market conditions. However, the Fund keeps at least 25% of its total assets in fixed income investments, including debt securities and preferred stocks, at all times.

               Debt securities purchased by the Fund will be of investment grade quality, which means that they will have one of the top four ratings assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or will be unrated securities which Fleet has determined to be of comparable quality. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless Fleet determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by S&P or Moody's if the securities exceed 5% of the Fund's net assets.

               In selecting portfolio securities for the Fund, Fleet's investment policy committee develops an economic outlook and sets guidelines for the industries and sectors in which the Fund should invest. In selecting equity securities, Fleet favors stocks with long-term growth potential that are expected to outperform their peers over time. Fleet also forecasts the direction and degree of change in long-term interest rates to help in the selection of fixed income securities. From time to time, the Fund may emphasize particular market sectors, such as technology, in attempting to achieve its investment objective.

               The Fund will sell a security when, as a result of changes in the economy, Fleet determines it appropriate to revise the allocation of the Fund's assets between stocks and bonds. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

               PRINCIPAL RISKS
               Because the Fund invests to a significant degree in stocks, it is subject to market risk. Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

               The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

               In addition, the Fund carries the following main risks:

GPP-121808
                                      B30

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

                    Interest rate risk -- The value of fixed income investments such as bonds are affected by movements in interest rates. Bond prices tend to fall when interest rates rise and to rise when interest rates fall. Generally, the longer the time until maturity, the more sensitive the price of a bond is to interest rate changes.

                    Credit risk -- The value of fixed income investments also depends on the ability of an issuer to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its securities will decline. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

                    Prepayment/extension risk -- Changes in interest rates may cause certain fixed income investments held by the Fund to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

                    Portfolio composition -- The level of risk could increase if a larger percentage of the Fund is invested in one particular asset class, such as stocks or bonds. However, asset allocation funds are generally less volatile than portfolios that contain only stocks.

                    Sector risk -- To the extent that the Fund emphasizes particular market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

                    Selection of investment -- Fleet evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

               INVESTMENT ADVISOR: Fleet Investment Advisors Inc.

Equity Fund    INVESTMENT OBJECTIVE
               The Fund seeks long-term growth by investing in companies that the Fund's investment adviser believes have above-average earnings potential.

               PRINCIPAL STRATEGIES
               The Fund normally invests at least 75% of its total assets in a broadly diversified portfolio of equity securities issued by U.S. companies, primarily common stocks and securities that can be converted into common stocks.

               The Fund invests mainly in companies which Fleet believes will have faster earnings growth than the economy in general. Fleet looks for large-capitalization companies (generally over $2 billion) in growing industries, focusing on technological advances, good product development, strong management and other factors which support future growth. Fleet seeks out companies that have a history of strong earnings growth and are projected to continue a similar pattern of growth over the next three to five years. From time to time, the Fund may emphasize particular market sectors, such as technology, in attempting to achieve its investment objective.

               The Fund will sell a security when there is an adverse change in the projected earnings growth of the company issuing the security. A security will also be sold when, as a result of changes in the economy or the performance of the security or other circumstances, Fleet believes that holding the security is no longer consistent with the Fund's investment objective.

               PRINCIPAL RISKS
               Because the Fund invests primarily in stocks, it is subject to market risk. Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

GPP-121808
                                      B31

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INVESTMENT
PORTFOLIO      DESCRIPTION
--------------------------------------------------------------------------------

               The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

               In addition, the Fund carries the following main risks:

                    Convertible securities -- Securities that can be converted into common stock, such as certain debt securities and preferred stock, are subject to the usual risks associated with fixed income investments, such as interest rate risk and credit risk. In addition, because they react to changes in the value of the equity securities into which they will convert, convertible securities are also subject to stock market risk.

                    Sector risk -- To the extent that the Fund emphasizes particular market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

                    Selection of investments -- Fleet evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

               INVESTMENT ADVISOR: Fleet Investment Advisors Inc.

Growth and     INVESTMENT OBJECTIVE
Income Fund    The Fund seeks to provide a relatively high total return through long-term capital appreciation and current income.

               PRINCIPAL STRATEGIES
               The Fund normally invests at least 65% of its total assets in the common stocks of U.S. companies with large market capitalizations (generally over $2 billion) that have prospects for above-average growth and dividends. Fleet focuses on stocks which are believed to be attractively priced relative to expectations for the future performance of the issuing company. Fleet also seeks a current yield greater than that of the S&P 500, although not all Fund investments will pay dividends. From time to time, the Fund may emphasize particular market sectors, such as technology, in attempting to achieve its investment objective.

               The Fund will sell a portfolio security when, as a result of changes in the economy, Fleet believes that holding the security is no longer consistent with the Fund's investment objective. A security may also be sold as a result of a deterioration in the performance of the security or in the financial condition of the issuer of the security.

               PRINCIPAL RISKS
               Because the Fund invests primarily in stocks, it is subject to market risk. Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

               The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

               In addition, the Fund carries the following main risks:

                    Sector risk -- To the extent that the Fund emphasizes particular market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

                    Selection of investments -- Fleet evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these

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                    evaluations will prove to be inaccurate.

               INVESTMENT ADVISOR : Fleet Investment Advisors Inc.

High Quality   INVESTMENT OBJECTIVE
Bond Fund      The Fund seeks a high level of current income consistent with prudent risk of capital.

               PRINCIPAL STRATEGIES
               The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in corporate debt obligations such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and bank obligations.

               The Fund may from time to time invest in a limited amount of interest rate futures contracts. The Fund will use interest rate futures contracts, which may be considered derivatives, in an effort to manage the impact to the Fund of changes in interest rates.

               In selecting portfolio securities for the Fund, Fleet monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.

               Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or are unrated securities determined by Fleet to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in high quality debt obligations that have one of the top two ratings assigned by S&P or Moody's, or unrated securities determined by Fleet to be of comparable quality. High quality securities tend to pay less income than lower-rated securities. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless Fleet determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

               The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and Fleet's assessment of probable changes in interest rates.

               The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, Fleet believes that holding the security is no longer consistent with the Fund's investment objective.

               The Fund may trade its investments frequently in trying to achieve its investment goal.

               PRINCIPAL RISKS
               All mutual funds are affected by changes in the economy and swings in investment markets. These can occur within or outside the U.S. or worldwide, and may affect only particular companies or industries.

               In addition, the Fund carries the following main risks:

                    Interest rate risk -- The prices of debt securities generally tend to move in the opposite direction to interest rates. When rates are rising, the prices of debt securities tend to fall. When rates are falling, the prices of debt securities tend to rise. Generally, the longer the time until maturity, the more sensitive the price of a debt security is to interest rate changes.

                    Credit risk -- The value of debt securities also depends on the ability of issuers to make principal and interest payments. If an issuer can't meet its payment obligations or if its credit rating is lowered, the value of its debt securities may fall. Debt securities which have the lowest of the top four ratings assigned by S&P or Moody's have speculative characteristics. Changes in the economy are more likely to affect the ability of the issuers of these securities to make payments of principal and interest than is the case with higher-rated securities.

                    Prepayment/extension risk -- Changes in interest rates may cause certain debt securities held by the Fund, particularly asset-backed and mortgage-backed securities, to be paid off much sooner or later than expected, which could adversely affect the Fund's value. In the event that a security is paid off sooner than expected because of a decline in interest rates, the Fund may be unable to recoup all of its

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                    initial investment and may also suffer from having to reinvest in lower-yielding securities. In the event of a later than expected payment because of a rise in interest rates, the value of the obligation will decrease and the Fund may suffer from the inability to invest in higher-yielding securities.

                    Derivatives -- The Fund may invest in derivatives such as interest rate futures contracts to adjust its exposure to interest rates. There is no guarantee this strategy will always work. Interest rates may move in the direction opposite to that anticipated, in which case the strategy will have the reverse effect. The Fund may increase or lessen its sensitivity to changes in interest rates through this strategy, which will impact return. Due to their structure, a small percentage of Fund assets invested in derivatives can have a disproportionately larger impact on the Fund.

                    Selection of investments -- Fleet evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

                    Frequent trading -- Frequent trading of investments usually increases the chance that the Fund will pay investors short-term capital gains. These gains are taxable at higher rates than long-term capital gains. Frequent trading could also mean higher brokerage commissions and other transaction costs, which could reduce the Fund's returns.

               INVESTMENT ADVISOR: Fleet Investment Advisors Inc.

Small Company  INVESTMENT OBJECTIVE
Growth Fund    The Fund seeks capital appreciation.

               PRINCIPAL STRATEGIES
               The Fund invests primarily in obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities, as well as in corporate debt obligations such as notes and bonds. The Fund also invests in asset-backed and mortgage-backed securities and in money market instruments, such as commercial paper and bank obligations.

               The Fund may from time to time invest in a limited amount of interest rate futures contracts. The Fund will use interest rate futures contracts, which may be considered derivatives, in an effort to manage the impact to the Fund of changes in interest rates.

               In selecting portfolio securities for the Fund, Fleet monitors and evaluates economic trends. It establishes duration targets, ranges of interest rates on bonds of various maturities and determines the appropriate allocation of the Fund's investments among various market sectors.

               Nearly all Fund investments will be of investment grade quality. These are securities which have one of the top four ratings assigned by Standard & Poor's Ratings Group ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or are unrated securities determined by Fleet to be of comparable quality. Under normal market conditions, the Fund will invest at least 65% of its total assets in high quality debt obligations that have one of the top two ratings assigned by S&P or Moody's, or unrated securities determined by Fleet to be of comparable quality. High quality securities tend to pay less income than lower-rated securities. Occasionally, the rating of a security held by the Fund may be downgraded to below investment grade. If that happens, the Fund doesn't have to sell the security unless Fleet determines that under the circumstances the security is no longer an appropriate investment for the Fund. However, the Fund will sell promptly any securities that are not rated investment grade by either S&P or Moody's if the securities exceed 5% of the Fund's net assets.

               The Fund's average weighted maturity will vary from time to time depending on current market and economic conditions and Fleet's assessment of probable changes in interest rates.

               The Fund will sell a portfolio security when, as a result of changes in the economy or the performance of the security or other circumstances, Fleet believes that holding the security is no longer consistent with the Fund's investment objective.

               The Fund may trade its investments frequently in trying to achieve its investment goal.

               PRINCIPAL RISKS
               Because the Fund invests primarily in stocks, it is subject to market risk. Changes in the U.S. or foreign economies can cause the value of stocks and other investments held by the Fund to fall. Stock prices may decline over short or extended periods. Stock markets tend to move in cycles, with

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               periods of rising prices and periods of falling prices.

               The value of your investment in the Fund will go up and down with the value of the investments which the Fund holds. The Fund's investments may not perform as well as other investments, even in times of rising markets.

               In addition, the Fund carries the following main risks:

                    Small companies risk -- Smaller companies tend to have limited resources, product lines and market share. As a result, their share prices tend to fluctuate more than those of larger companies. Their shares may also trade less frequently and in limited volume, making them potentially less liquid. The price of small company stocks might fall regardless of trends in the broader market.

                    Sector risk -- To the extent that the Fund emphasizes particular market sectors, such as technology, it will be especially susceptible to the risks associated with investments in those market sectors. Stocks of technology companies may be subject to greater price volatility than stocks of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or are adversely impacted by government regulation. Technology stocks may experience significant price movements caused by disproportionate investor optimism or pessimism.

                    Foreign investments -- Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, changes in currency exchange rates, incomplete financial information about the issuers of securities, and political or economic instability. Foreign stocks may be more volatile and less liquid than U.S. stocks.

                    Selection of investments -- Fleet evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

               INVESTMENT ADVISOR : Fleet Investment Advisors Inc.

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INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO VIF -  INVESTMENT OBJECTIVE
Financial      Seeks to make an investment grow. The Fund is aggressively
Services       managed.
Fund
               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies involved in the financial services sector. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years.
               INVESCO places a greater emphasis on companies that are increasing their revenue streams along with their earnings.
               INVESCO attempts to keep the portfolio holdings well diversified across the entire financial services sector and portfolio weightings are adjusted depending on current economic conditions and relative valuations of securities.

               PRINCIPAL RISKS
               Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the financial services sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. This sector generally is subject to extensive government regulation, which may change frequently. In addition, the profitability of businesses in these industries depends heavily upon the availability and cost of money, and may fluctuate significantly in response to changes in interest rates, as well as changes in general economic conditions. From time to time, severe competition may also affect the profitability of these industries. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF -  INVESTMENT OBJECTIVE
Health         Fund Seeks to make an investment grow. The Fund is aggressively
Sciences       managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that develop, produce or distribute products or services related to health care. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO targets strongly manage, innovative companies with new products. INVESCO attempts to blend well-established health care firms with faster-growing, more dynamic entities.

               PRINCIPAL RISKS
               Many faster-growing health care companies have limited operating histories and their potential profitability may be dependent on regulatory approval of their products, which increases the volatility of these companies' securities prices and could have an adverse impact upon the companies' future growth and profitability. Changes in government regulation could also have an adverse im-

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               pact. Continuing technological advances may mean rapid obsolescence of products and services. Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health sciences sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, lack of timely information and portfolio turnover risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF -  INVESTMENT OBJECTIVE
Leisure Fund   The Fund seeks to make an investment grow.

               PRINCIPAL STRATEGIES
               Seeks to meet its objective by investing primarily in equity securities that INVESCO believes will rise in price faster than other securities, as well as in options and other investments whose values are based upon the values of equity securities. The Fund invests primarily in equity securities of companies engaged in the design, production and distribution of products related to the leisure activities of individuals. These companies include, but are not limited to, advertising, communications/cable TV, cruise lines, entertainment, recreational equipment, lodging, publishers, restaurants and selected retailers. A portion of the Fund's assets is not required to be invested in the sector.

               PRINCIPAL RISKS
                    Potential Conflicts - Although it is unlikely, there potentially may be differing interests involving the Fund among owners of variable annuity and variable life insurance contracts issued by different insurance companies, or even the same insurance company. INVESCO will monitor events for any potential conflicts.

                    Market Risk - Equity stock prices vary and may fall, thus reducing the value of the Fund's investments. Certain stocks selected for the Fund's portfolio may decline in value more than the overall stock market.

                    Foreign Securities Risks - Investments in foreign and emerging markets carry special risks, including currency, political, regulatory and diplomatic risks. The Fund may invest up to 25% of its assets in securities of non-U.S. issuers. Securities of Canadian issuers and American Depository Receipts are not subject to this 25% limitation.

                    CURRENCY RISK. A change in the exchange rate between U.S. dollars and a foreign currency may reduce the value of the Fund's investment in a security valued in the foreign currency, or based on that currency value.

                    POLITICAL RISK. Political actions, events or instability may result in unfavorable changes in the value of a security.

                    REGULATORY RISK. Government regulations may affect the value of a security. In foreign countries, securities markets that are less regulated than those in the U.S. may permit trading practices that are not allowed in the U.S.

                    DIPLOMATIC RISK. A change in diplomatic relations between the U.S. and a foreign country could affect the value or liquidity of investments.

                    EUROPEAN ECONOMIC AND MONETARY UNION. Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, The Netherlands, Portugal and Spain are presently members of the European Economic and Monetary Union (the "EMU"), which has adopted the euro as a common currency. The national currencies will be sub-currencies of the euro until July 1, 2002, at which time these currencies will disappear entirely. Other European countries may adopt the euro in the future. As the euro is implemented, there may be changes in the relative strength and value of the U.S. dollar and other major currencies, as well as possible adverse tax consequences. The euro transition by EMU countries may affect the fiscal and monetary levels of those participating countries. The outcome of these and other uncertainties could have unpredictable effects on trade and commerce and result in

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                    increased volatility for all financial markets.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

INVESCO VIF -  INVESTMENT OBJECTIVE
Utilities      Seeks to make an investment grow and seeks current income. The
Fund           Fund is aggressively managed.

               PRINCIPAL STRATEGIES
               Invests primarily in equity securities that INVESCO (the Fund's investment adviser) believes will rise in price faster than other securities, as well as in options and other instruments whose values are based upon the values of equity securities. The Fund normally invests at least 80% of its assets in equity securities and equity-related instruments of companies that produce, generate, transmit or distribute natural gas or electricity, as well as in companies that provide telecommunications services, including local, long distance and wireless, and excluding broadcasting, among others. A portion of the Fund's assets is not required to be invested in the sector. INVESCO uses a "bottom up" investment approach to create the Fund's investment portfolio, focusing on company fundamentals and growth prospects when selecting securities. In general, the Fund emphasizes strongly managed companies that INVESCO believes will generate above-average growth rates for the next three to five years. INVESCO prefers markets and industries where leadership is in a few hands, and tends to avoid slower-growing markets or industries.

               PRINCIPAL RISKS
               Growth investing may be more volatile than other investment styles because growth stocks are more sensitive to investor perceptions of an issuing company's growth potential. Growth-oriented funds typically will underperform value-oriented funds when investor sentiment favors the value investing style. While the Fund's investments are diversified across the health utilities sector, the Fund's investments are not as diversified as investments of most mutual funds and far less diversified than the broad securities markets because the Fund's portfolio is limited to a comparatively narrow segment of the economy. This means the Fund tends to be more volatile than other mutual funds, and the value of its portfolio investments tends to go up and down more rapidly. As a result, the value of an investment in the Fund may rise or fall rapidly. Governmental regulation, difficulties in obtaining adequate financing and investment return, environmental issues, prices of fuel for generation of electricity, availability of natural gas and risks associated with nuclear power facilities may adversely affect the market value of the Fund's holdings. The recent trend towards deregulation in the utility industries presents special risks. Some companies may be faced with increased competition and may become less profitable. INVESCO seeks to keep the portfolio diversified across the electric utilities, natural gas and telecommunications industries. Weightings within the various industry segments are continually monitored and INVESCO adjusts the portfolio weightings depending on the prevailing economic conditions. The Fund is subject to other principal risks such as potential conflicts, market, foreign securities, liquidity, counterparty, and lack of timely information risks.

               INVESTMENT ADVISER: INVESCO Funds Group, Inc.

ING VARIABLE INSURANCE TRUST

ING VP         INVESTMENT OBJECTIVE
Worldwide      Seeks to provide investors with long-term capital appreciation.
Growth
Portfolio      PRINCIPAL STRATEGIES
(formerly      Under normal conditions, invests at least 65% of net assets in
Pilgrim        equity securities of issuers located in at least three countries,
VIT Worldwide  one of which may be the U.S. Generally invests at least 75% of
Growth)        total assets in common and preferred stocks, warrants and
               convertible securities. May invest in companies located in
Service        countries with emerging securities markets when the portfolio
Shares         mangers believe they present attractive investment opportunities.
               Portfolio managers emphasize a growth approach by searching for companies that they believe are managing change advantageously and may be poised to exceed growth expectations. Portfolio managers focus on both a "bottom-up" analysis that evaluates the financial condition and competitiveness of individual companies and a "top-down" thematic approach and a sell discipline.
               Portfolio managers seek to identify themes that reflect the major social, economic and technological trends that they believe are likely to shape the future of business and commerce over the next three to five years, and seek to provide a framework for

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               identifying the industries and companies they believe may benefit most. This "top-down" approach is combined with rigorous fundamental research (a "bottom-up" approach) to guide stock selection and portfolio structure. From time to time, the Fund's adviser reviews the allocation between U.S. stocks and non-U.S. stocks in the portfolio, and may rebalance the portfolio using factors that the adviser deems appropriate.

               PRINCIPAL RISKS
               The Fund may be affected by the following risks, among others: price volatility, market trends, risks of foreign investing, and lack of diversification. Price volatility refers to the risk that the value of the Fund will decrease if the value of the Fund's underlying investments decrease. Equity securities face market, issuer and other risks, and their values may go down, sometimes rapidly and unpredictably. Equities generally have higher volatility than debt securities. Market trends refers to the risk that from time to time, the stock market may not favor the securities in which the Fund invests. Rather, the market could favor value stocks or small company stocks, or may not favor equities at all. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, possible security illiquidity, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment. The Fund is classified as a NON-DIVERSIFIED investment company, which means that, compared with other funds, the Fund may invest a greater percentage of its assets in a particular issuer. The investment of a large percentage of the Fund's assets in the securities of a small number of issuers may cause the Fund's share price to fluctuate more than that of a diversified investment company.

               INVESTMENT ADVISOR: ING Investments, LLC

ING VP BOND PORTFOLIO

ING VP Bond    INVESTMENT OBJECTIVE
Portfolio      Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of
(formerly      debt securities.
Aetna Income
Shares d/b/a   PRINCIPAL STRATEGIES
Aetna Bond VP) Under normal market conditions, invests at least 80% of net assets in high-grade corporate bonds, mortgage-related and other
(Class S       asset-backed securities, and securities issued or guaranteed by
Shares)        the U.S. Government, its agencies or instrumentalities.
               High-grade securities are rated at least A by Standard & Poor's
               Corporation (S&P) or Moody's Investor Services, Inc. (Moody's) or, if unrated, considered by Aeltus (the Portfolio's subadviser) to be of comparable quality. May also invest up to 15% of total assets in high-yield instruments, and up to 25% of total assets in foreign debt securities. May invest in zero coupon securities.
               In managing the Portfolio, Aeltus looks to construct an intermediate-term (generally consisting of securities with an average maturity of between 5-10 years), high-quality portfolio by selecting investments with the opportunity to enhance the portfolio's overall total return and yield, while managing volatility. Aeltus uses quantitative computer models to identify issuers whose perceived value is not reflected in their security prices. It is anticipated that capital appreciation and investment income will both be major factors in achieving total return.

               PRINCIPAL RISKS
               Principal risks are those generally attributable to debt investing, including increases in interest rates and loss of principal. Generally, when interest rates rise, bond prices fall. Bonds with longer maturities tend to be more sensitive to changes in interest rates. For all bonds there is a risk that the issuer will default. High-yield bonds generally are more susceptible to the risk of default than higher rated bonds. The risks associated with high-yield bonds also apply to zero coupon securities. Prices of mortgage-related securities, in addition to being sensitive to changes in interest rates, also are sensitive to changes in the prepayment patterns on the underlying instruments. Foreign securities present additional risks. Some foreign securities tend to be less liquid and more volatile than their U.S. counterparts. In addition, accounting standards and market regulations tend to be less standardized in certain foreign countries. Investments outside the U.S. may also be affected by administrative difficulties, such as delays in clearing and settling portfolio transactions. These risks are usually higher for securities of companies in emerging markets. Foreign currency exchange rate fluctuations may reduce or eliminate gains or create losses. Hedging strategies intended to reduce

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               this risk may not perform as expected.

               INVESTMENT ADVISER: ING Investments, LLC

               SUBADVISER: Aeltus Investment Management, Inc. (Aeltus)

ING VARIABLE PRODUCTS TRUST
    (FORMERLY PILGRIM VARIABLE PRODUCTS TRUST

ING VP Growth  INVESTMENT OBJECTIVE
Opportunities  Seeks long-term growth of capital.
(formerly
Pilgrim VP     PRINCIPAL STRATEGIES
Growth         Invests primarily in U.S. companies that the portfolio managers
Opportunities) feel have above average prospects for growth. Under normal market conditions, invests at least 65% of total assets in securities
(Service       purchased on the basis of the potential for capital appreciation.
Shares)        Securities may be from large-cap, mid-cap or small-cap companies.
               Portfolio managers use a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a trend-oriented approach in structuring the portfolio and a sell discipline. Portfolio managers seek to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempt to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities generally have higher volatility than most debt securities. The Portfolio invests in companies that the portfolio manager feels have the potential for rapid growth, which may result in a higher risk of price volatility than a fund that emphasizes other styles of investing. Small and medium-sized companies may be more susceptible to price swings than larger companies because they have fewer financial resources, limited product and market diversification and many are dependent on a few key managers. Market trends refers to the risk that from time to time the stock market may not favor the growth securities in which the Portfolio invests. Inability to sell securities refers to the risk that securities of smaller companies trade in lower volume and may be less liquid than securities of larger, more established companies.

               INVESTMENT ADVISOR: ING Investments, LLC.

ING VP         INVESTMENT OBJECTIVE
MagnaCap       Seeks growth of capital, with dividend income as a secondary
(formerly      consideration.
Pilgrim
VP MagnaCap)   PRINCIPAL STRATEGIES
               Managed with the philosophy that companies that can best meet the
(Service       Portfolio's objectives have paid increasing dividends or have had
Shares)        the capability to pay rising dividends from their operations.
               Normally invests at least 65% of its assets in equity securities of companies that meet the following disciplined criteria:
               consistent dividends, substantial dividend increases, reinvested earnings, strong balance sheet, and attractive price. Equity securities may include common stocks, convertible securities, and rights or warrants. Normally investments are primarily in larger companies that are included in the largest 500 U.S. companies.
               Remainder of its assets may be invested in equity securities that the portfolio managers believe have growth potential because they represent an attractive value. In selecting securities, preservation of capital is also an important consideration.
               Assets that are not invested in equity securities may be invested in high quality debt securities.

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends, debt securities, credit risk, and risks of foreign investing. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities face

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               market, issuer and other risks, and their values may go up or down, sometimes rapidly and unpredictably. Equity securities generally have higher volatility than most debt securities. Market trends refers to the risk that from time to time the stock market may not favor the value securities that meet the Portfolio's disciplined investment criteria. Debt securities carry the risk that their value may fall when interest rates rise. Debt securities with longer maturities tend to be more sensitive to changes in interest rates. Credit risk refers to the risk that the Portfolio could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Foreign investments may be riskier than U.S. investments for many reasons, including changes in currency exchange rates, unstable political and economic conditions, a lack of adequate company information, differences in the way securities markets operate, less secure foreign banks or securities depositories than those in the U.S., and foreign controls on investment.

               INVESTMENT ADVISOR: ING Investments, LLC

ING VP         INVESTMENT OBJECTIVE
SmallCap       Seeks long-term capital appreciation.
Opportunities
(formerly      PRINCIPAL STRATEGIES
Pilgrim VP     Invests at least 65% of total assets in the common stock of
SmallCap       smaller, lesser-known U.S. companies that the portfolio manager
Opportunities) believes have above average prospects for growth. For this
               Portfolio smaller companies are those with market capitalizations
(Service       that fall within the range of companies in the Russell 2000
Shares)        Index, which is an index that measures the performance of small companies. The median market capitalization of companies held by the Portfolio as of February 29, 2000 was $1.876 billion.
               Portfolio manager uses a "top-down" disciplined investment process, which includes extensive database screening, frequent fundamental research, identification and implementation of a brand-oriented approach in structuring the portfolio and a sell discipline. Portfolio manager seeks to invest in companies expected to benefit most from the major social, economic and technological trends that are likely to shape the future of business and commerce over the next three to five years, and attempts to provide a framework for identifying the industries and companies expected to benefit most. This top-down approach is combined with rigorous fundamental research (a bottom-up approach) to guide stock selection and portfolio structure.

               PRINCIPAL RISKS
               The Portfolio may be affected by the following risks, among others: price volatility, market trends and inability to sell securities. Price volatility refers to the risk that the value of the Portfolio changes as the prices of its investments go up or down. Equity securities generally have higher volatility than most debt securities. The Portfolio invests in companies that the portfolio manager feels have above average prospects for growth, which may result in a higher risk of price volatility than a fund that emphasizes other styles of investing. Smaller companies may be more susceptible to price swings than larger companies because they have fewer financial resources, more limited product and market diversification and many are dependent on a few key managers. Market trends refers to the risk that from time to time the stock market may not favor the small sized growth securities in which the Portfolio invests. Inability to sell securities refers to the risk that securities of smaller companies usually trade in lower volume and may be less liquid than securities of larger, more established companies.

               INVESTMENT ADVISOR: ING Investments, LLC.

THE PIMCO VARIABLE INSURANCE TRUST

PIMCO High     INVESTMENT OBJECTIVE
Yield          Seeks maximum total return, consistent with preservation of capital and prudent investment management.

               PRINCIPAL STRATEGIES
               The portfolio seeks to achieve its investment objectives by investing under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities ("junk bonds") rated below investment grade but rated at least B by Moody's or S&P, or, if unrated, determined by PIMCO to be of comparable quality. The average portfolio duration of this Portfolio normally varies within a two-

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               to six-year time frame based on PIMCO's forecast for interest rates. The Portfolio may invest up to 15% of its assets in euro-denominated securities and may invest without limit in U.S. dollar-denominated securities of foreign issuers. The Portfolio normally will hedge at least 75% of its exposure to the euro to reduce the risk of loss due to fluctuations in currency exchange rates. The Portfolio may invest up to 15% of its assets in derivative instruments, such as options, futures contracts or swap agreements.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, High Yield Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign(non-US) Investment Risk, Currency Risk, and Leveraging Risk.

                    MANAGER RISK-
                    Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

                    HIGH YIELD RISK-
                    Portfolios that invest in high yield securities and unrated securities of similar credit quality (commonly known as "junk bonds") may be subject to greater levels of interest rate, credit and liquidity risk than Portfolios that do not invest in such securities. High yield securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

                    INTEREST RATE RISK-
                    As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

                    CREDIT RISK-
                    A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

                    MARKET RISK-
                    The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

                    ISSUER-
                    The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                    LIQUIDITY RISK-
                    Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

                    DERIVATIVES RISK-
                    Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

                    MORTGAGE RISK-
                    A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

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                    FOREIGN (NON-U.S.) INVESTMENT RISK-
                    A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

                    CURRENCY RISK-
                    Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                    LEVERAGING RISK-
                    Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISOR: Pacific Investment Management Company

PIMCO          INVESTMENT OBJECTIVE
StocksPLUS     Seeks total return which exceeds that of the S&P 500.
Growth and
Income         PRINCIPAL STRATEGIES
               The Portfolio seeks to exceed the total return of the S&P 500 by investing under normal circumstances substantially all of its assets in S&P 500 derivatives, backed by a portfolio of Fixed
               Income Instruments. The Portfolio uses S&P 500 derivatives in addition to or in the place of S&P 500 stocks to attempt to equal or exceed the performance of the S&P 500. The value of S&P 500 derivatives closely track changes in the value of the index.
               However, S&P 500 derivatives may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, so that the remainder of the assets may be invested in Fixed Income Instruments. PIMCO actively manages the fixed income assets held by the Portfolio with a view toward enhancing the Portfolio's total return, subject to an overall portfolio duration which is normally not expected to exceed one year.
               Assets not invested in equity securities or derivatives may be invested in Fixed Income Instruments. The Portfolio may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by PIMCO to be comparable quality. The Portfolio may invest up to 20% of its assets in securities denominated in foreign currencies and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Portfolio will normally hedge at least 75% of its exposure to foreign currency to reduce the risk of loss due to fluctuations in currency exchange rate. In addition, the Portfolio may lend its portfolio securities to brokers, dealers and other financial institutions to earn income.

               PRINCIPAL RISKS
               Principal risks include Manager Risk, Interest Rate Risk, Credit Risk, Market Risk, Issuer Risk, Liquidity Risk, Derivatives Risk, Mortgage Risk, Foreign(non-US) Investment Risk, Currency Risk, and Leveraging Risk.

                    MANAGER RISK-
                    Each Portfolio is subject to manager risk because it is an actively managed investment portfolio. PIMCO and each individual portfolio manager will apply investment techniques and risk analyses in making investment decisions for the Portfolio, but there can be no guarantee that these will produce the desired results.

                    INTEREST RATE RISK-
                    As interest rates rise, the value of fixed income securities held by a Portfolio are likely to decrease.

                    CREDIT RISK-
                    A Portfolio could lose money if the issuer or guarantor of a fixed income security, or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings.

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                    MARKET RISK-
                    The market price of securities owned by a Portfolio may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

                    ISSUER-
                    The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services.

                    LIQUIDITY RISK-
                    Liquidity risk exists when particular investments are difficult to purchase or sell. A Portfolio's investments in illiquid securities may reduce the returns of the Portfolio because it may be unable to sell the illiquid securities at an advantageous time or price.

                    DERIVATIVES RISK-
                    Derivatives are financial contracts whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. The various derivative instruments that the Portfolios may use are referenced under "Characteristics and Risks of Securities and Investment Techniques--Derivatives" in this Prospectus. Typically use derivatives as a substitute for taking a position in the underlying asset and/or part of a strategy designed to reduce exposure to other risks, such as interest rate or currency risk. Derivatives are subject to a number of risks described elsewhere in this section, such as liquidity risk, interest rate risk, market risk, credit risk management risk.

                    MORTGAGE RISK-
                    A Portfolio that purchases mortgage-related securities is subject to certain additional risks. Rising rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates.

                    FOREIGN (NON-U.S.) INVESTMENT RISK-
                    A Portfolio that invests in foreign securities may experience more rapid and extreme changes in value than a Portfolio that invests exclusively in securities of U.S. companies. The securities markets of many foreign countries are relatively small, with a limited number of industries. Additionally, issuers of foreign securities are usually not subject to the same degree of regulation as U.S. issuers.

                    CURRENCY RISK-
                    Portfolios that invest directly in foreign currencies or in securities that trade in, and receive revenues in, U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

                    LEVERAGING RISK-
                    Certain transactions may give rise to a form of leverage. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. PIMCO will segregate liquid assets or otherwise cover the transactions that may give rise to such risk.

               INVESTMENT ADVISER: Pacific Investment Management Company

PIONEER VARIABLE CONTRACTS TRUST

Pioneer Fund   INVESTMENT OBJECTIVE
VCT Portfolio  Seeks reasonable income and capital growth.

               PRINCIPAL STRATEGIES
               Invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. Invests the major portion of its assets in equity securities, primarily of U.S. issuers. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interest in real estate investment trusts and preferred stocks. Although the Portfolio focuses on securities that have paid dividends in the preceding 12 months, it may purchase or hold securities that do not provide income if the Portfolio expects them to increase in value. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at reasonable prices or substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values.

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               Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, and an evaluation of the issuer based on its financial statements and operations. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; above average potential for earnings and revenue growth; low market valuations relative to earnings forecast, book value, cash flow and sales; and a sustainable competitive advantage, such as a brand name, customer base, proprietary technology or economies of scale.

               PRINCIPAL RISKS
               Even though the Portfolio seeks reasonable income and capital growth, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term) or if value stocks fall out of favor with investors. The Portfolio's assets may also remain undervalued or not realize the potential value originally expected or the stocks selected for income may not achieve the same return as securities selected for capital growth.

               INVESTMENT ADVISER: Pioneer Investment Management, Inc.

Pioneer Mid-   INVESTMENT OBJECTIVE
Cap Value VCT  Seeks capital appreciation by investing in a diversified
Portfolio      portfolio of securities consisting primarily of common stocks.

               PRINCIPAL STRATEGIES
               Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in Standard & Poor's MidCap 400 Index. Equity securities include common stocks and other equity instruments, such as convertible debt, depositary receipts, warrants, rights, interests in real estate investment trusts and preferred stocks. Pioneer, the Portfolio's investment adviser, uses a value approach to select the Portfolio's investments. Using this investment style, Pioneer seeks securities selling at substantial discounts to their underlying values and holds these securities until the market values reflect their intrinsic values. Pioneer evaluates a security's potential value, including the attractiveness of its market valuation, based on the company's assets and prospects for earnings growth. In making that assessment, Pioneer employs due diligence and fundamental research, an evaluation of the issuer based on its financial statements and operations, employing a bottom-up analytic style. Pioneer focuses on the quality and price of individual issuers, not on economic sector or market-timing strategies. Factors Pioneer looks for in selecting investments include: favorable expected returns relative to perceived risk; management with demonstrated ability and commitment to the company; low market valuations relative to earnings forecast, book value, cash flow and sales; turnaround potential for companies that have been through difficult periods; estimated private market value in excess of current stock price; and issuers in industries with strong fundamentals such as increasing or sustainable demand and barriers to entry.

               PRINCIPAL RISKS
               Even though the Portfolio seeks capital appreciation, you could lose money on your investment or not make as much as if you invested elsewhere if the stock market goes down (this risk may be greater in the short term), if mid-size or value stocks fall out of favor with investors, or if the Portfolio's assets remain undervalued or do not have the potential value originally expected. The Portfolio also has risks associated with investing in mid-size companies. Compared to large companies, mid-size companies and the market for their equity securities, are likely to be more sensitive to changes in earnings results and investor expectations, have more limited product lines and capital resources, and experience sharper swings in the market values. It also might be harder to sell at the times and prices Pioneer thinks is appropriate and there may be a greater potential for gain and loss.

               INVESTMENT ADVISER: Pioneer Investment Management, Inc.

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PROFUNDS VP

ProFund VP     INVESTMENT OBJECTIVE
Bull           Seeks daily investment results, before fees and expenses, that correspond to the daily performance of the S&P 500 Stock Index.

               PRINCIPAL STRATEGIES
               Invests principally in a combination of securities and other financial instruments that in ProFund Advisors opinion should simulate the movement of the benchmark index, including futures contracts on stock indices and options on futures contracts, and equity caps, collars, floors, swaps, depository receipts and options on securities and stock indices. Uses a "passive" approach to investing referred to as "quantitative analysis." On the basis of this analysis, ProFund Advisors determines the type, quantity and mix of investment positions that a ProFund VP should hold to approximate the performance of its benchmark. ProFund Advisors does not make judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis. The ProFunds VP may invest in securities that are not included in their benchmarks if ProFund Advisors believes it is appropriate in view of the ProFunds' VP investment objectives. The ProFunds VP do not take temporary defensive positions.

               PRINCIPAL RISKS

                    MARKET RISK -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP should normally lose money on days when the index underlying their benchmark declines.

                    EQUITY RISK -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease.

                    CORRELATION RISK -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

                    RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index.

                    LIQUIDITY RISK -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

                    NON-DIVERSIFICATION RISK -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

                    SWAP COUNTERPARTY CREDIT RISK -- The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

               INVESTMENT ADVISOR: ProFund Advisors LLC

ProFund VP     INVESTMENT OBJECTIVE
Europe 30      Seeks daily investment results that correspond to the performance of the ProFunds Europe 30 Index.

               PRINCIPAL STRATEGIES
               Invests in securities and other financial instruments, such as futures and options on futures and American Depository Receipts in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the benchmark on a daily basis.

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               PRINCIPAL RISKS

                    MARKET RISK -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP should normally lose money on days when the index underlying their benchmark declines.

                    EQUITY RISK -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease.

                    CORRELATION RISK -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

                    RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index.

                    LIQUIDITY RISK -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

                    NON-DIVERSIFICATION RISK -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

                    SWAP COUNTERPARTY CREDIT RISK - The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

                    In addition to these principal risks, ProFund VP Europe 30 is also subject to the risk of foreign investing, which may involve risks no typically associated with investing in U.S. securities alone:

                         Many foreign countries lack uniform accounting and disclosure standards, or have standards that differ from U.S. standards. Accordingly, the ProFund VP Europe 30 may not have access to adequate or reliable company information.

                         The ProFund VP Europe 30 will be subject to the market, economic and political risks of the countries where it invests or where the companies represented in its benchmark are located.

                         The value of ADRs could change significantly as the currencies strengthen or weaken relative to the U.S. dollar. ProFund Advisors does not engage in activities designed to hedge against foreign currency fluctuations.

               INVESTMENT ADVISOR
               ProFund Advisors LLC

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ProFund VP     INVESTMENT OBJECTIVE
Small-Cap      Seeks daily investment results that correspond to the performance of the Russell 2000 Index.

               PRINCIPAL STRATEGIES
               Invests in securities and other financial instruments, such as futures and options on futures in pursuit of the portfolio's objective regardless of market conditions, trends or direction and seeks to provide correlation with the benchmark on a daily basis.

               PRINCIPAL RISKS

                    MARKET RISK -- The ProFunds VP are subject to market risks that will affect the value of their shares, including general economic and market conditions, as well as developments that impact specific economic sectors, industries or companies. Investors in the ProFunds VP should normally lose money on days when the index underlying their benchmark declines.

                    EQUITY RISK -- The equity markets are volatile, and the value of securities and futures and options contracts may fluctuate dramatically from day-to-day. This volatility may cause the value of an investment in a ProFund VP to decrease.

                    CORRELATION RISK -- A number of factors may affect a ProFund VP's ability to achieve a high correlation with its benchmark. There can be, however, no guarantee that the ProFunds VP will be able to achieve a high level of correlation. A failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective.

                    RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES -- The ProFunds VP use investment techniques that may be considered aggressive. Risks associated with the use of options, swaps, futures contracts and other similar instruments, particularly when used to create leverage, include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlation between the price of the contract and the underlying security or index.

                    LIQUIDITY RISK -- In certain circumstances, such as the disruption of the orderly markets for financial instruments in which the ProFunds VP invest, the ProFunds VP might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProFund Advisors. This may prevent the ProFunds VP from limiting losses or realizing gains.

                    NON-DIVERSIFICATION RISK -- The ProFunds VP are classified as "non-diversified" under the federal securities laws. They have the ability to concentrate a relatively high percentage of their investments in the securities of a small number of companies, if ProFund Advisors determines that doing so is the most efficient means of meeting their daily objective. This would make the performance of a ProFund VP more susceptible to a single economic, political or regulatory event than a more diversified mutual fund might be.

                    SWAP COUNTERPARTY CREDIT RISK - The ProFunds VP are subject to credit or performance risk on the amount each ProFund VP expects to receive from swap agreement counterparties. A swap counterparty default on its payment obligation to a ProFund VP will cause the value of the ProFund VP to decrease.

                    In addition to these Principal Risks, ProFund VP Small-Cap is subject to small company investment risk. The ProFund VP Small-Cap could experience greater risks than a fund which invests primarily in large capitalized, widely traded companies, such as:

                         Small company stocks tend to have greater fluctuations in price than the stocks of large companies;

                         There can be a shortage of reliable information on certain small companies, which at times can pose a risk;

                         Small companies tend to lack the financial and personnel resources to handle industry wide setbacks and, as a result, such setbacks could have a greater effect on the companies share prices; and

                         Small company stocks are typically less liquid than large company stocks and liquidating positions in turbulent market conditions could become difficult.

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               INVESTMENT ADVISOR: ProFund Advisors LLC

THE PRUDENTIAL SERIES FUND, INC.

Jennison       INVESTMENT OBJECTIVE
               Seeks to achieve long-term growth of capital.
(Class II
Shares)        PRINCIPAL STRATEGIES
               Invests primarily in equity securities of major, established corporations that the investment adviser believes offer above-average growth prospects. May invest up to 30% of total assets in foreign securities. Stocks are selected on a company-by-company basis using fundamental analysis. Investment adviser looks for companies that have had growth in earnings and sales, high returns on equity and assets or other strong financial characteristics. Normally invests 65% of total assets in common stocks and preferred stocks of companies with capitalization in excess of $1 billion.

               PRINCIPAL RISKS
               Principal risks of investing in the Portfolio are: company risk, derivatives risk, foreign investment risk, management risk, and market risk. Company risk refers to the risk that the price of the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Derivatives are subject to a number of risks, including liquidity risk, interest rate risk, market risk, credit risk and management risk. A portfolio investing in a derivative instrument could lose more than the principal amount invested. Foreign investment risk includes: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Because of differences in accounting standards and custody and settlement practices, investing in foreign securities generally involves more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Actively managed portfolios are subject to management risk, because there is no guarantee that the investment decisions made by the subadvisers for the portfolios will be successful. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

               INVESTMENT ADVISER: Prudential Investments LLC

               SUB-ADVISOR: Jennison Associates LLC

SP Jennison    INVESTMENT OBJECTIVE
International  Seeks long-term growth of capital.
Growth
               PRINCIPAL STRATEGIES
(Class II      Invests in equity-related securities of foreign issuers that the
Shares)        subadviser thinks will increase in value over a period of years.
               Invests primarily in the common stock of large and medium-sized foreign companies. Under normal circumstances, invests at least
               65% of total assets in common stock of foreign companies operating or based in at least five different countries. Looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies. These companies typically have characteristics such as above average growth in earnings and cash flow, improving profitability, strong balance sheets, management strength and strong market share for its products. Also tries to buy such stocks at attractive prices in relation to their growth prospects.

               PRINCIPAL RISKS
               Significant risks of investing in the Portfolio are: company risk, credit risk, derivatives risk, foreign investment risk, interest rate risk, and market risk. Company risk refers to the risk that the price of

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               the stock of a particular company can vary based on a variety of factors, such as the company's financial performance, changes in management and product trends, and the potential for takeover and acquisition. Credit risk refers to the risk that the issuer of debt obligations may be unable to make principal and interest payments when they are due. Derivatives are subject to interest rate risk, market risk and credit risk. They also involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Investing in foreign securities generally involves more risk than investing in securities of U.S. issuers such as: foreign market risk, currency risk and political developments. Foreign markets, especially those in developing countries, tend to be more volatile than U.S. markets and are generally not subject to regulatory requirements comparable to those in the U.S. Differences in accounting standards and custody and settlement practices of foreign securities generally involve more risk than investing in securities of U.S. issuers. Currency risk refers to the risk that changes in currency exchange rates may affect the value of foreign securities held by the Portfolio and the amount of income available for distribution. Political developments may adversely affect the value of the Portfolio's foreign securities. Interest rate risk refers to the risk that fixed income securities could lose value because of interest rate changes. For example, bonds tend to decrease in value if interest rates rise. Common stocks are subject to market risk stemming from factors independent of any particular security. Factors affecting market risk include political events, broad economic and social changes, and the mood of the investing public. Stocks issued by smaller companies may fluctuate in value more than the stocks of larger, more established companies.

               INVESTMENT ADVISER: Prudential Investments LLC

               SUB-ADVISOR: Jennison Associates LLC

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                        MORE INFORMATION ABOUT THE TRUSTS
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INVESTMENT MANAGEMENT FEES
--------------------------

GCG TRUST
Directed Services, Inc. serves as the overall manager to each portfolio of the GCG Trust. The GCG Trust pays Directed Services a monthly fee for its investment advisory and management services. The monthly fee is based on the average daily net assets of an investment portfolio, and in some cases, the combined total assets of certain grouped portfolios. Directed Services provides or procures, at its own expense, the services necessary for the operation of the portfolio, including retaining portfolio managers to manage the assets of the various portfolios. Directed Services (and not the GCG Trust) pays each portfolio manager a monthly fee for managing the assets of a portfolio, based on the annual rates of the average daily net assets of a portfolio. For a list of the portfolio managers, see the front cover of this prospectus. Directed Services does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expenses of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

AIM VARIABLE INSURANCE FUNDS
A I M Advisors, Inc. ("AIM") serves as the overall investment advisor to the AIM Variable Insurance Funds and is responsible for day-to-day management. AIM supervises all aspects of fund operations. AIM has engaged H.S. Dent Advisor, Inc. to serve as subadvisor and provide AIM with microeconomic, thematic, demographic, lifestyle trends and sector research, custom reports and investment and market capitalization recommendations to the fund.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND
Fidelity Management & Research Company (FMR) serves as the manager for each of the Fidelity Variable Insurance Products funds. Each fund pays a management fee to FMR. As the manager, FMR is responsible for choosing each fund's investments and handling its business affairs. Affiliates assist FMR with foreign

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investments. The management fee is calculated and paid to FMR every month. The fee is calculated by adding a group fee rate to an individual fund fee rate, dividing by twelve, and multiplying the result by each fund's average net assets throughout the month. The group fee is based on the average net assets of all the funds advised by FMR. FMR may, from time to time, agree to reimburse a class for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a class if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be discontinued by FMR at any time, can decrease a class" expenses and boost its performance.

ING VARIABLE INSURANCE TRUST, ING VARIABLE PRODUCTS TRUST, ING VP BOND PORTFOLIO ING Investments, LLC ("ING") serves as the overall manager of ING Variable Insurance Trust ING Variable Products Trust and ING VP Bond Portfolio. ING supervises all aspects of the Trusts' operations and provides investment advisory services to the portfolios of the Trusts, including engaging portfolio managers, as well as monitoring and evaluating the management of the assets of each portfolio by its portfolio manager. ING, as well as each portfolio manager it engages, is a wholly owned indirect subsidiary of ING Groep N.V. Except for agreements to reimburse certain expenses of the portfolio, ING does not bear any portfolio expenses.

INVESCO VARIABLE INVESTMENT FUNDS, INC.
INVESCO Funds Group, Inc. ("INVESCO") serves as investment adviser for the INVESCO Variable Investment Funds, Inc. INVESCO, with its affiliated companies, directs all aspects of the management of the INVESCO Variable Investment Funds, Inc. The INVESCO Variable Investment Funds, Inc. pays INVESCO a monthly advisory fee based on the average daily net assets of each portfolio.

PIMCO VARIABLE INSURANCE TRUST
Pacific Investment Management Company ("PIMCO") serves as investment advisor to each portfolio of the PIMCO Variable Insurance Trust. PIMCO provides the overall business management and administrative services necessary for each portfolio's operation. PIMCO provides or procures, at its own expense, the services and information necessary for the proper conduct of business and ordinary operation of each portfolio. The PIMCO Variable Insurance Trust pays PIMCO a monthly advisory fee and a separate monthly administrative fee per year, each fee based on the average daily net assets of each of the investment portfolios, for managing the assets of the portfolios and for administering the PIMCO Variable Insurance Trust. PIMCO does not bear the expense of brokerage fees and other transactional expenses for securities, taxes (if any) paid by a portfolio, interest on borrowing, fees and expense of the independent trustees, and extraordinary expenses, such as litigation or indemnification expenses.

PIONEER VARIABLE CONTRACTS TRUST
Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser to the Pioneer Variable Contracts Trust. As advisor, Pioneer selects each portfolio's investments and oversees the Portfolio's operations. The Pioneer Variable Contracts Trust pays Pioneer a monthly advisory fee from the assets of the portfolio which is based on the daily net assets of each portfolio.

PROFUNDS
ProFunds Advisors LLC serves as the investment advisor of the ProFunds. The ProFunds pay ProFunds Advisors LLC a monthly advisory fee based on the average daily net assets of each investment portfolio. Each portfolio pays its own administrative costs.

PRUDENTIAL SERIES FUND, INC.
The Prudential Insurance Company of America ("Prudential") and its subsidiary, Prudential Investments Fund Management LLC ("PIFM") serve as the overall investment advisers to the Prudential Series Fund. Prudential and PIFM are responsible for the management of the Prudential Series Fund and provide investment advice and related services. For the Prudential Jennison Portfolio and SP Jennison International Growth Portfolio, Prudential and PIFM engage Jennison Associates LLC to serve as sub-adviser and to provide day-to-day management. Prudential and PIFM pay the sub-adviser out of the fee they receive from the Prudential Series Fund. Each portfolio pays its own administrative costs.

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TRUST AND FUND EXPENSES
-----------------------
Each portfolio deducts portfolio management fees and charges from the amounts you have invested in the portfolios. In addition, certain portfolios deduct a service fee, which is used to compensate service providers for administrative and contract holder services provided on behalf of the portfolios, and certain portfolios deduct a distribution or 12b-1 fee, which is used to finance any activity that is primarily intended to result in the sale of shares of the applicable portfolio. Based on actual portfolio experience in 2001, together with estimated costs for new portfolios, total estimated portfolio fees and charges for 2002 range from 0.54% to 2.54%.

Additionally, we may receive compensation from the investment advisors, administrators or distributors of the portfolios in connection with administrative, distribution or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Contract. Some advisers, administrators or distributors may pay us more than others.

We generally receive 12b-1 fees from an investment portfolio, and/or compensation from an affiliate of an investment portfolio, for administration, distribution, or other services or cost savings attributable to our services. This compensation is usually based on portfolio assets attributable to our variable contracts; the amount varies, but may be as much as 0.50% of contract-related portfolio assets.

YOU CAN FIND MORE DETAILED INFORMATION ABOUT EACH PORTFOLIO INCLUDING ITS MANAGEMENT FEES IN THE PROSPECTUS FOR EACH TRUST OR FUND. YOU SHOULD READ THESE PROSPECTUSES BEFORE INVESTING. IF YOU WOULD LIKE A COPY OF ANY TRUST OR FUND PROSPECTUS, PLEASE CONTACT OUR CUSTOMER SERVICE CENTER AT (800) 366-0066.

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                                   APPENDIX C
--------------------------------------------------------------------------------

                 SURRENDER CHARGE FOR EXCESS WITHDRAWALS EXAMPLE

The following assumes you made an initial premium payment of $10,000 and additional premium payments of $10,000 in each of the second and third contract years, for total premium payments under the Contract of $30,000. It also assumes a withdrawal at the beginning of the fifth contract year of 15% of the contract value of $35,000. In this example, $3,500 ($35,000 x .10) is the maximum free withdrawal amount that you may withdraw during the contract year without a surrender charge. The total withdrawal would be $5,250 ($35,000 x .15). Therefore, $1,750 ($5,250 - $3,500) is considered an excess withdrawal of a part of the initial premium payment of $10,000 and would be subject to a 7% surrender charge of $122.50 ($1,750 x .07). This example does not take into account any Market Value Adjustment or deduction of any premium taxes.

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                                   APPENDIX D
--------------------------------------------------------------------------------

                                FIXED ACCOUNT II

Fixed Account II ("Fixed Account") is an optional fixed interest allocation offered during the accumulation phase of your variable annuity contract between you and Golden American Life Insurance Company ("Golden American," the "Company," "we" or "our"). The Fixed Account, which is a segregated asset account of Golden American, provides a means for you to invest on a tax-deferred basis and earn a guaranteed interest for guaranteed interest periods (Fixed Interest Allocation(s)). We will credit your Fixed Interest Allocation(s) with a fixed rate of interest. We currently offer Fixed Interest Allocations with guaranteed interest periods of 6 months, 1, 3, 5, 7 and 10 years. In addition, we may offer DCA Fixed Interest Allocations, which are 6-month and 1-year Fixed Interest Allocations available exclusively in connection with our dollar cost averaging program. We may not offer all guaranteed interest periods on all contracts and the rates for a given guaranteed interest period may vary among contracts. We set the interest rates periodically. We may credit a different interest rate for each interest period. The interest you earn in the Fixed Account as well as your principal is guaranteed by Golden American, as long as you do not take your money out before the maturity date for the applicable interest period. If you take your money out from a Fixed Interest Allocation more than 30 days before the applicable maturity date, we will apply a market value adjustment ("Market Value Adjustment"). A Market Value Adjustment could increase or decrease your contract value and/or the amount you take out. A surrender charge may also apply to withdrawals from your contract. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

For contracts sold in some states, not all Fixed Interest Allocations are available. You have a right to return a contract for a refund as described in the prospectus.

THE FIXED ACCOUNT
You may allocate premium payments and transfer your Contract value to the guaranteed interest periods of the Fixed Account during the accumulation period as described in the prospectus. Every time you allocate money to the Fixed Account, we set up a Fixed Interest Allocation for the guaranteed interest period you select. We will credit your Fixed Interest Allocation with a guaranteed interest rate for the interest period you select, so long as you do not withdraw money from that Fixed Interest Allocation before the end of the guaranteed interest period. Each guaranteed interest period ends on its maturity date which is the last day of the month in which the interest period is scheduled to expire.

Your Contract value in the Fixed Account is the sum of your Fixed Interest Allocations and the interest credited as adjusted for any withdrawals, transfers or other charges we may impose, including any Market Value Adjustment. Your Fixed Interest Allocation will be credited with the guaranteed interest rate in effect for the guaranteed interest period you selected when we receive and accept your premium or reallocation of Contract value. We will credit interest daily at a rate that yields the quoted guaranteed interest rate.

If you surrender, withdraw, transfer or annuitize your investment in a Fixed Interest Allocation more than 30 days before the end of the guaranteed interest period, we will apply a Market Value Adjustment to the transaction. A Market Value Adjustment could increase or decrease the amount you surrender, withdraw, transfer or annuitize, depending on current interest rates at the time of the transaction. You bear the risk that you may receive less than your principal because of the Market Value Adjustment.

GUARANTEED INTEREST RATES
Each Fixed Interest Allocation will have an interest rate that is guaranteed as long as you do not take your money out until its maturity date. We do not have a specific formula for establishing the guaranteed interest rates for the different guaranteed interest periods. We determine guaranteed interest rates at our sole discretion. We cannot predict the level of future interest rates but no Fixed Interest Allocation will ever have a guaranteed interest rate declared of less than 3% per year. For more information see the prospectus for the Fixed Account.

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TRANSFERS FROM A FIXED INTEREST ALLOCATION
You may transfer your Contract value in a Fixed Interest Allocation to one or more new Fixed Interest Allocations with new guaranteed interest periods, or to any of the subaccounts of Golden American's Separate Account B as described in the prospectus on the maturity date of a guaranteed interest period. The minimum amount that you can transfer to or from any Fixed Interest Allocation is $100. Transfers from a Fixed Interest Allocation may be subject to a Market Value Adjustment. If you have a special Fixed Interest Allocation that was offered exclusively with our dollar cost averaging program, cancelling dollar cost averaging will cause a transfer of the entire Contract value in such Fixed Interest Allocation to the Liquid Asset subaccount, and such a transfer will be subject to a Market Value Adjustment.

Please be aware that the benefit we pay under certain optional benefit riders will be adjusted by any transfers you make to and from the Fixed Interest Allocations during specified periods while the rider is in effect. See "Optional Riders" in the prospectus.

WITHDRAWALS FROM A FIXED INTEREST ALLOCATION
During the accumulation phase, you may withdraw a portion of your Contract value in any Fixed Interest Allocation. You may make systematic withdrawals of only the interest earned during the prior month, quarter or year, depending on the frequency chosen, from a Fixed Interest Allocation under our systematic withdrawal option. A withdrawal from a Fixed Interest Allocation may be subject to a Market Value Adjustment and a contract surrender charge. Be aware that withdrawals may have federal income tax consequences, including a 10% penalty tax, as well as state income tax consequences.

Please be aware that the benefit we pay under any of the optional benefit riders will be reduced by any withdrawals you made from the Fixed Interest Allocations during the period while the rider is in effect. See "Optional Riders" in the prospectus.

MARKET VALUE ADJUSTMENT
A Market Value Adjustment may decrease, increase or have no effect on your Contract value. We will apply a Market Value Adjustment (i) whenever you withdraw or transfer money from a Fixed Interest Allocation (unless made within 30 days before the maturity date of the applicable guaranteed interest period, or under the systematic withdrawal or dollar cost averaging program) and (ii) if on the annuity start date a guaranteed interest period for any Fixed Interest Allocation does not end on or within 30 days of the annuity start date.

A Market Value Adjustment may be positive, negative or result in no change. In general, if interest rates are rising, you bear the risk that any Market Value Adjustment will likely be negative and reduce your Contract value. On the other hand, if interest rates are falling, it is more likely that you will receive a positive Market Value Adjustment that increases your Contract value. In the event of a full surrender, transfer or annuitization from a Fixed Interest Allocation, we will add or subtract any Market Value Adjustment from the amount surrendered, transferred or annuitized. In the event of a partial withdrawal, transfer or annuitization, we will add or subtract any Market Value Adjustment from the total amount withdrawn, transferred or annuitized in order to provide the amount requested. If a negative Market Value Adjustment exceeds your Contract value in the Fixed Interest Allocation, we will consider your request to be a full surrender, transfer or annuitization of the Fixed Interest Allocation.

CONTRACT VALUE IN THE FIXED INTEREST ALLOCATIONS
On the contract date, the Contract value in any Fixed Interest Allocation in which you are invested is equal to the portion of the initial premium paid and designated for allocation to the Fixed Interest Allocation. On each business day after the contract date, we calculate the amount of Contract value in each Fixed Interest Allocation as follows:

     (1) We take the Contract value in the Fixed Interest Allocation at the end of the preceding business day.

     (2) We credit a daily rate of interest on (1) at the guaranteed rate since the preceding business day.

     (3)  We add (1) and

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     (4)  We subtract from (3) any transfers from that Fixed Interest
          Allocation.

     (5) We subtract from (4) any withdrawals, and then subtract any contract fees (including any rider charges) and premium taxes.
Additional premium payments and transfers allocated to the Fixed Account will be placed in a new Fixed Interest Allocation. The Contract value on the date of allocation will be the amount allocated. Several examples which illustrate how the Market Value Adjustment works are included in the prospectus for the Fixed Account

CASH SURRENDER VALUE
The cash surrender value is the amount you receive when you surrender the Contract. The cash surrender value of amounts allocated to the Fixed Account will fluctuate daily based on the interest credited to Fixed Interest Allocations, any Market Value Adjustment, and any surrender charge. We do not guarantee any minimum cash surrender value. On any date during the accumulation phase, we calculate the cash surrender value as follows: we start with your Contract value, then we adjust for any Market Value Adjustment, and then we deduct any surrender charge, any charge for premium taxes, the annual contract administrative fee (unless waived), and any optional benefit rider charge, and any other charges incurred but not yet deducted.

DOLLAR COST AVERAGING FROM FIXED INTEREST ALLOCATIONS
You may elect to participate in our dollar cost averaging program if you have at least $1,200 of Contract value in Fixed Account Interest Allocations with a guaranteed interest period of 1 year or less. The Fixed Interest Allocations serve as the source accounts from which we will, on a monthly basis, automatically transfer a set dollar amount of money to other Fixed Interest Allocations or contract investment portfolio subaccounts selected by you.

The dollar cost averaging program is designed to lessen the impact of market fluctuation on your investment. Since we transfer the same dollar amount to subaccounts each month, more units of a subaccount are purchased if the value of its unit is low and fewer units are purchased if the value of its unit is high. Therefore, a lower than average value per unit may be achieved over the long term. However, we cannot guarantee this. When you elect the dollar cost averaging program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels. You elect the dollar amount you want transferred under this program. Each monthly transfer must be at least $100. You may change the transfer amount once each contract year.

Transfers from a Fixed Interest Allocation under the dollar cost averaging program are not subject to a Market Value Adjustment.

We may in the future offer additional subaccounts or withdraw any subaccount or Fixed Interest Allocation to or from the dollar cost averaging program or otherwise modify, suspend or terminate this program. Of course, such change will not affect any dollar cost averaging programs in operation at the time.

SUSPENSION OF PAYMENTS
We have the right to delay payment of amounts from a Fixed Interest Allocation for up to 6 months.

MORE INFORMATION
See the prospectus for Fixed Account II.

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                                   APPENDIX E
--------------------------------------------------------------------------------

                             FIXED INTEREST DIVISION


A Fixed Interest Division option is available through the group and individual deferred variable annuity contracts offered by Golden American Life Insurance Company. The Fixed Interest Division is part of the Golden American General Account. Interests in the Fixed Interest Division have not been registered under the Securities Act of 1933, and neither the Fixed Interest Division nor the General Account are registered under the Investment Company Act of 1940.

Interests in the Fixed Interest Division are offered in certain states through an Offering Brochure, dated May 1, 1999. The Fixed Interest Division is different from the Fixed Account which is described in the prospectus but which is not available in your state. If you are unsure whether the Fixed Account is available in your state, please contact our Customer Service Center at (800) 366-0066. When reading through the Prospectus, the Fixed Interest Division should be counted among the various investment options available for the allocation of your premiums, in lieu of the Fixed Account. The Fixed Interest Division may not be available in some states. Some restrictions may apply.

You will find more complete information relating to the Fixed Interest Division in the Offering Brochure. Please read the Offering Brochure carefully before you invest in the Fixed Interest Division.

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                                   APPENDIX F
--------------------------------------------------------------------------------

          WITHDRAWAL ADJUSTMENT FOR 7% SOLUTION DEATH BENEFIT EXAMPLES
                     FOR OTHER THAN MAY-2002 CONTRACT OWNERS

EXAMPLE #1: THE CONTRACT VALUE (AV) IS LOWER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000 (including credits), AV at the time of withdrawal of $87,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

CALCULATE THE EFFECT OF THE WITHDRAWAL

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $80,000 ($87,000 - $7,000)

               The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

          2. Pro rata Withdrawal Adjustment to MGDB = $30,000 ($120,000 * ($20,000 / $80,000))

               MGDB after Pro rata Withdrawal = $90,000 ($120,000 - $30,000)

               AV after Pro rata Withdrawal = $60,000 ($80,000 - $20,000)

EXAMPLE #2: THE CONTRACT VALUE (AV) IS GREATER THAN THE DEATH BENEFIT

     Assume a premium payment of $100,000 (including credits), AV at the time of withdrawal of $167,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

CALCULATE THE EFFECT OF THE WITHDRAWAL

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $160,000 ($167,000 - $7,000)

               The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

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          2. Pro rata Withdrawal Adjustment to MGDB = $15,000 ($120,000 * ($20,000 / $160,000))

               MGDB after Pro rata Withdrawal = $105,000 ($120,000 - $15,000)

               AV after Pro rata Withdrawal = $140,000 ($160,000 - $20,000)

EXAMPLE #3: THE CONTRACT VALUE (AV) IS EQUAL TO THE DEATH BENEFIT

     Assume a premium payment of $100,000 (including credits), AV at the time of withdrawal of $127,000 and a 7% Solution minimum guarantee death benefit ("MGDB") at the time of withdrawal of $127,000. A total withdrawal of $27,000 is made. The withdrawal is a combination of Special Withdrawal and Pro rata Withdrawal.

CALCULATE THE EFFECT OF THE WITHDRAWAL

          1.   The Special Withdrawal is $7,000 (7% of $100,000).

               MGDB after Special Withdrawal = $120,000 ($127,000 - $7,000)

               AV after Special Withdrawal = $120,000 ($127,000 - $7,000)

               The Pro rata Withdrawal is $20,000 ($27,000 - $7,000).

          2. Pro rata Withdrawal Adjustment to MGDB = $20,000 ($120,000 * ($20,000 / $120,000))

               MGDB after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

               AV after Pro rata Withdrawal = $100,000 ($120,000 - $20,000)

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                                   APPENDIX G
--------------------------------------------------------------------------------

             DEATH BENEFITS FOR PRE-2000 AND YR-2000 CONTRACT OWNERS

Your death benefits and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you chose. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001 and May-2002 contract owners.

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase).

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

The purpose of this Appendix is to describe the death benefits and the mortality and expense risk charges applicable to contract owners in Pre-2000 and Yr-2000. The DEATH BENEFITS applicable to contract owners in Yr-2001 and May-2001 are described in Appendix H. The death benefits for contract owners in May-2002 are described in the prospectus.

The following is a description of the death benefit options for contract owners in Pre-2000 and Yr-2000. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A FULL DESCRIPTION OF YOUR DEATH BENEFIT OPTIONS AND OTHER CONTRACT FEATURES. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

DEATH BENEFIT
Under the STANDARD DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     IF YOU ARE IN PRE-2000:

          1) the contract value minus any credits added within 1 year prior to death;

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          2) the total premium payments made under the Contract after subtracting any withdrawals; or

          3)   the cash surrender value.

     IF YOU ARE IN YR-2000:

          1) the contract value minus any credits added within 1 year prior to death;

          2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal;

          3)   the cash surrender value; or

          4) the total premium payments plus credits made under the Contract reduced by a pro rata adjustment for any withdrawals, minus any credits added within 1 year prior to death.

Under the 7% SOLUTION ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

          1) the contract value minus any credits added within 1 year prior to death;

          2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawals*;

          3)   the cash surrender value; or

          4) the enhanced death benefit minus any credits added within 1 year of death, which we determine as follows:

               IF YOU ARE IN PRE-2000:

               We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we subtract any withdrawals (including any market value adjustment applied to such withdrawal) since the preceding day, and then we subtract any associated surrender charges. The maximum enhanced death benefit is 2 times all premium payments and credits added, less an amount to reflect withdrawals.

               Note: The actual interest rate used for calculating the death benefit for the Liquid Asset and Limited Maturity Bond investment portfolios will be the lesser of the 7% annual effective rate or the net rate of return for such portfolios during the applicable period. The interest rate used for calculating the death benefit for your investment in the fixed account will be the lesser of the 7% annual effective rate or the interest credited to such investment during the applicable period. Thus, selecting these investments may limit the enhanced death benefit.

               IF YOU ARE IN YR-2000:

               We credit interest each business day at the 7% annual effective rate to the enhanced death benefit from the preceding day (which would be the initial premium and the credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, then we adjust for any withdrawals (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. Special withdrawals are withdrawals of up to 7% per year of cumulative premiums and premium credits. Special withdrawals shall reduce the 7% Solution Enhanced Death Benefit by the amount of contract value withdrawn. For any withdrawals in excess of the amount available as a special withdrawal, a pro rata adjustment to the death benefit is made. The maximum enhanced death benefit is 3 times all premium payments and credits added, adjusted to reflect withdrawals. Each accumulated initial or additional premium

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               payment and credit will continue to grow at the 7% annual effective rate until the maximum enhanced death is reached or the contract owner attains age 80, if earlier.

               Note for current Special Funds: Certain investment portfolios and the Fixed Account are designated as "Special Funds" for purposes of calculating the 7% Solution Enhanced Death Benefit. In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio. The actual interest rate used for calculating the 7% Solution Enhanced Death Benefit for Special Funds will be the lesser of (1) 7% and (2) the interest rate, positive or negative, providing a yield on the enhanced death benefit for Special Funds equal to the net return for the current valuation period on the contract value allocated to Special Funds. We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Thus selecting these investment portfolios and/or the Fixed Account may limit or reduce the enhanced death benefit.

               * For contracts in Pre-2000, total premium payments made under the Contract after subtracting any withdrawals.

Under the ANNUAL RATCHET ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greatest of:

     1) the contract value minus any credits added within 1 year prior to death;

     2) the total premium payments made under the Contract reduced by a pro rata adjustment for any withdrawal*;

     3)   the cash surrender value; or

     4) the enhanced death benefit minus any credits added within 1 year prior to death, which is determined as follows: On each contract anniversary that occurs on or before the contract owner turns age 80, we compare the prior enhanced death benefit to the contract value and select the larger amount as the new enhanced death benefit. On all other days, the enhanced death benefit is the following amount: On a daily basis we first take the enhanced death benefit from the preceding day (which would be the initial premium paid and credit added if the preceding day is the contract date), then we add additional premiums paid and credits added since the preceding day, and then we adjust for any withdrawals on a pro-rata basis* (including any market value adjustment applied to such withdrawal and any associated surrender charges) since the preceding day. That amount becomes the new enhanced death benefit.

               * For contracts in Pre-2000, withdrawals are subtracted on a dollar for dollar, not pro-rata, basis.


Under the MAX 7 ENHANCED DEATH BENEFIT, if you die before the annuity start date, your beneficiary will receive the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit. THE MAX 7 ENHANCED DEATH BENEFIT IS NOT AVAILABLE TO PRE-2000 CONTRACT OWNERS.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. ALL ENHANCED DEATH BENEFITS MAY NOT BE AVAILABLE IN EVERY STATE OR UNDER ALL CONTRACTS.

MORTALITY AND EXPENSE RISK CHARGE
The mortality and expense risk charge depends on the category of contract owners to which you belong and on the death benefit that you chose. The mortality and expense risk charge for May-2002 contract owners is shown in the Prospectus. The mortality and expense risk charge (depending on the death benefit you chose)

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and the asset-based administrative charge, on an annual basis, for Pre-2000 and Yr-2000 contract owners are as follows:

---------
PRE-2000:
---------

     ------------------------------------------------------------------------------------------------------------------
                                                          STANDARD                 ENHANCED DEATH BENEFITS
                                                       DEATH BENEFIT         ANNUAL RATCHET          7% SOLUTION
     ------------------------------------------------------------------------------------------------------------------
       Mortality & Expense Risk Charge                     1.25%                  1.40%                 1.55%
       Asset-Based Administrative Charge                   0.15%                  0.15%                 0.15%
                                                           -----                  -----                 -----
           Total                                           1.40%                  1.55%                 1.70%
     ------------------------------------------------------------------------------------------------------------------

The charge is deducted each business day at the rate of .003446% (Standard); ..003863% (Annual Ratchet); or .004280% (7% Solution), respectively, for each day since the previous business day.

EXPENSE EXAMPLES FOR PRE-2000
The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually. Each example assumes election of the 7% Solution Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $86,000). Examples 1 and 2 also assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, except for the Liquid Asset and Limited Maturity Bond portfolios, where the assumed charge is 0.50% annually, and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing by 7% per year (or by 5%, the assumed net rate for Liquid Asset and Limited Maturity Bond portfolios). The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base, but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit or the Annual Ratchet Enhanced Death Benefit is elected instead of the 7% Solution Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

GPP-121808
                                       G4

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $120             $201              $274             $420
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $127             $223              $309             $483
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $120             $202              $276             $423
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $120             $202              $276             $423
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $120             $201              $274             $420
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $128             $226              $313             $491
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $121             $205              $280             $432
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $121             $203              $278             $428
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $112             $179              $238             $352
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $112             $179              $238             $352
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $118             $197              $267             $408
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Research                                           $118             $197              $267             $408
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $121             $203              $278             $428
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $118             $197              $267             $408
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $119             $199              $270             $413

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $124             $214              $294             $457
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $118             $195              $264             $403
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $119             $197              $268             $409
--------------------------------------------------------------------------------------------------------------------

  THE GALAXY VIP FUND
--------------------------------------------------------------------------------------------------------------------
  Asset Allocation                                   $120             $201              $274             $421
--------------------------------------------------------------------------------------------------------------------
  Equity                                             $120             $201              $274             $420
--------------------------------------------------------------------------------------------------------------------
  Growth and Income                                  $124             $213              $293             $455
--------------------------------------------------------------------------------------------------------------------
  High Quality Bond                                  $120             $202              $276             $424
--------------------------------------------------------------------------------------------------------------------
  Small Company Growth                               $135             $245              $344             $545
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       G5

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $122             $207              $284             $438

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $117             $193              $260             $395
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities                        $121             $203              $277             $427
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $121             $203              $277             $427
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $121             $203              $277             $427
--------------------------------------------------------------------------------------------------------------------

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Financial Services                   $120             $202              $276             $424
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $120             $202              $276             $423
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $124             $212              $291             $452
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $123             $211              $290             $450
--------------------------------------------------------------------------------------------------------------------

  THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield                                   $117             $193              $260             $395
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $116             $190              $255             $386
--------------------------------------------------------------------------------------------------------------------

  PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                                   $120             $201              $275             $422
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $121             $203              $278             $428
--------------------------------------------------------------------------------------------------------------------

  PROFUNDS
  ProFund VP Bull                                    $130             $229              $319             $501
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $129             $226              $315             $494
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $132             $237              $331             $522

  THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
  Jennison                                           $120             $201              $275             $422
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $132             $237              $332             $523
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       G6

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $40              $121              $204             $420
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $47              $143              $239             $483
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $40              $122              $206             $423
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $40              $122              $206             $423
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $40              $121              $204             $420
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $48              $146              $243             $491
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $41              $125              $210             $432
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $41              $123              $208             $428
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $32              $ 99              $168             $352
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $32              $ 99              $168             $352
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $38              $117              $197             $408
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Research                                           $38              $117              $197             $408
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $41              $123              $208             $428
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $38              $117              $197             $408
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $39              $119              $200             $413

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $44              $134              $224             $457
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $38              $115              $194             $403
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $39              $117              $198             $409
--------------------------------------------------------------------------------------------------------------------

  THE GALAXY VIP FUND
--------------------------------------------------------------------------------------------------------------------
  Asset Allocation                                   $40              $121              $204             $421
--------------------------------------------------------------------------------------------------------------------
  Equity                                             $40              $121              $204             $420
--------------------------------------------------------------------------------------------------------------------
  Growth and Income                                  $44              $133              $223             $455
--------------------------------------------------------------------------------------------------------------------
  High Quality Bond                                  $40              $122              $206             $424
--------------------------------------------------------------------------------------------------------------------
  Small Company Growth                               $55              $165              $274             $545
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       G7

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $42              $127              $214             $438

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $37              $113              $190             $395
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
  ING VP Growth Opportunities                        $41              $123              $207             $427
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $41              $123              $207             $427
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $41              $123              $207             $427

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                   $40              $122              $206             $424
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $40              $122              $206             $423
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $44              $132              $221             $452
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $43              $131              $220             $450

  THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield                                   $37              $113              $190             $395
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $36              $110              $185             $386

  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                   $40              $121              $205             $422
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $41              $123              $208             $428

  PROFUNDS
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                                    $50              $149              $249             $501
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $49              $146              $245             $494
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $52              $157              $261             $522

  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $40              $121              $205             $422
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $52              $157              $262             $523
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       G8

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $109             $168              $221             $319
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $109             $169              $221             $320
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $109             $168              $221             $319
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $117             $191              $258             $392
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $109             $168              $221             $319
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $109             $168              $221             $319
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $109             $170              $223             $324
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $109             $170              $223             $324
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $109             $169              $221             $320
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $118             $194              $263             $401
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $109             $168              $221             $319
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $110             $173              $228             $334
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $110             $172              $226             $329
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $109             $168              $221             $319
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $104             $154              $196             $271
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $104             $154              $196             $271
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $108             $165              $215             $307
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Research                                           $108             $165              $215             $307
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $110             $172              $226             $329
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $108             $165              $215             $307
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $108             $167              $218             $313

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $113             $182              $243             $362
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $107             $163              $211             $301
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $108             $165              $215             $308
--------------------------------------------------------------------------------------------------------------------

  THE GALAXY VIP FUND
--------------------------------------------------------------------------------------------------------------------
  Asset Allocation                                   $109             $169              $222             $321
--------------------------------------------------------------------------------------------------------------------
  Equity                                             $109             $169              $221             $320
--------------------------------------------------------------------------------------------------------------------
  Growth and Income                                  $113             $181              $242             $360
--------------------------------------------------------------------------------------------------------------------
  High Quality Bond                                  $109             $170              $224             $325
--------------------------------------------------------------------------------------------------------------------
  Small Company Growth                               $125             $215              $296             $461
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                       G9

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $111             $175              $232             $341

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $106             $160              $207             $293
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
  ING VP Growth Opportunities                        $110             $171              $225             $328
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $110             $171              $225             $328
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $110             $171              $225             $328

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                   $109             $170              $224             $325
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $109             $170              $223             $324
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $113             $180              $240             $357
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $113             $180              $239             $355

  THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield                                   $106             $160              $207             $293
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $105             $157              $202             $282

  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                   $109             $169              $222             $322
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $110             $172              $226             $329

  PROFUNDS
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                                    $119             $198              $269             $412
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $118             $195              $265             $404
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $122             $206              $282             $436

  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $109             $169              $222             $322
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                      G10

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $29              $ 88              $151             $319
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $29              $ 89              $151             $320
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $29              $ 88              $151             $319
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $37              $111              $188             $392
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $29              $ 88              $151             $319
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $29              $ 88              $151             $319
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $29              $ 90              $153             $324
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $29              $ 90              $153             $324
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $29              $ 89              $151             $320
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $38              $114              $193             $401
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $29              $ 88              $151             $319
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $30              $ 93              $158             $334
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $30              $ 92              $156             $329
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $29              $ 88              $151             $319
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $24              $ 74              $126             $271
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $24              $ 74              $126             $271
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $28              $ 85              $145             $307
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Research                                           $28              $ 85              $145             $307
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $30              $ 92              $156             $329
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $28              $ 85              $145             $307
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $28              $ 87              $148             $313

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $33              $102              $173             $362
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $27              $ 83              $141             $301
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $28              $ 85              $145             $308
--------------------------------------------------------------------------------------------------------------------

  THE GALAXY VIP FUND
--------------------------------------------------------------------------------------------------------------------
  Asset Allocation                                   $29              $ 89              $152             $321
--------------------------------------------------------------------------------------------------------------------
  Equity                                             $29              $ 89              $151             $320
--------------------------------------------------------------------------------------------------------------------
  Growth and Income                                  $33              $101              $172             $360
--------------------------------------------------------------------------------------------------------------------
  High Quality Bond                                  $29              $ 90              $154             $325
--------------------------------------------------------------------------------------------------------------------
  Small Company Growth                               $45              $135              $226             $461
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                      G11

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $31              $ 95              $162             $341

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $26              $ 80              $137             $293
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities                        $30              $ 91              $155             $328
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $30              $ 91              $155             $328
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $30              $ 91              $155             $328
--------------------------------------------------------------------------------------------------------------------

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Financial Services                   $29              $ 90              $154             $325
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $29              $ 90              $153             $324
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $33              $100              $170             $357
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $33              $100              $169             $355
--------------------------------------------------------------------------------------------------------------------

  THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield                                   $26              $ 80              $137             $293
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $25              $ 77              $132             $282
--------------------------------------------------------------------------------------------------------------------

  PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                                   $29              $ 89              $152             $322
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $30              $ 92              $156             $329
--------------------------------------------------------------------------------------------------------------------

  PROFUNDS
  ProFund VP Bull                                    $39              $118              $199             $412
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $38              $115              $195             $404
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $42              $126              $212             $436

  THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
  Jennison                                           $29              $ 89              $152             $322
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                      G12

--------
Yr-2000:
--------

   ------------------------------------------------------------------------------------------------------------------------
                                                         STANDARD                          ENHANCED DEATH BENEFITS
                                                       DEATH BENEFIT         ANNUAL RATCHET      7% SOLUTION      MAX 7
   ------------------------------------------------------------------------------------------------------------------------
    Mortality & Expense Risk Charge                        1.30%                 1.45%              1.65%         1.75%
    Asset-Based Administrative Charge                      0.15%                 0.15%              0.15%         0.15%
                                                           -----                 -----              -----         -----
        Total                                              1.45%                 1.60%              1.80%         1.90%
   ------------------------------------------------------------------------------------------------------------------------

The charge is deducted each business day at the rate of .003585% (Standard); ..004002% (Annual Ratchet); 004558% (7% Solution); or .004837% (Max 7),
respectively, for each day since the previous business day.

EXPENSE EXAMPLES FOR YR-2000
The following four examples are designed to show you the expenses you would pay on a $1,000 investment, plus a credit of $40, that earns 5% annually. Each example assumes election of the Max 7 Enhanced Death Benefit. The examples reflect the deduction of a mortality and expense risk charge, an asset-based administrative charge, and the annual contract administrative charge as an annual charge of 0.05% of assets (based on an average contract value of $86,000). In addition, Examples 1 and 2 assume you elected an optional benefit rider with the highest cost, an assumed charge of 0.75% annually, where the rider base is equal to the initial premium and increases by 7% annually, except for the Liquid Asset and Limited Maturity Bond portfolios, where the charge is 0.50% annually, and assume the rider charge is assessed each quarter on a base equal to the hypothetical $1,000 premium increasing by 7% per year (or by 5%, the assumed net rate for Liquid Asset and Limited Maturity Bond portfolios). The annual charge of 0.75% results from the assumption of a 7% annual increase in the rider base but only a 5% earnings increase in the contract value before expenses. Thus, 0.75% represents an annual charge over the 10-year period which is equivalent to an increasing charge of 0.125% per quarter over the same period. If the Standard Death Benefit, the Annual Ratchet Enhanced Benefit or the 7% Solution Enhanced Death Benefit is elected instead of the Max 7 Enhanced Death Benefit used in the examples, the actual expenses will be less than those represented in the examples. Note that surrender charges may apply if you choose to annuitize your Contract within the first 5 contract years, and under certain circumstances, within the first 9 contract years. Thus, in the event you annuitize your Contract under circumstances which require a surrender charge, you should refer to Examples 1 and 3 below which assume applicable surrender charges.

GPP-121808
                                      G13

Example 1:
If you surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $122             $207              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $129             $228              $318             $499
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $122             $207              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $130             $231              $323             $507
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $123             $211              $290             $450
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $123             $209              $288             $445
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $122             $206              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $114             $185              $248             $371
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $114             $185              $248             $371
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $124             $214              $295             $458
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $120             $203              $277             $426
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Research                                           $120             $203              $277             $426
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $123             $209              $288             $445
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $120             $203              $277             $426
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $121             $205              $280             $431
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $121             $205              $280             $431

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $126             $219              $304             $474
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND

  Fidelity VIP Equity-Income                         $120             $201              $275             $422
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $121             $204              $279             $430
--------------------------------------------------------------------------------------------------------------------

  THE GALAXY VIP FUND
--------------------------------------------------------------------------------------------------------------------
  Asset Allocation                                   $122             $207              $284             $438
--------------------------------------------------------------------------------------------------------------------
  Equity                                             $122             $207              $283             $437
--------------------------------------------------------------------------------------------------------------------
  Growth and Income                                  $126             $219              $302             $472
--------------------------------------------------------------------------------------------------------------------
  High Quality Bond                                  $122             $208              $286             $442
--------------------------------------------------------------------------------------------------------------------
  Small Company Growth                               $137             $251              $353             $559
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                      G14

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $124             $213              $293             $456

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities                        $123             $209              $287             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $123             $209              $287             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $123             $209              $287             $444
--------------------------------------------------------------------------------------------------------------------

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Financial Services                   $122             $208              $286             $442
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $122             $208              $285             $441
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $126             $218              $301             $469
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $125              $217             $300             $467
--------------------------------------------------------------------------------------------------------------------

  THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield                                   $119             $199              $270             $413
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $118             $196              $265             $404
--------------------------------------------------------------------------------------------------------------------

  PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                                   $122             $207              $284             $439
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $123             $209              $288             $445
--------------------------------------------------------------------------------------------------------------------

  PROFUNDS
  ProFund VP Bull                                    $132             $235              $328             $517
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $131             $232              $324             $510
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $134             $243              $340             $538

  THE PRUDENTIAL SERIES FUND, INC.
--------------------------------------------------------------------------------------------------------------------
  Jennison                                           $122             $207              $284             $439
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $134             $243              $341             $538
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                      G15

Example 2:
If you do not surrender your Contract at the end of the applicable time period and elected both the earnings multiplier benefit rider and another optional benefit rider with the highest charge, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $42              $127              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $49              $148              $248             $499
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $42              $127              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $50              $151              $253             $507
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $43              $131              $220             $450
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $43              $129              $218             $445
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $42              $126              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $34              $105              $178             $371
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $34              $105              $178             $371
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $44              $134              $225             $458
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $40              $123              $207             $426
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Research                                           $40              $123              $207             $426
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $43              $129              $218             $445
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $40              $123              $207             $426
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $41              $125              $210             $431
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $41              $125              $210             $431

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $46              $139              $234             $474
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $40              $121              $205             $422
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $41              $124              $209             $430
--------------------------------------------------------------------------------------------------------------------

  THE GALAXY VIP FUND
--------------------------------------------------------------------------------------------------------------------
  Asset Allocation                                   $42              $127              $214             $438
--------------------------------------------------------------------------------------------------------------------
  Equity                                             $42              $127              $213             $437
--------------------------------------------------------------------------------------------------------------------
  Growth and Income                                  $46              $139              $232             $472
--------------------------------------------------------------------------------------------------------------------
  High Quality Bond                                  $42              $128              $216             $442
--------------------------------------------------------------------------------------------------------------------
  Small Company Growth                               $57              $171              $283             $559
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                      G16

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $44              $133              $223             $456

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
  ING VP Growth Opportunities                        $43              $129              $217             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $43              $129              $217             $444
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $43              $129              $217             $444

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                   $42              $128              $216             $442
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $42              $128              $215             $441
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $46              $138              $231             $469
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $45              $137              $230             $467

  THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield                                   $39              $119              $200             $413
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $38              $116              $195             $404

  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                   $42              $127              $214             $439
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $43              $129              $218             $445

  PROFUNDS
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                                    $52              $155              $258             $517
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $51              $152              $254             $510
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $54              $163              $270             $538
--------------------------------------------------------------------------------------------------------------------

  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $42              $127              $214             $439
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $54              $163              $271             $538
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                      G17

Example 3:
If you surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $111             $175              $231             $340
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $119             $197              $268             $410
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $111             $175              $231             $340
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $120             $200              $273             $419
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $112             $179              $239             $354
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $112             $178              $236             $349
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $111             $175              $231             $339
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $106             $160              $207             $292
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $106             $160              $207             $292
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $113             $182              $244             $363
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $110             $171              $225             $327
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Research                                           $110             $171              $225             $327
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $112             $178              $236             $349
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $110             $171              $225             $327
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $110             $173              $228             $333
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $110             $173              $228             $333

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $115             $188              $253             $381
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $109             $169              $222             $322
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $110             $172              $227             $331
--------------------------------------------------------------------------------------------------------------------

  THE GALAXY VIP FUND
--------------------------------------------------------------------------------------------------------------------
  Asset Allocation                                   $111             $175              $232             $341
--------------------------------------------------------------------------------------------------------------------
  Equity                                             $111             $175              $231             $340
--------------------------------------------------------------------------------------------------------------------
  Growth and Income                                  $115             $187              $252             $379
--------------------------------------------------------------------------------------------------------------------
  High Quality Bond                                  $112             $176              $234             $345
--------------------------------------------------------------------------------------------------------------------
  Small Company Growth                               $127             $221              $306             $477
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                      G18

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $113             $181              $242             $361

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
  ING VP Growth Opportunities                        $112             $177              $236             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $112             $177              $236             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $112             $177              $236             $348

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Financial Services                   $112             $176              $234             $345
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $111             $176              $233             $344
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $115             $186              $250             $376
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $115             $186              $249             $374

  THE PIMCO VARIABLE INSURANCE TRUST
--------------------------------------------------------------------------------------------------------------------
  PIMCO High Yield                                   $108             $167              $218             $313
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $107             $163              $213             $303

  PIONEER VARIABLE CONTRACTS TRUST
--------------------------------------------------------------------------------------------------------------------
  Pioneer Fund VCT                                   $111             $176              $232             $342
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $112             $178              $236             $349

  PROFUNDS
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Bull                                    $121             $204              $279             $430
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $120             $201              $275             $422
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $124             $212              $292             $453
--------------------------------------------------------------------------------------------------------------------

  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $111             $176              $232             $342
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $124             $212              $292             $454
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                      G19

Example 4:
If you do not surrender your Contract at the end of the applicable time period and did not elect the earnings multiplier benefit rider or any other optional benefit rider, you would pay the following expenses for each $1,000 invested:

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  THE GCG TRUST
  All Cap                                            $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Capital Appreciation                               $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Capital Growth                                     $31              $ 95              $161             $340
--------------------------------------------------------------------------------------------------------------------
  Capital Guardian Small Cap                         $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Core Bond                                          $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Developing World                                   $39              $117              $198             $410
--------------------------------------------------------------------------------------------------------------------
  Diversified Mid-Cap                                $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Growth                                      $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Equity Income                                      $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Focus Value                                        $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  Fully Managed                                      $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Fundamental Growth                                 $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  Global Franchise                                   $33              $102              $174             $363
--------------------------------------------------------------------------------------------------------------------
  Growth                                             $31              $ 95              $161             $340
--------------------------------------------------------------------------------------------------------------------
  Hard Assets                                        $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  International Enhanced EAFE                        $33              $102              $174             $363
--------------------------------------------------------------------------------------------------------------------
  International Equity                               $33              $102              $174             $363
--------------------------------------------------------------------------------------------------------------------
  Internet Tollkeeper                                $40              $120              $203             $419
--------------------------------------------------------------------------------------------------------------------
  Investors                                          $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  J.P. Morgan Fleming Small Cap Equity               $32              $ 99              $169             $354
--------------------------------------------------------------------------------------------------------------------
  Janus Growth and Income                            $32              $ 98              $166             $349
--------------------------------------------------------------------------------------------------------------------
  Large Cap Value                                    $31              $ 95              $161             $339
--------------------------------------------------------------------------------------------------------------------
  Limited Maturity Bond                              $26              $ 80              $137             $292
--------------------------------------------------------------------------------------------------------------------
  Liquid Asset                                       $26              $ 80              $137             $292
--------------------------------------------------------------------------------------------------------------------
  Managed Global                                     $33              $102              $174             $363
--------------------------------------------------------------------------------------------------------------------
  Mid-Cap Growth                                     $30              $ 91              $155             $327
--------------------------------------------------------------------------------------------------------------------
  Real Estate                                        $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Research                                           $30              $ 91              $155             $327
--------------------------------------------------------------------------------------------------------------------
  Special Situations                                 $32              $ 98              $166             $349
--------------------------------------------------------------------------------------------------------------------
  Strategic Equity                                   $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Total Return                                       $30              $ 91              $155             $327
--------------------------------------------------------------------------------------------------------------------
  Value Equity                                       $30              $ 93              $158             $333
--------------------------------------------------------------------------------------------------------------------
  Van Kampen Growth and Income                       $30              $ 93              $158             $333

  AIM VARIABLE INSURANCE FUND
--------------------------------------------------------------------------------------------------------------------
  AIM V.I. Dent Demographic Trends Fund              $35              $108              $183             $381
--------------------------------------------------------------------------------------------------------------------

  FIDELITY VARIABLE INSURANCE PRODUCTS FUND
  Fidelity VIP Equity-Income                         $29              $ 89              $152             $322
--------------------------------------------------------------------------------------------------------------------
  Fidelity VIP Growth                                $30              $ 92              $157             $331
--------------------------------------------------------------------------------------------------------------------

  THE GALAXY VIP FUND
--------------------------------------------------------------------------------------------------------------------
  Asset Allocation                                   $31              $ 95              $162             $341
--------------------------------------------------------------------------------------------------------------------
  Equity                                             $31              $ 95              $161             $340
--------------------------------------------------------------------------------------------------------------------
  Growth and Income                                  $35              $107              $182             $379
--------------------------------------------------------------------------------------------------------------------
  High Quality Bond                                  $32              $ 96              $164             $345
--------------------------------------------------------------------------------------------------------------------
  Small Company Growth                               $47              $141              $236             $477
--------------------------------------------------------------------------------------------------------------------

GPP-121808
                                      G20

--------------------------------------------------------------------------------------------------------------------
                                                   1 YEAR           3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE INSURANCE TRUST
  ING VP Worldwide Growth                            $33              $101              $172             $361

  ING VP BOND PORTFOLIO
--------------------------------------------------------------------------------------------------------------------
  ING VP Bond                                        $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------

  ING VARIABLE PRODUCTS TRUST
--------------------------------------------------------------------------------------------------------------------
  ING VP Growth Opportunities                        $32              $ 97              $166             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP MagnaCap                                    $32              $ 97              $166             $348
--------------------------------------------------------------------------------------------------------------------
  ING VP SmallCap Opportunities                      $32              $ 97              $166             $348
--------------------------------------------------------------------------------------------------------------------

  INVESCO VARIABLE INVESTMENT FUNDS, INC.
  INVESCO VIF-- Financial Services                   $32              $ 96              $164             $345
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Health Sciences                      $31              $ 96              $163             $344
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Leisure                              $35              $106              $180             $376
--------------------------------------------------------------------------------------------------------------------
  INVESCO VIF-- Utilities                            $35              $106              $179             $374
--------------------------------------------------------------------------------------------------------------------

  THE PIMCO VARIABLE INSURANCE TRUST
  PIMCO High Yield                                   $28              $ 87              $148             $313
--------------------------------------------------------------------------------------------------------------------
  PIMCO StocksPLUS Growth and Income                 $27              $ 83              $143             $303
--------------------------------------------------------------------------------------------------------------------

  PIONEER VARIABLE CONTRACTS TRUST
  Pioneer Fund VCT                                   $31              $ 96              $162             $342
--------------------------------------------------------------------------------------------------------------------
  Pioneer Mid-Cap Value VCT                          $32              $ 98              $166             $349
--------------------------------------------------------------------------------------------------------------------

  PROFUNDS
  ProFund VP Bull                                    $41              $124              $209             $430
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Europe 30                               $40              $121              $205             $422
--------------------------------------------------------------------------------------------------------------------
  ProFund VP Small-Cap                               $44              $132              $222             $453

  THE PRUDENTIAL SERIES FUND, INC.
  Jennison                                           $31              $ 96              $162             $342
--------------------------------------------------------------------------------------------------------------------
  SP Jennison International Growth                   $44              $132              $222             $454
--------------------------------------------------------------------------------------------------------------------

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT. EXAMPLES ASSUME THAT ANY CONTRACTUAL EXPENSE WAIVERS OR REIMBURSEMENTS REMAIN IN EFFECT FOR ALL PERIODS SHOWN.

GPP-121808
                                      G21

DEATH BENEFIT FOR EXCLUDED FUNDS FOR PRE-2000 AND YR-2000
We have designated certain investment portfolios as "Excluded Funds." Excluded Funds include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium, credits, or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium, credits or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

GPP-121808
                                      G22

--------------------------------------------------------------------------------
                                   APPENDIX H
--------------------------------------------------------------------------------

             DEATH BENEFITS FOR YR-2001 AND MAY-2001 CONTRACT OWNERS

Your death benefits and mortality and expense risk charge depend on the category of contract owners to which you belong and on the death benefit that you chose. There are five categories of contract owners covered by this prospectus. For ease of reference, they are called Pre-2000, Yr-2000, Yr-2001, May-2001 and May-2002 contract owners.

     Pre-2000: a) all contracts purchased prior to February 1, 2000; b) contracts purchased on or after February 1, 2000 which offer three death benefit options (as available in the state of issue at the time of purchase).

     Yr-2000: Contracts purchased on or after February 1, 2000 which offer four death benefit options, including the Max 7 Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit to age 80 (as available in the state of issue at the time of purchase).

     Yr-2001: Contracts purchased on or after January 2, 2001 which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original Yr-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2001: Contracts purchased on or after May 1, 2001, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is based on the better of the original May-2001 benefit calculation and the Special Funds "floor" (as available in the state of issue at the time of purchase).

     May-2002: Contracts purchased on or after May 1, 2002, which offer four death benefit options, including the Annual Ratchet Enhanced Death Benefit to age 90, offer an earnings multiplier benefit option, and under which the determination of benefits when there are allocations to Special Funds is the same as the Special Funds "floor," but all withdrawals are pro-rata (as available in the state of issue at the time of purchase).

The following is a description of the death benefit options for contract owners in Yr-2001 and May-2001. Other than as described below, please see the prospectus for a full description of your death benefit options and other Contract features. Capitalized terms have the same meaning as described in the prospectus. As used in this Appendix H, "Non-Special Funds" has the same meaning as "Covered Funds" in the prospectus.

We use the Base Death Benefit to help determine the minimum death benefit payable under each of the death benefit options described below. You do not elect the Base Death Benefit. The Base Death Benefit is equal to the greater of:

     1) the contract value less any credits added within 1 year prior to death; and

     2)   the cash surrender value.

The STANDARD DEATH BENEFIT equals the GREATEST of the Base Death Benefit, the floor, and the sum of:

     1)   the contract value allocated to Special Funds; and

     2) the Standard Minimum Guaranteed Death Benefit for amounts allocated to Non-Special Funds.

The Standard Minimum Guaranteed Death Benefit equals:

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     1) the initial premium payment and credits allocated to Special and Non-Special Funds, respectively;

     2) increased by premium payments and credits and adjusted for transfers, allocated to Special and Non-Special Funds, respectively, after issue; and

     3) reduced by a pro rata adjustment for any withdrawal or transfer taken from the Special and Non-Special Funds, respectively.

     In the event of transfers from Special to Non-Special funds, the increase in the Minimum Guaranteed Death Benefit of the Non-Special Fund will equal the lesser of the reduction in the Minimum Guaranteed Death Benefit in the Special Fund and the contract value transferred. In the event of transfers from Non-Special to Special Funds, the increase in the Minimum Guaranteed Death Benefit of the Special Fund will equal the reduction in the Minimum Guaranteed Death Benefit in the Non-Special Fund.

THE FLOOR FOR THE DEATH BENEFIT is the total premium payments and credits made under the Contract reduced by a pro-rata adjustment for any withdrawal.

ENHANCED DEATH BENEFIT OPTIONS. Under the Enhanced Death Benefit options, if you die before the annuity start date, your beneficiary will receive the greater of the Standard Death Benefit and the Enhanced Death Benefit option elected. For purposes of calculating the Enhanced Death Benefits, certain investment portfolios, and the Fixed Account are designated as "Special Funds." In addition to the Fixed Account, the investment portfolios designated currently as Special Funds are the Liquid Asset Portfolio and the Limited Maturity Bond Portfolio.

We may, with 30 days notice to you, designate any investment portfolio as a Special Fund on existing contracts with respect to new premiums added to such investment portfolio and also with respect to new transfers to such investment portfolio. Selecting a Special Fund may limit or reduce the enhanced death benefit.

For the period during which a portion of the contract value is allocated to a Special Fund, we may, at our discretion, reduce the mortality and expense risk charge attributable to that portion of the contract value. The reduced mortality and expense risk charge will be applicable only during that period.

The 7% SOLUTION ENHANCED DEATH BENEFIT, equals the greatest of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the 7% Solution Minimum Guaranteed Death Benefit for Non-Special Funds.

The 7% Solution Minimum Guaranteed Death Benefit for Special and Non-Special Funds equals the lesser of:

     1) premiums and credits, adjusted for withdrawals and transfers, accumulated at 7% until the earlier of attainment of age 80 or reaching the cap (equal to 3 times all premium payments, as reduced by adjustments for withdrawals) and thereafter at 0%, subject to a floor as described below, and

     2)   the cap.

Withdrawals of up to 7% per year of cumulative premiums and credits are referred to as special withdrawals. Special withdrawals reduce the 7% Solution Minimum Guaranteed Death Benefit by the amount of contract value withdrawn. For any other withdrawals (withdrawals in excess of the amount available as a special withdrawal), a pro rata adjustment to the 7% Solution Minimum Guaranteed Death Benefit is made. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Non-Special

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Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and
(c) is the contract value allocated to Non-Special Funds before the withdrawal. The amount of the pro rata adjustment for withdrawals from Special Funds will equal (a) times (b) divided by (c): where (a) is the 7% Solution Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap for Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the 7% Solution Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred. The increase in the cap for Non-Special Funds will equal the reduction in the cap for Special Funds.

Transfers from Non-Special to Special Funds will reduce the 7% Solution Minimum Guaranteed Death Benefit and the cap in the Non-Special Funds on a pro rata basis. The resulting increase in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Special Funds will equal the reduction in the 7% Solution Minimum Guaranteed Death Benefit and the cap for the Non-Special Funds.

THE FLOOR FOR THE 7 % SOLUTION ENHANCED DEATH BENEFIT is determined by the same calculations described above for the 7% Solution Minimum Guaranteed Death Benefit except as follows: If you transfer contract value to a Special Fund, the minimum floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the 7% annual effective rate as described above, subject to the age limit and the cap described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the minimum guaranteed death benefit above. Your death benefit will be the greater of the floor and the death benefit determined as described above.

The ANNUAL RATCHET ENHANCED DEATH BENEFIT equals the greatest of:

     1)   the Standard Death Benefit;

     2)   the floor; and

     3) the sum of the contract value allocated to Special Funds and the Annual Ratchet Minimum Guaranteed Death Benefit allocated to Non-Special Funds.

The Annual Ratchet Minimum Guaranteed Death Benefit equals:

     1) the initial premium and credit allocated at issue to Special and Non-Special Funds, respectively;

     2) increased dollar for dollar by any premium and credit allocated after issue to Special and Non-Special funds, respectively;

     3) for Non-Special Funds, adjusted on each anniversary that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds from the prior anniversary (adjusted for new premiums, credits, partial withdrawals allocated to Non-Special Funds, and transfers between Special and Non-Special Funds) and the current contract value allocated to Non-Special Funds;

     4)   for  Special  Funds,  adjusted on each  anniversary  that occurs on or prior to attainment of age 90 to the greater of the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds from the prior anniversary (adjusted for new premiums, credits, partial withdrawals allocated to Special Funds, and transfers between Special and Non-Special and Non-Special Funds) and the current contract value allocated to Special Funds.

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Withdrawals reduce the Annual Ratchet Minimum Guaranteed Death Benefit on a pro rata basis, based on the amount withdrawn from the Special and Non-Special Funds, respectively. The amount of the pro rata adjustment for withdrawals from Non-Special Funds will equal (a) times (b) divided by (c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Non-Special Funds before withdrawal. The amount of the pro rata adjustment for Special Funds will equal (a) times (b) divided by
(c): where (a) is the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds prior to the withdrawal; (b) is the contract value of the withdrawal; and (c) is the contract value allocated to Special Funds before the withdrawal.

Transfers from Special to Non-Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit in the Non-Special Funds will equal the lesser of the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit in the Special Funds and the contract value transferred.

Transfers from Non-Special to Special Funds will reduce the Annual Ratchet Minimum Guaranteed Death Benefit for Non-Special Funds on a pro rata basis. The resulting increase in the Annual Ratchet Minimum Guaranteed Death Benefit for the Special Funds will equal the reduction in the Annual Ratchet Minimum Guaranteed Death Benefit for the Non-Special Funds.

THE FLOOR FOR THE ANNUAL RATCHET ENHANCED DEATH BENEFIT is determined as described above for the Annual Ratchet Minimum Guaranteed Death Benefit except that all investments will be treated as Non-Special Funds.

The MAX 7 ENHANCED DEATH BENEFIT equals the greater of the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit. Under this death benefit option, the 7% Solution Enhanced Death Benefit and the Annual Ratchet Enhanced Death Benefit are calculated in the same manner as if each were the elected benefit.

Note: In all cases described above, the amount of the death benefit could be reduced by premium taxes owed and withdrawals not previously deducted. The enhanced death benefits may not be available in all states.

THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN SUBJECT TO THE TERMS OF YOUR CONTRACT.

DEATH BENEFITS FOR EXCLUDED FUNDS
We will be designating certain investment portfolios as "Excluded Funds." Excluded Funds will include certain investment portfolios that, due to their volatility, will be excluded from the death benefit guarantees that might otherwise be provided. We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact your death benefit.

For the period of time, and to the extent, that you allocate premium, credits, or contract value to Excluded Funds, your death benefit attributable to that allocation will equal the contract value of that allocation. Any guarantee of death benefit in excess of contract value otherwise provided with regard to allocations to Non-Excluded Funds, does not apply to allocations to Excluded Funds. The death benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

Transfers from Excluded Funds to Non-Excluded funds will reduce all death benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed death benefit, the resulting increase in the Non-Excluded Funds death benefit component will equal the lesser of the reduction in the death benefit for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed death benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum

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guaranteed death benefit will equal the reduction in the maximum guaranteed death benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds death benefit components on a pro-rata basis. The resulting increase in the death benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds death benefit components.

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                                   APPENDIX I
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                OPTIONAL RIDER BENEFITS FOR PRE-2000 AND YR-2000
                                 CONTRACT OWNERS

The following is a description of the optional rider benefits for Pre-2000 and Yr-2000 contract owners who elected an optional rider benefit.

We may be designating certain investment portfolios as "Excluded Funds." We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. IF YOU NEVER INVEST IN EXCLUDED FUNDS, YOUR RIDER BENEFITS WILL BE UNAFFECTED. OTHER THAN AS SPECIFIED BELOW, PLEASE SEE THE PROSPECTUS FOR A COMPLETE DESCRIPTION OF YOUR OPTIONAL RIDER BENEFITS. CAPITALIZED TERMS HAVE THE SAME MEANING AS DESCRIBED IN THE PROSPECTUS.

OPTIONAL RIDER BENEFITS
For the period of time, and to the extent, that you allocate premium or contract value to Excluded Funds, any guarantee of an optional rider benefit does not apply to those amounts. The optional rider benefit provided under the Contract may be reduced to the extent that you allocate premium or contract value to Excluded Funds.

For each rider benefit component contained in your rider, a corresponding component will be created for allocations to Excluded Funds. Transfers from Excluded Funds to Non-Excluded funds will reduce all rider benefit components for Excluded Funds on a pro rata basis. Except with respect to any maximum guaranteed rider benefit, the resulting increase in the Non-Excluded Funds rider benefit component will equal the lesser of the reduction in the rider benefit component for Excluded Funds and the contract value transferred. With respect to the maximum guaranteed benefit, where applicable, the resulting increase in the Non-Excluded Funds maximum guaranteed benefit will equal the reduction in the maximum guaranteed benefit for Excluded Funds.

Transfers from Non-Excluded Funds to Excluded Funds will reduce the Non-Excluded Funds rider benefit component on a pro rata basis. The resulting increase in the rider benefit components of Excluded Funds will equal the reduction in the Non-Excluded Funds benefit.

Adjustments for transfers involving both Excluded Funds and Special Funds will be calculated separately from adjustments for transfers involving Excluded Funds and Non-Special Funds, where applicable.

OPTIONAL RIDER BENEFIT

A. MINIMUM GUARANTEED ACCUMULATION BENEFIT ("MGAB"). We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. The MGAB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          If you purchased the MGAB rider on the contract date, and

          (i) elected the ten-year option, your MGAB Base is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period

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               after your rider date, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option, except for the Special Funds which require special calculations, your MGAB Base is equal to your initial premium and credit, plus any additional premium and credit added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Base Rate, reduced pro rata for any withdrawals and reduced for any transfers made within the last 3 years prior to the MGAB Benefit Date. The MGAB Base Rate for allocations other than allocations to the Special Funds is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

               ONLY PREMIUMS AND CREDITS ADDED TO YOUR CONTRACT DURING THE 2-YEAR PERIOD AFTER YOUR RIDER DATE ARE INCLUDED IN THE MGAB BASE. ANY ADDITIONAL PREMIUM PAYMENTS YOU ADDED TO YOUR CONTRACT AFTER THE SECOND RIDER ANNIVERSARY ARE NOT INCLUDED IN THE MGAB BASE. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

               If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums and credits added during the 2-year period after your rider date. Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

               For any Special Fund under the twenty-year option, if the actual interest credited to and/or the investment earnings of the contract value allocated to the Special Fund over the calculation period is less than the amount calculated under the formula above, that lesser amount becomes the increase in your MGAB Base for the Special Fund for that period. THE MGAB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGAB benefit.

               If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period.

     2. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM YOUR MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

     3. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it on the MGAB Benefit Date to the subaccounts in which you are invested pro rata based on the proportion of your contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

B. MINIMUM GUARANTEED INCOME BENEFIT ("MGIB"). On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BASE. The MGIB Base is only a calculation used to determine the MGIB. The MGIB Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under

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          provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          (i) If you purchased the MGIB rider on the contract date, except for the Special Funds which require special calculations, the MGIB Base is equal to your initial premium and credit, plus any additional premiums and credits added to your Contract during the 5-year period after your contract date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Premiums and credits paid less than 5 years prior to the earliest MGIB Benefit Date are excluded from the MGIB Base.

          (ii) If you purchased the MGIB rider after the contract date, except for the Special Funds which require special calculations, your MGIB Base is equal to your contract value on the rider date plus any eligible premiums and credits added to your Contract during the 5-year period after your rider date, accumulated at the MGIB Base Rate (7% for all portfolios except the Special Funds), reduced pro rata by all withdrawals taken while the MGIB rider is in effect. Eligible additional premium payments and credits are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums and credits paid after the 5th rider anniversary are excluded from the MGIB Base.

          (iii)For any Special Fund, if the actual earnings and/or the interest credited to the contract value allocated to the Special Fund over the calculation period is less than the amount determined under the formula above, that lesser amount becomes the change in your MGIB Base for the Special Fund. THE MGIB BASE RATE FOR EACH SPECIAL FUND MAY BE POSITIVE OR NEGATIVE. Thus, investing in the Special Funds may limit the MGIB benefit.

               Of course, regardless of when purchased or how you invest, withdrawals will reduce the value of your MGIB Base pro rata to the percentage of the contract value withdrawn.

               We offer a 7% MGIB Base Rate, except for the Special Funds. The Company may at its discretion discontinue offering this rate. The MGIB Base Rate is an annual effective rate. The MGIB Base is subject to the MGIB Base Maximum.

               The MGIB Base Maximum is the amount calculated above until the earlier of: (i) the date the oldest contract owner reaches age 80, or (ii) the date the MGIB Base reaches two times the MGIB Eligible Premiums and credits, adjusted for any withdrawals. MGIB Eligible Premiums is the total of premiums paid more than 5 years before the earliest MGIB Benefit Date.

     2. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING YOUR MGIB BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT, SURRENDER CHARGE AND PREMIUM TAXES) BY THE INCOME FACTOR, AND THEN DIVIDE BY $1,000.

          Two MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the MGIB Base using the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract guarantee for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

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C. MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments under the MGWB rider. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits. The MGWB Withdrawal Account is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in both the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." However, making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider will remain in force and you may continue to make withdrawals each year so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account is greater than zero;

          (iii)your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     WITHDRAWAL ADJUSTMENTS. We will reduce the MGWB Withdrawal Account by the dollar amount of any withdrawal taken up to 7% per year of the Eligible Payment Amount. Any withdrawal taken in excess of 7% per year of the Eligible Payment Amount will reduce both the MGWB Withdrawal Account and the Eligible Payment Amount pro rata in proportion to the percentage of contract value withdrawn. If a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status, if:

          (i)  your MGWB Withdrawal Account is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii)you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

Once your Contract is given Automatic Periodic Benefit Status, we will pay you the annual MGWB periodic payments, beginning on the next contract anniversary, equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status, we will not accept any additional premium payments in your Contract and the Contract will not provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of

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(i) payment of all MGWB periodic payments (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

On the contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

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                                   APPENDIX J
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        OPTIONAL RIDER BENEFITS FOR YR-2001 AND MAY-2001 CONTRACT OWNERS

The following is a description of the optional rider benefits for Yr-2001 and May-2001 contract owners who elected an optional rider benefit.

We may be designating certain investment portfolios as "Excluded Funds". We may add new portfolios as Excluded Funds. We may also reclassify an existing portfolio as an Excluded Fund or remove such classification upon 30 days notice to you. Such reclassification will apply only to amounts transferred or otherwise added to such portfolio after the effective date of the reclassification. Investment in Excluded Funds will impact the benefit under any optional rider that you have elected. If you never invest in Excluded Funds, your rider benefits will be unaffected. Other than as specified below, please see the prospectus for a complete description of your optional rider benefits. Capitalized terms have the same meaning as described in the prospectus.

MINIMUM GUARANTEED ACCUMULATION BENEFIT (MGAB) RIDER. The MGAB rider is an optional benefit which provides you with an MGAB benefit intended to guarantee a minimum contract value at the end of a specified waiting period. The MGAB is a one-time adjustment to your contract value in the event your contract value on the MGAB Benefit Date is less than a specified amount. The MGAB rider may offer you protection in the event your Contract loses value during the MGAB waiting period. For discussion of the charges we deduct under the MGAB rider, see "Optional Rider Charges."

The MGAB rider offers a ten-year option and a twenty-year option, of which you may purchase only one. The ten-year option has a waiting period of ten years and, other than for allocations to Special Funds, guarantees that your contract value at the end of ten years will at least equal your initial premium payment and credit, reduced pro-rata for withdrawals. Transfers made within 3 years prior to the MGAB Benefit Date will also reduce the benefit pro-rata. The twenty-year option has a waiting period of twenty years and, other than allocations to Special Funds, guarantees that your contract value at the end of twenty years will at least equal two times your initial premium payment, reduced pro-rata for withdrawals and reduced for transfers made within 3 years prior to the MGAB Benefit Date. If you add the 20 year option rider after the contract date, any payment of premiums after the rider date, and/or investments in the Special Funds, may prevent the MGAB Base from doubling over the waiting period. On the MGAB Benefit Date, which is the next business day after the applicable waiting period, we calculate your Minimum Guaranteed Accumulation Benefit.

     CALCULATING THE MGAB. We calculate your MGAB as follows:

     1. WE FIRST DETERMINE YOUR MGAB BASE. The MGAB Base is only a calculation used to determine the MGAB. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your annuity income, cash surrender value and death benefits.

          The MGAB Base is tracked separately for Special and Non-Special Funds, based on the initial allocation of premium (or contract value), subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The aggregate MGAB Base is used to determine the MGAB on the MGAB Benefit Date. THE AGGREGATE MGAB BASE EQUALS THE SUM OF (1) THE LESSER OF THE MGAB BASE ALLOCATED TO SPECIAL FUNDS AND THE CONTRACT VALUE IN THE SPECIAL FUNDS; AND (2) THE MGAB BASE FOR NON-SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGAB BENEFIT. HOWEVER, THE MGAB BASE IS ALSO SUBJECT TO A "FLOOR" WHICH MAY PARTIALLY OFFSET THE EFFECTS OF INVESTING IN SPECIAL FUNDS.

          If you purchased the MGAB rider on the contract date, and

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          (i) elected the ten-year option, your MGAB Base for Special and Non-Special Funds is equal to your initial premium and credits, plus any additional premium and credits added to your Contract during the 2-year period after your rider date reduced pro-rata for any withdrawals and any transfers made within 3 years prior to the MGAB Benefit Date; or

          (ii) elected the twenty-year option your MGAB Base for Special and Non-Special Funds is equal to your initial premium and credits, plus any additional premium and credits added to your Contract during the 2-year period after your contract date, accumulated at the MGAB Rate reduced pro-rata for any withdrawals and reduced for any transfers made within 3 years prior to the MGAB Benefit Date. The MGAB Rate is the annual effective rate of 3.5265%. Accumulation of eligible additional premiums starts on the date the premium was received.

     If you purchased the MGAB rider after the contract date, your MGAB Base is equal to your contract value on the rider date, plus premiums added during the 2-year period after your rider date, accumulated at the MGAB Rate (if applicable, as described above) and adjusted pro-rata for withdrawals and transfers as described below.

     Only premiums and credits added to your Contract during the 2-year period after your rider date are included in the MGAB Base. Any additional premium payments and credits you added to your contract after the second rider anniversary are not included in the MGAB Base. Thus, the MGAB rider may not be appropriate for you if you plan to add substantial premium payments after your second rider anniversary.

     Withdrawals taken while the MGAB rider is in effect, as well as transfers made within 3 years prior to the MGAB Benefit Date, will reduce the value of your MGAB Base pro rata. This means that the MGAB Base (and the MGAB Charge Base) will be reduced by the same percent as the percent of contract value that was withdrawn (or transferred). We will look to your contract value immediately before the withdrawal or transfer when we determine this percent.

               Net transfers from Special Funds to Non-Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Non-Special Funds equal to the lesser of the reduction in the MGAB Base for Special Funds and the net contract value transferred.

               Net transfers from Non-Special Funds to Special Funds will reduce the MGAB Base and MGAB Charge Base allocated to Non-Special Funds on a pro rata basis. If the transfer is made more than 3 years before the Benefit Date, there will be a corresponding increase in the MGAB Base for Special Funds equal to the reduction in the MGAB Base for Non-Special Funds.

     2. THEN WE DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGAB Base described above, except as follows: For the ten-year option, all investments will be treated as Non-Special Funds. For the twenty-year option, if you transfer contract value to a Special Fund more than 3 years before the Benefit Date, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGAB Rate described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals and other transfers will reduce the floor as described for the MGAB Base above.

     3. WE THEN SUBTRACT YOUR CONTRACT VALUE ON THE MGAB BENEFIT DATE FROM THE GREATER OF THE FLOOR AND YOUR AGGREGATE MGAB BASE. The contract value that we subtract includes both the contract value in the subaccounts in which you are invested and the contract value in your Fixed Interest Allocations, if any.

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     4. ANY POSITIVE DIFFERENCE IS YOUR MGAB. If there is a MGAB, we will automatically credit it to the subaccounts in which you are invested pro-rata based on the proportions of your then contract value in the subaccounts on that date, unless you have previously given us other allocation instructions. If you do not have an investment in any subaccount on the MGAB Benefit Date, we will allocate the MGAB to the Liquid Asset subaccount on your behalf. After the crediting of the MGAB, the amount of your annuity income, cash surrender value and death benefits will reflect the crediting of the MGAB to your contract value to the extent the contract value is used to determine such value.

     PURCHASE. To purchase the MGAB rider, you must be age 80 or younger on the rider date if you choose the ten-year option and age 65 or younger on the rider date if you choose the twenty-year option. The waiting period must end at or before your annuity start date. The MGAB rider may be purchased (i) on the contract date, and (ii) within 30 days following the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later.

     THE MGAB BENEFIT DATE. If you purchased the MGAB rider on the contract date or added the MGAB rider within 30 days following the contract date, the MGAB Benefit Date is your 10th contract anniversary for the ten-year option or 20th contract anniversary for the twenty-year option. If you added the MGAB rider during the 30-day period preceding your first contract anniversary after the date of this prospectus, your MGAB Benefit Date will be the first contract anniversary occurring after 10 years (for the ten-year option) or 20 years (for the twenty-year option) after the rider date. The MGAB rider is not available if the MGAB Benefit Date would fall beyond the latest annuity start date.

     CANCELLATION. If you elected the twenty-year option, you have a one-time right to cancel the MGAB rider on your first contract anniversary that is at least 10 years after the rider date. If you purchased the MGAB rider during the 30-day period following the contract date, your one-time right to cancel the rider occurs on the tenth anniversary of your contract date. To cancel, you need to send written notice to our Customer Service Center at least 30 days before such anniversary date. If the MGAB rider is terminated before the MGAB Benefit Date, you will not be credited with the MGAB and we assess the pro-rata portion of the MGAB rider changes for the current quarter.

     NOTIFICATION. Any crediting of the MGAB will be reported in your first quarterly statement following the MGAB Benefit Date.

MINIMUM GUARANTEED INCOME BENEFIT (MGIB) RIDER. The MGIB rider is an optional benefit which guarantees a minimum amount of annuity income will be available to you if you annuitize on the MGIB Benefit Date, regardless of fluctuating market conditions. The amount of the Minimum Guaranteed Income Benefit will depend on the amount of premiums you pay and credits added during the five contract years after you purchase the rider, the amount of contract value you allocate or transfer to the Special Funds, the MGIB Rate, the adjustment for Special Fund transfers, and any withdrawals you take while the rider is in effect. Thus, investing in Special Funds may limit the MGIB benefit. However, the MGIB Benefit Base is also subject to a "floor" which may partially offset the effects of investing in Special Funds. For a discussion of the charges we deduct under the MGIB rider, see "Optional Rider Charges." Ordinarily, the amount of income that will be available to you on the annuity start date is based on your contract value, the annuity option you selected and the guaranteed or the income factors in effect on the date you annuitize. If you purchase the MGIB rider, the amount of income that will be available to you upon annuitization on the MGIB Benefit Date is the greatest of:

          (i) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Fixed Account prospectus) on the MGIB Benefit Date applied to the guaranteed income factors specified in your Contract for the annuity option you selected;

          (ii) your annuity income based on your contract value adjusted for any Market Value Adjustment (see the Fixed Account prospectus) on the MGIB Benefit Date applied to the then current income factors in effect for the annuity option you selected; and

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          (iii)the MGIB annuity income based on the greater of the floor and your MGIB Benefit Base on the MGIB Benefit Date applied to the MGIB income factors specified in your rider for the MGIB annuity option you selected. Prior to applying the MGIB income factors, we will adjust both the floor and the MGIB Benefit Base for any premium tax recovery and Market Value Adjustment (see the Fixed Account prospectus) that would otherwise apply at annuitization.

Prior to your latest annuity start date, you may choose to exercise your right to receive payments under the MGIB rider. Payments under the rider begin on the MGIB Benefit Date. We require a 10-year waiting period before you can annuitize the MGIB rider benefit. The MGIB must be exercised in the 30-day period prior to the end of the waiting period or any subsequent contract anniversary. At your request, the Company may in its discretion extend the latest contract annuity start date without extending the MGIB Benefit Date.

     DETERMINING THE MGIB ANNUITY INCOME. On the MGIB Benefit Date, we calculate your MGIB annuity income as follows:

     1. WE FIRST DETERMINE YOUR MGIB BENEFIT BASE. The MGIB Benefit Base is only a calculation used to determine the MGIB. The MGIB Benefit Base does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It is also not used in determining the amount of your cash surrender value and death benefits. Any reset of contract value under provisions of the Contract or other riders will not increase the MGIB Base or MGIB Base Maximum.

          The MGIB Base is tracked separately for Special and Non-Special Funds, based on initial allocation of eligible premium (or contract value) and subsequently allocated eligible premiums, withdrawals and transfers. Contract value is used as the initial value if the rider is added after the contract date. The MGIB Benefit Base equals the sum of
          (1) the contract value of Special Funds, and (2) the MGIB Base for Non-Special Funds.

          The MGIB Base is equal to the lesser of (i) and (ii) where:

          (a) is your initial premium (or contract value on the rider date if you purchased the MGIB rider after the contract date), plus any eligible additional premiums and credits added to your Contract, reduced pro-rata by all withdrawals taken while the MGIB rider is in effect, accumulated at the MGIB Rate to the earlier of the oldest owner reaching age 80 and reaching the MGIB Base Maximum, and at 0% thereafter; and

          (b) is the MGIB Base Maximum, which equals 200% of allocated eligible premiums, adjusted for withdrawals and transfers.

          Eligible additional premium payments are those added more than 5 years before the earliest MGIB Benefit Date and are included in the MGIB Base. Premiums paid after that are excluded from the MGIB Base.

          Net transfers from Special Funds to Non-Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Special Funds on a pro rata basis. The resulting increase in the MGIB Base for Non-Special Funds will equal the lesser of the reduction in the MGIB Base for Special Funds and the net contract value transferred. The increase in the MGIB Base Maximum for Non-Special Funds equals the reduction in the MGIB Base Maximum for Special Funds.

          Net transfers from Non-Special Funds to Special Funds will reduce the MGIB Base and MGIB Base Maximum allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGIB Base and the MGIB Base Maximum for Special Funds equals the reduction in the MGIB Base and MGIB Base Maximum for Non-Special Funds. Transfers to one or more Special Funds could reduce the MGIB Benefit.

          The MGIB Rate is currently 7%. The Company may at its discretion discontinue offering this rate. The MGIB Rate is an annual effective rate.

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     2. WE THEN DETERMINE THE FLOOR. The floor will be calculated in the same manner as the MGIB Base described above, except as follows: If you transfer contract value to a Special Fund, the floor will not be reduced by the transfer. Instead, a portion of the floor (equal to the percentage of contract value transferred) just prior to the transfer will be frozen (with 0% subsequent growth) unless the contract value is transferred back to the Non-Special Funds. Upon such transfer back to Non-Special Funds, we will resume accumulating that portion of the floor at the MGIB Rate described above, subject to the age limit and the Maximum described above. Similarly, for contract value allocated directly to Special Funds, that portion of the floor will be the contract value allocated, and will not accumulate while invested in Special Funds. Withdrawals will reduce the floor as described for the MGIB Base above.

     3. THEN WE DETERMINE THE MGIB ANNUITY INCOME BY MULTIPLYING THE GREATER OF THE MINIMUM FLOOR AND YOUR MGIB BENEFIT BASE (ADJUSTED FOR ANY MARKET VALUE ADJUSTMENT AND PREMIUM TAXES) BY THE APPLICABLE INCOME FACTOR, AND THEN DIVIDING BY $1,000.

          The MGIB Income Options are available under the MGIB Rider:

          (i) Income for Life (Single Life or Joint with 100% Survivor) and 10-30 Year Certain;

          (ii) Income for a 20-30 Year Period Certain; or

          (iii)Any other income plan offered by the Company in connection with the MGIB rider on the MGIB Benefit Date.

     On the MGIB Benefit Date, we would apply the greater of the floor and the MGIB Benefit Base under the Table of Income Factors specified in the MGIB rider for the Income Option you selected. The guaranteed factors contained in the MGIB rider generally provide lower payout per $1,000 of value applied than the guaranteed factors found in your Contract.

     Then we compare the MGIB annuity income under the rider guarantee for the option selected with the annuity income under your Contract for the same option. The greater amount of income will be available to you on the MGIB Benefit Date.

     PURCHASE. To purchase the MGIB rider, you must be age 79 or younger on the rider date and the ten-year waiting period must end at or prior to the latest annuity start date. The MGIB rider must be purchased (i) on the contract date, or (ii) within thirty days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval, whichever is later. There is a ten year waiting period before the MGIB rider can be exercised.

     THE MGIB BENEFIT DATE. If you purchased the MGIB rider on the contract date or added the MGIB rider within 30 days following the contract date, the MGIB Benefit Date is the contract anniversary next following or is incident with exercise of your option to annuitize after a ten-year waiting period from the contract date. If you added the MGIB rider at any other time, your MGIB Benefit Date is the contract anniversary at least 10 years after the rider date when you decide to exercise your right to annuities under the MGIB rider.

     NO CHANGE OF ANNUITANT. Once the MGIB rider is purchased, the annuitant may not be changed except for the following exception. If an annuitant who is not a contract owner dies prior to annuitization, a new annuitant may be named in accordance with the provisions of your Contract. The MGIB Base is unaffected and continues to accumulate.

     NOTIFICATION. On or about 30 days prior to the MGIB Benefit Date, we will provide you with notification which will include an estimate of the amount of MGIB annuity benefit available if you choose to exercise. The actual amount of the MGIB annuity benefit will be determined as of the MGIB Benefit Date.

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THE MGIB RIDER DOES NOT RESTRICT OR LIMIT YOUR RIGHT TO ANNUITIZE THE CONTRACT AT ANY TIME PERMITTED UNDER THE CONTRACT. THE MGIB RIDER DOES NOT RESTRICT YOUR RIGHT TO ANNUITIZE THE CONTRACT USING CONTRACT VALUES THAT MAY BE HIGHER THAN THE MGIB ANNUITY BENEFIT.

THE BENEFITS ASSOCIATED WITH THE MGIB RIDER ARE AVAILABLE ONLY IF YOU ANNUITIZE YOUR CONTRACT UNDER THE RIDER AND IN ACCORDANCE WITH THE PROVISIONS SET FORTH ABOVE. ANNUITIZING USING THE MGIB MAY RESULT IN THE MORE FAVORABLE STREAM OF INCOME PAYMENTS UNDER YOUR CONTRACT. BECAUSE THE MGIB RIDER IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY BE LESS THAN THE LEVEL THAT MIGHT BE PROVIDED BY THE APPLICATION OF YOUR CONTRACT VALUE TO THE CONTRACT'S APPLICABLE ANNUITY FACTORS. YOU SHOULD CONSIDER ALL OF YOUR OPTIONS AT THE TIME YOU BEGIN THE INCOME PHASE OF YOUR CONTRACT.

MINIMUM GUARANTEED WITHDRAWAL BENEFIT (MGWB) RIDER. The MGWB rider is an optional benefit which guarantees that if your contract value is reduced to zero, you will receive periodic payments equal to all premium payments paid during the first two contract years (Eligible Payment Amount) adjusted for any prior withdrawals. To maintain this guarantee, withdrawals in any contract year may not exceed 7% of your adjusted Eligible Payment Amount. If your contract value is reduced to zero, your periodic payments will be 7% of your Eligible Payment Amount every year. Payments continue until your MGWB Withdrawal Account is reduced to zero. For a discussion of the charges we deduct under the MGWB rider, see "Optional Rider Charges." Your original Eligible Payment Amount depends on when you purchase the MGWB rider and is:

          (i) if you purchased the MGWB rider on the contract date, your premium payments received during the first two contract years; or

          (ii) if you purchased the MGWB rider after the contract date, your contract value on the rider date, including any premiums and credits received that day, and any subsequent premium payments and credits received during the two-year period commencing on the rider date.

     THE MGWB WITHDRAWAL ACCOUNT. The MGWB Withdrawal Account is only a calculation which represents the remaining amount available for periodic payments. It does not represent a contract value, nor does it guarantee performance of the subaccounts in which you are invested. It will not affect your annuitization, surrender and death benefits.

The MGWB Withdrawal Account is equal to the Eligible Payment Amount, tracked separately for Special and Non-Special Funds, adjusted for any withdrawals and transfers between Special and Non-Special Funds. THE MGWB WITHDRAWAL ACCOUNT EQUALS THE SUM OF (A) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO NON-SPECIAL FUNDS, AND (B) THE LESSER OF (1) THE MGWB WITHDRAWAL ACCOUNT ALLOCATED TO SPECIAL FUNDS AND (2) THE CONTRACT VALUE IN THE SPECIAL FUNDS. THUS, INVESTING IN THE SPECIAL FUNDS MAY LIMIT THE MGWB WITHDRAWAL ACCOUNT. However, the MGWB Withdrawal Account is also subject to a "floor" which may partially offset the effects of investing in Special Funds.

Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the value of your MGWB Withdrawal Account by the dollar amount of the withdrawal for Non-Special Funds and pro rata for Special Funds, based on the source of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the MGWB Withdrawal Account of the Special and Non-Special Funds by the proportion that the withdrawal bears to the Contract Value of the Special and Non-Special Funds, respectively, at the time of the withdrawal. If a single withdrawal involves both Special and Non-Special Funds and causes the 7% to be exceeded, the withdrawal will be treated as taken first from Non-Special Funds. Any withdrawals greater than 7% per year of the Eligible Payment Amount will also cause a reduction in the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB Withdrawal Account is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero. If the MGWB Withdrawal Account is greater than the floor and a withdrawal reduces the MGWB Withdrawal Account to zero, the MGWB rider terminates and no further benefits are payable under the rider.

Net transfers from Special Funds to Non-Special Funds will reduce the MGWB Withdrawal Account allocated to Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account

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allocated to Non-Special Funds will equal the lesser of the reduction in the MGWB Withdrawal Account for Special Funds and the net contract value transferred.

Net transfers from Non-Special Funds to Special Funds will reduce the MGWB Withdrawal Account allocated to Non-Special Funds on a pro rata basis. The resulting increase in the MGWB Withdrawal Account allocated to Special Funds equals the reduction in the MGWB Withdrawal Account for Non-Special Funds.

     THE FLOOR FOR YOUR MGWB WITHDRAWAL ACCOUNT is equal to the Eligible Payment Amount adjusted for any withdrawals. Withdrawals of up to 7% per year of the Eligible Payment Amount will reduce the floor by the dollar amount of the withdrawal. Any withdrawals greater than 7% per year of the Eligible Payment Amount will cause a reduction in the floor for the MGWB Withdrawal Account and the Eligible Payment Amount by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The floor is also reduced by the amount of any periodic payments paid under the MGWB rider once your contract value is zero.

     If the floor is greater than the MGWB Withdrawal Account and a withdrawal reduces the floor to zero, the MGWB rider terminates and no further benefits are payable under the rider.

     GUARANTEED WITHDRAWAL STATUS. You may continue to make withdrawals in any amount permitted under your Contract so long as your contract value is greater than zero. See "Withdrawals." Making any withdrawals in any year greater than 7% per year of the Eligible Payment Amount will reduce the Eligible Payment Amount for future withdrawals and payments under the MGWB rider by the proportion that the withdrawal bears to the contract value at the time of the withdrawal. The MGWB rider, will remain in force, and you may continue to make withdrawals so long as:

          (i)  your contract value is greater than zero;

          (ii) your MGWB Withdrawal Account or the floor is greater than zero;

          (iii)your latest allowable annuity start date has not been reached;

          (iv) you have not elected to annuitize your Contract; and

          (v) you have not died (unless your spouse has elected to continue the contract), changed the ownership of the Contract or surrendered the Contract.

     The standard Contract provision limiting withdrawals to no more than 90% of the cash surrender value is not applicable under the MGWB rider.

     AUTOMATIC PERIODIC BENEFIT STATUS. Under the MGWB rider, in the event your contract value is reduced to zero your Contract is given what we refer to as Automatic Periodic Benefit Status if the following conditions exist:

          (i)  your MGWB Withdrawal Account or the floor is greater than zero;

          (ii) your latest allowable annuity start date has not been reached;

          (iii)you have not elected to annuitize your Contract; and

          (iv) you have not died, changed the ownership of the Contract or surrendered the Contract.

     Once your Contract is given Automatic Periodic Benefit Status, the greater of the floor and the MGWB Withdrawal Account will be treated as the MGWB Withdrawal Account to determine any rider benefits. We will pay you the annual MGWB periodic payments, beginning on the next contract anniversary equal to the lesser of the remaining MGWB Withdrawal Account or 7% annually of your Eligible Payment Amount until the earliest of (i) your contract's latest annuity start date, (ii) the death of the owner; or (iii) until your MGWB Withdrawal Account is exhausted. We will reduce the MGWB Withdrawal Account by the amount of each payment. Once your Contract is given Automatic Periodic Benefit Status (that is, your contract value is zero), we will not accept any additional premium payments in your Contract, and the Contract will not

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provide any benefits except those provided by the MGWB rider. Any other rider terminates. Your Contract will remain in Automatic Periodic Benefit Status until the earliest of (i) payment of all MGWB periodic payments, and (ii) payment of the Commuted Value (defined below) or (iii) the owner's death has occurred.

     On the Contract's latest annuity start date, in lieu of making the remaining MGWB periodic payments, we will pay you the Commuted Value of your MGWB periodic payments remaining. We may, at our option, extend your annuity start date in order to continue the MGWB periodic payments. The Commuted Value is the present value of any then remaining MGWB periodic payments at the current interest rate plus 0.50%. The current interest rate will be determined by the average of the Ask Yields for U.S. Treasury Strips as quoted by a national quoting service for period(s) applicable to the remaining payments. Once the last MGWB periodic payment is made or we pay you the Commuted Value, your Contract and the MGWB rider terminate.

     DEATH BENEFIT DURING AUTOMATIC PERIODIC BENEFIT STATUS. If you have never withdrawn more than 7% per year of the Eligible Payment Amount and you elected the 7% Solution Enhanced Death Benefit in your Contract (or you elected the Max 7 Enhanced Death Benefit resulting in the 7% Solution Enhanced Death Benefit as the actual benefit), the death benefit otherwise payable under the terms of your Contract will remain in force during any Automatic Periodic Benefit Status. In determining the amount of the death benefit during the Automatic Periodic Benefit Status, we deem your contract value to be zero and treat the MGWB periodic payments as withdrawals. In all other cases, the death benefit payable during Automatic Periodic Benefit Status is the greater of the floor and your MGWB Withdrawal Account which equals the sum of the remaining MGWB periodic payments. If you elected the Max 7 Enhanced Death Benefit, then the 7% Solution and the Annual Ratchet components shall each be calculated as if each were the elected death benefit option.

     PURCHASE. To purchase the MGWB rider, your must be age 80 or younger on the rider date. The MGWB rider must be purchased (i) on the contract date, or (ii) within 30 days after the contract date. For contracts issued more than 30 days before the date this rider first became available in your state, the Company may in its discretion allow purchase of this rider during the 30-day period preceding the first contract anniversary after the date of this prospectus, or the date of state approval whichever is later.

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                                       ING

                     GOLDEN AMERICAN LIFE INSURANCE COMPANY
Golden American Life Insurance Company is a stock company domiciled in Delaware.
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GPP-121808  Galaxy Premium Plus                                       05/01/2002